                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03980
                                  ---------------------------------------------

                    Morgan Stanley Institutional Fund Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  9/30
                        --------------------------
Date of reporting period:  9/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2004 ANNUAL REPORT

SEPTEMBER 30, 2004

[MORGAN STANLEY LOGO]

MORGAN STANLEY INSTITUTIONAL FUND TRUST

ADVISORY PORTFOLIOS

ADVISORY FOREIGN FIXED INCOME
ADVISORY FOREIGN FIXED INCOME II
ADVISORY MORTGAGE

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                                           2
INVESTMENT OVERVIEWS, PORTFOLIOS OF INVESTMENTS AND
   STATEMENTS OF ASSETS & LIABILITIES
ADVISORY PORTFOLIOS:
Advisory Foreign Fixed Income                                                  3
Advisory Foreign Fixed Income II                                               7
Advisory Mortgage                                                             11

STATEMENTS OF OPERATIONS                                                      17
STATEMENTS OF CHANGES IN NET ASSETS                                           18
STATEMENT OF CASH FLOWS                                                       19
FINANCIAL HIGHLIGHTS                                                          20
NOTES TO FINANCIAL STATEMENTS                                                 23
REPORT OF INDEPENDENT REGISTERED PUBLIC
   ACCOUNTING FIRM                                                            30
FEDERAL INCOME TAX INFORMATION                                                31
TRUSTEE AND OFFICER INFORMATION                                               32

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE MORGAN STANLEY INSTITUTIONAL FUND TRUST. TO RECEIVE A PROSPECTUS AND/OR SAI, WHICH CONTAINS MORE COMPLETE INFORMATION SUCH AS INVESTMENT OBJECTIVES, CHARGES, EXPENSES, POLICIES FOR VOTING PROXIES, RISK CONSIDERATIONS, AND DESCRIBES IN DETAIL EACH OF THE PORTFOLIO'S INVESTMENT POLICIES TO THE PROSPECTIVE INVESTOR, PLEASE CALL 1 (800) 354-8185. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. ADDITIONALLY, YOU CAN ACCESS PORTFOLIO INFORMATION INCLUDING PERFORMANCE, CHARACTERISTICS, AND INVESTMENT TEAM COMMENTARY THROUGH MORGAN STANLEY INVESTMENT MANAGEMENT'S
WEBSITE: www.morganstanley.com\im.

2004 ANNUAL REPORT

September 30, 2004

SHAREHOLDER'S LETTER

Dear Shareholders:

We are pleased to present to you the Fund's Annual Report for the year ended September 30, 2004. Our Fund currently consists of 17 portfolios, providing investors with a broad array of equity, fixed- income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

New Developments:

Effective November 1, 2004, the Board of Trustees (the "Board") of the Fund approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management ("MSIM") to reduce the fee payable by the following Portfolios - Equity Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio, Core Plus Fixed Income Portfolio, and High Yield Portfolio. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. ("JPMIS") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMIS.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

October 2004

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

The Advisory Foreign Fixed Income Portfolio seeks above average total return over a market cycle of three to five years. The Portfolio invests primarily in fixed income securities of government and corporate issuers in countries other than the U.S., including both investment grade and high yield securities rated B or higher (commonly referred to as "junk bonds"). The Portfolio may invest, to a limited degree, in issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities represent a much greater risk of default and tend to be more volatile than higher rated bonds.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio had a total return of 2.15% compared to 2.99% for the Citigroup World Government Bond Index, excluding the United States, hedged to U.S. dollars (the "Index") and 3.81% for the Citigroup U.S. Broad Investment Grade Bond Index.

FACTORS AFFECTING PERFORMANCE

   - Most U.S. and international market rates rose during the one-year period, and the dollar's value declined versus major currencies.

   - The Portfolio returned less than the international bond market because of its focus on short-maturity bonds, which began the period with lower yields and total returns.

   - As this Portfolio is a special vehicle fund used solely as a part of our clients' broader Morgan Stanley-managed fixed income strategy, formal evaluation of the Portfolio's return in isolation versus a benchmark is an inappropriate measure of its success. The opportunistic allocation to this Portfolio over the review period made a positive contribution to separate account returns.

MANAGEMENT STRATEGIES

   - The Portfolio's strategy has involved a focus on selected euro-zone corporate bonds along with holdings of sovereign issues for diversification purposes.

   - To minimize exposure to changes in the value of the U.S. dollar, the Portfolio's currency exposure remains hedged to the U.S. dollar.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                 SINCE INCEPTION

            ADVISORY FOREIGN   CITIGROUP WORLD GOV'T   CITIGROUP U.S. BROAD
              FIXED INCOME      BOND EX-U.S. HEDGED      INVESTMENT GRADE
               PORTFOLIO               INDEX                BOND INDEX
----------------------------------------------------------------------------
    "**"           5,000,000               5,000,000               5,000,000
   "1995"          5,606,081               5,721,495               5,767,023
   "1996"          6,529,542               6,004,005               6,465,409
   "1997"          7,448,849               6,587,493               7,256,775
   "1998"          8,207,589               7,342,926               8,260,387
   "1999"          8,443,303               7,323,042               8,445,420
   "2000"          8,937,929               7,829,269               9,034,065
   "2001"          9,931,925               8,850,120               9,869,716
   "2002"         10,898,390               9,592,804              10,454,991
   "2003"         11,103,280              10,119,449              10,814,642
   "2004"         11,342,000              10,505,000              11,138,000

*    Minimum Investment
**   Commenced operations on October 7, 1994.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP WORLD GOVERNMENT BOND EX-U.S. HEDGED INDEX(1) AND THE CITIGROUP U.S. BROAD INVESTMENT GRADE BOND INDEX(2)

                                                           TOTAL RETURNS(3)
                                                   ------------------------------
                                                               AVERAGE ANNUAL
                                                            ---------------------
                                                      ONE     FIVE          SINCE
                                                     YEAR    YEARS   INCEPTION(5)
---------------------------------------------------------------------------------
Portfolio -- Institutional Class (4)                 2.15%    6.08%          8.55%
Citigroup World Government Bond Ex-U.S. Hedged
  Index                                              2.99     5.69           8.34
Citigroup U.S. Broad Investment Grade Bond Index     3.81     7.48           7.72

(1) The Citigroup World Government Bond Ex-U.S Hedged Index is a market-capitalization weighted benchmark that tracks the performance of the 20 government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Issuers must carry an investment grade (BBB-/Baa3) or higher credit rating to remain eligible for inclusion. The index is hedged to the U.S. dollar by using a rolling one-month forward exchange contract as a hedging instrument.
(2) The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)
ADVISORY FOREIGN FIXED INCOME PORTFOLIO

     returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on October 7, 1994.
(5) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                               EXPENSES PAID
                                            ENDING ACCOUNT    DURING PERIOD*
                                 BEGINNING           VALUE  APRIL 1, 2004 --
                             ACCOUNT VALUE   SEPTEMBER 30,     SEPTEMBER 30,
                             APRIL 1, 2004            2004              2004
----------------------------------------------------------------------------
Actual                       $    1,000.00  $     1,003.00  $           0.78
Hypothetical (5% average
  annual return before
  expenses)                       1,000.00        1,024.22              0.79

* Expenses are equal to the Portfolio's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by country, as a percentage of total investments.

[CHART]

France                             28.7%
Netherlands                         9.7%
United Kingdom                      9.0%
Short-Term Investments             49.0%
Other*                              3.6%

* Countries which do not appear in the top 10 countries and countries which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                                        FACE
                                                      AMOUNT            VALUE
                                                       (000)            (000)
-----------------------------------------------------------------------------
FIXED INCOME SECURITIES (49.9%)
AUSTRIA (0.4%)
Republic of Austria
  3.40%, 10/20/04                              EUR       350   $          436
-----------------------------------------------------------------------------
BELGIUM (1.4%)
Kingdom of Belgium
  4.75%, 9/28/06                                       1,100            1,424
-----------------------------------------------------------------------------
DENMARK (0.4%)
Kingdom of Denmark
  5.00%, 8/15/05                               DKK     2,500              427
-----------------------------------------------------------------------------
FRANCE (28.1%)
France Telecom S.A.
  7.00%, 12/23/09                              EUR     3,450            4,918
Government of France B.T.A.N.
  5.00%, 7/12/05                                      18,500           23,484
-----------------------------------------------------------------------------
                                                                       28,402
=============================================================================
GERMANY (0.4%)
DEPFA Deutsche Pfandbriefbank AG
  5.00%, 2/3/05                                          340              427
-----------------------------------------------------------------------------
NETHERLANDS (9.5%)
Netherlands Government
  3.00%, 7/15/06                                       3,750            4,699
Olivetti Finance N.V.
  5.88%, 1/24/08                                       3,685            4,935
-----------------------------------------------------------------------------
                                                                        9,634
=============================================================================
SPAIN (0.5%)
Kingdom of Spain
  3.25%, 1/31/05                                         355              443
-----------------------------------------------------------------------------
SWEDEN (0.4%)
Swedish Government
  6.00%, 2/9/05                                SEK     3,150              438
-----------------------------------------------------------------------------
UNITED KINGDOM (8.8%)
BAT International Finance plc
  4.88%, 2/25/09                               EUR     6,920            8,872
-----------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $46,929)                         50,503
=============================================================================
SHORT-TERM INVESTMENT (48.0%)
REPURCHASE AGREEMENT (48.0%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $48,602
  (COST $48,600)                               $   (f)48,600           48,600
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (97.9%) (COST $95,529)                               99,103
=============================================================================

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

EUR -- Euro
DKK -- Danish Krone
SEK -- Swedish Krona

STATEMENT OF ASSETS & LIABILITIES

                                                      AMOUNT           AMOUNT
                                                       (000)            (000)
-----------------------------------------------------------------------------
ASSETS (100.7%)
  Total Investments, at Value (Cost $95,529)
    -- Including Repurchase Agreement of
    $48,600                                    $      99,103
  Cash                                                     1
  Due from Broker                                      1,789
  Interest Receivable                                  1,012
  Other                                                    4   $      101,909
-----------------------------------------------------------------------------
LIABILITIES (-0.7%)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                         (669)
  Payable for Administrative Fees                        (10)
  Payable for Trustees' Fees and Expenses                 (4)
  Payable for Custodian Fees                              (2)
  Other Liabilities                                      (14)            (699)
-----------------------------------------------------------------------------
NET ASSETS (100%)                                              $      101,210
=============================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        99,007
Undistributed (Distributions in Excess of)
  Net Investment Income                                                  (737)
Accumulated Net Realized Gain (Loss)                                       12
Unrealized Appreciation (Depreciation) on:
  Investments                                                           3,574
  Foreign Currency Exchange Contracts and
    Translations                                                         (651)
  Futures Contracts                                                         5
-----------------------------------------------------------------------------
NET ASSETS                                                     $      101,210
=============================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 30,287,753 outstanding shares
    of beneficial interest (unlimited
    authorization, no par value)                               $         3.34
=============================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                            NET
  CURRENCY                                      IN                       UNREALIZED
     TO                                      EXCHANGE                   APPRECIATION
  DELIVER          VALUE      SETTLEMENT       FOR          VALUE      (DEPRECIATION)
   (000)           (000)         DATE         (000)         (000)          (000)
-------------------------------------------------------------------------------------
EUR     3,010   $     3,742    10/26/04    US$    3,690   $    3,690   $          (52)
EUR    13,754        17,102    10/26/04    US$   16,860       16,860             (242)
EUR    23,918        29,735    11/29/04    US$   29,360       29,360             (375)
                -----------                               ----------   --------------
                $    50,579                               $   49,910   $         (669)
                ===========                               ==========   ==============

US$ -- U.S. Dolllar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                     NET
                                                                  UNREALIZED
                          NUMBER                                 APPRECIATION
                            OF         VALUE       EXPIRATION   (DEPRECIATION)
                         CONTRACTS     (000)          DATE          (000)
------------------------------------------------------------------------------
LONG:
Euro--Schaz 2 yr.
  (Germany)                 329      $  43,335       Dec-04     $            5

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

The Advisory Foreign Fixed Income II Portfolio seeks above average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio had a total return of 2.35% compared to 2.99% for the Citigroup World Government Bond Index, excluding the United States, hedged to U.S. dollars, (the "Index") and 3.81% for the Citigroup U.S. Broad Investment Grade Bond Index.

FACTORS AFFECTING PERFORMANCE

   - Most U.S. and international interest rates were steady to slightly higher over the review period, and the dollar's value declined versus major currencies.

   - The Portfolio returned less than the international bond market because of its focus on short-maturity bonds, which began the period with lower yields and total returns.

   - As this Portfolio is a special vehicle fund used solely as a part of our clients' broader Morgan Stanley-managed fixed income strategy, formal evaluation of the Portfolio's return in isolation versus a benchmark is an inappropriate measure of its success. The opportunistic allocation to this Portfolio over the review period made a positive contribution to separate account returns.

MANAGEMENT STRATEGIES

   - The Portfolio's strategy has involved a focus on selected euro-zone corporate bonds along with holdings of sovereign issues for diversification purposes.

   - To minimize exposure to changes in the value of the U.S. dollar, the Portfolio's currency exposure remains hedged to the U.S. dollar.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                 SINCE INCEPTION

            ADVISORY FOREIGN   CITIGROUP WORLD GOV'T   CITIGROUP U.S. BROAD
              FIXED INCOME      BOND EX-U.S. HEDGED      INVESTMENT GRADE
              II PORTFOLIO             INDEX                BOND INDEX
----------------------------------------------------------------------------
   "(1)"           5,000,000               5,000,000               5,000,000
   "2000"          5,089,967               5,167,094               5,082,777
   "2001"          5,605,484               5,840,826               5,552,934
   "2002"          6,281,858               6,330,977               5,882,223
   "2003"          6,404,983               6,678,547               6,084,571
   "2004"          6,555,500               6,933,000               6,266,500


*    Minimum Investment
**   Commenced operations on June 20, 2000.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP WORLD GOVERNMENT BOND EX-U.S. HEDGED INDEX(1) AND THE CITIGROUP U.S. BROAD INVESTMENT GRADE BOND INDEX(2)

                                                               TOTAL RETURNS(3)
                                                          ------------------------
                                                                           AVERAGE
                                                                            ANNUAL
                                                                ONE          SINCE
                                                               YEAR   INCEPTION(5)
----------------------------------------------------------------------------------
Portfolio -- Institutional Class (4)                           2.35%          6.53%
Citigroup World Government Bond Ex-U.S. Hedged Index           2.99           5.45
Citigroup U.S. Broad Investment Grade Bond Index               3.81           7.94

(1) The Citigroup World Government Bond Ex-U.S Hedged Index is a market-capitalization weighted benchmark that tracks the performance of the 20 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Issuers must carry an investment grade (BBB-/Baa3) or higher credit rating to remain eligible for inclusion. The index is hedged to the U.S. dollar by using a rolling one-month forward exchange contract as a hedging instrument.
(2) The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on June 20, 2000.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

(5) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                  EXPENSES PAID
                                              ENDING ACCOUNT     DURING PERIOD*
                                  BEGINNING            VALUE   APRIL 1, 2004 --
                              ACCOUNT VALUE    SEPTEMBER 30,      SEPTEMBER 30,
                              APRIL 1, 2004             2004               2004
-------------------------------------------------------------------------------
Actual                      $      1,000.00   $     1,005.10   $           0.75
Hypothetical (5% average
  annual return before
  expenses)                        1,000.00         1,024.25               0.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by country, as a percentage of total investments.

[CHART]

France                             27.7%
Netherlands                         9.8%
United Kingdom                      9.0%
Short-Term Investments             50.9%
Other*                              2.6%


* Countries which do not appear in the top 10 countries and countries which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                        FACE
                                                      AMOUNT            VALUE
                                                       (000)            (000)
-----------------------------------------------------------------------------
FIXED INCOME SECURITIES (48.0%)
AUSTRIA (0.4%)
Republic of Austria
  3.40%, 10/20/04                              EUR        80   $          100
-----------------------------------------------------------------------------
BELGIUM (1.0%)
Kingdom of Belgium
  4.75%, 9/28/06                                         200              259
-----------------------------------------------------------------------------
FRANCE (27.1%)
France Telecom S.A.
  7.00%, 12/23/09                                        880            1,255
Government of France B.T.A.N.
  5.00%, 7/12/05                                       4,500            5,712
-----------------------------------------------------------------------------
                                                                        6,967
=============================================================================
GERMANY (0.4%)
DEPFA Deutsche Pfandbriefbank AG
  5.00%, 2/3/05                                           80              100
-----------------------------------------------------------------------------
NETHERLANDS (9.5%)
Netherlands Government
  3.00%, 7/15/06                                         950            1,190
Olivetti Finance N.V.
  5.88%, 1/24/08                                         940            1,259
-----------------------------------------------------------------------------
                                                                        2,449
=============================================================================
SPAIN (0.4%)
Kingdom of Spain
  3.25%, 1/31/05                                          85              106
-----------------------------------------------------------------------------
SWEDEN (0.4%)
Swedish Government
  6.00%, 2/9/05                                SEK       750              104
-----------------------------------------------------------------------------
UNITED KINGDOM (8.8%)
BAT International Finance plc
  4.88%, 2/25/09                               EUR     1,755            2,250
-----------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $11,490)                         12,335
=============================================================================
SHORT-TERM INVESTMENT (49.8%)
REPURCHASE AGREEMENT (49.8%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $12,781
  (COST $12,780)                               $   (f)12,780           12,780
=============================================================================
TOTAL INVESTMENTS (97.8%) (COST $24,270)                               25,115
=============================================================================

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

EUR -- Euro
SEK -- Swedish Krona

STATEMENT OF ASSETS & LIABILITIES

                                                        AMOUNT           AMOUNT
                                                         (000)            (000)
-------------------------------------------------------------------------------
ASSETS (100.7%)
  Total Investments, at Value (Cost $24,270) --
    Including Repurchase Agreement of
    $12,780                                      $      25,115
  Due from Broker                                          481
  Interest Receivable                                      253
  Foreign Withholding Tax Reclaim Receivable                18
  Other                                                      1   $       25,868
-------------------------------------------------------------------------------
LIABILITIES (-0.7%)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                           (164)
  Payable for Investment Advisory Fees                     (16)
  Payable for Administrative Fees                           (4)
  Payable for Custodian Fees                                (1)
  Other Liabilities                                        (12)            (197)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                $       25,671
===============================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                  $       25,183
Undistributed (Distributions in Excess of) Net
  Investment Income                                                        (204)
Accumulated Net Realized Gain (Loss)                                          1
Unrealized Appreciation (Depreciation) on:
  Investments                                                               845
  Foreign Currency Exchange Contracts and
    Translations                                                           (155)
  Futures Contracts                                                           1
-------------------------------------------------------------------------------
NET ASSETS                                                       $       25,671
===============================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 2,168,923 outstanding shares
    of beneficial interest (unlimited
    authorization, no par value)                                 $        11.84
===============================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                         NET
  CURRENCY                                    IN                      UNREALIZED
     TO                                    EXCHANGE                  APPRECIATION
  DELIVER        VALUE      SETTLEMENT       FOR          VALUE     (DEPRECIATION)
   (000)         (000)         DATE         (000)         (000)          (000)
----------------------------------------------------------------------------------
EUR      655   $      814    10/26/04    US$      803   $     803   $          (11)
EUR    3,948        4,909    10/26/04    US$    4,839       4,839              (70)
EUR    5,318        6,611    11/29/04    US$    6,528       6,528              (83)
               ----------                               ---------   --------------
               $   12,334                               $  12,170   $         (164)
               ==========                               =========   ==============

US$-- U.S. Dollar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                             NET
                                                                         UNREALIZED
                               NUMBER                                    APPRECIATION
                                 OF         VALUE         EXPIRATION    (DEPRECIATION)
                              CONTRACTS     (000)            DATE            (000)
--------------------------------------------------------------------------------------
LONG:
Euro--Schatz 2 yr.
  (Germany)                      83        $  10,932        Dec-04      $            1
                                                                        ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

ADVISORY MORTGAGE PORTFOLIO

The Advisory Mortgage Portfolio seeks returns consistent with returns generated by the market for mortgage securities. The Portfolio invests primarily in investment grade mortgage securities of the U.S. Government and private issuers, and in mortgage derivatives. The Portfolio also invests in other U.S. Government securities and investment grade fixed income securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of seven years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio had a total return of 4.30% compared to 4.36% for the Lehman Mortgage Index (the "Index").

FACTORS AFFECTING PERFORMANCE

   - Economic data improved over the course of the twelve-month period, with strong employment gains posted in the first half of the calendar year. The Federal Reserve increased official short-term interest rates three times during 2004. Short- and intermediate-maturity U.S. Treasury yields rose sharply, while most corporate and mortgage yield spreads tended to narrow.

   - As this Portfolio is a special vehicle fund used solely as a part of our clients' broader Morgan Stanley-managed fixed income strategy, formal evaluation of the Portfolio's return in isolation versus a benchmark is an inappropriate measure of its success.

MANAGEMENT STRATEGIES

   - Higher-coupon mortgages continue to offer the best relative value in the mortgage sector, and represent the bulk of the Portfolio's focus. As has been the case, prices and yields of these securities continue to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

   - The Portfolio also maintains exposure to commercial mortgage-backed securities ("CMBS") via total return swaps (receive CMBS total return, pay floating rates) with highly-rated counterparties.

   - To minimize exposure to generic liquidity yield spreads - which remain quite low - the Portfolio continues to pay fixed rates and receive floating rates on interest-rate swaps with highly-rated counterparties.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                 SINCE INCEPTION

              ADVISORY MORTAGE   LEHMAN MORTAGE
                 PORTFOLIO           INDEX
-----------------------------------------------
    "(1)"            5,000,000        5,000,000
    "1995"           5,300,949        5,319,948
    "1996"           5,648,463        5,628,361
    "1997"           6,271,601        6,193,662
    "1998"           6,921,214        6,727,835
    "1999"           6,899,315        6,880,751
    "2000"           7,365,998        7,391,413
    "2001"           8,345,448        8,303,758
    "2002"           9,053,801        8,915,163
    "2003"           9,453,979        9,227,194
    "2004"           9,860,500        9,629,500

*    Minimum Investment
**   Commenced operations on April 12, 1995.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE LEHMAN MORTGAGE INDEX(1)

                                              TOTAL RETURNS(2)
                                       ------------------------------
                                                   AVERAGE ANNUAL
                                                ---------------------
                                          ONE     FIVE          SINCE
                                         YEAR    YEARS   INCEPTION(4)
---------------------------------------------------------------------
Portfolio -- Institutional Class(3)      4.30%    7.40%          7.44%
Lehman Mortgage Index                    4.36     6.95           7.17

(1) The Lehman Mortgage Index includes GNMA, FNMA and FHLMC pass-through securities with original maturities of 15, 20 and 30 years, as well as balloon mortgages. The Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. These aggregates are defined according to agency, program, pass-through coupon and origination year. Index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the Index. The Index excludes buydown, graduated equity mortgages, project loans, ARMS, non-agency mortgages and CMOs.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on April 12, 1995.
(4) For comparative purposes, average annual since inception returns listed for the index refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                  EXPENSES PAID
                                              ENDING ACCOUNT     DURING PERIOD*
                                  BEGINNING            VALUE   APRIL 1, 2004 --
                              ACCOUNT VALUE    SEPTEMBER 30,      SEPTEMBER 30,
                              APRIL 1, 2004             2004               2004
-------------------------------------------------------------------------------
Actual                        $    1,000.00   $     1,018.10   $           0.40
Hypothetical (5% average
  annual return before
  expenses)                        1,000.00         1,024.60               0.41

* Expenses are equal to the Portfolio's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total investments.

[CHART]

Agency Fixed Rate Mortgages       57.4%
U.S. Treasury Securities          29.7%
Short-Term Investments             5.9%
Other*                             7.0%

* Investment types which do not appear in the top 10 investment types and investment types which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

ADVISORY MORTGAGE PORTFOLIO

                                                               FACE
                                                             AMOUNT              VALUE
                                                              (000)              (000)
--------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (128.3%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.9%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  3.375%, 5/20/24 - 2/20/28                         $        49,843   $         50,441
  4.625%, 10/20/25 - 12/20/27                                13,035             13,293
  4.75%, 7/20/25 - 9/20/27                                    9,438              9,577
--------------------------------------------------------------------------------------
                                                                                73,311
======================================================================================
AGENCY FIXED RATE MORTGAGES (79.3%)
Federal Home Loan Mortgage Corporation
 Conventional Pools:
  7.00%, 10/26/29                                                 1                  1
  8.00%, 3/1/07 - 9/1/08                                         67                 71
  8.25%, 10/1/06 - 7/1/08                                        51                 53
  8.75%, 4/1/08                                                  20                 21
  9.00%, 10/1/16                                                 61                 68
  9.50%, 10/1/16 - 3/1/20                                     2,103              2,375
  10.00%, 1/1/09 - 12/1/20                                    4,904              5,473
  10.25%, 1/1/09 - 12/1/11                                       25                 27
  10.50%, 11/1/08 - 12/1/20                                   2,663              2,974
  11.00%, 2/1/11 - 9/1/20                                     1,366              1,531
  11.25%, 6/1/10 - 12/1/15                                       14                 16
  11.50%, 1/1/07 - 9/1/19                                       917              1,032
  11.75%, 3/1/11 - 4/1/15                                        61                 69
  12.00%, 10/1/09 - 7/1/20                                      911              1,033
  12.50%, 10/1/09 - 6/1/15                                      138                157
  13.00%, 9/1/10 - 11/1/13                                        8                 10
  13.50%, 2/1/10                                                  4                  4
 Gold Pools:
  6.50%, 5/1/21 - 11/1/33                                     9,213              9,680
  7.00%, 12/1/26 - 11/1/32                                   42,789             45,424
  7.50%, 2/1/23 - 1/1/33                                    102,022            109,534
  8.00%, 5/1/20 - 12/1/31                                    41,061             44,668
  8.50%, 10/1/10 - 7/1/31                                   102,165            111,643
  9.00%, 10/1/17 - 1/1/31                                     8,023              8,868
  9.50%, 11/1/16 - 12/1/22                                    2,757              3,115
  10.00%, 6/1/17 - 4/1/25                                     2,127              2,380
  10.50%, 6/1/11 - 3/1/21                                       677                763
  11.00%, 7/1/17 - 9/1/20                                       602                673
  11.50%, 1/1/16 - 6/1/20                                       368                414
  12.00%, 6/1/20                                                776                872
  12.50%, 7/1/19                                                 19                 22
 October TBA
  5.00%, 10/1/19                                          (i)94,500             95,977
  5.50%, 10/1/19                                          (i)61,625             63,647
  6.00%, 10/1/34                                          (i)91,900             94,915
  6.50%, 10/1/34                                          (i)32,750             34,357
Federal National Mortgage Association,
 Conventional Pools:
  6.00%, 10/1/32                                                422                443
  6.50%, 11/1/23 - 8/1/34                                   266,860            280,246
  7.00%, 1/1/08 - 3/1/34                                     87,893             93,304
  7.50%, 10/1/12 - 8/1/33                                   182,607            195,771
  8.00%, 3/1/07 - 4/1/33                                    162,866            177,117
  8.50%, 10/1/05 - 5/1/32                                   131,589            143,727
  9.00%, 6/1/18 - 4/1/26                            $         2,538   $          2,844
  9.50%, 7/1/16 - 4/1/30                                     14,626             16,524
  10.00%, 9/1/10 - 9/1/26                                    13,276             14,941
  10.50%, 5/1/06 - 6/1/27                                     4,401              4,961
  10.75%, 10/1/11                                                32                 36
  11.00%, 10/1/13 - 7/1/25                                    1,199              1,352
  11.50%, 2/1/11 - 8/1/25                                     1,880              2,129
  12.00%, 9/1/10 - 8/1/20                                       968              1,095
  12.50%, 1/1/10 - 9/1/15                                       909              1,042
 October TBA
  4.50%, 10/1/19                                         (i)123,650            123,225
  5.00%, 10/1/19                                          (i)87,200             88,590
  5.50%, 10/1/19 - 10/1/34                               (i)351,675            360,327
  6.00%, 10/1/34                                          (i)23,950             24,773
  6.50%, 10/1/34                                          (i)18,750             19,670
 November TBA
  5.50%, 11/1/19 - 11/1/34                               (i)198,825            202,146
  6.50%, 11/1/34                                         (i)362,350            379,222
Government National Mortgage Association,
 Various Pools:
  8.50%, 7/15/08 - 3/15/20                                    3,482              3,858
  9.00%, 11/15/16 - 11/15/24                                 20,652             23,257
  9.50%, 7/15/09 - 10/15/24                                  47,584             53,887
  10.00%, 10/15/09 - 2/15/26                                 69,976             78,940
  10.50%, 6/15/12 - 4/15/25                                  15,007             17,040
  11.00%, 12/15/09 - 4/15/21                                 21,097             23,941
  11.50%, 3/15/10 - 11/15/19                                  1,320              1,511
  12.00%, 11/15/12 - 5/15/16                                  2,657              3,046
  12.50%, 5/15/10 - 7/15/15                                     176                202
  13.00%, 1/15/11 - 10/15/13                                     56                 65
  13.50%, 5/15/10 - 9/15/14                                      75                 87
--------------------------------------------------------------------------------------
                                                                             2,981,186
======================================================================================
ASSET BACKED CORPORATES (1.4%)
Centex Home Equity Corp.
  2.03%, 6/25/19                                             21,913             21,865
Hyundai Auto Receivables Trust
  1.56%, 9/15/06                                             30,642             30,593
--------------------------------------------------------------------------------------
                                                                                52,458
======================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.1%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  4.188%, 3/15/24                                            80,311              4,200
  4.56%, 7/25/34                                             77,368              4,286
  5.734%, 12/15/23                                            5,738                509
  6.24%, 6/15/28                                             14,106                942
  6.64%, 12/15/27                                             8,568                309
  6.74%, 9/15/30                                              5,809                504
  38.188%, 11/15/07                                             111                 39
  Inv Fl IO PAC
  7.434%, 2/15/08                                             1,246                 70
  7.787%, 3/15/08                                               739                 52
  Inv Fl IO REMIC
  5.74%, 8/15/30                                                 68                  5

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

                                                               FACE
                                                             AMOUNT              VALUE
                                                              (000)              (000)
--------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
  IO
  5.00%, 6/15/17                                    $           670   $             74
  5.50%, 1/15/29 - 8/15/30                                   34,695              3,243
  6.00%, 5/1/31                                               2,169                385
  6.50%, 4/1/28 - 5/15/33                                     4,117                720
  7.00%, 8/15/30 - 3/1/32                                    13,222              2,444
  7.50%, 4/1/28 - 8/15/30                                     6,484              1,195
  8.00%, 10/15/12 - 6/1/31                                   20,975              3,705
  IO PAC
  1.00%, 2/15/27                                             10,976                232
  7.00%, 9/15/27                                                128                 21
  IO REMIC
  10.00%, 5/1/20 - 6/1/20                                       205                 31
  PAC
  8.55%, 1/15/21                                                 77                 77
  9.60%, 4/15/20                                                232                232
  9.90%, 10/15/19                                             1,170              1,171
  10.00%, 5/15/20 - 6/15/20                                   1,222              1,224
  REMIC
  2.312%, 9/15/07                                               531                532
  REMIC PAC
  9.50%, 4/15/20                                                264                265
Federal National Mortgage Association
  2.244%, 12/25/08                                            1,393              1,396
  3.25%, 6/25/33                                              7,804              7,805
  7.00%, 9/25/32                                             20,449             21,395
  Inv Fl IO
  5.763%, 2/17/31                                               126                 12
  6.156%, 7/18/27                                             2,289                153
  6.16%, 12/25/27                                               909                 32
  6.36%, 10/25/28                                             9,665                732
  6.434%, 10/25/07                                            1,948                 90
  6.66%, 7/25/30 - 8/25/30                                    6,573                554
  6.689%, 11/18/30                                            4,100                361
  6.739%, 10/18/30                                              893                 74
  6.76%, 10/25/29                                             2,293                163
  Inv Fl IO REMIC
  52.923%, 9/25/20                                              327                582
  66.656%, 9/25/22                                              492                634
  IO
  5.00%, 9/25/11 - 2/25/15                                    6,022                167
  5.50%, 3/25/17 - 6/25/26                                    3,414                235
  6.00%, 8/25/32 - 11/25/32                                   2,495                336
  6.50%, 7/1/31 - 5/25/33                                    51,489              9,387
  7.00%, 3/1/32 - 5/25/33                                    48,092              8,762
  7.50%, 4/1/27 - 1/1/32                                      4,176                759
  8.00%, 2/1/23 - 8/1/31                                     69,376             12,182
  8.50%, 10/1/24 - 10/1/25                                   10,480              1,487
  9.00%, 11/1/26                                              5,742              1,067
  9.50%, 9/1/18                                                   1                @--
  59.07%, 12/25/21                                                1                  5
  18.36%, 6/25/21                                               @--                  3
  IO PAC
  8.00%, 9/18/27                                             17,241              3,005
  11.19%, 9/25/20                                   $           @--   $             14
  16.97%, 7/25/21                                               @--                  6
  IO REMIC PAC
  8.00%, 8/18/27                                              2,765                472
  PAC
  8.50%, 9/25/20                                                121                132
  8.60%, 12/25/04                                                 1                  1
  8.75%, 11/25/19                                                15                 16
Government National Mortgage Association
 Inv Fl IO
  6.188%, 9/16/27                                               181                 17
  6.221%, 4/16/29                                            33,842              2,843
  6.339%, 5/20/31                                             7,421                704
  6.771%, 12/16/29                                            1,739                200
  6.821%, 8/16/29                                            36,074              3,808
  IO PAC
  5.50%, 10/20/23 - 9/20/24                                  17,928                261
Kidder Peabody Mortgage Assets Trust, IO
  9.50%, 4/22/18                                                 30                  6
Lehman Structured Securities Corp., IO
  7.00%, 10/26/29                                         (e)91,165              9,117
--------------------------------------------------------------------------------------
                                                                               115,442
======================================================================================
FEDERAL AGENCY (1.5%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                            58,650             58,911
======================================================================================
MORTGAGES -- OTHER (0.1%)
American Express Co.
  9.625%, 12/1/12                                            (d)110                110
American Housing Trust
  9.125%, 4/25/21                                               853                852
  9.553%, 9/25/20                                             1,399              1,399
California Federal Savings & Loan Association
  8.80%, 1/1/14                                                (d)6                  6
First Federal Savings & Loan Association
  8.75%, 6/1/06                                               (d)54                 54
Gemsco Mortgage Pass Through Certificate
  8.696%, 11/25/10                                               76                 76
Household Bank
  8.239%, 12/1/08                                              (d)9                  9
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                               1,193              1,204
--------------------------------------------------------------------------------------
                                                                                 3,710
======================================================================================
U.S. TREASURY SECURITIES (41.0%)
U.S. Treasury Strips
  IO
  4.66%, 5/15/16                                             10,000              5,854
  4.76%, 2/15/17                                             65,000             36,320
  4.93%, 8/15/18                                             49,250             25,061
  4.99%, 2/15/19                                             75,000             36,933
  5.01%, 5/15/19                                            153,300             74,355
  5.02%, 8/15/19                                            125,000             59,796
  5.04%, 11/15/19 - 8/15/20                                 156,700             72,401
  5.05%, 2/15/20                                            413,010            191,869
  5.07%, 5/15/20                                            247,000            112,980

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

                                                               FACE
                                                             AMOUNT              VALUE
                                                              (000)              (000)
--------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (CONT'D)
  5.08%, 2/15/21                                    $       275,900   $        120,390
  5.14%, 5/15/21                                            745,570            320,717
  5.16%, 11/15/21                                           185,825             77,673
  5.18%, 2/15/22                                             29,100             11,969
  5.21%, 8/15/22 - 11/15/22                                 186,950             74,236
  5.23%, 2/15/23                                             37,000             14,331
  5.24%, 11/15/23                                            65,000             24,174
  PO
  5/15/21 - 11/15/21                                        658,450            282,048
--------------------------------------------------------------------------------------
                                                                             1,541,107
======================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $4,798,755)                            4,826,125
======================================================================================

                                                             SHARES
--------------------------------------------------------------------------------------
PREFERRED STOCK (1.7%)
MORTGAGES -- OTHER
Home Ownership Funding Corp. 13.331%
  (COST $60,186)                                         (e)151,800             62,814
======================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (8.1%)
DISCOUNT NOTES (0.7%)
Bristol-Myers Squibb 9.528%, 10/13/04               $        25,000             24,984
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.1%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $267,254                              (f)267,242            267,242
--------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
  1.83%, 1/13/05                                             10,000              9,950
  2.04%, 3/24/05                                           (j)3,000              2,971
--------------------------------------------------------------------------------------
                                                                                12,921
======================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $305,153)                                 305,147
======================================================================================
TOTAL INVESTMENTS (138.1%) (COST $5,164,094)                                 5,194,086
======================================================================================

(d) Security was valued at fair value -- At September 30, 2004, the Portfolio held $179,000 of fair valued securities, representing less than 0.05% of net assets.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2004.
IO      Interest Only
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     To be announced

STATEMENT OF ASSETS & LIABILITIES

                                                             AMOUNT             AMOUNT
                                                              (000)              (000)
--------------------------------------------------------------------------------------
ASSETS (157.1%)
  Total Investments, at Value
   (Cost $5,164,094)                                $     5,194,086
  Receivable for Delayed Delivery
    Commitments                                             583,453
  Due from Broker                                           115,037
  Interest Receivable                                        13,996
  Receivable for Investments Sold                               603
  Receivable from Investment Adviser                            108
  Other                                                         148   $      5,907,431
--------------------------------------------------------------------------------------
LIABILITIES (-57.1%)
  Payable for Delayed Delivery Commitments               (2,069,762)
  Interest Payable for Swap Agreements                      (66,715)
  Net Unrealized Depreciation on Swap
    Agreements                                               (9,047)
  Bank Overdraft Payable                                       (532)
  Payable for Administrative Fees                              (294)
  Payable for Investments Purchased                            (246)
  Payable for Trustees' Fees and Expenses                      (166)
  Payable for Custodian Fees                                    (35)
  Other Liabilities                                            (107)        (2,146,904)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $      3,760,527
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $      4,059,196
Undistributed (Distributions in Excess of) Net
  Investment Income                                                             32,603
Accumulated Net Realized Gain (Loss)                                          (350,498)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                   29,992
  Futures Contracts                                                             (1,719)
  Swap Agreements                                                               (9,047)
--------------------------------------------------------------------------------------
NET ASSETS                                                            $      3,760,527
======================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 374,832,112 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                     $          10.03
======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                    NET
                                                                UNREALIZED
                         NUMBER                                APPRECIATION
                           OF          VALUE     EXPIRATION   (DEPRECIATION)
                        CONTRACTS      (000)        DATE           (000)
----------------------------------------------------------------------------
LONG:
  U.S. Treasury
    5 yr. Note                 777   $  86,053     Dec-04     $          469
  U.S. Treasury
    Long Bond                  570      63,965     Dec-04              1,142

SHORT:
  U.S. Treasury
    2 yr. Note                  37       7,816     Dec-04                @--
  U.S. Treasury
    10 yr. Note              2,379     267,935     Dec-04             (3,330)
                                                              --------------
                                                              $       (1,719)
                                                              ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 ANNUAL REPORT

                                        September 30, 2004

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2004

                                                                 ADVISORY      ADVISORY
                                                                  FOREIGN       FOREIGN
                                                                    FIXED         FIXED      ADVISORY
                                                                   INCOME     INCOME II      MORTGAGE
                                                                PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                    (000)          (000)        (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                    $       --    $       --    $    5,023
  Interest                                                          2,674           518       113,883
-----------------------------------------------------------------------------------------------------
    Total Investment Income                                         2,674           518       118,906
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees (Note B)                                   486            94        17,229
  Administration Fees (Note C)                                        121            28         4,042
  Custodian Fees (Note E)                                              24             7           422
  Shareholder Reporting Fees                                            3             1            98
  Professional Fees                                                    26             7           177
  Trustees' Fees and Expenses                                           3           #--           115
  Other Expenses                                                       20            19           204
-----------------------------------------------------------------------------------------------------
    Total Expenses                                                    683           156        22,287
-----------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees (Note B)                        (486)          (94)      (17,229)
  Expenses Reimbursed by Adviser                                       (1)          (24)       (1,383)
  Expense Offset (Note E)                                              (1)          #--            (3)
-----------------------------------------------------------------------------------------------------
    Net Expenses                                                      195            38         3,672
-----------------------------------------------------------------------------------------------------
Net Investment Income                                               2,479           480       115,234
-----------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
  Investments Sold                                                     15             1         7,350
  Foreign Currency Transactions                                    (5,440)       (1,087)           --
  Futures Contracts                                                 1,222           226          (635)
  Swap Agreements                                                      --            --       (86,220)
-----------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                       (4,203)         (860)      (79,505)
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments                                                       2,591           607        70,800
  Foreign Currency Exchange Contracts and Translations              2,542           451            --
  Futures Contracts                                                  (715)         (124)      (13,023)
  Swap Agreements                                                      --            --        96,888
-----------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)            4,418           934       154,665
-----------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                         215            74        75,160
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Operations                                          $    2,694    $      554    $  190,394
=====================================================================================================

# Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                   ADVISORY FOREIGN           ADVISORY FOREIGN
                                                     FIXED INCOME             FIXED INCOME II             ADVISORY MORTGAGE
                                                       PORTFOLIO                 PORTFOLIO                    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER      SEPTEMBER      SEPTEMBER
                                                       30,          30,          30,          30,            30,            30,
                                                      2004         2003         2004         2003           2004           2003
                                                     (000)        (000)        (000)        (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                         $    2,479   $    1,044   $      480   $      216   $    115,234   $    160,766
  Net Realized Gain (Loss)                          (4,203)       1,191         (860)         204        (79,505)       112,548
  Net Change in Unrealized Appreciation
   (Depreciation)                                    4,418       (1,607)         934         (282)       154,665         22,780
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                         2,694          628          554          138        190,394        296,094
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                               (960)        (735)        (139)         (67)      (239,329)      (334,458)
  Net Realized Gain                                    (19)      (1,275)          (3)          --             --       (386,871)
-------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (979)      (2,010)        (142)         (67)      (239,329)      (721,329)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                         3,130      160,585        1,291       30,358        420,450        833,304
  Distributions Reinvested                             858        1,845          134           54        201,461        656,642
  Redeemed                                         (62,158)     (12,096)      (3,040)      (5,790)    (2,528,971)    (2,382,589)
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions       (58,170)     150,334       (1,615)      24,622     (1,907,060)      (892,643)
-------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets          (56,455)     148,952       (1,203)      24,693     (1,955,995)    (1,317,878)
NET ASSETS:
  Beginning of Period                              157,665        8,713       26,874        2,181      5,716,522      7,034,400
===============================================================================================================================
  End of Period                                 $  101,210   $  157,665   $   25,671   $   26,874   $  3,760,527   $  5,716,522
===============================================================================================================================
  Undistributed (Distributions in Excess of)
   Net Investment Income Included in End
   of Period Net Assets                         $     (737)  $    1,962   $     (204)  $      316   $     32,603   $     59,491
-------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                  950       48,996          110        2,619         41,833         79,367
    Shares Issued on Distributions Reinvested          263          555           12            5         20,092         64,655
    Shares Redeemed                                (18,835)      (3,730)        (264)        (501)      (252,323)      (233,653)
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
     Class Shares Outstanding                      (17,622)      45,821         (142)       2,123       (190,398)       (89,631)
===============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 ANNUAL REPORT

                                        September 30, 2004

STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2004

                                                                    ADVISORY
                                                                    MORTGAGE
                                                                   PORTFOLIO
                                                                       (000)
----------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments              $  14,603,705
Purchases of Investments                                         (10,598,505)
Proceeds from Sales of Forward Commitments                        24,062,234
Purchases of Forward Commitments                                 (26,391,157)
Net (Increase) Decrease in Short-Term Investments                    369,383
Net Realized Gain (Loss) on Futures Contracts                           (635)
Net Realized Gain (Loss) on Swap Agreements                          (86,220)
Net Investment Income                                                115,234
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
  PROVIDED BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to Operations          16,253
Net Increase (Decrease) in Payables Related to Operations             36,457
Accretion/Amortization of Discounts and Premiums                         772
----------------------------------------------------------------------------
Net Cash Provided by Operating Activities                          2,127,521
----------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                  420,450
Payment on Portfolio Shares Redeemed                              (2,528,971)
Cash Dividends and Distributions Paid                                (37,868)
----------------------------------------------------------------------------
Net Cash Used in Financing Activities                             (2,146,389)
----------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                      (18,868)
CASH AT BEGINNING OF PERIOD                                           18,868
----------------------------------------------------------------------------
CASH AT END OF PERIOD                                          $          --
============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS
ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                                                                INSTITUTIONAL CLASS
                                                       ----------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                       ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                           2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     3.29     $     4.17     $     3.97     $     3.71     $     3.85
=============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                      0.06+          0.06+          0.18+          0.19+          0.18+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                            0.01           0.01           0.19           0.21           0.03
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         0.07           0.07           0.37           0.40           0.21
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                     (0.02)         (0.34)         (0.17)         (0.14)         (0.35)
  Net Realized Gain                                         (0.00)#        (0.61)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (0.02)         (0.95)         (0.17)         (0.14)         (0.35)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     3.34     $     3.29     $     4.17     $     3.97     $     3.71
=============================================================================================================================
TOTAL RETURN                                                 2.15%          1.88%          9.73%         11.12%          5.86%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                  $  101,210     $  157,665     $    8,713     $  215,557     $    9,052
Ratio of Expenses to Average Net Assets (1)                  0.15%          0.22%          0.15%          0.14%          0.16%
Ratio of Net Investment Income to Average
  Net Assets (1)                                             1.91%          1.86%          4.51%          5.02%          4.87%
Portfolio Turnover Rate                                        10%            13%            54%            10%             0%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
      TO AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                       0.53%          0.54%          0.49%          0.50%          0.72%
        Net Investment Income to Average Net Assets          1.53%          1.47%          4.14%          4.65%          4.30%
      Ratio to Expenses to Average Net Assets
        Including Expense Offsets                            0.15%          0.15%          0.12%          0.13%          0.15%
-----------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
#    Amount is less than $0.005.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 ANNUAL REPORT

                                        September 30, 2004

FINANCIAL HIGHLIGHTS
ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                                             INSTITUTIONAL CLASS
                                                   ------------------------------------------------------------------------
                                                                                                                PERIOD FROM
                                                                                                                   JUNE 20,
                                                                    YEAR ENDED SEPTEMBER 30,                      2000** TO
                                                   -------------------------------------------------------    SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                       2004           2003           2002           2001             2000
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    11.63     $    11.60     $    10.92     $    10.18    $       10.00
===========================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                  0.22+          0.24+          0.48+          0.50+            0.14+
  Net Realized and Unrealized Gain (Loss) on
    Investments                                          0.05          (0.01)          0.79           0.51             0.04
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.27           0.23           1.27           1.01             0.18
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.06)         (0.20)         (0.59)         (0.27)              --
  Net Realized Gain                                     (0.00)#           --             --             --               --
---------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.06)         (0.20)         (0.59)         (0.27)              --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    11.84     $    11.63     $    11.60     $    10.92    $       10.18
===========================================================================================================================
TOTAL RETURN                                             2.35%          1.96%         12.07%         10.13%            1.80%++
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)              $   25,671     $   26,874     $    2,181     $   58,010    $       1,806
Ratio of Expenses to Average Net Assets (1)              0.15%          0.22%          0.16%          0.16%            0.15%*
Ratio of Net Investment Income to Average
  Net Assets                                             1.92%          2.08%          4.51%          4.80%            5.09%*
Portfolio Turnover Rate                                    11%            50%            59%             4%               0%++
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
      TO AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                   0.62%          1.23%          0.57%          0.58%            3.17%*
        Net Investment Income to Average Net Assets      1.45%          1.00%          4.09%          4.37%            2.07%*
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                        0.15%          0.15%          0.15%          0.15%            0.15%*
---------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized
*    Annualized
**   Commencement of Operations
#    Amount is less than $0.005.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS
ADVISORY MORTGAGE PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                      ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                           2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     10.11     $     10.74     $     10.63     $     10.00     $     10.03
=================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                      0.25+           0.25+           0.46            0.62            0.72
  Net Realized and Unrealized Gain (Loss)
    on Investments                                           0.17            0.20            0.41            0.66           (0.08)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         0.42            0.45            0.87            1.28            0.64
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                     (0.50)          (0.51)          (0.76)          (0.65)          (0.67)
  Net Realized Gain                                            --           (0.57)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (0.50)          (1.08)          (0.76)          (0.65)          (0.67)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     10.03     $     10.11     $     10.74     $     10.63     $     10.00
=================================================================================================================================
TOTAL RETURN                                                 4.30%           4.42%           8.49%          13.30%           6.76%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                 $ 3,760,527     $ 5,716,522     $ 7,034,400     $ 7,963,569     $ 7,019,170
Ratio of Expenses to Average Net Assets (1)                  0.08%           0.08%           0.09%           0.09%           0.09%
Ratio of Net Investment Income to Average
  Net Assets (1)                                             2.51%           2.43%           4.24%           6.01%           7.19%
Portfolio Turnover Rate                                       512%^           120%            112%            134%             49%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE
      RATIOS TO AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                       0.49%           0.49%           0.48%           0.47%           0.46%
        Net Investment Income to Average Net Assets          2.10%           2.02%           3.84%           5.62%           6.81%
      Ratio of Expense to Average Net Assets
        Including Expense Offsets                            0.08%           0.08%           0.08%           0.08%           0.08%
---------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in the past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 ANNUAL REPORT

                                        September 30, 2004

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. For the purposes of the 1940 Act, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are considered non-diversified funds; the Advisory Mortgage Portfolio is considered a diversified fund. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

2. REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements discussed above.

3. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. "Due from (to) Broker" includes initial margin and variation margin, as stated in the Statement of Assets & Liabilities.

     Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

     Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4. SECURITIES SOLD SHORT: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and
     (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counter-party to the agreement, and is included in "Due from (to) Broker" on the Statement of Assets & Liabilities. The following summarizes swaps entered into by the Advisory Mortgage Portfolio:

     CREDIT DEFAULT SWAPS: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

     INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

     TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

     Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from

                                        2004 ANNUAL REPORT

                                        September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.

8. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

     A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

     The Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios' net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

     Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEES. Under the terms of an Investment Advisory Agreement, each Portfolio pays Morgan Stanley Investment Management Inc. ("MSIM", formerly Morgan

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

Stanley Investments LP, or "the Adviser"), a wholly-owned subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

Morgan Stanley Investment Management Limited ("MSIM Limited") serves as Sub-Adviser to the Advisory Foreign Fixed Income Portfolio and the Advisory Foreign Fixed Income II Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios' purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios.

C. ADMINISTRATION FEES. MSIM (the "Administrator") serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSIM receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets, plus reimbursement of out-of-pocket expenses. J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

Effective November 1, 2004, MSIM serves as Administrator to the Fund pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, the Administration Fee will remain the same while services covered by the Administration Fee will change. Administration costs, (including out-of-pocket expenses incurred in the ordinary course of providing services under the Agreement, which were previously borne by the Fund), except pricing services and extraordinary expenses, will now be covered under the Administration Fee. Transfer Agency expenses will no longer be paid by MSIM, but will be borne by the Fund.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODIAN FEES. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offset" on the Statements of Operations.

F.   PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 2004, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                                   PURCHASES          SALES
PORTFOLIO                                              (000)          (000)
---------------------------------------------------------------------------
Advisory Foreign Fixed Income                   $      5,979   $     25,838
Advisory Foreign Fixed Income II                       1,417          1,349
Advisory Mortgage                                 32,458,815     36,913,613

     For the fiscal year ended September 30, 2004, purchases and sales of long-term U.S. government securities were:

                                                   PURCHASES          SALES
PORTFOLIO                                              (000)          (000)
---------------------------------------------------------------------------
Advisory Mortgage                               $  1,219,643   $    703,277

                                        2004 ANNUAL REPORT

                                        September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

2. SWAP AGREEMENTS. At September 30, 2004, the Advisory Mortgage Portfolio had the following open Swap Agreements:

                                                                                                                    NET UNREALIZED
                                           NOTIONAL                                                                  APPRECIATION
                             TERMINATION    AMOUNT                                                                  (DEPRECIATION)
COUNTERPARTY                     DATE       (000)    TYPE PAY            RECEIVE                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
Bank of America                 10/27/04  $ 104,000  TRS 3 month LIBOR   Index Return(1)                            $        5,819
                                11/29/04     66,100  TRS 3 month LIBOR   Index Return(1)                                       348
Citigroup                        5/15/19     73,000  ZCS at maturity     compounded 3 month LIBOR less 7.125 bps              (950)
                                 5/15/19     30,000  ZCS at maturity     compounded 3 month LIBOR less 4.2 bps                (269)
                                11/15/19     39,150  ZCS at maturity     compounded 3 month LIBOR less 7.9 bps                (709)
                                 2/15/20     25,875  ZCS at maturity     compounded 3 month LIBOR less 3.1 bps                 357
                                 2/15/20     25,875  ZCS at maturity     compounded 3 month LIBOR less 2.75 bps                344
                                 2/15/20     92,000  ZCS at maturity     compounded 3 month LIBOR less 4.14 bps                640
                                 2/15/20    142,850  ZCS at maturity     compounded 3 month LIBOR less 4.882 bps               698
                                 5/15/20     65,750  ZCS at maturity     compounded 3 month LIBOR less 9.75 bps              1,140
                                 5/15/20     74,550  ZCS at maturity     compounded 3 month LIBOR less 6.0 bps                (135)
                                 5/15/20     73,725  ZCS at maturity     compounded 3 month LIBOR less 3.1 bps                (109)
                                 8/15/20     18,300  ZCS at maturity     compounded 3 month LIBOR less 7.25 bps               (192)
                                 8/15/20     50,000  ZCS at maturity     compounded 3 month LIBOR less 6.25 bps               (279)
                                 2/15/21     35,000  ZCS at maturity     compounded 3 month LIBOR less 7.25 bps               (659)
                                 5/15/21  $  39,800  ZCS at maturity     compounded 3 month LIBOR less 7.5 bps                (896)
                                 5/15/21     39,800  ZCS at maturity     compounded 3 month LIBOR less 7.5 bps                (844)
                                 5/15/21     15,500  ZCS at maturity     compounded 3 month LIBOR less 7.5 bps                (389)
                                 5/15/21     47,200  ZCS at maturity     compounded 3 month LIBOR less 7.75 bps             (1,183)
                                 5/15/21     33,000  ZCS at maturity     compounded 3 month LIBOR less 7.5 bps                (858)
                                 5/15/21     30,410  ZCS at maturity     compounded 3 month LIBOR less 7.75 bps               (709)
                                 5/15/21     36,300  ZCS at maturity     compounded 3 month LIBOR less 7.25 bps               (970)
                                 5/15/21    119,875  ZCS at maturity     compounded 3 month LIBOR less 3.75 bps               (419)
                                 5/15/21     63,800  ZCS at maturity     compounded 3 month LIBOR less 4.5 bps                  78
                                 5/15/21     63,900  ZCS at maturity     compounded 3 month LIBOR less 3.0 bps               2,070
                                 5/15/21     27,250  ZCS at maturity     compounded 3 month LIBOR less 4.5 bps               1,151
                                11/15/21     63,800  ZCS at maturity     compounded 3 month LIBOR less 4.5 bps                (356)
                                11/15/21     26,275  ZCS at maturity     compounded 3 month LIBOR less 3.7 bps                (226)
                                11/15/21     63,800  ZCS at maturity     compounded 3 month LIBOR less 4.25 bps               (377)
                                 2/15/22     29,100  ZCS at maturity     compounded 3 month LIBOR less 10.0 bps                413
                                 8/15/22     85,000  ZCS at maturity     compounded 3 month LIBOR less 7.0 bps              (2,149)
                                 8/15/22     19,750  ZCS at maturity     compounded 3 month LIBOR less 10.0 bps                339
                                 2/15/23     27,000  ZCS at maturity     compounded 3 month LIBOR less 11.5 bps                300
                                 2/15/23     10,000  ZCS at maturity     compounded 3 month LIBOR less 12.0 bps                (62)
Credit Suisse First Boston       5/15/16     10,000  ZCS at maturity     compounded 3 month LIBOR                              (39)
                                 2/15/17     65,000  ZCS at maturity     compounded 3 month LIBOR                            1,139
                                 8/15/18     49,250  ZCS at maturity     compounded 3 month LIBOR                           (1,446)
                                 2/15/19     75,000  ZCS at maturity     compounded 3 month LIBOR                              470
                                 5/15/19     45,300  ZCS at maturity     compounded 3 month LIBOR                              180
                                 8/15/19     62,000  ZCS at maturity     compounded 3 month LIBOR                           (1,726)
                                 8/15/19     63,000  ZCS at maturity     compounded 3 month LIBOR                           (1,643)
                                11/15/19     49,250  ZCS at maturity     compounded 3 month LIBOR                           (1,459)
                                 2/15/21    125,600  ZCS at maturity     compounded 3 month LIBOR                           (3,412)
                                 5/15/21    289,000  ZCS at maturity     compounded 3 month LIBOR                           (2,845)
                                 5/15/21    199,125  ZCS at maturity     compounded 3 month LIBOR                           (1,177)
                                 5/15/21    199,500  ZCS at maturity     compounded 3 month LIBOR                              302
                                 5/15/21     63,900  ZCS at maturity     compounded 3 month LIBOR                              972
                                11/15/23     65,000  ZCS at maturity     compounded 3 month LIBOR                              902
Goldman Sachs                    2/15/20     30,410  ZCS at maturity     compounded 3 month LIBOR                             (753)
                                 2/15/20     66,500  ZCS at maturity     compounded 3 month LIBOR                              379
                                 2/15/20     29,500  ZCS at maturity     compounded 3 month LIBOR                              167

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                    NET UNREALIZED
                                           NOTIONAL                                                                  APPRECIATION
                             TERMINATION    AMOUNT                                                                  (DEPRECIATION)
COUNTERPARTY                     DATE       (000)    TYPE PAY            RECEIVE                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                    5/15/20  $  32,975  ZCS at maturity     compounded 3 month LIBOR                   $          428
                                 2/15/21     40,350  ZCS at maturity     compounded 3 month LIBOR                           (1,186)
                                 2/15/21     27,850  ZCS at maturity     compounded 3 month LIBOR                              (91)
                                 2/15/21     47,100  ZCS at maturity     compounded 3 month LIBOR                             (312)
                                11/15/21     56,100  ZCS at maturity     compounded 3 month LIBOR                              129
                                11/15/21    111,650  ZCS at maturity     compounded 3 month LIBOR                             (672)
                                 8/15/22     18,300  ZCS at maturity     compounded 3 month LIBOR                             (205)
                                11/15/22     63,900  ZCS at maturity     compounded 3 month LIBOR                            1,894
                                                                                                                    --------------
                                                                                                                    $       (9,047)
                                                                                                                    ==============

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.
bps  -- basis points
TRS  -- Total Return Swap
ZCS  -- Zero Coupon Interest Rate Swap

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains, if any, are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2004 and 2003 were as follows:

                               2004 DISTRIBUTIONS            2003 DISTRIBUTIONS
                                   PAID FROM:                   PAID FROM:
                           --------------------------------------------------------
                             ORDINARY       LONG-TERM      ORDINARY       LONG-TERM
                               INCOME    CAPITAL GAIN        INCOME    CAPITAL GAIN
PORTFOLIO                       (000)           (000)         (000)           (000)
-----------------------------------------------------------------------------------
Advisory Foreign
  Fixed Income             $      979    $         --    $    1,929    $         81
Advisory Foreign
  Fixed Income II                 142              --            67              --
Advisory Mortgage             239,329              --       655,237          66,092

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post-October Losses. Permanent differences are generally due to swap transactions, paydown adjustments and foreign currency transactions.

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized net gain (loss) and paid-in capital.

At September 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                      UNDISTRIBUTED
                                                                    ORDINARY INCOME
PORTFOLIO                                                                     (000)
-----------------------------------------------------------------------------------
Advisory Foreign Fixed Income                                       $         1,233
Advisory Foreign Fixed Income II                                                209
Advisory Mortgage                                                            38,531

At September 30, 2004, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                                NET
                                                                       APPRECIATION
                              COST    APPRECIATION    DEPRECIATION   (DEPRECIATION)
PORTFOLIO                     000)           (000)           (000)            (000)
-----------------------------------------------------------------------------------
Advisory Foreign
  Fixed Income         $    95,529    $      3,574    $         --    $       3,574
Advisory Foreign
  Fixed Income II           24,270             845              --              845
Advisory Mortgage        5,278,292          91,483        (175,689)         (84,206)

At September 30, 2004, the Advisory Mortgage Portfolio had available for Federal income tax purposes unused capital losses of approximately $18,149,000 and $104,610,000, which will expire on September 30, 2011 and September 30, 2012, respectively.

                                        2004 ANNUAL REPORT

                                        September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2004, the Advisory Mortgage Portfolio elected to defer capital losses occurring between November 1, 2003 and September 30, 2004 up to approximately $62,679,000.

H. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. OTHER. At September 30, 2004, the Advisory Foreign Fixed Income and the Advisory Foreign Fixed Income II Portfolios each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 25.9% and 53.4%, respectively.

2004 ANNUAL REPORT

September 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Fund Trust

We have audited the accompanying statements of assets and liabilities of the Advisory Foreign Fixed Income Portfolio, Advisory Foreign Fixed Income II Portfolio and Advisory Mortgage Portfolio (the "Funds") (three of the portfolios constituting Morgan Stanley Institutional Fund Trust) as of September 30, 2004, the related statements of operations for the year then ended, the statement of cash flows for the Advisory Mortgage Portfolio for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors whose report, dated November 16, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned three Funds of Morgan Stanley Institutional Fund Trust at September 30, 2004, the results of their operations for the year then ended, the cash flows for the Advisory Mortgage Portfolio for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
November 10, 2004

                                        2004 ANNUAL REPORT

                                        September 30, 2004

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended September 30, 2004, the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios earned 1.59% and 42.41% of income from direct U.S. Treasury Obligations, respectively.

* The information reported in this notice may differ from the information shareholders receive for the calender year ending December 31, 2004. Amounts for the calender year ending December 31, 2004 will be provided with Form 1099-DIV to be mailed on or before January 31, 2005.

2004 ANNUAL REPORT

September 30, 2004

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
                                             TERM OF OFFICE                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF   POSITION(S) HELD  AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY      OTHER DIRECTORSHIPS
TRUSTEE                    WITH REGISTRANT   TIME SERVED*    PAST 5 YEARS                    TRUSTEE**          HELD BY TRUSTEE
-------------------------  ----------------  --------------  ------------------------------  -------------  -----------------------
Michael Bozic (63)         Trustee           Trustee since   Private Investor; Director or   208            Director of Weirton
Kramer Levin Naftalis &                      July 2003       Trustee of the Retail Funds                    Steel Corporation.
Frankel LLP                                                  (since April 1994) and the
Counsel to the Independent                                   Institutional Funds (since
Directors                                                    July 2003); formerly Vice
919 Third Avenue                                             Chairman of Kmart Corporation
New York, NY 10022-3902                                      (December 1998-October 2000),
                                                             Chairman and Chief Executive
                                                             Officer of Levitz Furniture
                                                             Corporation (November
                                                             1995-November 1998) and
                                                             President and Chief Executive
                                                             Officer of Hills Department
                                                             Stores (May 1991-July 1995);
                                                             formerly variously Chairman,
                                                             Chief Executive Officer,
                                                             President and Chief Operating
                                                             Officer (1987-1991) of the
                                                             Sears Merchandise Group of
                                                             Sears Roebuck & Co.

Edwin J. Garn (71)         Trustee           Trustee since   Director or Trustee of the      208            Director of Franklin
Summit Ventures LLC                          July 2003       Retail Funds (since January                    Covey (time management
1 Utah Center                                                1993) and the Institutional                    systems), BMW Bank of
201 S. Main Street                                           Funds (since July 2003);                       North America, Inc.
Salt Lake City, UT 84111-                                    member of the Utah Regional                    (industrial loan
2215                                                         Advisory Board of Pacific                      corporation), United
                                                             Corp.; formerly United States                  Space Alliance (joint
                                                             Senator (R- Utah) (1974-1992)                  venture between
                                                             and Chairman, Senate Banking                   Lockheed Martin and The
                                                             Committee (1980-1986),                         Boeing Company) and
                                                             Mayor of Salt Lake City,                        Nuskin Asia Pacific
                                                             Utah (1971-1974), Astronaut,                   (multilevel marketing);
                                                             Space Shuttle Discovery                        member of the board of
                                                             (April 12-19, 1985), and Vice                  various civic and
                                                             Chairman, Huntsman Corporation                 charitable
                                                             (chemical company).                            organizations.

Wayne E. Hedien (70)       Trustee           Trustee since   Retired; Director or Trustee    208            Director of the PMI
Kramer Levin Naftalis &                      July 2003       of the Retail Funds (since                     Group Inc. (private
Frankel LLP                                                  September 1997) and the                        mortgage insurance);
Counsel to the                                               Institutional Funds (since                     Trustee and Vice
Independent Directors                                        July 2003); formerly                           Chairman of the Field
919 Third Avenue                                             associated with the Allstate                   Museum of Natural
New York, NY 10022-3902                                      Companies (1966-1994), most                    History; director of
                                                             recently as Chairman of The                    various other business
                                                             Allstate Corporation (March                    and charitable
                                                             1993-December 1994) and                        organizations.
                                                             Chairman and Chief Executive
                                                             Officer of its wholly-owned
                                                             subsidiary, Allstate Insurance
                                                             Company (July 1989-December
                                                             1994).

Dr. Manuel H. Johnson(55)  Trustee           Trustee since   Senior Partner, Johnson Smick   208            Director of NVR, Inc.
Johnson Smick Group, Inc.                    July 2003       International, Inc., a                         (home construction);
2099 Pennsylvania Avenue,                                    consulting firm; Chairman of                   Chairman and Trustee of
NW Suite 950                                                 the Audit Committee and                        the Financial
Washington, D.C. 20006                                       Director or Trustee of the                     Accounting Foundation
                                                             Retail Funds (since July 1991)                 (oversight organization
                                                             and the Institutional Funds                    of the Financial
                                                             (since July 2003); Co-Chairman                 Accounting Standards
                                                             and a founder of the Group of                  Board); Director of RBS
                                                             Seven Council (G7C), an                        Greenwich Capital
                                                             international economic                         Holdings (financial
                                                             commission; formerly Vice                      holdings company).
                                                             Chairman of the Board of
                                                             Governors of the Federal
                                                             Reserve System and Assistant
                                                             Secretary of the U.S.
                                                             Treasury.

Joseph J. Kearns (62)      Trustee           Trustee since   President, Kearns & Associates  209            Director of Electro
PMB754                                       August 1994     LLC (investment consulting);                   Rent Corporation
23852 Pacific Coast                                          Deputy Chairman of the Audit                   (equipment leasing),
Highway                                                      Committee and Director or                      The Ford Family
Malibu, CA 90265                                             Trustee of the Retail Funds                    Foundation and the UCLA
                                                             (since July 2003) and the                      Foundation.
                                                             Institutional Funds (since
                                                             August 1994); previously
                                                             Chairman of the Audit
                                                             Committee of the Institutional
                                                             Funds (October 2001- July
                                                             2003); formerly CFO of the J.
                                                             Paul Getty Trust.

Michael Nugent (68)        Trustee           Trustee since   General Partner of Triumph      208            Director of various
Triumph Capital, L.P.                        July 2001       Capital, L.P., a private                       business organizations.
445 Park Avenue,                                             investment partnership;
10th Floor                                                   Chairman of the Insurance
New York, NY 10022                                           Committee and Director or
                                                             Trustee of the Retail Funds
                                                             (since July 1991) and the
                                                             Institutional Funds (since
                                                             July 2001); formerly Vice
                                                             President, Bankers Trust
                                                             Company and BT Capital
                                                             Corporation (1984-1988).

Fergus Reid (72)           Trustee           Trustee since   Chairman of Lumelite Plastics   209            Trustee and Director of
85 Charles Coleman Blvd.                     June 1992       Corporation; Chairman of the                   certain investment
Pawling, NY 12564                                            Governance Committee and                       companies in the
                                                             Director or Trustee of the                     JPMorgan Funds complex
                                                             Retail Funds (since July 2003)                 managed by JP Morgan
                                                             and the Institutional Funds                    Investment Management
                                                             (since June 1992).                             Inc.

                                        2004 ANNUAL REPORT

                                        September 30, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
                           POSITION(S)       TERM OF OFFICE                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH         AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    OTHER DIRECTORSHIPS
TRUSTEE                    REGISTRANT        TIME SERVED*    PAST 5 YEARS                    TRUSTEE**      HELD BY TRUSTEE
-------------------------  ----------------  --------------  ------------------------------  -------------  -----------------------
Charles A. Fiumefreddo     Chairman and      Chairman and    Chairman and Director or        208            None
(71)                       Trustee           Trustee since   Trustee of the Retail Funds
Morgan Stanley Trust                         July 2003       (since July 1991) and the
Harborside Financial                                         Institutional Funds (since
 Center                                                      July 2003); formerly Chief
Plaza Two 3rd Floor                                          Executive Officer of the
Jersey City, NJ 07311                                        Retail Funds (until September
                                                             2002).

James F. Higgins (56)      Trustee           Trustee since   Director or Trustee of the      208            Director of AXA
Morgan Stanley Trust                         July 2003       Retail Funds (since June 2000)                 Financial, Inc. and The
Harborside Financial                                         and the Institutional Funds                    Equitable Life
Center                                                       (since July 2003); Senior                      Assurance Society of
Plaza Two 2nd Floor                                          Advisor of Morgan Stanley                      the United States
Jersey City, NJ 07311                                        (since August 2000); Director                  (financial services).
                                                             of Morgan Stanley Distributors
                                                             Inc. and Dean Witter Realty
                                                             Inc.; previously President and
                                                             Chief Operating Officer of the
                                                             Private Client Group of Morgan
                                                             Stanley (May 1999-August
                                                             2000), and President and Chief
                                                             Operating Officer of
                                                             Individual Securities of
                                                             Morgan Stanley (February
                                                             1997-May 1999).

----------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investments LP ("MSI") that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. ("MSIM"), Morgan Stanley Investment Advisors Inc. ("MSIA") and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2004 ANNUAL REPORT

September 30, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

OFFICERS:

                                             POSITION(S)     TERM OF OFFICE
                                             HELD WITH       AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   REGISTRANT      TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------  --------------  -------------------  -------------------------------------------------
Mitchell M. Merin (51)                       President       President            President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                    since July           Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                       2003                 Director and Chief Executive Officer of Morgan
New York, NY 10020                                                                Stanley Investment Advisors, Inc. and Morgan
                                                                                  Stanley Services Company Inc.; Chairman and
                                                                                  Director of Morgan Stanley Distributors Inc.;
                                                                                  Chairman and Director of Morgan Stanley Trust;
                                                                                  Director of various Morgan Stanley subsidiaries;
                                                                                  President of the Institutional Funds (since July
                                                                                  2003) and President of the Retail Funds (since
                                                                                  May 1999); Trustee (since July 2003) and
                                                                                  President (since December 2002) of the Van Kampen
                                                                                  Closed-End Funds; Trustee (since May 1999) and
                                                                                  President (since October 2002) of the Van Kampen
                                                                                  Open-End Funds.

Ronald E. Robison (65)                       Executive       Executive Vice       Principal Executive Officer--Office of the Funds
Morgan Stanley Investment Management Inc.    Vice President  President and        (since November 2003); Managing Director of
1221 Avenue of the Americas 34th Floor       and Principal   Principal            Morgan Stanley & Co. Incorporated; Managing
New York, NY 10020                           Executive       Executive            Director of Morgan Stanley; Managing Director,
                                             Officer         Officer since        Chief Administrative Officer and Director of
                                                             July 2003            Morgan Stanley Investment Advisors Inc. and
                                                                                  Morgan Stanley Services Company Inc.; Chief
                                                                                  Executive Officer and Director of Morgan Stanley
                                                                                  Trust; Managing Director and Director of Morgan
                                                                                  Stanley Distributors Inc.; Executive Vice
                                                                                  President and Principal Executive Officer of the
                                                                                  Retail Funds (since April 2003) and the
                                                                                  Institutional Funds (since July 2003); previously
                                                                                  President and Director of the Institutional Funds
                                                                                  (March 2001 - July 2003) and Chief Global
                                                                                  Operations Officer and Managing Director of
                                                                                  Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (61)                     Vice President  Vice President       Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                    since July           Morgan Stanley Investment Advisors Inc. and
1221 Avenue of the Americas 33rd Floor                       2003                 Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                                Director of Morgan Stanley Trust; Chief
                                                                                  Investment Officer of the Van Kampen Funds; Vice
                                                                                  President of the Institutional Funds (since July
                                                                                  2003) and the Retail Funds (since July 1995).

Barry Fink (49)                              Vice President  Vice President       General Counsel (since May 2000) and Managing
Morgan Stanley Investment Management Inc.                    since July           Director (since December 2000) of Morgan Stanley
1221 Avenue of the Americas 22nd Floor                       2003                 Investment Management; Managing Director (since
New York, NY 10020                                                                December 2000), Secretary (since February 1997)
                                                                                  and Director (since July 1998) of Morgan Stanley
                                                                                  Investment Advisors Inc. and Morgan Stanley
                                                                                  Services Company Inc.; Vice President and General
                                                                                  Counsel of the Retail Funds; Assistant Secretary
                                                                                  of Morgan Stanley DW Inc.; Vice President of the
                                                                                  Institutional Funds (since July 2003); Managing
                                                                                  Director, Secretary and Director of Morgan
                                                                                  Stanley Distributors Inc.; previously Secretary
                                                                                  of the Retail Funds (February 1997- July 2003)
                                                                                  and Vice President and Assistant General Counsel
                                                                                  of Morgan Stanley Investment Advisors Inc. and
                                                                                  Morgan Stanley Services Company Inc. (February
                                                                                  1997- December 2001).

Amy R. Doberman (42)                         Vice President  Vice President       Managing Director and General Counsel - U.S.
Morgan Stanley Investment Management Inc.                    since July           Investment Management; Managing Director of the
1221 Avenue of the Americas 22nd Floor                       2004                 Investment Manager and Morgan Stanley Investment
New York, NY 10020                                                                Advisor Inc.; Vice President of the Institutional
                                                                                  and Retail Funds (since July 2004); previously,
                                                                                  Managing Director and General Counsel - Americas,
                                                                                  UBS Global Asset Management (July 2000-July 2004)
                                                                                  and General Counsel, Aeltus Investment
                                                                                  Management, Inc. (January 1997-July 2000).

Stefanie V. Chang (37)                       Vice President  Vice President       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    since                Incorporated, Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                       December             Management Inc. and Morgan Stanley Investment
New York, NY 10020                                           1997                 Advisors Inc.; Vice President of the
                                                                                  Institutional Funds (since December 1997) and the
                                                                                  Retail Funds (since July 2003); formerly
                                                                                  practiced law with the New York law firm of
                                                                                  Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                        Treasurer and   Treasurer            Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief           since February       Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Financial       2002 CFO             Management Inc.; Treasurer and Chief Financial
New York, NY 10020                           Officer         since July           Officer of the Institutional Funds; previously
                                                             2003                 with PriceWaterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP).

Michael J. Leary (38)                        Assistant       Assistant            Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer       Treasurer            Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                            since March          (formerly Chase Global Funds Services Company);
Boston, MA 02108                                             2003                 formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (37)                          Secretary       Secretary            Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                    since June           Incorporated, Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                       1999                 Management Inc. and Morgan Stanley Investment
New York, NY 10020                                                                Advisors Inc.; Secretary of the Institutional
                                                                                  Funds (since June 1999) and the Retail Funds
                                                                                  (since July 2003); formerly practiced law with
                                                                                  the New York law firms of McDermott, Will & Emery
                                                                                  and Skadden, Arps, Slate, Meagher & Flom LLP.

----------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                        2004 ANNUAL REPORT

                                        September 30, 2004

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, NY 10166

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

REPORTING TO SHAREHOLDERS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
Investment Adviser : (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]                                             931-ADVAR-1104

2004 ANNUAL REPORT

SEPTEMBER 30, 2004

[MORGAN STANLEY LOGO]

MORGAN STANLEY INSTITUTIONAL FUND TRUST

EQUITY PORTFOLIOS

EQUITY
MID CAP GROWTH
U.S. MID CAP VALUE
U.S. SMALL CAP VALUE
VALUE

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                                           2

INVESTMENT OVERVIEWS, PORTFOLIOS OF INVESTMENTS AND STATEMENTS OF
  ASSETS & LIABILITIES

EQUITY PORTFOLIOS:

Equity                                                                         3

Mid Cap Growth                                                                 8

U.S. Mid Cap Value                                                            13

U.S. Small Cap Value                                                          18

Value                                                                         23

STATEMENTS OF OPERATIONS                                                      29

STATEMENTS OF CHANGES IN NET ASSETS                                           30

FINANCIAL HIGHLIGHTS                                                          32

NOTES TO FINANCIAL STATEMENTS                                                 39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       44

FEDERAL INCOME TAX INFORMATION                                                45

TRUSTEE AND OFFICER INFORMATION                                               46


THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE MORGAN STANLEY INSTITUTIONAL FUND TRUST. TO RECEIVE A PROSPECTUS AND/OR SAI, WHICH CONTAINS MORE COMPLETE INFORMATION SUCH AS CHARGES, EXPENSES, POLICIES FOR VOTING PROXIES, RISK CONSIDERATIONS, AND DESCRIBES IN DETAIL EACH OF THE PORTFOLIO'S INVESTMENT POLICIES TO THE PROSPECTIVE INVESTOR, PLEASE CALL 1 (800) 354-8185. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. ADDITIONALLY, YOU CAN ACCESS PORTFOLIO INFORMATION INCLUDING PERFORMANCE, CHARACTERISTICS, AND INVESTMENT TEAM COMMENTARY THROUGH MORGAN STANLEY INVESTMENT MANAGEMENT'S WEBSITE: www.morganstanley.com/im.

2004 ANNUAL REPORT

September 30, 2004

SHAREHOLDER'S LETTER

Dear Shareholders:

We are pleased to present to you the Fund's Annual Report for the year ended September 30, 2004. Our Fund currently consists of 17 portfolios, providing investors with a broad array of equity, fixed- income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).


New Developments:

Effective November 1, 2004, the Board of Trustees (the "Board") of the Fund approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management ("MSIM") to reduce the fee payable by the following Portfolios - Equity Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio, Core Plus Fixed Income Portfolio, and High Yield Portfolio. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. ("JPMIS") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMIS.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer
October 2004

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

EQUITY PORTFOLIO

The Equity Portfolio is Morgan Stanley Investment Management's core-equity fund. Our goal for core equity investing is to seek above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $1 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class had a total return of 17.83% compared to 20.51% for the Russell 1000 Value Index (the "Index") and 13.87% for the S&P 500 Index.

FACTORS AFFECTING PERFORMANCE

     - Large-capitalization stock returns, measured by the Index, the S&P 500, and the Portfolio experienced strong gains in the first quarter of the fiscal year, followed by gains that were more modest over the next nine-months of the fiscal year. This pattern reflected the economically sensitive (i.e., cyclical) stock response to the strengthening domestic underlying economy.

     - In the cyclical rebound and thereafter, value stocks outperformed growth stocks across the capitalization range and the various economic market sectors. Stocks with low price-to-earnings ratios, high dividend yields, strong returns on assets, and relatively lower betas performed consistently better than stocks with opposite characteristics. Financial and energy sector contributions led overall market returns for the year under review. Healthcare and information technology sectors contributed the least to the market's return.

     - The Portfolio trailed the Index due to sector allocation, while stock selection within sectors was a positive contributor.

MANAGEMENT STRATEGIES

     - Following the change in the management team, effective September 30, 2003, the Portfolio was adjusted to reflect the proven "relative value" construction of the new team. Mainly, this required reducing the heavy emphasis of financial, industrials, and information technology sectors' exposure on portfolio strategy.

     - Relative to the Index, the Portfolio maintained sector overweights in healthcare (principally pharmaceuticals), and was underweight to financial services (principally banks, consumer credit & finance, and investment companies). This contributed significantly to Portfolio underperformance.

     - Beginning early in the period, the Portfolio's holdings in industrials and information technology were decreased after having captured early-cycle gains; and energy holdings were increased in anticipation of more favorable investment fundamentals, which materialized as the fiscal year unfolded.

     - Since the major changes were implemented, the Portfolio has emphasized insurance within financials; consumer discretionary (i.e., advertising, and hotels, restaurants & leisure); consumer staples (household products, soft drinks and packaged food products); health care (pharmaceuticals, managed healthcare, and supplies); energy (equipment & services); industrials (machinery, commercial services, and railroads); and materials (diversified chemicals and paper packaging). The Portfolio has maintained underweight allocation in telecommunications services and commercial banks.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

               EQUITY
             PORTFOLIO -
            INSTITUTIONAL                                                       LIPPER LARGE-
                CLASS       RUSSELL 1000 VALUE INDEX      S&P 500 INDEX      CAP CORE FUNDS INDEX
"1994"        5,000,000              5,000,000               5,000,000              5,000,000
"1995"        6,307,260              6,386,205               6,486,921              6,284,380
"1996"        7,346,822              7,532,490               7,805,848              7,438,613
"1997"       10,172,307             10,719,735              10,961,917             10,147,704
"1998"        9,901,815             11,104,799              11,953,871             10,309,773
"1999"       12,887,143             13,183,695              15,276,856             12,420,318
"2000"       15,443,024             14,358,823              17,304,401             13,679,725
"2001"       10,721,026             13,079,308              12,698,506             11,545,018
"2002"        7,964,222             10,862,496              10,099,236              9,280,821
"2003"       10,017,398             13,509,252              12,563,449             11,383,344
"2004"       11,803,500             16,280,000              14,306,000             13,283,702

             FISCAL YEAR ENDED SEPTEMBER 30

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

EQUITY PORTFOLIO

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

              EQUITY
            PORTFOLIO -                                                         LIPPER LARGE-CAP
           ADVISER CLASS    RUSSELL 1000 VALUE INDEX      S&P 500 INDEX         CORE FUNDS INDEX
 "**"         500,000                500,000                 500,000                500,000
"1998"        499,878                511,806                 540,636                500,825
"1999"        648,841                607,620                 690,924                603,350
"2000"        775,885                661,780                 782,623                664,530
"2001"        536,835                602,809                 574,313                560,830
"2002"        398,170                500,639                 456,756                450,841
"2003"        499,106                622,625                 568,205                552,977
"2004"        586,400                750,325                 647,015                645,292

              FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment

**   Commenced offering on January 16, 1998.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE RUSSELL 1000 VALUE INDEX(1), THE S&P 500 INDEX(2) AND THE LIPPER LARGE-CAP CORE FUNDS INDEX(3)

                                                             TOTAL RETURNS(4)
                                        ----------------------------------------------------------
                                                                        AVERAGE ANNUAL
                                                            --------------------------------------
                                              ONE            FIVE              TEN           SINCE
                                             YEAR           YEARS            YEARS    INCEPTION(7)
--------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(5)         17.83%          (1.74)%           8.97%          11.88%
Russell 1000 Value Index                    20.51            4.31            12.53           13.55
S&P 500 Index                               13.87           (1.31)           11.08           12.88
Lipper Large-Cap Core Funds Index           16.69            1.35            10.26              --
Portfolio -- Adviser Class(6)               17.49           (2.00)              --            2.41
Russell 1000 Value Index                    20.51            4.31               --            6.07
S&P 500 Index                               13.87           (1.31)              --            3.74
Lipper Large-Cap Core Funds Index           16.69            1.35               --            3.90

(1) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
(2) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Large-Cap Core Funds classification.
(4) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(5)  Commenced operations on November 14, 1984.
(6)  Commenced offering on January 16, 1998.
(7) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

EQUITY PORTFOLIO

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                        EXPENSES PAID
                                             BEGINNING       ENDING ACCOUNT            DURING PERIOD*
                                               ACCOUNT                VALUE          APRIL 1, 2004 --
                                                 VALUE        SEPTEMBER 30,             SEPTEMBER 30,
                                         APRIL 1, 2004                 2004                      2004
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                  $     1,000.00       $     1,017.60           $          3.30
Hypothetical (5% average
annual return before expenses)                1,000.00             1,021.73                      3.30

ADVISER CLASS
Actual                                        1,000.00             1,016.50                      4.52
Hypothetical (5% average
annual return before expenses)                1,000.00             1,020.51                      4.53

* Expenses are equal to Institutional Class' and Adviser Class' annualized expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry, as a percentage of total investments.

[CHART]

Short-Term Investments              6.8%
Financial Services                 20.2%
Consumer Discretionary             13.4%
Energy                             12.9%
Health Care                        10.4%
Industrials                         8.5%
Information Technology              7.7%
Materials                           5.5%
Consumer Staples                    5.9%
Telecommunication Services          4.4%
Utilities                           4.3%

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS

EQUITY PORTFOLIO

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.0%)
CONSUMER DISCRETIONARY (13.8%)
Clear Channel Communications, Inc.                          86,090   $     2,683
Hilton Hotels Corp.                                         41,420           780
Honda Motor Co., Ltd. ADR                                  152,910         3,725
Interpublic Group of Cos., Inc.                          (a)41,000           434
Kohl's Corp.                                             (a)32,700         1,576
Magna International, Inc., Class A                          34,290         2,540
Marriott International, Inc., Class A                       32,070         1,666
McDonald's Corp.                                            50,250         1,409
Starwood Hotels & Resorts Worldwide, Inc.                   22,070         1,025
Target Corp.                                                44,520         2,015
Time Warner, Inc.                                       (a)265,390         4,283
Walt Disney Co.                                         (c)134,810         3,040
--------------------------------------------------------------------------------
                                                                          25,176
================================================================================
CONSUMER STAPLES (6.1%)
Altria Group, Inc.                                          28,130         1,323
Cadbury Schweppes plc ADR                                (c)61,710         1,908
Coca-Cola Co. (The)                                         59,620         2,388
Kimberly-Clark Corp.                                        54,980         3,551
Kraft Foods, Inc., Class A                                  59,880         1,899
--------------------------------------------------------------------------------
                                                                          11,069
================================================================================
ENERGY (13.3%)
BP plc ADR                                                 100,500         5,782
ConocoPhillips                                              43,870         3,635
Exxon Mobil Corp.                                           84,300         4,074
Royal Dutch Petroleum Co. (NY Shares)                       72,270         3,729
Schlumberger Ltd.                                           76,450         5,146
Valero Energy Corp.                                         24,140         1,936
--------------------------------------------------------------------------------
                                                                          24,302
================================================================================
FINANCIAL SERVICES (20.8%)
Bank of America Corp.                                       58,730         2,545
Chubb Corp.                                                 57,760         4,059
Citigroup, Inc.                                             84,540         3,730
Freddie Mac                                                 62,480         4,076
Goldman Sachs Group, Inc.                                    5,100           475
Hartford Financial Services Group, Inc.                     44,750         2,771
JPMorgan Chase & Co.                                       146,631         5,826
Lehman Brothers Holdings, Inc.                              45,370         3,617
Merrill Lynch & Co., Inc.                                   64,990         3,231
Metlife, Inc.                                               55,130         2,131
PNC Financial Services Group, Inc.                          25,130         1,360
Prudential Financial, Inc.                                  45,510         2,141
St. Paul Travelers Cos., Inc. (The)                         60,794         2,010
--------------------------------------------------------------------------------
                                                                          37,972
================================================================================
HEALTH CARE (10.7%)
Accelr8 Technology Corp.                                  (a)2,099             5
Bausch & Lomb, Inc.                                         44,030         2,926
Bristol-Myers Squibb Co.                                   238,440         5,644
CIGNA Corp.                                                 25,360         1,766
Roche Holding AG ADR                                        33,560         3,467
Sanofi-Aventis ADR                                       (c)20,640           756
Schering-Plough Corp.                                      183,340         3,494
Wyeth                                                       41,400   $     1,548
--------------------------------------------------------------------------------
                                                                          19,606
================================================================================
INDUSTRIALS (8.8%)
Equifax, Inc.                                            (c)85,990         2,267
General Electric Co.                                        82,590         2,773
Ingersoll-Rand Co., Class A                                 19,180         1,304
Norfolk Southern Corp.                                     119,000         3,539
Northrop Grumman Corp.                                      36,700         1,957
Parker Hannifin Corp.                                       29,970         1,764
Raytheon Co.                                                40,670         1,544
Union Pacific Corp.                                         13,800           809
--------------------------------------------------------------------------------
                                                                          15,957
================================================================================
INFORMATION TECHNOLOGY (7.9%)
Accenture Ltd., Class A                                  (a)87,700         2,372
Automatic Data Processing, Inc.                             43,410         1,794
Computer Associates International, Inc.                     60,320         1,586
First Data Corp.                                            40,240         1,751
Hewlett-Packard Co.                                         79,900         1,498
International Business Machines Corp.                       16,210         1,390
Microsoft Corp.                                             65,610         1,814
Motorola, Inc.                                              55,390           999
SunGard Data Systems, Inc.                               (a)51,310         1,220
--------------------------------------------------------------------------------
                                                                          14,424
================================================================================
MATERIALS (5.7%)
Bayer AG ADR                                               158,240         4,341
Dow Chemical Co. (The)                                      50,280         2,272
Newmont Mining Corp.                                        50,480         2,298
Temple-Inland, Inc.                                         21,380         1,436
--------------------------------------------------------------------------------
                                                                          10,347
================================================================================
TELECOMMUNICATION SERVICES (4.5%)
AT&T Wireless Services, Inc.                             (a)92,490         1,367
SBC Communications, Inc.                                    46,350         1,203
Sprint Corp.                                               146,460         2,948
Verizon Communications, Inc.                                70,020         2,757
--------------------------------------------------------------------------------
                                                                           8,275
================================================================================
UTILITIES (4.4%)
Consolidated Edison, Inc.                                   27,200         1,143
Edison International                                        36,650           972
Entergy Corp.                                               36,030         2,184
Exelon Corp.                                                58,880         2,160
FirstEnergy Corp.                                           40,860         1,678
--------------------------------------------------------------------------------
                                                                           8,137
--------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $161,324)                                    175,265
================================================================================

                                                              FACE
                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.0%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (3.4%)
Calyon, N.Y., 1.91%, 10/1/04                            $   (h)289           289
CC USA, Inc., 1.75%, 10/15/04                                  108           108
Chase Credit Card Master Trust, 1.77%, 10/15/04              (h)80            80

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

EQUITY PORTFOLIO

                                                              FACE
                                                            AMOUNT         VALUE
                                                             (000)         (000)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
CIT Group Holdings,
  0.25%, 10/29/04                                       $    (h)28   $        28
  1.74%, 11/15/04                                           (h)153           153
Clipper Receivables Corp., 1.79%, 11/2/04                       80            80
Compass Securitization, 1.80%, 10/29/04                         56            56
Corporate Asset Funding Co., Inc.,
  1.75%, 11/8/04                                               120           120
CXC, 1.74%, 11/10/04                                            80            80
Discover Card Master Trust, 1.75%, 10/15/04              (h)(k)134           134
Federal National Mortgage Association,
  1.78%, 11/8/04                                               301           301
Gemini Securitization Corp., 1.73%, 11/1/04                    100           100
Greyhawk Funding, 1.79%, 11/4/04                               100           100
Independence Funding LLC, 1.80%, 10/27/04                      100           100
Jackson National Life Global Funding,
  1.84%, 10/1/04                                            (h)101           101
Landesbank Hessen Thur London,
  1.50%, 11/19/04                                              100           100
Links Finance LLC, 1.82%, 10/26/04                          (h)100           100
Mane Funding Corp., 1.79%, 10/27/04                            136           136
Natexis Banques Populaires N.Y., 2.02%, 10/1/04             (h)161           161
Nationwide Building Society, 1.97%, 12/28/04                (h)233           233
Pfizer, Inc., 1.75%, 10/7/04                                (h)201           201
Procter & Gamble, 1.83%, 12/9/04                             (h)82            82
Royal Bank of Canada N.Y., 1.80%, 10/25/04                  (h)201           201
Sears Credit Account Master Trust,
  1.79%, 10/15/04                                           (h)161           161
Societe Generale London, 1.54%, 11/12/04                       100           100
Societe Generale N.Y., 1.91%, 10/1/04                       (h)195           195
Southtrust Bank N.A., 1.65%, 11/5/04                           201           201
Ticonderoga Funding LLC, 1.69%, 10/8/04                        100           100
UBS Securities LLC, 1.88%, 10/1/04                           1,762         1,762
Union Bank of Switzerland, Stamford,
  1.13%, 12/20/04                                              201           201
Washington Mutual Bank, 1.68%, 11/12/04                        201           201
Westdeutsche Landesbank N.Y., 1.84%, 10/1/04                (h)100           100
--------------------------------------------------------------------------------
                                                                           6,065
================================================================================

                                                            SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.0%)
JPMorgan Securities Lending Collateral
  Investment Fund                                           30,525            31
--------------------------------------------------------------------------------

                                                              FACE
                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.6%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $6,569                               $ (f)6,569         6,569
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $12,665)                             12,665
================================================================================
TOTAL INVESTMENTS (103.0%) (COST $173,989)                               187,930
================================================================================

(a)  Non-income producing security
(c)  All or a portion of security on loan at September 30, 2004.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(k) Security's issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note G)
ADR  American Depositary Receipt

STATEMENT OF ASSETS & LIABILITIES

                                                            AMOUNT        AMOUNT
                                                             (000)         (000)
--------------------------------------------------------------------------------
ASSETS (103.7%)
  Total Investments, at Value (Cost $173,989) --
    Including $5,958 of Securities Loaned               $  187,930
  Receivable for Investments Sold                              918
  Dividends Receivable                                         299
  Receivable for Portfolio Shares Sold                          93
  Other                                                          7   $   189,247
--------------------------------------------------------------------------------
LIABILITIES (-3.7%)
  Collateral on Securities Loaned, at Value                 (6,096)
  Payable for Investments Purchased                           (224)
  Payable for Investment Advisory Fees                        (218)
  Payable for Portfolio Shares Redeemed                       (131)
  Payable for Administrative Fees                              (16)
  Payable for Trustees' Fees and Expenses                      (10)
  Payable for Custodian Fees                                    (4)
  Payable for Distribution Fees -- Adviser Class              (@--)
  Other Liabilities                                            (35)       (6,734)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $   182,513
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                      $   267,076
Undistributed (Distributions in Excess of) Net
 Investment Income                                                           757
Accumulated Net Realized Gain (Loss)                                     (99,261)
Unrealized Appreciation (Depreciation) on Investments                     13,941
--------------------------------------------------------------------------------
NET ASSETS                                                           $   182,513
================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                           $   182,508
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 17,617,700 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                 $     10.36
================================================================================
ADVISER CLASS:
NET ASSETS                                                           $         5
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 512 outstanding shares of beneficial interest
    (unlimited authorization, no par value)                          $     10.33
================================================================================

@    Value/Face Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

MID CAP GROWTH PORTFOLIO

The Mid Cap Growth Portfolio seeks long-term capital growth. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class had a total return of 20.10% compared to 13.68% for the Russell Mid Cap Growth Index (the "Index").

FACTORS AFFECTING PERFORMANCE

     - The U.S. equity markets showed strength over the last year, producing double digit returns as the global economic recovery continued against a backdrop of geopolitical uncertainty.

     - The Portfolio's outperformance was primarily attributable to favorable stock selection relative to the Index.

     - Strong stock selection and an underweight relative to the Index in technology contributed positively. Technology was the only index sector to decline in the period, however the stocks held in the Portfolio advanced.

     - Positive contributors to relative performance included stock selection in consumer discretionary and energy. Consumer discretionary was the largest sector and the largest overweight relative to the Index in the Portfolio. During the period, we slightly increased our weight versus the Index to energy, which was the top performing sector in the Index and the Portfolio.

     - Stock selection was ahead of the Index in all sectors excluding autos and transportation, materials and processing, and utilities, which averaged less than 8% of the Portfolio.

MANAGEMENT STRATEGIES

     - Our goal is to add value relative to the Index primarily through stock selection. We seek high quality growth companies that have distinct and sustainable competitive advantages.

     - Our emphasis on stock selection benefited the Portfolio in a market environment that was for the most part trendless.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

               MID CAP
               GROWTH
             PORTFOLIO -        RUSSELL MID         LIPPER MID-CAP
            INSTITUTIONAL       CAP GROWTH           GROWTH FUNDS
                CLASS              INDEX                INDEX
"1994"        5,000,000          5,000,000             5,000,000
"1995"        6,528,436          6,483,274             6,915,860
"1996"        8,408,984          7,542,109             8,229,209
"1997"       10,767,604          9,777,764             9,440,006
"1998"       10,982,460          8,861,724             8,036,626
"1999"       18,040,371         12,157,347            11,877,161
"2000"       28,250,428         19,497,089            18,922,551
"2001"       13,898,250          9,403,895             9,765,531
"2002"       10,940,188          7,946,347             7,952,004
"2003"       14,480,433         11,036,682            10,159,639
"2004"       17,391,000         12,546,500            11,299,530

              FISCAL YEAR ENDED SEPTEMBER 30

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

               MID CAP
               GROWTH           RUSSELL MID
              PORTFOLIO -       CAP GROWTH         LIPPER MID-CAP
            ADVISER CLASS          INDEX         GROWTH FUNDS INDEX
                500,000            500,000               500,000
1/31/1997       639,942            603,320               570,993
 "1998"         651,397            546,797               486,107
 "1999"       1,067,444            750,148               718,408
 "2000"       1,667,775          1,203,034             1,144,559
 "2001"         818,711            580,251               590,683
 "2002"         642,524            490,316               480,989
 "2003"         849,031            680,999               614,521
 "2004"       1,016,800            774,160               683,469

              FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment

**   Commenced offering on January 31, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

MID CAP GROWTH PORTFOLIO

PERFORMANCE COMPARED TO THE RUSSELL MID CAP GROWTH INDEX(1) AND THE LIPPER MID-CAP GROWTH FUNDS INDEX(2)

                                                                 TOTAL RETURNS(3)
                                               ---------------------------------------------------
                                                                        AVERAGE ANNUAL
                                                            --------------------------------------
                                                 ONE         FIVE          TEN               SINCE
                                                YEAR        YEARS        YEARS        INCEPTION(6)
--------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class (4)           20.10%       (0.73)%      13.28%              14.29%
Russell Midcap Growth Index                    13.68         0.63         9.64               10.67
Lipper Mid-Cap Growth Funds Index              11.22        (0.99)        8.49                  --
Portfolio -- Adviser Class(5)                  19.76        (0.97)          --                9.71
Russell Midcap Growth Index                    13.68         0.63           --                5.87
Lipper Mid-Cap Growth Funds Index              11.22        (0.99)          --                4.16

(1) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
(2) The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Mid-Cap Growth Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on March 30, 1990.
(5)  Commenced offering on January 31, 1997.
(6) For comparative purposes, average annual since inception returns listed for the index refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           EXPENSES PAID
                                                     ENDING ACCOUNT       DURING PERIOD*
                                        BEGINNING             VALUE     APRIL 1, 2004 --
                                    ACCOUNT VALUE     SEPTEMBER 30,        SEPTEMBER 30,
                                    APRIL 1, 2004              2004                 2004
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                              $    1,000.00    $     1,019.80     $           3.16
Hypothetical (5% average
annual return before expenses)           1,000.00          1,021.87                 3.16

ADVISER CLASS
Actual                                   1,000.00          1,018.50                 4.42
Hypothetical (5% average
annual return before expenses)           1,000.00          1,020.62                 4.42

* Expenses are equal to Institutional Class' and Adviser Class' annualized expense ratios of 0.63% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

MID CAP GROWTH PORTFOLIO

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry, as a percentage of total investments.

[CHART]

Consumer Discretionary          34.9%
Health Care                     16.3%
Technology                      15.1%
Other Energy                     9.0%
Materials & Processing           6.5%
Financial Services               6.3%
Producer Durables                4.1%
Short-Term Investments           0.5%
Other*                           7.3%

* Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

MID CAP GROWTH PORTFOLIO

                                                                                           VALUE
                                                                        SHARES             (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS (99.3%)
AUTO & TRANSPORTATION (1.5%)
C.H. Robinson Worldwide, Inc.                                          289,077   $        13,410
Gentex Corp.                                                           186,700             6,559
------------------------------------------------------------------------------------------------
                                                                                          19,969
================================================================================================
CONSUMER DISCRETIONARY (34.8%)
Apollo Group, Inc., Class A                                          (a)90,800             6,662
Brascan Corp., Class A                                                 640,476            19,342
Chico's FAS, Inc.                                                   (a)350,773            11,996
ChoicePoint, Inc.                                                   (a)290,161            12,375
Coach, Inc.                                                         (a)299,220            12,693
Corporate Executive Board Co.                                          326,300            19,983
Dex Media, Inc.                                                     (a)217,800             4,611
Dollar Tree Stores, Inc.                                            (a)702,500            18,932
Electronic Arts, Inc.                                               (a)318,700            14,657
Four Seasons Hotels, Inc.                                              113,900             7,301
Getty Images, Inc.                                                  (a)170,000             9,401
GTECH Holdings Corp.                                                   867,322            21,961
Harman International Industries, Inc.                                   94,100            10,139
International Game Technology                                          586,504            21,085
Iron Mountain, Inc.                                                 (a)404,837            13,704
ITT Educational Services, Inc.                                      (a)142,974             5,154
Kmart Holding Corp.                                                  (a)54,700             4,785
Lamar Advertising Co., Class A                                      (a)599,600            24,949
Laureate Education, Inc.                                            (a)261,300             9,726
Outback Steakhouse, Inc.                                               290,300            12,056
P.F. Chang's China Bistro, Inc.                                     (a)287,490            13,940
Petsmart, Inc.                                                         558,820            15,865
R.H. Donnelley Corp.                                                (a)131,500             6,491
Radio One, Inc., Class D                                            (a)115,885             1,649
Royal Caribbean Cruises Ltd.                                           882,494            38,477
ServiceMaster Co. (The)                                                352,800             4,537
Sonic Corp.                                                         (a)301,050             7,716
Station Casinos, Inc.                                                  781,100            38,305
Toys R Us, Inc.                                                     (a)256,100             4,543
Univision Communications, Inc., Class A                             (a)793,975            25,098
Urban Outfitters, Inc.                                              (a)194,300             6,684
Washington Post Co., Class B                                             7,000             6,440
Wynn Resorts Ltd.                                                   (a)305,205            15,776
XM Satellite Radio Holdings, Inc., Class A                          (a)359,300            11,145
------------------------------------------------------------------------------------------------
                                                                                         458,178
================================================================================================
CONSUMER STAPLES (1.7%)
Hershey Foods Corp.                                                    191,100             8,926
McCormick & Co., Inc. (Non-Voting Shares)                              191,200             6,566
Whole Foods Market, Inc.                                                76,800             6,589
------------------------------------------------------------------------------------------------
                                                                                          22,081
================================================================================================
FINANCIAL SERVICES (6.3%)
Ameritrade Holding Corp.                                          (a)1,041,600            12,510
Brown & Brown, Inc.                                                    137,600             6,288
Chicago Mercantile Exchange Holdings, Inc.                              76,400            12,323
Doral Financial Corp.                                                  160,707             6,664
Legg Mason, Inc.                                                       227,550            12,122
Moody's Corp.                                                          186,300            13,646
UCBH Holdings, Inc.                                                    156,500   $         6,114
White Mountains Insurance Group Ltd.                                    24,292            12,778
------------------------------------------------------------------------------------------------
                                                                                          82,445
================================================================================================
FOREST PRODUCTS (0.3%)
Precision Castparts Corp.                                               76,900             4,618
------------------------------------------------------------------------------------------------
HEALTH CARE (16.3%)
Accelr8 Technology Corp.                                              (a)9,575                21
Allergan, Inc.                                                          66,785             4,845
Amylin Pharmaceuticals, Inc.                                        (a)219,000             4,494
Bard (C.R.), Inc.                                                      235,600            13,342
Biomet, Inc.                                                           291,000            13,642
Celgene Corp.                                                       (a)141,837             8,259
Charles River Laboratories International, Inc.                      (a)280,915            12,866
Dade Behring Holdings, Inc.                                         (a)384,700            21,435
Elan Corp. plc ADR                                                  (a)288,700             6,756
Gen-Probe, Inc.                                                     (a)201,400             8,030
Genzyme Corp.                                                       (a)183,100             9,963
Gilead Sciences, Inc.                                               (a)185,000             6,915
IDEXX Laboratories, Inc.                                            (a)145,300             7,373
ImClone Systems, Inc.                                               (a)159,000             8,403
Inamed Corp.                                                        (a)356,900            17,013
Kinetic Concepts, Inc.                                              (a)381,800            20,064
Patterson Cos., Inc.                                                (a)171,000            13,092
Stericycle, Inc.                                                    (a)390,725            17,934
VCA Antech, Inc.                                                    (a)954,600            19,693
------------------------------------------------------------------------------------------------
                                                                                         214,140
================================================================================================
INTEGRATED OILS (0.8%)
Suncor Energy, Inc.                                                    343,828            11,006
------------------------------------------------------------------------------------------------
MATERIALS & PROCESSING (6.5%)
Ecolab, Inc.                                                           193,668             6,089
Freeport-McMoRan Copper & Gold, Inc.,
  Class B                                                              448,900            18,180
Phelps Dodge Corp.                                                      69,700             6,415
Placer Dome, Inc.                                                      643,600            12,795
Plum Creek Timber Co., Inc. REIT                                       341,900            11,977
Rinker Group Ltd. ADR                                                  315,300            19,750
Sealed Air Corp.                                                    (a)212,977             9,871
------------------------------------------------------------------------------------------------
                                                                                          85,077
================================================================================================
OTHER ENERGY (9.0%)
BJ Services Co.                                                        190,000             9,958
Kinder Morgan, Inc.                                                    104,900             6,590
Patina Oil & Gas Corp.                                                 235,400             6,961
Questar Corp.                                                          304,300            13,943
Smith International, Inc.                                           (a)213,228            12,949
Ultra Petroleum Corp.                                               (a)988,490            48,485
Western Gas Resources, Inc.                                            338,600             9,681
XTO Energy, Inc.                                                       318,800            10,355
------------------------------------------------------------------------------------------------
                                                                                         118,922
================================================================================================
PRODUCER DURABLES (4.1%)
Fisher Scientific International, Inc.                               (a)435,224            25,386
Graco, Inc.                                                            403,700            13,524
KLA-Tencor Corp.                                                    (a)118,777             4,927
NVR, Inc.                                                            (a)19,000            10,469
------------------------------------------------------------------------------------------------
                                                                                          54,306
================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MID CAP GROWTH PORTFOLIO

                                                                                           VALUE
                                                                        SHARES             (000)
------------------------------------------------------------------------------------------------
TECHNOLOGY (15.1%)
Adobe Systems, Inc.                                                    400,002   $        19,788
Altera Corp.                                                        (a)355,200             6,951
Apple Computer, Inc.                                                (a)173,400             6,719
Ask Jeeves, Inc.                                                    (a)315,600            10,323
Autodesk, Inc.                                                         212,600            10,339
Avaya, Inc.                                                         (a)617,300             8,605
CDW Corp.                                                              102,064             5,923
Cognizant Technology Solutions Corp., Class A                       (a)230,400             7,030
Crown Castle International Corp.                                  (a)1,762,500            26,226
Flir Systems, Inc.                                                  (a)103,800             6,072
Global Payments, Inc.                                                  266,900            14,293
Juniper Networks, Inc.                                              (a)535,800            12,645
Lexmark International, Inc., Class A                                (a)115,600             9,712
Linear Technology Corp.                                                366,400            13,278
Marvell Technology Group Ltd.                                       (a)557,804            14,575
Mercury Interactive Corp.                                           (a)336,636            11,742
Network Appliance, Inc.                                             (a)616,200            14,173
------------------------------------------------------------------------------------------------
                                                                                         198,394
================================================================================================
UTILITIES (2.9%)
AES Corp. (The)                                                     (a)642,400             6,418
NII Holdings, Inc.                                                  (a)271,960            11,207
NTL, Inc.                                                           (a)337,641            20,957
------------------------------------------------------------------------------------------------
                                                                                          38,582
================================================================================================
  TOTAL COMMON STOCKS (COST $1,170,156)                                                1,307,718
================================================================================================

                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.5%)
REPURCHASE AGREEMENT (0.5%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $6,878
  (COST $6,878)                                                $      (f)6,878             6,878
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%) (COST $1,177,034)                                            1,314,596
================================================================================================

(a)    Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

STATEMENT OF ASSETS & LIABILITIES

                                                                        AMOUNT            AMOUNT
                                                                         (000)             (000)
------------------------------------------------------------------------------------------------
ASSETS (100.8%)
  Total Investments, at Value (cost $1,177,034)                $     1,314,596
  Receivable for Investments Sold                                       12,394
  Receivable for Portfolio Shares Sold                                   1,549
  Dividends Receivable                                                     125
  Other                                                                     51   $     1,328,715
------------------------------------------------------------------------------------------------
LIABILITIES (-0.8%)
  Payable for Investments Purchased                                     (7,576)
  Payable for Portfolio Shares Redeemed                                 (1,660)
  Payable for Investment Advisory Fees                                  (1,562)
  Payable for Distribution Fees -- Adviser Class                          (145)
  Payable for Administrative Fees                                         (100)
  Payable for Trustees' Fees and Expenses                                  (36)
  Payable for Custodian Fees                                               (13)
  Bank Overdraft Payable                                                    (1)
  Other Liabilities                                                        (85)          (11,178)
------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                $     1,317,537
================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                  $     2,286,857
Undistributed Net Investment Income (Accumulated Net
  Investment Loss)                                                                           (28)
Accumulated Net Realized Gain (Loss)                                                  (1,106,854)
Unrealized Appreciation (Depreciation) on Investments                                    137,562
------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $     1,317,537
================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                       $       589,479
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

  Applicable to 31,823,991 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                             $         18.52
================================================================================================
ADVISER CLASS:
NET ASSETS                                                                       $       728,058
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

  Applicable to 40,176,082 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                             $         18.12
================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

U.S. MID CAP VALUE PORTFOLIO

The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Mid Cap Value Index. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class had a total return of 17.23%, compared to 25.62% for the Russell Mid Cap Value Index (the "Index").

FACTORS AFFECTING PERFORMANCE

     - Mid-capitalization stock returns, measured by the Index and the Portfolio experienced strong gains in the first quarter of the fiscal year, followed by gains that were more modest over the next nine-months of the fiscal year. This pattern reflected the economically sensitive (i.e., cyclical) stock response to the strengthening underlying domestic economy.

     - In the cyclical rebound and thereafter, value stocks outperformed growth stocks across the capitalization range and the various economic market sectors. Stocks with low price-to-earnings ratios, high dividend yields, strong returns on assets, and relatively lower betas performed consistently better than stocks with opposite characteristics. Financials, materials, energy, and consumer discretionary sector contributions led overall market returns for the year under review. Healthcare and information technology sectors contributed the least to the market's return.

     - The Portfolio trailed the Index due to sector allocation and stock selection within sectors.

MANAGEMENT STRATEGIES

     - Following the September 30, 2003 change in the Portfolio's name to U.S. Mid Cap Value Portfolio and the Index to the Russell Midcap Value Index, the portfolio management team restructured the Portfolio. This included a significant reduction in the number of stocks in the Portfolio (from that inherited, which included over 200 securities) to fewer than 50. In addition, the inherited Portfolio's aggressive, growth cyclical tilt was substantially moderated to reflect a "relative value" overall strategy. In particular, this required replacing the heavy, strategic emphasis on financial, industrials, and information technology sectors, with overweight emphasis on the undervalued health care, energy and industrial sectors. In addition, the "relative value" strategy included underweights in several other "pricey" areas, such as consumer discretionary, consumer staples, and telecommunications sectors.

     - Since the major changes were implemented, the Portfolio has emphasized energy (i.e., oil & gas drilling and refining & marketing & transportation), health care (pharmaceuticals, equipment, services, and supplies), industrials (aerospace & defense, commercial services & supplies, construction & engineering, and electrical equipment), materials (commodity and specialty chemicals and paper packaging), and information technology (data processing & outsourcing, application software, and IT consulting).

     - The Portfolio has underweighted financials, in particular regional banks (but has built overweights in life, health, and multi-line insurance within the sector) and maintained underweights in consumer staples and consumer discretionary sectors (with notable overweights in publishing, advertising, hotel, and restaurants).

     - The primary cause of Portfolio's weak return for the year was a result of a moderate weighting afforded to the strong performing, financial and consumer discretionary sectors, which accounted for nearly one-half the overall, market-weighted composition of the Index. Additionally, the Portfolio failed to see rewards from its significant overweight in healthcare sector.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                 SINCE INCEPTION

           U.S. MID CAP VALUE
               PORTFOLIO -          RUSSELL MID CAP       LIPPER MID-CAP CORE
           INSTITUTIONAL CLASS        VALUE INDEX             FUNDS INDEX
"(1)"           5,000,000                5,000,000             5,000,000
"1995"          6,724,933                6,453,599             6,214,085
"1996"          8,224,472                7,469,755             7,137,809
"1997"         13,274,240               10,476,161             9,312,014
"1998"         12,356,273               10,087,055             7,999,858
"1999"         15,993,713               11,028,169             9,782,698
"2000"         20,707,923               12,461,691            14,331,271
"2001"         16,311,652               12,457,291            10,683,805
"2002"         13,034,984               11,777,481             9,775,639
"2003"         17,447,325               15,110,532            12,586,653
"2004"         20,453,500               18,981,850            14,695,711

              FISCAL YEAR ENDED SEPTEMBER 30

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

U.S. MID CAP VALUE PORTFOLIO

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $1 MILLION* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

           U.S. MID CAP VALUE
               PORTFOLIO -           RUSSELL MID CAP       LIPPER MID-CAP CORE
            INVESTMENT CLASS           VALUE INDEX             FUNDS INDEX
                1,000,000               1,000,000               1,000,000
5/10/1996       1,051,455               1,051,523               1,011,801
  "1997"        1,693,367               1,474,737               1,320,000
  "1998"        1,573,477               1,419,963               1,133,998
  "1999"        2,034,506               1,552,444               1,386,720
  "2000"        2,629,599               1,754,242               2,031,491
  "2001"        2,067,916               1,753,623               1,514,454
  "2002"        1,650,197               1,657,925               1,385,720
  "2003"        2,205,654               2,127,121               1,784,187
  "2004"        2,582,600               2,672,090               2,083,151

                                      FISCAL YEAR ENDED SEPTEMBER 30

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

           U.S. MID CAP VALUE
               PORTFOLIO -           RUSSELL MID CAP       LIPPER MID-CAP CORE
              ADVISER CLASS            VALUE INDEX             FUNDS INDEX
 ****            500,000                 500,000                 500,000
7/17/1998        415,244                 427,967                 397,742
  "1999"         536,164                 467,896                 486,382
  "2000"         692,294                 528,717                 712,531
  "2001"         544,143                 528,530                 531,184
  "2002"         433,519                 499,688                 486,031
  "2003"         579,008                 641,100                 625,791
  "2004"         677,150                 805,350                 730,651

                                      FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment
**   Commenced operations on December 30, 1994.
***  Commenced offering on May 10, 1996.
**** Commenced offering on July 17, 1998.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE RUSSELL MID CAP VALUE INDEX(1) AND THE LIPPER MID-CAP CORE FUNDS INDEX(2)

                                                 TOTAL RETURNS(3)
                                         ----------------------------------
                                                         AVERAGE ANNUAL
                                                    -----------------------
                                           ONE       FIVE             SINCE
                                          YEAR      YEARS      INCEPTION(7)
---------------------------------------------------------------------------
Portfolio -- Institutional Class(4)      17.23%      5.04%            15.54%
Russell Mid Cap Value Index              25.62      11.47             14.66
Lipper Mid-Cap Core Funds Index          16.76       8.48             11.38
Portfolio -- Investment Class(5)         17.09       4.88             11.97
Russell Mid Cap Value Index              25.62      11.47             12.30
Lipper Mid-Cap Core Funds Index          16.76       8.48              9.13
Portfolio -- Adviser Class(6)            16.95       4.78              5.01
Russell Mid Cap Value Index              25.62      11.47              7.98
Lipper Mid-Cap Core Funds Index          16.76       8.48              6.30

(1) The Russell Mid Cap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
(2) The Lipper Mid-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Mid-Cap Core Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on December 30, 1994.
(5)  Commenced offering on May 10, 1996.
(6)  Commenced offering on July 17, 1998.
(7) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

U.S. MID CAP VALUE PORTFOLIO

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                  EXPENSES PAID
                                                           ENDING ACCOUNT        DURING PERIOD*
                                            BEGINNING               VALUE      APRIL 1, 2004 --
                                        ACCOUNT VALUE       SEPTEMBER 30,         SEPTEMBER 30,
                                        APRIL 1, 2004                2004                  2004
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                  $    1,000.00      $     1,006.70       $          4.48
Hypothetical (5% average
annual return before expenses)               1,000.00            1,020.53                  4.51

INVESTMENT CLASS
Actual                                       1,000.00            1,006.20                  5.25
Hypothetical (5% average
annual return before expenses)               1,000.00            1,019.77                  5.28

ADVISER CLASS
Actual                                       1,000.00            1,005.30                  5.73
Hypothetical (5% average
annual return before expenses)               1,000.00            1,019.28                  5.77

* Expenses are equal to Institutional Class', Investment Class' and Adviser Class' annualized expense ratios of 0.89%, 1.04% and 1.14%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry, as a percentage of total investments.

[CHART]

Financial Services              18.8%
Industrials                     17.8%
Utilities                       11.3%
Consumer Discretionary          11.3%
Information Technology           9.5%
Health Care                      9.3%
Materials                        8.7%
Energy                           7.4%
Short-Term Investment            1.7%
Other*                           4.2%

* Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS

U.S. MID CAP VALUE PORTFOLIO

                                                                           VALUE
                                                             SHARES        (000)
================================================================================
COMMON STOCKS (95.9%)
CONSUMER DISCRETIONARY (11.2%)
Darden Restaurants, Inc.                                    200,460    $   4,675
Linens 'N Things, Inc.                                   (a)252,110        5,841
Magna International, Inc., Class A                           83,700        6,201
Office Depot, Inc.                                       (a)377,830        5,679
Scholastic Corp.                                         (a)258,390        7,982
Starwood Hotels & Resorts Worldwide, Inc.                    97,490        4,525
--------------------------------------------------------------------------------
                                                                          34,903
================================================================================
CONSUMER STAPLES (2.2%)
Albertson's, Inc.                                           288,300        6,899
--------------------------------------------------------------------------------
ENERGY (7.4%)
Amerada Hess Corp.                                           69,490        6,185
GlobalSantaFe Corp.                                         158,300        4,852
Transocean, Inc.                                         (a)202,970        7,262
Valero Energy Corp.                                          58,730        4,711
--------------------------------------------------------------------------------
                                                                          23,010
================================================================================
FINANCIAL SERVICES (18.7%)
A.G. Edwards, Inc.                                          170,100        5,889
ACE Ltd.                                                     94,740        3,795
Assurant, Inc.                                              314,610        8,180
Conseco, Inc.                                            (a)346,090        6,112
General Growth Properties, Inc. REIT                        220,790        6,844
Horace Mann Educators Corp.                                 286,170        5,031
Macerich Co. (The) REIT                                     116,880        6,229
PMI Group, Inc. (The)                                       149,820        6,080
Sovereign Bancorp, Inc.                                     458,080        9,995
--------------------------------------------------------------------------------
                                                                          58,155
================================================================================
HEALTH CARE (9.3%)
Applera Corp. - Applied Biosystems Group
  (Tracking Stock)                                          339,390        6,404
Bausch & Lomb, Inc.                                         138,230        9,185
IMS Health, Inc.                                            257,280        6,154
Mylan Laboratories, Inc.                                     18,191          328
Watson Pharmaceuticals, Inc.                             (a)230,430        6,789
--------------------------------------------------------------------------------
                                                                          28,860
================================================================================
INDUSTRIALS (17.7%)
Equifax, Inc.                                               115,670        3,049
Fluor Corp.                                                 162,850        7,250
Goodrich Corp.                                              369,360       11,583
Hubbell, Inc., Class B                                      223,710       10,029
Manpower, Inc.                                              164,700        7,328
Pall Corp.                                                  276,120        6,759
Valassis Communications, Inc.                            (a)307,360        9,092
--------------------------------------------------------------------------------
                                                                          55,090
================================================================================
INFORMATION TECHNOLOGY (9.4%)
BearingPoint, Inc.                                       (a)591,850        5,291
BISYS Group, Inc. (The)                                  (a)671,270        9,807
Cadence Design Systems, Inc.                             (a)480,650        6,268
Sabre Holdings Corp., Class A                               320,890        7,871
--------------------------------------------------------------------------------
                                                                          29,237
================================================================================
MATERIALS (8.7%)
International Flavors & Fragrances, Inc.                    229,280        8,759
Lyondell Chemical Co.                                       574,550    $  12,904
Temple-Inland, Inc.                                          77,800        5,224
--------------------------------------------------------------------------------
                                                                          26,887
================================================================================
UTILITIES (11.3%)
Allegheny Energy, Inc.                                   (a)456,330        7,283
Edison International                                        255,060        6,762
El Paso Corp.                                               954,460        8,771
Pinnacle West Capital Corp.                                 159,520        6,620
Wisconsin Energy Corp.                                      177,250        5,654
--------------------------------------------------------------------------------
                                                                          35,090
================================================================================
  TOTAL COMMON STOCKS (COST $266,050)                                    298,131
================================================================================
MUTUAL FUND (2.0%)
Regional Bank HOLDRs Trust
  (COST $6,281)                                              46,500        6,217
--------------------------------------------------------------------------------

                                                               FACE
                                                             AMOUNT
                                                              (000)
================================================================================
SHORT-TERM INVESTMENT (1.7%)
REPURCHASE AGREEMENT (1.7%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $5,226
  (COST $5,226)                                          $ (f)5,226        5,226
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%) (COST $277,557)                                309,574
================================================================================

(a)  Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
REIT Real Estate Investment Trust

STATEMENT OF ASSETS & LIABILITIES

                                                              AMOUNT
                                                               (000)
--------------------------------------------------------------------------------
ASSETS (100.5%)
 Total Investments, at Value (cost $277,557)               $ 309,574
 Cash                                                              1
 Receivable for Investments Sold                               1,848
 Receivable for Portfolio Shares Sold                            641
 Dividends Receivable                                            418
 Other                                                            13   $ 312,495
--------------------------------------------------------------------------------
LIABILITIES (-0.5%)
 Payable for Portfolio Shares Redeemed                          (857)
 Payable for Investment Advisory Fees                           (600)
 Payable for Administrative Fees                                 (27)
 Payable for Trustees' Fees and Expenses                         (26)
 Payable for Distribution Fees -- Adviser Class                  (11)
 Payable for Custodian Fees                                       (6)
 Payable for Shareholder Servicing Fees --
   Investment Class                                               (1)
 Other Liabilities                                               (47)     (1,575)
================================================================================
NET ASSETS (100%)                                                      $ 310,920
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF ASSETS & LIABILITIES (CONT'D)

U.S. MID CAP VALUE PORTFOLIO

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                    $     532,986
Undistributed (Distributions in Excess of) Net
  Investment Income                                                          865
Accumulated Net Realized Gain (Loss)                                    (254,948)
Unrealized Appreciation (Depreciation) on Investments                     32,017
--------------------------------------------------------------------------------
NET ASSETS                                                         $     310,920
================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                         $     246,694
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 11,675,628 outstanding shares of beneficial
    interest (unlimited authorization, no par value)               $       21.13
================================================================================
INVESTMENT CLASS:
NET ASSETS                                                         $       8,886
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 423,139 outstanding shares of beneficial
    interest (unlimited authorization, no par value)               $       21.00
================================================================================
ADVISER CLASS:
NET ASSETS                                                         $      55,340
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 2,636,502 outstanding shares of beneficial
    interest (unlimited authorization, no par value)               $       20.99
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

U.S. SMALL CAP VALUE PORTFOLIO

The U.S. Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell 2000 Value Index. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class had a total return of 22.57%, compared to 25.66% for the Russell 2000 Value Index (the "Index").

FACTORS AFFECTING PERFORMANCE

     - The U.S. equity markets began the period on a strong note, as the first 4 1/2 months of the fiscal year witnessed solid broad-based returns. Stocks extended the rally that had begun in March 2003, as investors responded to an increasing number of positive economic data points and improving corporate earnings. Additionally, year-end inflows from mutual funds and pension plans added liquidity to the market.

     - Starting in mid-February, however, investor exuberance began to wane. A change in language from the Federal Reserve caused concern that interest rates might be raised sooner than expected, and indeed the Fed did raise rates on three separate occasions, bringing an end to the cycle of monetary easing. Oil prices rose significantly, reflecting worries about potential supply disruptions. Geopolitical and terrorism concerns also returned to the forefront, particularly in light of increased insurgency in Iraq. Economic data began to soften, especially in the area of job growth. The period ended on a note of uncertainty, as a spate of corporate earnings warnings and preannouncements suggested that investor expectations might be overly optimistic.

     - During the period, small- and mid-cap stocks outperformed their large-cap counterparts, and growth outperformed value across the market capitalization spectrum. The strongest performing sectors within the Index were energy, basic resources, and consumer durables. Technology and telecom services were the only sectors to experience a negative return, and a number of consumer-related sectors also lagged.

     - The Portfolio's underperformance relative to the Index during the period was primarily due to stock selection, particularly within the health care, technology, and financial services sectors.

     - Positive contributors to relative performance included stock selection within consumer non-durables and heavy industry/transportation. Sector allocation also had a positive impact, primarily due to an underweight in technology and an overweight in energy.

     - Most of the Portfolio's underperformance occurred during the first fiscal quarter, as the new management team transitioned the portfolio. During the last three quarters of the fiscal year, the Portfolio performed in line with the Index.

MANAGEMENT STRATEGIES

     - During the period, we reduced the overall number of holdings in the Portfolio, from 250 to 92. Many of these sales were in technology, as it became much more difficult to find reasonable valuations within that sector. We also reduced exposure to health care. We maintained an underweight versus the Index in financial services for the duration of the fiscal year, but we reduced the extent of that underweight by adding to insurance.

     - We increased exposure to heavy industry/transportation, moving from an underweight relative to the Index to an overweight position. We also increased the Portfolio's allocation to basic resources. Finally, we maintained an overweight versus the Index in energy throughout most of the period, but late in the fiscal year brought the sector weight down roughly in line with the Index.

[CHART]

         COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                 OVER 10 YEARS

              U.S. SMALL
              CAP VALUE
             PORTFOLIO -
            INSTITUTIONAL                                 LIPPER SMALL-CAP
                CLASS        RUSSELL 2000 VALUE INDEX     CORE FUNDS INDEX
--------------------------------------------------------------------------
"1994"         5,000,000             5,000,000                5,000,000
"1995"         5,918,916             5,928,775                6,291,110
"1996"         7,339,455             6,728,165                7,411,827
"1997"        10,995,238             9,597,668                9,899,918
"1998"         8,978,711             8,370,244                7,732,876
"1999"        11,118,338             8,857,741                9,125,574
"2000"        13,687,786            10,218,171               12,114,921
"2001"        10,779,132            10,791,272               10,208,771
"2002"        10,027,826            10,633,172                9,493,626
"2003"        13,045,199            14,000,080               12,321,835
"2004"        15,989,500            17,592,500               15,031,899

              FISCAL YEAR ENDED SEPTEMBER 30

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

               U.S. SMALL                     LIPPER
               CAP VALUE        RUSSELL      SMALL-CAP
               PORFOLIO -     2000 VALUE    CORE FUNDS
             ADVISER CLASS      INDEX          INDEX
------------------------------------------------------
                500,000        500,000        500,000
1/22/1999       537,552        494,125        509,533
 "2000"         660,275        570,016        676,445
 "2001"         518,580        601,986        570,014
 "2002"         481,139        593,167        530,083
 "2003"         624,325        780,988        687,998
 "2004"         763,550        981,390        839,317

                        FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment
**   Commenced offering on January 22, 1999.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE RUSSELL 2000 VALUE INDEX(1) AND THE LIPPER SMALL-CAP CORE FUNDS INDEX(2)

                                                TOTAL RETURNS(3)
                                     -----------------------------------------
                                                       AVERAGE ANNUAL
                                            ----------------------------------
                                       ONE      FIVE         TEN         SINCE
                                      YEAR     YEARS       YEARS  INCEPTION(6)
------------------------------------------------------------------------------
Portfolio -- Institutional Class(4)  22.57%     7.54%      12.33%        11.52%
Russell 2000 Value Index             25.66     14.71       13.41         11.95
Lipper Small-Cap Core Funds Index    21.99     10.50       11.64            --
Portfolio -- Adviser Class(5)        22.30      7.27          --          7.73
Russell 2000 Value Index             25.66     14.71          --         12.59
Lipper Small-Cap Core Funds Index    21.99     10.50          --          9.53

(1) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(2) The Lipper Small-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Small-Cap Core Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on July 1, 1986.
(5)  Commenced offering on January 22, 1999.
(6) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

                                                                   EXPENSES PAID
                                    BEGINNING   ENDING ACCOUNT    DURING PERIOD*
                                      ACCOUNT            VALUE  APRIL 1, 2004 --
                                        VALUE    SEPTEMBER 30,     SEPTEMBER 30,
                                APRIL 1, 2004             2004              2004
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                          $    1,000.00   $     1,004.10   $         4.50
Hypothetical (5% average
annual return before expenses)       1,000.00         1,020.51             4.54

ADVISER CLASS
Actual                               1,000.00         1,002.70             5.76
Hypothetical (5% average
annual return before expenses)       1,000.00         1,019.25             5.80

* Expenses are equal to Institutional Class' and Adviser Class' annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry, as a percentage of total investments.

[CHART]

Financial Services                                                    24.0%
Heavy Industry & Transportation                                       20.9%
Basic Resources                                                        8.7%
Energy                                                                 6.7%
Consumer Services                                                      6.5%
Retail                                                                 5.7%
Technology                                                             5.3%
Health Care                                                            4.7%
Utilities                                                              4.4%
Short-Term Investments                                                 8.4%
Other*                                                                 4.7%

* Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

U.S. SMALL CAP VALUE PORTFOLIO

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
COMMON STOCKS (98.1%)
BASIC RESOURCES (9.3%)
Albany International Corp., Class A                   182,000    $     5,425
Apex Silver Mines Ltd.                             (a)161,700          3,509
Cytec Industries, Inc.                                126,400          6,187
Hercules, Inc.                                     (a)187,000          2,665
OM Group, Inc.                                     (a)142,300          5,203
Reliance Steel & Aluminum Co.                         146,100          5,800
Rock-Tenn Co., Class A                                269,400          4,240
Schulman A, Inc.                                      214,000          4,717
----------------------------------------------------------------------------
                                                                      37,746
============================================================================
CONSUMER DURABLES (2.1%)
General Cable Corp.                                (a)221,800          2,360
LoJack Corp.                                       (a)309,100          3,462
Tower Automotive, Inc.                           (a)1,225,200          2,561
----------------------------------------------------------------------------
                                                                       8,383
============================================================================
CONSUMER SERVICES (7.0%)
Banta Corp.                                            93,000          3,697
Intrawest Corp.                                       440,400          8,341
MoneyGram International, Inc.                         231,700          3,957
Nexstar Broadcasting Group, Inc., Class A          (a)305,300          2,601
R.H. Donnelley Corp.                                (a)68,700          3,391
Saga Communications, Inc., Class A                 (a)129,700          2,198
Sinclair Broadcast Group, Inc., Class A               563,900          4,117
----------------------------------------------------------------------------
                                                                      28,302
============================================================================
ENERGY (7.1%)
Denbury Resources, Inc.                            (a)293,200          7,447
Remington Oil & Gas Corp.                          (a)205,800          5,402
St. Mary Land & Exploration Co.                        92,380          3,678
Superior Energy Services, Inc.                     (a)444,200          5,739
Universal Compression Holdings, Inc.               (a)193,320          6,587
----------------------------------------------------------------------------
                                                                      28,853
============================================================================
FINANCIAL SERVICES (25.6%)
Alabama National Bancorporation                        36,200          2,167
Anthracite Capital, Inc. REIT                         390,500          4,342
Capital Automotive REIT                               163,100          5,100
CarrAmerica Realty Corp. REIT                          71,600          2,341
CCC Information Services Group                     (a)200,839          3,553
Central Pacific Financial Corp.                       115,200          3,170
Collegiate Funding Services LLC                    (a)183,200          2,301
Conseco, Inc.                                      (a)261,100          4,611
Cousins Properties, Inc. REIT                         110,400          3,788
Direct General Corp.                                   34,800          1,006
Falcon Financial Investment Trust REIT                297,100          2,404
First Niagara Financial Group, Inc.                   269,800          3,610
Heritage Property Investment Trust REIT                28,780            839
Independent Bank Corp.                                 94,799          2,560
Integra Bank Corp.                                    164,200          3,563
MAF Bancorp, Inc.                                      93,800          4,046
Max Re Capital Ltd.                                   216,340          4,327
MB Financial Corp.                                     93,600          3,710
NYMAGIC, Inc.                                         107,900          2,362
Parkway Properties, Inc. REIT                          84,600          3,930
Penn-America Group, Inc.                              244,355    $     3,326
PFF Bancorp, Inc.                                      61,800          2,365
Platinum Underwriters Holdings Ltd.                   121,100          3,546
ProAssurance Corp.                                 (a)208,051          7,286
Provident Bancorp, Inc.                               227,500          2,671
Provident Bankshares Corp.                             92,500          3,103
R&G Financial Corp., Class B                          107,450          4,153
Reinsurance Group of America, Inc.                    183,000          7,540
Triad Guaranty, Inc.                               (a)113,500          6,297
----------------------------------------------------------------------------
                                                                     104,017
============================================================================
FOOD & TOBACCO (3.0%)
Corn Products International, Inc.                      85,500          3,942
Delta & Pine Land Co.                                 164,500          4,400
Ralcorp Holdings, Inc.                             (a)105,700          3,816
----------------------------------------------------------------------------
                                                                      12,158
============================================================================
HEALTH CARE (5.1%)
Apria Healthcare Group, Inc.                       (a)476,400         12,982
Diversa Corp.                                      (a)278,400          2,325
Icon plc ADR                                        (a)80,795          2,659
KV Pharmaceutical Co., Class A                     (a)141,700          2,536
----------------------------------------------------------------------------
                                                                      20,502
============================================================================
HEAVY INDUSTRY & TRANSPORTATION (22.4%)
Acuity Brands, Inc.                                    51,060          1,214
Ametek, Inc.                                           89,200          2,704
Briggs & Stratton Corp.                                29,100          2,363
CIRCOR International, Inc.                            210,800          4,111
DRS Technologies, Inc.                             (a)351,700         13,168
Geo Group, Inc. (The)                              (a)194,100          3,969
Imagistics International, Inc.                      (a)93,200          3,131
Laidlaw International, Inc.                        (a)535,700          8,812
MAXIMUS, Inc.                                      (a)163,500          4,710
Moog, Inc., Class A                                 (a)38,300          1,390
Navigant International, Inc.                       (a)228,600          3,733
Overnite Corp.                                        180,300          5,667
Pacer International, Inc.                           (a)25,400            417
School Specialty, Inc.                             (a)222,600          8,773
TBC Corp.                                          (a)349,500          7,808
Terex Corp.                                        (a)199,200          8,645
Viad Corp.                                            135,600          3,218
Watts Water Technologies, Inc., Class A               260,200          6,986
----------------------------------------------------------------------------
                                                                      90,819
============================================================================
RETAIL (6.1%)
AFC Enterprises, Inc.                              (a)409,600          9,011
Central Garden & Pet Co.                           (a)196,800          6,026
Movie Gallery, Inc.                                   204,000          3,576
Russell Corp.                                           8,172            138
Stage Stores, Inc.                                 (a)180,400          6,173
----------------------------------------------------------------------------
                                                                      24,924
============================================================================
TECHNOLOGY (5.7%)
Belden CDT, Inc.                                      229,750          5,009
EMS Technologies, Inc.                             (a)154,000          2,656
Hummingbird Ltd.                                   (a)155,325          3,225
Imation Corp.                                         151,800          5,403
Methode Electronics, Inc.                             164,300          2,101

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
MSC.Software Corp.                                 (a)599,900    $     4,823
----------------------------------------------------------------------------
                                                                      23,217
============================================================================
UTILITIES (4.7%)
AGL Resources, Inc.                                   219,500          6,754
PNM Resources, Inc.                                   353,050          7,947
UGI Corp.                                             113,400          4,225
----------------------------------------------------------------------------
                                                                      18,926
============================================================================
  TOTAL COMMON STOCKS (COST $361,062)                                397,847
============================================================================

                                                         FACE
                                                       AMOUNT
                                                        (000)
----------------------------------------------------------------------------
SHORT-TERM INVESTMENT (9.0%)
REPURCHASE AGREEMENT (9.0%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $36,585
  (COST $36,583)                                $   (f)36,583         36,583
----------------------------------------------------------------------------
  TOTAL INVESTMENTS (107.1%) (COST $397,645)                         434,430
============================================================================

(a)    Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

STATEMENT OF ASSETS & LIABILITIES

                                                       AMOUNT         AMOUNT
                                                        (000)          (000)
----------------------------------------------------------------------------
ASSETS (108.9%)
  Total Investments, at Value (cost $397,645)   $     434,430
  Receivable for Investments Sold                       6,720
  Dividends Receivable                                    280
  Receivable for Portfolio Shares Sold                    130
  Interest Receivable                                       2
  Other                                                    26    $   441,588
----------------------------------------------------------------------------
LIABILITIES (-8.9%)
  Payable for Portfolio Shares Redeemed               (30,850)
  Payable for Investments Purchased                    (4,132)
  Payable for Investment Advisory Fees                   (819)
  Bank Overdraft Payable                                 (225)
  Payable for Administrative Fees                         (37)
  Payable for Trustees' Fees and Expenses                 (23)
  Payable for Distribution Fees -- Adviser Class          (11)
  Payable for Custodian Fees                              (10)
  Other Liabilities                                       (53)       (36,160)
----------------------------------------------------------------------------
NET ASSETS (100%)                                                $   405,428
============================================================================

                                                                      AMOUNT
                                                                       (000)
============================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                  $   333,959
Undistributed (Distributions in Excess of) Net
  Investment Income                                                      403
Accumulated Net Realized Gain (Loss)                                  34,281
Unrealized Appreciation (Depreciation) on Investments                 36,785
----------------------------------------------------------------------------
NET ASSETS                                                       $   405,428
============================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                       $   382,898
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 17,200,124 outstanding shares of beneficial
    interest (unlimited authorization, no par value)             $     22.26
============================================================================
ADVISER CLASS:
NET ASSETS                                                       $    22,530
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 1,014,639 outstanding shares of beneficial
    interest (unlimited authorization, no par value)             $     22.20
============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

VALUE PORTFOLIO

The Value Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing, seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class had a total return of 22.56% compared to a 13.87% return for the S&P 500 Index ("the Index").

FACTORS AFFECTING PERFORMANCE

   - Sector selection and stock selection were both positive influences on the Portfolio's relative performance for the period.

   - Sector selection was most additive to results in the energy area, where the Portfolio is overweight relative to the S&P 500. An underweight in the information technology sector and an overweight in the telecommunication services group also contributed meaningfully.

   - Stock selection was most positive in the Portfolio's utility stocks. Individual holdings in financial and telecommunication services names were also strong performers.

   - Trading activity in the Portfolio has been light, with no material changes to the Portfolio's sector exposure.

MANAGEMENT STRATEGIES

   - Our Portfolio continues to incorporate stocks with what we believe to be reasonable valuations relative to our assessment of fair value for the companies we hold. As valuations revert to the mean and prices approach fair value, positions will be reduced in favor of more attractive names. Growth in economic activity, if sustained, should provide a positive backdrop for further market gains.

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                   VALUE                             LIPPER
                PORTFOLIO -                         MULTI-CAP
               INSTITUTIONAL        S&P 500        VALUE FUNDS
                   CLASS             INDEX            INDEX
--------------------------------------------------------------
"1994"           5,000,000          5,000,000       5,000,000
"1995"           6,629,076          6,486,921       6,175,345
"1996"           7,849,761          7,805,848       7,171,336
"1997"          11,087,614         10,961,917       9,863,197
"1998"           9,268,126         11,953,871       9,154,329
"1999"          10,037,473         15,276,856      10,560,791
"2000"          11,008,297         17,304,401      11,681,586
"2001"          11,964,346         12,698,506      10,976,451
"2002"           9,340,637         10,099,236       9,412,789
"2003"          12,160,575         12,563,449      11,961,453
"2004"          14,904,000         14,306,000      14,068,020

                             FISCAL YEAR ENDED SEPTEMBER 30

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $1 MILLION* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

                       VALUE                           LIPPER
                    PORTFOLIO -                       MULTI-CAP
                    INVESTMENT         S&P 500       VALUE FUNDS
                       CLASS            INDEX           INDEX
----------------------------------------------------------------
                     1,000,000        1,000,000       1,000,000
5/6/1996             1,047,602        1,083,248       1,053,995
 "1997"              1,477,223        1,521,228       1,449,627
 "1998"              1,232,743        1,658,886       1,345,442
 "1999"              1,333,828        2,120,030       1,552,154
 "2000"              1,460,541        2,401,400       1,716,882
 "2001"              1,584,103        1,762,222       1,613,245
 "2002"              1,234,650        1,401,511       1,383,429
 "2003"              1,605,786        1,743,479       1,758,014
 "2004"              1,965,000        1,985,300       2,067,624

                              FISCAL YEAR ENDED SEPTEMBER 30

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

VALUE PORTFOLIO

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $1 MILLION* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

                    VALUE                            LIPPER
                  PORTFOLIO -                       MULTI-CAP
                ADVISER CLASS        S&P 500       VALUE FUNDS
                    CLASS             INDEX           INDEX
----------------------------------------------------------------
                    500,000           500,000         500,000
7/17/1996           553,114           549,560         541,742
  "1997"            779,172           771,759         745,092
  "1998"            649,362           841,596         691,542
  "1999"            701,960         1,075,547         797,790
  "2000"            767,312         1,218,293         882,458
  "2001"            832,457           894,021         829,190
  "2002"            647,901           711,023         711,067
  "2003"            841,430           884,513         903,600
  "2004"          1,028,900         1,007,195       1,062,735

                              FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment
**   Commenced offering on May 6, 1996.
***  Commenced offering on July 17, 1996.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE S&P 500 INDEX(1) AND THE LIPPER MULTI-CAP VALUE FUNDS INDEX(2)

                                                              TOTAL RETURNS(3)
                                             ---------------------------------------------------
                                                                      AVERAGE ANNUAL
                                                           -------------------------------------
                                              ONE            FIVE           TEN            SINCE
                                             YEAR           YEARS         YEARS     INCEPTION(7)
------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(4)          22.56%          8.23%         11.54%          13.36%
S&P 500 Index                                13.87          (1.31)         11.08           12.78
Lipper Multi-Cap Value Funds Index           17.61           5.90          10.90              --
Portfolio -- Investment Class(5)             22.37           8.05             --            8.37
S&P 500 Index                                13.87          (1.31)            --            8.50
Lipper Multi-Cap Value Funds Index           17.61           5.90             --            9.02
Portfolio -- Adviser Class(6)                22.28           7.95             --            9.19
S&P 500 Index                                13.87          (1.31)            --            8.79
Lipper Multi-Cap Value Funds Index           17.61           5.90             --            9.62

(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(2) The Lipper Multi-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Multi-Cap Value Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on November 5, 1984.
(5)  Commenced offering on May 6, 1996.
(6)  Commenced offering on July 17, 1996.
(7) For comparative purposes, average annual since inception returns listed for the index refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

VALUE PORTFOLIO

                                                                                   EXPENSES PAID
                                                               ENDING ACCOUNT     DURING PERIOD*
                                                BEGINNING               VALUE   APRIL 1, 2004 --
                                            ACCOUNT VALUE       SEPTEMBER 30,      SEPTEMBER 30,
                                            APRIL 1, 2004                2004               2004
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                    $      1,000.00     $      1,038.80   $           3.19
Hypothetical (5% average
annual return before expenses)                   1,000.00            1,021.87               3.16

INVESTMENT CLASS
Actual                                           1,000.00            1,037.70               3.95
Hypothetical (5% average
annual return before expenses)                   1,000.00            1,021.12               3.92

ADVISER CLASS
Actual                                           1,000.00            1,037.50               4.46
Hypothetical (5% average
annual return before expenses)                   1,000.00            1,020.62               4.42

* Expenses are equal to Institutional Class', Investment Class' and Adviser Class' annualized expense ratios of 0.63%, 0.78% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry, as a percentage of total investments.

[CHART]

Financial Services                                                     18.4%
Energy                                                                 12.4%
Materials                                                              12.0%
Health Care                                                            11.8%
Telecommunication Services                                             10.9%
Consumer Discretionary                                                  7.6%
Consumer Staples                                                        6.7%
Utilities                                                               5.3%
Information Technology                                                  3.6%
Short-Term Investments                                                 11.3%

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS

VALUE PORTFOLIO

                                                                                         VALUE
                                                                       SHARES            (000)
----------------------------------------------------------------------------------------------
COMMON STOCKS (96.0%)
CONSUMER DISCRETIONARY (8.2%)
Clear Channel Communications, Inc.                                    649,100   $       20,232
Darden Restaurants, Inc.                                              308,200            7,187
Eastman Kodak Co.                                                  (c)270,300            8,709
Federated Department Stores, Inc.                                     216,200            9,822
Jones Apparel Group, Inc.                                             312,200           11,177
Liberty Media Corp., Class A                                     (a)1,569,900           13,689
Liberty Media International, Inc., Class A                         (a)122,735            4,095
Mattel, Inc.                                                          367,500            6,663
May Department Stores Co. (The)                                       130,500            3,345
Walt Disney Co.                                                       796,500           17,961
----------------------------------------------------------------------------------------------
                                                                                       102,880
==============================================================================================
CONSUMER STAPLES (7.3%)
Altria Group, Inc.                                                    372,300           17,513
CVS Corp.                                                             197,700            8,329
Kimberly-Clark Corp.                                                  440,700           28,465
Kraft Foods, Inc., Class A                                         (c)437,400           13,874
Kroger Co. (The)                                                   (a)624,000            9,684
Unilever N.V. (NY Shares)                                          (c)237,300           13,716
----------------------------------------------------------------------------------------------
                                                                                        91,581
==============================================================================================
ENERGY (13.4%)
BP plc ADR                                                         (c)139,000            7,997
ConocoPhillips                                                        150,600           12,477
GlobalSantaFe Corp.                                                (c)477,100           14,623
Halliburton Co.                                                     1,586,400           53,446
Petroleo Brasileiro S.A. ADR                                       (c)389,500           13,730
Royal Dutch Petroleum Co. (NY Shares)                                 138,400            7,141
Schlumberger Ltd.                                                     352,800           23,747
Total S.A. ADR                                                     (c)188,400           19,249
Transocean, Inc.                                                (a)(c)449,900           16,097
----------------------------------------------------------------------------------------------
                                                                                       168,507
==============================================================================================
FINANCIAL SERVICES (19.9%)
Allstate Corp. (The)                                                  241,500           11,590
AMBAC Financial Group, Inc.                                           108,500            8,675
Assurant, Inc.                                                        188,200            4,893
Bank of America Corp.                                                 724,000           31,371
Berkshire Hathaway, Inc., Class B                                   (a)(c)500            1,436
Capital One Financial Corp.                                            29,600            2,187
Chubb Corp.                                                           258,900           18,196
Citigroup, Inc.                                                       589,900           26,026
Fannie Mae                                                             79,500            5,040
Freddie Mac                                                           760,900           49,641
Genworth Financial, Inc.                                           (a)182,000            4,241
Goldman Sachs Group, Inc.                                               9,600              895
JPMorgan Chase & Co.                                                  164,400            6,532
Lehman Brothers Holdings, Inc.                                         43,500            3,468
Merrill Lynch & Co., Inc.                                             124,700            6,200
Metlife, Inc.                                                         242,800            9,384
PNC Financial Services Group, Inc.                                    304,200           16,457
St. Paul Travelers Cos., Inc. (The)                                (c)129,615            4,285
SunTrust Banks, Inc.                                                (c)41,600            2,929
Torchmark Corp.                                                       203,600           10,827
Wells Fargo & Co.                                                     446,100   $       26,601
----------------------------------------------------------------------------------------------
                                                                                       250,874
==============================================================================================
HEALTH CARE (12.8%)
Aetna, Inc.                                                            51,800            5,177
AmerisourceBergen Corp.                                            (c)166,400            8,937
Bristol-Myers Squibb Co.                                            1,661,100           39,318
GlaxoSmithKline plc ADR                                          (c)1,035,700           45,291
Merck & Co., Inc.                                                     110,700            3,653
Pfizer, Inc.                                                          634,100           19,404
Roche Holding AG ADR                                               (c)161,100           16,643
Schering-Plough Corp.                                                 756,000           14,409
Wyeth                                                                 214,600            8,026
----------------------------------------------------------------------------------------------
                                                                                       160,858
==============================================================================================
INFORMATION TECHNOLOGY (3.9%)
Affiliated Computer Services, Inc., Class A                     (a)(c)117,000            6,513
Check Point Software Technologies Ltd.                           (a)(c)98,100            1,665
Ericsson (LM) Telefonaktiebolaget ADR                            (a)(c)82,600            2,580
Flextronics International Ltd.                                  (a)(c)332,200            4,402
Hewlett-Packard Co.                                                   385,800            7,234
Intel Corp.                                                            33,200              666
International Business Machines Corp.                                  79,000            6,773
Jabil Circuit, Inc.                                                 (a)85,900            1,976
JDS Uniphase Corp.                                                 (a)183,800              619
Lexmark International, Inc., Class A                                (a)52,600            4,419
Microsoft Corp.                                                       111,500            3,083
Nokia Oyj ADR                                                      (c)274,400            3,765
Novellus Systems, Inc.                                           (a)(c)39,000            1,037
SunGard Data Systems, Inc.                                         (a)178,500            4,243
----------------------------------------------------------------------------------------------
                                                                                        48,975
==============================================================================================
MATERIALS (13.0%)
Alcoa, Inc.                                                           703,100           23,617
Dow Chemical Co. (The)                                                726,900           32,841
E.I. DuPont de Nemours & Co.                                          525,500           22,492
Georgia-Pacific Corp.                                                 770,200           27,689
International Paper Co.                                             1,106,900           44,730
PPG Industries, Inc.                                                   41,500            2,543
Rohm & Haas Co.                                                       213,600            9,178
----------------------------------------------------------------------------------------------
                                                                                       163,090
==============================================================================================
TELECOMMUNICATION SERVICES (11.8%)
Amdocs Ltd.                                                      (a)(c)67,000            1,463
SBC Communications, Inc.                                            1,451,500           37,666
Sprint Corp.                                                        3,128,800           62,983
Verizon Communications, Inc.                                        1,170,800           46,106
----------------------------------------------------------------------------------------------
                                                                                       148,218
==============================================================================================
UTILITIES (5.7%)
American Electric Power Co., Inc.                                     230,400            7,364
Constellation Energy Group, Inc.                                      184,300            7,342
Dominion Resources, Inc.                                              173,300           11,308
FirstEnergy Corp.                                                     288,000           11,831
Public Service Enterprise Group, Inc.                              (c)221,800            9,449
Scottish Power plc ADR                                             (c)153,200            4,725
TXU Corp.                                                             423,400           20,289
----------------------------------------------------------------------------------------------
                                                                                        72,308
==============================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

VALUE PORTFOLIO

                                                                                         VALUE
                                                                                         (000)
----------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $1,061,010)                                         $    1,207,291
==============================================================================================

                                                                         FACE
                                                                       AMOUNT
                                                                        (000)
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (12.3%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (8.9%)
Calyon, N.Y., 1.91%, 10/1/04                                   $     (h)5,338            5,338
CC USA, Inc., 1.75%, 10/15/04                                           1,999            1,999
Chase Credit Card Master Trust,
  1.77%, 10/15/04                                                    (h)1,483            1,483
CIT Group Holdings,
  0.25%, 10/29/04                                                      (h)519              519
  1.74%, 11/15/04                                                    (h)2,821            2,821
Clipper Receivables Corp., 1.79%, 11/2/04                               1,480            1,480
Compass Securitization, 1.80%, 10/29/04                                 1,028            1,028
Corporate Asset Funding Co., Inc.,
  1.75%, 11/8/04                                                        2,219            2,219
CXC, 1.74%, 11/10/04                                                    1,479            1,479
Discover Card Master Trust, 1.75%, 10/15/04                       (h)(k)2,470            2,470
Federal National Mortgage Association,
  1.78%, 11/8/04                                                        5,550            5,550
Gemini Securitization Corp., 1.73%, 11/1/04                             1,854            1,854
Greyhawk Funding, 1.79%, 11/4/04                                        1,850            1,850
Independence Funding LLC, 1.80%, 10/27/04                               1,851            1,851
Jackson National Life Global Funding,
  1.84%, 10/1/04                                                     (h)1,856            1,856
Landesbank Hessen Thur London,
  1.50%, 11/19/04                                                       1,856            1,856
Links Finance LLC, 1.82%, 10/26/04                                   (h)1,854            1,854
Mane Funding Corp., 1.79%, 10/27/04                                     2,509            2,509
Natexis Banques Populaires N.Y.,
  2.02%, 10/1/04                                                     (h)2,966            2,966
Nationwide Building Society, 1.97%, 12/28/04                         (h)4,301            4,301
Pfizer, Inc., 1.75%, 10/7/04                                         (h)3,708            3,708
Procter & Gamble, 1.83%, 12/9/04                                     (h)1,520            1,520
Royal Bank of Canada N.Y., 1.80%, 10/25/04                           (h)3,707            3,707
Sears Credit Account Master Trust,
  1.79%, 10/15/04                                                    (h)2,966            2,966
Societe Generale London, 1.54%, 11/12/04                                1,854            1,854
Societe Generale N.Y., 1.91%, 10/1/04                                (h)3,596            3,596
Southtrust Bank N.A., 1.65%, 11/5/04                                    3,708            3,707
Ticonderoga Funding LLC, 1.69%, 10/8/04                                 1,851            1,851
UBS Securities LLC, 1.88%, 10/1/04                                     32,525           32,525
Union Bank of Switzerland, Stamford,
  1.13%, 12/20/04                                                       3,708            3,708
Washington Mutual Bank, 1.68%, 11/12/04                                 3,710            3,710
Westdeutsche Landesbank N.Y.,
  1.84%, 10/1/04                                                     (h)1,854            1,854
----------------------------------------------------------------------------------------------
                                                                                       111,989
==============================================================================================

                                                                       SHARES
----------------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
JPMorgan Securities Lending Collateral
  Investment Fund                                                     563,560              564
----------------------------------------------------------------------------------------------

                                                                         FACE
                                                                       AMOUNT            VALUE
                                                                        (000)            (000)
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.3%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $41,338                                     $    (f)41,336   $       41,336
----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $153,889)                                         153,889
==============================================================================================
TOTAL INVESTMENTS (108.3%) (COST $1,214,899)                                         1,361,180
==============================================================================================

(a)  Non-income producing security
(c)  All or a portion of security on loan at September 30, 2004.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(k) Security's issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note G)
ADR  American Depositary Receipt

STATEMENT OF ASSETS & LIABILITIES

                                                                       AMOUNT           AMOUNT
                                                                        (000)            (000)
----------------------------------------------------------------------------------------------
ASSETS (109.4%)
  Total Investments, at Value (cost
    $1,214,899)-- including $110,263
    Securities Loaned                                          $    1,361,180
  Cash                                                                    219
  Receivable for Investments Sold                                       9,116
  Receivable for Portfolio Shares Sold                                  2,494
  Dividends Receivable                                                  2,176
  Interest Receivable                                                       2
  Other                                                                    49   $    1,375,236
----------------------------------------------------------------------------------------------
LIABILITIES (-9.4%)
  Collateral on Securities Loaned, at Value                          (112,553)
  Payable for Investments Purchased                                    (2,755)
  Payable for Investment Advisory Fees                                 (1,511)
  Payable for Portfolio Shares Redeemed                                  (585)
  Payable for Distribution Fees --
    Adviser Class                                                        (187)
  Payable for Administrative Fees                                         (97)
  Payable for Trustees' Fees and Expenses                                 (28)
  Payable for Custodian Fees                                              (10)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                       (5)
  Other Liabilities                                                       (87)        (117,818)
----------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                               $    1,257,418
==============================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

VALUE PORTFOLIO

                                                                       AMOUNT
                                                                        (000)
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                $    1,174,578
Undistributed (Distributions in Excess of) Net
  Investment Income                                                     4,859
Accumulated Net Realized Gain (Loss)                                  (68,300)
Unrealized Appreciation (Depreciation) on Investments                 146,281
-----------------------------------------------------------------------------
NET ASSETS                                                     $    1,257,418
=============================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                     $      275,494
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 16,757,269 outstanding shares of beneficial
    interest (unlimited authorization, no par value)           $        16.44
=============================================================================
INVESTMENT CLASS:
NET ASSETS                                                     $       38,742
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 2,353,223 outstanding shares of beneficial
    interest (unlimited authorization, no par value)           $        16.46
=============================================================================
ADVISER CLASS:
NET ASSETS                                                     $      943,182
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 57,435,862 outstanding shares of beneficial
    interest (unlimited authorization, no par value)           $        16.42
=============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2004

                                                                                     MID CAP     U.S. MID   U.S. SMALL
                                                                         EQUITY       GROWTH    CAP VALUE    CAP VALUE        VALUE
                                                                      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                          (000)        (000)        (000)        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+:
  Dividends                                                           $   3,352   $    4,544   $    4,831   $    5,450   $   27,711
  Interest                                                                   87          328          845          356          515
-----------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                               3,439        4,872        5,676        5,806       28,226
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees (Note B)                                         842        6,105        2,898        4,026        5,942
  Administration Fees (Note C)                                              153        1,073          348          475        1,040
  Custodian Fees (Note E)                                                    28           93           50           67           84
  Shareholder Reporting Fees                                                 17          198           69           99          213
  Professional Fees                                                          30           56           34           40           65
  Shareholder Servicing Fees -- Investment Class Shares (Note D)             --           --           20           --           50
  Distribution Fees -- Adviser Class Shares (Note D)                          1        1,612          168          166        2,033
  Trustees' Fees and Expenses                                                 5           27           13           14           24
  Other Expenses                                                             36          140           56           82          105
-----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                        1,112        9,304        3,656        4,969        9,556
-----------------------------------------------------------------------------------------------------------------------------------
  Expense Offset (Note E)                                                    --#          --#          (3)          --#          --#
    Net Expenses                                                          1,112        9,304        3,653        4,969        9,556
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                              2,327       (4,432)       2,023          837       18,670
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
  Investments Sold                                                       18,041      218,935      120,265      161,257      206,865
  Futures Contracts                                                          --           --           --          188           --
-----------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                             18,041      218,935      120,265      161,445      206,865
-----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments                                                             5,957           (4)     (50,029)     (47,131)      (4,617)
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change
  in Unrealized Appreciation (Depreciation)                              23,998      218,931       70,236      114,314      202,248
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations   $  26,325   $  214,499   $   72,259   $  115,151   $  220,918
===================================================================================================================================

+ Net of $7, $50, $4, $5 and $0 withholding tax for Equity Portfolio, Mid Cap Growth Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio, respectively.
#  Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   EQUITY                    MID CAP GROWTH
                                                                                  PORTFOLIO                     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                        SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                                                 2004           2003           2004           2003
                                                                                (000)          (000)          (000)          (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                          $       2,327  $       2,366  $      (4,432) $      (4,357)
  Net Realized Gain (Loss)                                                     18,041          8,131        218,935         45,464
  Net Change in Unrealized Appreciation (Depreciation)                          5,957         29,663             (4)       203,522
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations              26,325         40,160        214,499        244,629
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                        (2,001)        (2,539)            --             --
  ADVISER CLASS:
  Net Investment Income                                                            (4)            (7)            --             --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                          (2,005)        (2,546)            --             --
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                                   46,331         36,506        250,613        223,058
  Distributions Reinvested                                                      1,987          2,449             --             --
  Redeemed                                                                    (40,435)       (97,710)      (326,076)      (229,215)
  ADVISER CLASS:
  Subscribed                                                                       71            148        215,285        187,568
  Distributions Reinvested                                                          4              7             --             --
  Redeemed                                                                       (880)          (198)      (128,115)      (159,693)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Capital Share
    Transactions                                                                7,078        (58,798)        11,707         21,718
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                      31,398        (21,184)       226,206        266,347
NET ASSETS:
  Beginning of Period                                                         151,115        172,299      1,091,331        824,984
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                         $     182,513  $     151,115  $   1,317,537  $   1,091,331
===================================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment Income
    Included in End of Period Net Assets                                $         757  $         435  $          --  $          --
  Accumulated Net Investment Loss Included in End of Period Net Assets             --             --            (28)           (92)
===================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                           4,613          5,053         14,307         18,366
    Shares Issued on Distributions Reinvested                                     201            316             --             --
    Shares Redeemed                                                            (4,095)       (12,370)       (18,775)       (19,735)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding             719         (7,001)        (4,468)        (1,369)
===================================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                               7             18         12,502         14,498
    Shares Issued on Distributions Reinvested                                      --#             1             --             --
    Shares Redeemed                                                               (84)           (26)        (7,465)       (13,076)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding                   (77)            (7)         5,037          1,422
===================================================================================================================================

#  Amount is less than $500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                 U.S. MID CAP VALUE          U.S. SMALL CAP VALUE                 VALUE
                                                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 SEPTEMBER     SEPTEMBER     SEPTEMBER     SEPTEMBER     SEPTEMBER     SEPTEMBER
                                                       30,           30,           30,           30,           30,           30,
                                                      2004          2003          2004          2003          2004          2003
                                                     (000)         (000)         (000)         (000)         (000)         (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                 $     2,023   $       513   $       837   $     1,091   $    18,670   $    13,955
  Net Realized Gain (Loss)                         120,265      (124,379)      161,445        (6,033)      206,865      (126,760)
  Net Change in Unrealized Appreciation
    (Depreciation)                                 (50,029)      303,118       (47,131)      151,629        (4,617)      355,321
--------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       72,259       179,252       115,151       146,687       220,918       242,516
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                               (873)           --          (821)       (2,280)       (5,881)       (7,260)
  INVESTMENT CLASS:
  Net Investment Income                                (12)           --            --            --          (475)         (310)
  ADVISER CLASS:
  Net Investment Income                                (10)           --            --           (59)      (11,043)       (6,551)
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (895)           --          (821)       (2,339)      (17,399)      (14,121)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                       106,789       225,748       151,827       221,655        76,613        98,739
  Issued on Portfolio Merger                            --            --        57,922            --            --            --
  Distributions Reinvested                             852            --           738         1,807         5,517         7,030
  Redeemed                                        (359,368)     (605,222)     (464,461)     (406,455)     (234,798)     (307,494)
  INVESTMENT CLASS:
  Subscribed                                         2,884         4,769            --            --        19,094        13,267
  Distributions Reinvested                              12            --            --            --           474           306
  Redeemed                                          (9,077)      (31,125)           --            --       (12,518)      (12,039)
  ADVISER CLASS:
  Subscribed                                        22,406        32,702        25,773        20,461       321,821       197,545
  Distributions Reinvested                              11            --            --            59        11,032         6,537
  Redeemed                                         (64,465)      (71,772)      (81,712)      (21,631)     (145,371)     (231,355)
--------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Capital Share Transactions     (299,956)     (444,900)     (309,913)     (184,104)       41,864      (227,464)
--------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets         (228,592)     (265,648)     (195,583)      (39,756)      245,383           931
NET ASSETS:
  Beginning of Period                              539,512       805,160       601,011       640,767     1,012,035     1,011,104
--------------------------------------------------------------------------------------------------------------------------------
  End of Period                                $   310,920   $   539,512   $   405,428   $   601,011   $ 1,257,418   $ 1,012,035
================================================================================================================================
  Undistributed (Distributions in Excess of)
    Net Investment Income Included in End of
    Period Net Assets                          $       865   $       480   $       403   $       659   $     4,859   $     3,588
================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                5,283        16,066         7,252        14,780         4,857         8,562
    Shares Issued on Portfolio Merger                   --            --         2,741            --            --            --
    Shares Issued on Distributions Reinvested           42            --            36           122           364           621
    Shares Redeemed                                (18,097)      (41,444)      (22,333)      (27,334)      (15,131)      (25,423)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
      Class Shares Outstanding                     (12,772)      (25,378)      (12,304)      (12,432)       (9,910)      (16,240)
================================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                  141           313            --            --         1,214         1,058
    Shares Issued on Distributions Reinvested            1            --            --            --            31            26
    Shares Redeemed                                   (443)       (2,053)           --            --          (809)         (991)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment
      Class Shares Outstanding                        (301)       (1,740)           --            --           436            93
================================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                1,117         2,114         1,258         1,265        20,409        15,648
    Shares Issued on Distributions Reinvested            1            --            --             4           719           570
    Shares Redeemed                                 (3,201)       (4,799)       (3,789)       (1,432)       (9,379)      (20,819)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class
      Shares Outstanding                            (2,083)       (2,685)       (2,531)         (163)       11,749        (4,601)
================================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

EQUITY PORTFOLIO

                                                                                    INSTITUTIONAL CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     8.90   $     7.18   $     9.75   $      17.28   $      19.82
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.14+        0.11+        0.08+          0.09+          0.05+
  Net Realized and Unrealized Gain (Loss) on Investments           1.44         1.72        (2.57)         (4.78)          3.53
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               1.58         1.83        (2.49)         (4.69)          3.58
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.12)       (0.11)       (0.08)         (0.09)         (0.05)
  Net Realized Gain                                                  --           --           --          (2.75)         (6.07)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.12)       (0.11)       (0.08)         (2.84)         (6.12)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    10.36   $     8.90   $     7.18   $       9.75   $      17.28
===============================================================================================================================
TOTAL RETURN                                                      17.83%       25.78%      (25.71)%       (30.58)%        19.83%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $  182,508   $  150,432   $  171,698   $    403,062   $    615,078
Ratio of Expenses to Average Net Assets (1)                        0.66%        0.63%        0.66%          0.62%          0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets        1.38%        1.35%        0.78%          0.71%          0.27%
Portfolio Turnover Rate                                             113%          59%          93%           160%           211%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.66%        0.62%        0.66%          0.62%          0.61%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                        ADVISER CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     8.88   $     7.17   $     9.71   $      17.24   $      19.79
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.10+        0.09+        0.05+          0.06+          0.01+
  Net Realized and Unrealized Gain (Loss) on Investments           1.45         1.71        (2.55)         (4.78)          3.53
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               1.55         1.80        (2.50)         (4.72)          3.54
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.10)       (0.09)       (0.04)         (0.06)         (0.02)
  Net Realized Gain                                                  --           --           --          (2.75)         (6.07)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.10)       (0.09)       (0.04)         (2.81)         (6.09)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    10.33   $     8.88   $     7.17   $       9.71   $      17.24
===============================================================================================================================
TOTAL RETURN                                                      17.49%       25.35%      (25.83)%       (30.81)%        19.58%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $        5   $      683   $      601   $      1,063   $      5,039
Ratio of Expenses to Average Net Assets (2)                        0.91%        0.88%        0.91%          0.86%          0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets        1.13%        1.10%        0.53%          0.48%          0.04%
Portfolio Turnover Rate                                             113%          59%          93%           160%           211%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.91%        0.87%        0.91%          0.86%          0.86%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

MID CAP GROWTH PORTFOLIO

                                                                                    INSTITUTIONAL CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    15.42   $    11.65   $    14.80   $      35.15   $      25.77
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                    (0.04)+      (0.05)+      (0.05)+        (0.05)         (0.06)
  Net Realized and Unrealized Gain (Loss) on Investments           3.14         3.82        (3.10)        (16.44)         13.71
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               3.10         3.77        (3.15)        (16.49)         13.65
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                  --           --           --          (3.86)         (4.27)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    18.52   $    15.42   $    11.65   $      14.80   $      35.15
===============================================================================================================================
TOTAL RETURN                                                      20.10%       32.36%      (21.28)%       (50.80)%        56.60%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $  589,479   $  559,760   $  438,778   $  1,063,186   $  2,109,750
Ratio of Expenses to Average Net Assets (1)                        0.63%        0.64%        0.65%          0.61%          0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets       (0.23)%      (0.37)%      (0.35)%        (0.25)%        (0.21)%
Portfolio Turnover Rate                                             147%         180%         221%           145%           169%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.63%        0.63%        0.64%          0.60%          0.61%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                       ADVISER CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    15.13   $    11.45   $    14.59   $      34.79   $      25.59
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                    (0.08)+      (0.08)+      (0.09)+        (0.10)         (0.09)
  Net Realized and Unrealized Gain (Loss) on Investments           3.07         3.76        (3.05)        (16.24)         13.56
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               2.99         3.68        (3.14)        (16.34)         13.47
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                  --           --           --          (3.86)         (4.27)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    18.12   $    15.13   $    11.45   $      14.59   $      34.79
===============================================================================================================================
TOTAL RETURN                                                      19.76%       32.14%      (21.52)%       (50.91)%        56.24%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $  728,058   $  531,571   $  386,206   $    656,786   $    979,694
Ratio of Expenses to Average Net Assets (2)                        0.88%        0.89%        0.90%          0.86%          0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets       (0.48)%      (0.62)%      (0.60)%        (0.50)%        (0.46)%
Portfolio Turnover Rate                                             147%         180%         221%           145%           169%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.88%        0.88%        0.89%          0.85%          0.86%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

U.S. MID CAP VALUE PORTFOLIO

                                                                                    INSTITUTIONAL CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    18.07   $    13.50   $    16.91   $      25.07   $      21.88
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.12+        0.02+       (0.01)+         0.05+          0.06+
  Net Realized and Unrealized Gain (Loss) on Investments           2.99         4.55        (3.38)         (4.91)          5.78
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               3.11         4.57        (3.39)         (4.86)          5.84
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.05)          --        (0.02)         (0.08)         (0.08)
  Net Realized Gain                                                  --           --           --          (3.22)         (2.57)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.05)          --        (0.02)         (3.30)         (2.65)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    21.13   $    18.07   $    13.50   $      16.91   $      25.07
===============================================================================================================================
TOTAL RETURN                                                      17.23%       33.85%      (20.09)%       (21.23)%        29.48%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $  246,694   $  441,775   $  672,507   $  1,096,021   $  1,374,275
Ratio of Expenses to Average Net Assets (1)                        0.90%        0.88%        0.89%          0.86%          0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets        0.57%        0.13%       (0.05)%         0.22%          0.28%
Portfolio Turnover Rate                                             146%         138%         145%           176%           226%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.90%        0.87%        0.89%          0.85%          0.85%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                      INVESTMENT CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    17.95   $    13.43   $    16.83   $      24.97   $      21.80
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.08+       (0.01)+      (0.03)+         0.01+          0.03+
  Net Realized and Unrealized Gain (Loss) on Investments           2.99         4.53        (3.37)         (4.88)          5.75
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               3.07         4.52        (3.40)         (4.87)          5.78
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.02)          --           --          (0.05)         (0.04)
  Net Realized Gain                                                  --           --           --          (3.22)         (2.57)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.02)          --           --          (3.27)         (2.61)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    21.00   $    17.95   $    13.43   $      16.83   $      24.97
===============================================================================================================================
TOTAL RETURN                                                      17.09%       33.66%      (20.20)%       (21.36)%        29.25%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $    8,886   $   13,004   $   33,100   $     46,063   $     29,593
Ratio of Expenses to Average Net Assets (2)                        1.05%        1.03%        1.04%          1.01%          1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets        0.42%       (0.02)%      (0.20)%         0.05%          0.14%
Portfolio Turnover Rate                                             146%         138%         145%           176%           226%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             1.05%        1.02%        1.04%          1.00%          1.00%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

U.S. MID CAP VALUE PORTFOLIO

                                                                                       ADVISER CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    17.95   $    13.44   $    16.87   $      25.02   $      21.86
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.07+       (0.02)+      (0.05)+        (0.01)+         0.01+
  Net Realized and Unrealized Gain (Loss) on Investments           2.97         4.53        (3.38)         (4.88)          5.76
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               3.04         4.51        (3.43)         (4.89)          5.77
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.00)#         --           --          (0.04)         (0.04)
  Net Realized Gain                                                  --           --           --          (3.22)         (2.57)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.00)#         --           --          (3.26)         (2.61)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    20.99   $    17.95   $    13.44   $      16.87   $      25.02
===============================================================================================================================
TOTAL RETURN                                                      16.95%       33.56%      (20.33)%       (21.40)%        29.12%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $   55,340   $   84,733   $   99,553   $    105,479   $     98,588
Ratio of Expenses to Average Net Assets (1)                        1.15%        1.13%        1.14%          1.11%          1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets        0.32%       (0.12)%      (0.30)%        (0.03)%         0.03%
Portfolio Turnover Rate                                             146%         138%         145%           176%           226%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             1.15%        1.12%        1.14%          1.10%          1.10%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.
#     Amount is less than $0.005.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

U.S. SMALL CAP VALUE PORTFOLIO

                                                                                    INSTITUTIONAL CLASS
                                                             ------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    18.19   $    14.04   $    15.16   $      21.18   $      18.62
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.04+        0.03+        0.06+          0.10+          0.09+
  Net Realized and Unrealized Gain (Loss) on Investments           4.06         4.18        (1.10)         (4.35)          4.01
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               4.10         4.21        (1.04)         (4.25)          4.10
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.03)       (0.06)       (0.05)         (0.07)         (0.14)
  Net Realized Gain                                                  --           --        (0.03)         (1.70)         (1.40)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.03)       (0.06)       (0.08)         (1.77)         (1.54)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    22.26   $    18.19   $    14.04   $      15.16   $      21.18
===============================================================================================================================
TOTAL RETURN                                                      22.57%       30.09%       (6.97)%       (21.25)%        23.11%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $  382,898   $  536,620   $  588,803   $  1,017,346   $  1,269,171
Ratio of Expenses to Average Net Assets (1)                        0.90%        0.89%        0.89%          0.86%          0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets        0.18%        0.21%        0.35%          0.52%          0.43%
Portfolio Turnover Rate                                             104%         159%         118%           157%           193%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.90%        0.89%        0.89%          0.86%          0.85%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                     ADVISER CLASS
                                                             ------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    18.16   $    14.01   $    15.13   $      21.15   $      18.62
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                    (0.02)+      (0.01)+       0.02+          0.05+          0.04+
  Net Realized and Unrealized Gain (Loss) on Investments           4.06         4.18        (1.11)         (4.34)          4.02
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               4.04         4.17        (1.09)         (4.29)          4.06
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                              --        (0.02)       (0.00)#        (0.03)         (0.13)
  Net Realized Gain                                                  --           --        (0.03)         (1.70)         (1.40)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                              --        (0.02)       (0.03)         (1.73)         (1.53)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    22.20   $    18.16   $    14.01   $      15.13   $      21.15
===============================================================================================================================
TOTAL RETURN                                                      22.30%       29.76%       (7.22)%       (21.46)%        22.83%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $   22,530   $   64,391   $   51,964   $     55,259   $     47,708
Ratio of Expenses to Average Net Assets (2)                        1.15%        1.14%        1.14%          1.11%          1.11%
Ratio of Net Investment Income (Loss) to Average Net Assets       (0.07)%      (0.04)%       0.10%          0.26%          0.18%
Portfolio Turnover Rate                                             104%         159%         118%           157%           193%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             1.15%        1.14%        1.14%          1.11%          1.10%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.
#     Amount is less than $0.005 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

VALUE PORTFOLIO

                                                                                     INSTITUTIONAL CLASS
                                                             ------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    13.64   $    10.65   $    13.80   $      12.86   $      13.59
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.27+        0.19+        0.16+          0.19+          0.16+
  Net Realized and Unrealized Gain (Loss) on Investments           2.79         2.99        (3.14)          0.93           0.95
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               3.06         3.18        (2.98)          1.12           1.11
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.26)       (0.19)       (0.17)         (0.18)         (0.18)
  Net Realized Gain                                                  --           --           --             --          (1.66)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.26)       (0.19)       (0.17)         (0.18)         (1.84)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    16.44   $    13.64   $    10.65   $      13.80   $      12.86
===============================================================================================================================
TOTAL RETURN                                                      22.56%       30.19%      (21.93)%         8.68%          9.67%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $  275,494   $  363,636   $  456,996   $    656,007   $    690,859
Ratio of Expenses to Average Net Assets (1)                        0.63%        0.63%        0.64%          0.62%          0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets        1.75%        1.57%        1.09%          1.26%          1.32%
Portfolio Turnover Rate                                              95%          65%          42%            38%            50%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.63%        0.62%        0.64%          0.61%          0.60%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                      INVESTMENT CLASS
                                                             ------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    13.65   $    10.65   $    13.80   $      12.86   $      13.58
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.25+        0.17+        0.14+          0.16+          0.15+
  Net Realized and Unrealized Gain (Loss) on Investments           2.79         3.00        (3.15)          0.93           0.94
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               3.04         3.17        (3.01)          1.09           1.09
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.23)       (0.17)       (0.14)         (0.15)         (0.15)
  Net Realized Gain                                                  --           --           --             --          (1.66)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.23)       (0.17)       (0.14)         (0.15)         (1.81)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    16.46   $    13.65   $    10.65   $      13.80   $      12.86
===============================================================================================================================
TOTAL RETURN                                                      22.37%       30.06%      (22.06)%         8.46%          9.50%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $   38,742   $   26,169   $   19,440   $     19,552   $      4,069
Ratio of Expenses to Average Net Assets (2)                        0.78%        0.78%        0.79%          0.77%          0.76%
Ratio of Net Investment Income (Loss) to Average Net Assets        1.60%        1.42%        0.94%          1.08%          1.19%
Portfolio Turnover Rate                                              95%          65%          42%            38%            50%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.78%        0.77%        0.79%          0.76%          0.75%
-------------------------------------------------------------------------------------------------------------------------------

+   Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

VALUE PORTFOLIO

                                                                                        ADVISER CLASS
                                                             ------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004         2003         2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                           $    13.62   $    10.63   $    13.78   $      12.83   $      13.57
===============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD
  Income (Loss) from Investment Operations                         0.23+        0.16+        0.12+          0.15+          0.13+
  Net Investment Income (Loss)                                     2.79         2.99        (3.14)          0.94           0.94
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               3.02         3.15        (3.02)          1.09           1.07
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.22)       (0.16)       (0.13)         (0.14)         (0.15)
  Net Realized Gain                                                  --           --           --             --          (1.66)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.22)       (0.16)       (0.13)         (0.14)         (1.81)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    16.42   $    13.62   $    10.63   $      13.78   $      12.83
===============================================================================================================================
TOTAL RETURN                                                      22.28%       29.87%      (22.17)%         8.49%          9.31%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $  943,182   $  622,230   $  534,668   $    805,799   $    301,497
Ratio of Expenses to Average Net Assets (1)                        0.88%        0.88%        0.89%          0.87%          0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets        1.50%        1.32%        0.84%          0.99%          1.05%
Portfolio Turnover Rate                                              95%          65%          42%            38%            50%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets including
       Expense Offsets                                             0.88%        0.87%        0.89%          0.86%          0.85%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Equity, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, and Value Portfolios, all of which are considered diversified funds for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios are presented separately.

The Fund offers up to three different classes of shares for certain
Portfolios - Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D. The U.S. Small Cap Value Portfolio is authorized to issue unlimited shares per class but is currently closed to new accounts.

On June 14, 2004, the net assets of the Strategic Small Value Portfolio were merged into the U.S. Small Cap Value Portfolio's Institutional shares through a tax-free exchange. In exchange for the $57,922,000 in net assets received, including $3,215,000 in unrealized appreciation, 2,741,234 Institutional shares of the U.S. Small Cap Value Portfolio were issued. Prior to the combination, the net assets of the U.S. Small Cap Value Portfolio totaled $388,719,000. Immediately after the combination, the net assets of the U.S. Small Cap Value Portfolio totaled $446,641,000.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

   All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements discussed above.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

   A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth Portfolio) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

   The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

   Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEES. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investment Management Inc. ("MSIM", formerly Morgan Stanley Investments LP, or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. Effective November 1, 2004, the investment advisory fees of certain Portfolios were reduced as reflected in the following table.

                              ANNUAL
                          INVESTMENT              ANNUAL INVESTMENT
                            ADVISORY         ADVISORY FEE EFFECTIVE
PORTFOLIO                        FEE               NOVEMBER 1, 2004
-------------------------------------------------------------------
Equity                         0.500%     0.500% first $150 million
                                          0.450% next $100 million
                                          0.400% next $100 million
                                          0.350% over $350 million
Mid Cap Growth                 0.500%     0.500%
U.S. Mid Cap Value             0.750%     0.720% first $1 billion
                                          0.650% over $1 billion
U.S. Small Cap Value           0.750%     0.670% first $500 million
                                          0.645% next $500 million
                                          0.620% over $1 billion
Value                          0.500%     0.500% first $1 billion
                                          0.450% next $1 billion
                                          0.400% next $1 billion
                                          0.350% over $3 billion

C. ADMINISTRATION FEES. MSIM (the "Administrator") serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSIM receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets, plus reimbursement of out-of-pocket expenses. J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

Effective November 1, 2004, MSIM serves as Administrator to the Fund pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, the Administration Fee will remain the same while services covered by the Administration Fee will

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

change. Administration costs, (including out-of-pocket expenses incurred in the ordinary course of providing services under the Agreement, which were previously borne by the Fund), except pricing services and extraordinary expenses, will now be covered under the Administration Fee. Transfer Agency expenses will no longer be paid by MSIM, but will be borne by the Fund.

D. DISTRIBUTION AND SHAREHOLDER SERVICING FEES. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays a distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public.

E. CUSTODIAN FEES. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offset" on the Statements of Operations.

F. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the fiscal year ended September 30, 2004, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                   PURCHASES                 SALES
PORTFOLIO                              (000)                 (000)
------------------------------------------------------------------
Equity                          $    184,389          $    184,294
Mid Cap Growth                     1,794,928             1,755,925
U.S. Mid Cap Value                   554,340               856,483
U.S. Small Cap Value                 529,156               885,520
Value                              1,117,694             1,101,952

   For the fiscal year ended September 30, 2004, there were no purchases or sales of long-term U.S. government securities.

2. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2004, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/ dealer.

                                                            BROKER
                                                       COMMISSIONS
PORTFOLIO                                                    (000)
------------------------------------------------------------------
Equity                                                $          1
Mid Cap Growth                                                  55
U.S. Mid Cap Value                                              25
U.S. Small Cap Value                                           202
Value                                                            7

G. SECURITIES LENDING. Certain Portfolios may lend investment securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios' Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

securities and related collateral outstanding at September 30, 2004 are as follows:

                                    VALUE OF
                                      LOANED              VALUE OF
                                  SECURITIES            COLLATERAL
PORTFOLIO                              (000)                 (000)
------------------------------------------------------------------
Equity                          $      5,958          $      6,096
Value                                110,263               112,553

For the fiscal year ended September 30, 2004, the following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

                                                      NET INTEREST
                                                         EARNED BY
                                                         PORTFOLIO
PORTFOLIO                                                    (000)
------------------------------------------------------------------
Equity                                                $         25
Value                                                          146

H. FEDERAL INCOME TAXES. It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Dividends from net investment income, if any, are declared and paid quarterly for the Equity and Value Portfolios. The Mid Cap Growth, U.S. Mid Cap Value, and U.S. Small Cap Value Portfolios dividends are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2004 and 2003 were as follows:

                          2004 DISTRIBUTIONS    2003 DISTRIBUTIONS
                              PAID FROM:            PAID FROM:
                          ----------------------------------------
                                    ORDINARY              ORDINARY
                                      INCOME                INCOME
PORTFOLIO                              (000)                 (000)
------------------------------------------------------------------
Equity                          $      2,005          $      2,546
U.S. Mid Cap Value                       895                    --
U.S. Small Cap Value                     821                 2,339
Value                                 17,399                14,121

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities and futures, including Post October Losses. Permanent differences are generally due to REIT adjustments, net operating losses, litigation payments and distribution reclasses. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain
(loss) and paid-in capital.

At September 30, 2004, the components of distributable earnings on a tax basis were as follows:

                               UNDISTRIBUTED         UNDISTRIBUTED
                                    ORDINARY             LONG-TERM
                                      INCOME          CAPITAL GAIN
PORTFOLIO                              (000)                 (000)
------------------------------------------------------------------
Equity                          $        757          $         --
U.S. Mid Cap Value                       888                    --
U.S. Small Cap Value                     168                35,185
Value                                  4,859                    --

At September 30, 2004, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                                          NET
                                                                                 APPRECIATION
                                  COST      APPRECIATION      DEPRECIATION     (DEPRECIATION)
PORTFOLIO                        (000)             (000)             (000)              (000)
---------------------------------------------------------------------------------------------
Equity                 $       175,372   $        18,034   $        (5,476)   $        12,558
Mid Cap Growth               1,180,316           163,430           (29,150)           134,280
U.S. Mid Cap Value             278,734            38,626            (7,786)            30,840
U.S. Small Cap Value           398,330            53,004           (16,904)            36,100
Value                        1,222,159           160,435           (21,414)           139,021

At September 30, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                                 EXPIRATION DATE
                                                  SEPTEMBER 30,
                                                      (000)
                       ---------------------------------------------------------------------------------------
PORTFOLIO                         2009              2010              2011              2012             TOTAL
--------------------------------------------------------------------------------------------------------------
Equity                 $            --   $        65,772   $        32,106      $         --   $        97,878
Mid Cap Growth                      --           800,247           303,325                --         1,103,572
U.S. Mid Cap Value                  --            96,135           157,636                --           253,771
Value                               --                --            61,040                --            61,040

During the year ended September 30, 2004, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

                                                      CAPITAL LOSS
                                                      CARRYFORWARD
                                                          UTILIZED
PORTFOLIO                                                    (000)
------------------------------------------------------------------
Equity                                               $      14,850
Mid Cap Growth                                             216,782
U.S. Mid Cap Value                                           7,254
U.S. Small Cap Value                                       118,524
Value                                                      114,768

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

I. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. OTHER. At September 30, 2004, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                             PERCENTAGE
                                            OF OWNERSHIP
                               --------------------------------------
                               INSTITUTIONAL    INVESTMENT    ADVISER
PORTFOLIO                              CLASS         CLASS      CLASS
---------------------------------------------------------------------
Equity                                  51.2%           --%     100.0%
Mid Cap Growth                          41.5            --       78.6
U.S. Mid Cap Value                      32.2          98.1       72.3
U.S. Small Cap Value                    62.3            --       75.4
Value                                   46.2         100.0       98.3

2004 ANNUAL REPORT

September 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Fund Trust

We have audited the accompanying statements of assets and liabilities of the Equity Portfolio, Mid Cap Growth Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio (the "Funds") (five of the portfolios constituting Morgan Stanley Institutional Fund Trust) as of September 30, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors whose report, dated November 16, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the five aforementioned Funds of Morgan Stanley Institutional Fund Trust at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
November 10, 2004

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended September 30, 2004, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each applicable Portfolio were:

                    PORTFOLIO                                                             PERCENTAGE
                    --------------------------------------------------------------------------------
                    Equity                                                                     100.0%
                    U.S. Mid Cap Value                                                         100.0
                    U.S. Small Cap Value                                                        72.7
                    Value                                                                      100.0

For the year ended September 30, 2004, qualified dividend income for each applicable Portfolio totaled:

                                                                                          QUALIFYING
                                                                                            DIVIDEND
                                                                                              INCOME
                    PORTFOLIO                                                                  (000)
                    --------------------------------------------------------------------------------
                    Equity                                                                $    2,005
                    U.S. Mid Cap Value                                                           895
                    U.S. Small Cap Value                                                         821
                    Value                                                                     17,400

For the year ended September 30, 2004, the Portfolios earned no income from direct U.S. Treasury Obligations.

* The information reported in this notice may differ from the information shareholders receive for the calender year ending December 31, 2004. Amounts for the calender year ending December 31, 2004 will be provided with Form 1099-DIV to be mailed on or before January 31, 2005.

2004 ANNUAL REPORT

September 30, 2004

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN
                                              TERM OF OFFICE                                FUND COMPLEX
NAME, AGE AND ADDRESS OF    POSITION(S) HELD  AND LENGTH OF   PRINCIPAL OCCUPATION(S)       OVERSEEN BY    OTHER DIRECTORSHIPS
TRUSTEE                     WITH REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS           TRUSTEE**      HELD BY TRUSTEE
--------------------------  ----------------  --------------  ----------------------------  -------------  ----------------------
Michael Bozic (63)          Trustee           Trustee since   Private Investor; Director    208            Director of Weirton
Kramer Levin Naftalis &                       July 2003       or Trustee of the Retail                     Steel Corporation.
Frankel LLP                                                   Funds (since April 1994) and
Counsel to the Independent                                    the Institutional Funds
Directors                                                     (since July 2003); formerly
919 Third Avenue                                              Vice Chairman of Kmart
New York, NY 10022-3902                                       Corporation (December
                                                              1998-October 2000), Chairman
                                                              and Chief Executive Officer
                                                              of Levitz Furniture
                                                              Corporation (November
                                                              1995-November 1998) and
                                                              President and Chief
                                                              Executive Officer of Hills
                                                              Department Stores (May
                                                              1991-July 1995); formerly
                                                              variously Chairman, Chief
                                                              Executive Officer, President
                                                              and Chief Operating Officer
                                                              (1987-1991) of the Sears
                                                              Merchandise Group of Sears
                                                              Roebuck & Co.

Edwin J. Garn (71)          Trustee           Trustee since   Director or Trustee of the    208            Director of Franklin
Summit Ventures LLC                           July 2003       Retail Funds (since January                  Covey (time
1 Utah Center                                                 1993) and the Institutional                  management systems),
201 S. Main Street                                            Funds (since July 2003);                     BMW Bank of North
Salt Lake City, UT 84111-                                     member of the Utah Regional                  America, Inc.
2215                                                          Advisory Board of Pacific                    (industrial loan
                                                              Corp.; formerly United                       corporation), United
                                                              States Senator (R- Utah)                     Space Alliance (joint
                                                              (1974-1992) and Chairman,                    venture between
                                                              Senate Banking Committee                     Lockheed Martin and
                                                              (1980-1986), Mayor of Salt                   The Boeing Company)
                                                              Lake City, Utah (1971-1974),                 and Nuskin Asia
                                                              Astronaut, Space Shuttle                     Pacific (multilevel
                                                              Discovery (April 12-19,                      marketing); member of
                                                              1985), and Vice Chairman,                    the board of various
                                                              Huntsman Corporation                         civic and charitable
                                                              (chemical company).                          organizations.

Wayne E. Hedien (70)        Trustee           Trustee since   Retired; Director or          208            Director of the PMI
Kramer Levin Naftalis &                       July 2003       Trustee of the Retail Funds                  Group Inc. (private
Frankel LLP                                                   (since September 1997) and                   mortgage insurance);
Counsel to the                                                the Institutional Funds                      Trustee and Vice
Independent Directors                                         (since July 2003); formerly                  Chairman of the Field
919 Third Avenue                                              associated with the                          Museum of Natural
New York, NY 10022-3902                                       Allstate Companies                           History; director of
                                                              (1966-1994), most recently                   various other business
                                                              as Chairman of The Allstate                  and charitable
                                                              Corporation (March                           organizations.
                                                              1993-December 1994) and
                                                              Chairman and Chief
                                                              Executive Officer of its
                                                              wholly-owned subsidiary,
                                                              Allstate Insurance Company
                                                              (July 1989-December 1994).

Dr. Manuel H. Johnson (55)  Trustee           Trustee since   Senior Partner, Johnson       208            Director of NVR, Inc.
Johnson Smick Group, Inc.                     July 2003       Smick International, Inc.,                   (home construction);
2099 Pennsylvania Avenue,                                     a consulting firm; Chairman                  Chairman and Trustee
NW Suite 950                                                  of the Audit Committee and                   of the Financial
Washington, D.C. 20006                                        Director or Trustee of the                   Accounting Foundation
                                                              Retail Funds (since July                     (oversight
                                                              1991) and the Institutional                  organization of the
                                                              Funds (since July 2003);                     Financial Accounting
                                                              Co-Chairman and a founder                    Standards Board);
                                                              of the Group of Seven                        Director of RBS
                                                              Council (G7C), an                            Greenwich Capital
                                                              international economic                       Holdings (financial
                                                              commission; formerly Vice                    holdings company).
                                                              Chairman of the Board of
                                                              Governors of the Federal
                                                              Reserve System and
                                                              Assistant Secretary of the
                                                              U.S. Treasury.

Joseph J. Kearns (62)       Trustee           Trustee since   President, Kearns &           209            Director of Electro
PMB754                                        August 1994     Associates LLC (investment                   Rent Corporation
23852 Pacific Coast Highway                                   consulting); Deputy                          (equipment leasing),
Malibu, CA 90265                                              Chairman of the Audit                        The Ford Family
                                                              Committee and Director or                    Foundation and the
                                                              Trustee of the Retail Funds                  UCLA Foundation.
                                                              (since July 2003) and the
                                                              Institutional Funds (since
                                                              August 1994); previously
                                                              Chairman of the Audit
                                                              Committee of the
                                                              Institutional Funds
                                                              (October 2001- July 2003);
                                                              formerly CFO of the J. Paul
                                                              Getty Trust.

Michael Nugent (68)         Trustee           Trustee since   General Partner of            208            Director of various
Triumph Capital, L.P.                         July 2001       Triumph Capital, L.P., a                     business
445 Park Avenue, 10th Floor                                   private investment                           organizations.
New York, NY 10022                                            partnership; Chairman of
                                                              the Insurance Committee
                                                              and Director or Trustee
                                                              of the Retail Funds
                                                              (since July 1991) and
                                                              the Institutional Funds
                                                              (since July 2001);
                                                              formerly Vice President,
                                                              Bankers Trust Company
                                                              and BT Capital
                                                              Corporation (1984-1988).

Fergus Reid (72)            Trustee           Trustee since   Chairman of Lumelite          209            Trustee and Director
85 Charles Coleman Blvd.                      June 1992       Plastics Corporation;                        of certain investment
Pawling, NY 12564                                             Chairman of the Governance                   companies in the
                                                              Committee and Director or                    JPMorgan Funds
                                                              Trustee of the Retail Funds                  complex managed by JP
                                                              (since July 2003) and the                    Morgan Investment
                                                              Institutional Funds (since                   Management Inc.
                                                              June 1992).

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN
                                              TERM OF OFFICE                                FUND COMPLEX
NAME, AGE AND ADDRESS OF    POSITION(S) HELD  AND LENGTH OF   PRINCIPAL OCCUPATION(S)       OVERSEEN BY    OTHER DIRECTORSHIPS
TRUSTEE                     WITH REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS           TRUSTEE**      HELD BY TRUSTEE
--------------------------  ----------------  --------------  ----------------------------  -------------  ----------------------
Charles A. Fiumefreddo (71) Chairman and      Chairman and    Chairman and Director or      208            None
Morgan Stanley Trust        Trustee           Trustee since   Trustee of the Retail
Harborside Financial Center                   July 2003       Funds (since July 1991)
Plaza Two 3rd Floor                                           and the Institutional
Jersey City, NJ 07311                                         Funds (since July 2003);
                                                              formerly Chief Executive
                                                              Officer of the Retail
                                                              Funds (until September
                                                              2002).

James F. Higgins (56)       Trustee           Trustee since   Director or Trustee of the    208            Director of AXA
Morgan Stanley Trust                          July 2003       Retail Funds (since June                     Financial, Inc. and
Harborside Financial Center                                   2000) and the Institutional                  The Equitable Life
Plaza Two 2nd Floor                                           Funds (since July 2003);                     Assurance Society of
Jersey City, NJ 07311                                         Senior Advisor of Morgan                     the United States
                                                              Stanley (since August                        (financial services).
                                                              2000); Director of Morgan
                                                              Stanley Distributors Inc.
                                                              and Dean Witter Realty
                                                              Inc.; previously President
                                                              and Chief Operating Officer
                                                              of the Private Client Group
                                                              of Morgan Stanley (May
                                                              1999-August 2000), and
                                                              President and Chief
                                                              Operating Officer of
                                                              Individual Securities of
                                                              Morgan Stanley (February
                                                              1997-May 1999).

----------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investments LP ("MSI") that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. ("MSIM"), Morgan Stanley Investment Advisors Inc. ("MSIA") and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2004 ANNUAL REPORT

September 30, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

OFFICERS:

                                             POSITION(S)       TERM OF OFFICE
                                             HELD WITH         AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   REGISTRANT        TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------   ---------------   ---------------   -----------------------------------------------
Mitchell M. Merin (51)                       President         President since   President and Chief Operating Officer of
Morgan Stanley Investment Management Inc.                      July 2003         Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                           President, Director and Chief Executive
New York, NY 10020                                                               Officer of Morgan Stanley Investment
                                                                                 Advisors, Inc. and Morgan Stanley Services
                                                                                 Company Inc.; Chairman and Director of Morgan
                                                                                 Stanley Distributors Inc.; Chairman and
                                                                                 Director of Morgan Stanley Trust; Director of
                                                                                 various Morgan Stanley subsidiaries;
                                                                                 President of the Institutional Funds (since
                                                                                 July 2003) and President of the Retail Funds
                                                                                 (since May 1999); Trustee (since July 2003)
                                                                                 and President (since December 2002) of the
                                                                                 Van Kampen Closed-End Funds; Trustee (since
                                                                                 May 1999) and President (since October 2002)
                                                                                 of the Van Kampen Open-End Funds.

Ronald E. Robison (65)                       Executive         Executive Vice    Principal Executive Officer--Office of the
Morgan Stanley Investment Management Inc.    Vice President    President and     Funds (since November 2003); Managing
1221 Avenue of the Americas 34th Floor       and Principal     Principal         Director of Morgan Stanley & Co.
New York, NY 10020                           Executive         Executive         Incorporated; Managing Director of Morgan
                                             Officer           Officer since     Stanley; Managing Director, Chief
                                                               July 2003         Administrative Officer and Director of Morgan
                                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc.; Chief
                                                                                 Executive Officer and Director of Morgan
                                                                                 Stanley Trust; Managing Director and Director
                                                                                 of Morgan Stanley Distributors Inc.;
                                                                                 Executive Vice President and Principal
                                                                                 Executive Officer of the Retail Funds (since
                                                                                 April 2003) and the Institutional Funds
                                                                                 (since July 2003); previously President and
                                                                                 Director of the Institutional Funds (March
                                                                                 2001 - July 2003) and Chief Global Operations
                                                                                 Officer and Managing Director of Morgan
                                                                                 Stanley Investment Management Inc.

Joseph J. McAlinden (61)                     Vice President    Vice President    Managing Director and Chief Investment
Morgan Stanley Investment Management Inc.                      since             Officer of Morgan Stanley Investment Advisors
1221 Avenue of the Americas 33rd Floor                         July 2003         Inc. and Morgan Stanley Investment Management
New York, NY 10020                                                               Inc.; Director of Morgan Stanley Trust; Chief
                                                                                 Investment Officer of the Van Kampen Funds;
                                                                                 Vice President of the Institutional Funds
                                                                                 (since July 2003) and the Retail Funds (since
                                                                                 July 1995).

Barry Fink (49)                              Vice President    Vice President    General Counsel (since May 2000) and Managing
Morgan Stanley Investment Management Inc.                      since             Director (since December 2000) of Morgan
1221 Avenue of the Americas 22nd Floor                         July 2003         Stanley Investment Management; Managing
New York, NY 10020                                                               Director (since December 2000), Secretary
                                                                                 (since February 1997) and Director (since
                                                                                 July 1998) of Morgan Stanley Investment
                                                                                 Advisors Inc. and Morgan Stanley Services
                                                                                 Company Inc.; Vice President and General
                                                                                 Counsel of the Retail Funds; Assistant
                                                                                 Secretary of Morgan Stanley DW Inc.; Vice
                                                                                 President of the Institutional Funds (since
                                                                                 July 2003); Managing Director, Secretary and
                                                                                 Director of Morgan Stanley Distributors Inc.;
                                                                                 previously Secretary of the Retail Funds
                                                                                 (February 1997- July 2003) and Vice President
                                                                                 and Assistant General Counsel of Morgan
                                                                                 Stanley Investment Advisors Inc. and Morgan
                                                                                 Stanley Services Company Inc. (February 1997-
                                                                                 December 2001).

Amy R. Doberman (42)                         Vice President    Vice President    Managing Director and General Counsel - U.S.
Morgan Stanley Investment Management Inc.                      since             Investment Management; Managing Director of
1221 Avenue of the Americas 22nd Floor                         July 2004         the Investment Manager and Morgan Stanley
New York, NY 10020                                                               Investment Advisor Inc.; Vice President of
                                                                                 the Institutional and Retail Funds (since
                                                                                 July 2004); previously, Managing Director and
                                                                                 General Counsel - Americas, UBS Global Asset
                                                                                 Management (July 2000-July 2004) and General
                                                                                 Counsel, Aeltus Investment Management, Inc.
                                                                                 (January 1997-July 2000).

Stefanie V. Chang (37)                       Vice President    Vice President    Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      since             Incorporated, Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                         December 1997     Management Inc. and Morgan Stanley Investment
New York, NY 10020                                                               Advisors Inc.; Vice President of the
                                                                                 Institutional Funds (since December 1997) and
                                                                                 the Retail Funds (since July 2003); formerly
                                                                                 practiced law with the New York law firm of
                                                                                 Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (35)                        Treasurer and     Treasurer since   Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial   February 2002     Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Officer           CFO since July    Management Inc.; Treasurer and Chief
New York, NY 10020                                             2003              Financial Officer of the Institutional Funds;
                                                                                 previously with PriceWaterhouse LLP (now
                                                                                 PricewaterhouseCoopers LLP).

Michael J. Leary (38)                        Assistant         Assistant         Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer         Treasurer since   Administration, J.P. Morgan Investor Services
73 Tremont Street                                              March 2003        Co. (formerly Chase Global Funds Services
Boston, MA 02108                                                                 Company); formerly Audit Manager at Ernst &
                                                                                 Young LLP.

Mary E. Mullin (37)                          Secretary         Secretary         Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      since             Incorporated, Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                         June 1999         Management Inc. and Morgan Stanley Investment
New York, NY 10020                                                               Advisors Inc.; Secretary of the Institutional
                                                                                 Funds (since June 1999) and the Retail Funds
                                                                                 (since July 2003); formerly practiced law
                                                                                 with the New York law firms of McDermott,
                                                                                 Will & Emery and Skadden, Arps, Slate,
                                                                                 Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020


DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017


LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, NY 10166


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


REPORTING TO SHAREHOLDERS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
Investment Adviser: (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2004 Morgan Stanley


[MORGAN STANLEY LOGO]                                              934-EQAR-1104

2004 ANNUAL REPORT

SEPTEMBER 30, 2004

[MORGAN STANLEY LOGO]


MORGAN STANLEY INSTITUTIONAL FUND TRUST


FIXED INCOME PORTFOLIOS

CORE PLUS FIXED INCOME
INVESTMENT GRADE FIXED INCOME
U.S. CORE FIXED INCOME
HIGH YIELD
INTERMEDIATE DURATION
INTERNATIONAL FIXED INCOME
LIMITED DURATION
MUNICIPAL


BALANCED PORTFOLIO

BALANCED

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                                           2

INVESTMENT OVERVIEWS, PORTFOLIOS OF INVESTMENTS AND STATEMENTS OF ASSETS &
  LIABILITIES

Core Fixed Income Distinguishing Characteristics and General Strategy          3

FIXED INCOME PORTFOLIOS:

Core Plus Fixed Income                                                         3
Investment Grade Fixed Income                                                 15
U.S. Core Fixed Income                                                        25
High Yield                                                                    34
Intermediate Duration                                                         44
International Fixed Income                                                    53
Limited Duration                                                              59
Municipal                                                                     68

BALANCED PORTFOLIO:

Balanced                                                                      78
STATEMENTS OF OPERATIONS                                                      93
STATEMENTS OF CHANGES IN NET ASSETS                                           95
STATEMENTS OF CASH FLOWS                                                     100
FINANCIAL HIGHLIGHTS                                                         102
NOTES TO FINANCIAL STATEMENTS                                                114
REPORT OF INDEPENDENT REGISTERED PUBLIC
   ACCOUNTING FIRM                                                           126
FEDERAL INCOME TAX INFORMATION                                               127
TRUSTEE AND OFFICER INFORMATION                                              128

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE MORGAN STANLEY INSTITUTIONAL FUND TRUST. TO RECEIVE A PROSPECTUS AND/OR SAI, WHICH CONTAINS MORE COMPLETE INFORMATION SUCH AS INVESTMENT OBJECTIVES, CHARGES, EXPENSES, POLICIES FOR VOTING PROXIES, RISK CONSIDERATIONS, AND DESCRIBES IN DETAIL EACH OF THE PORTFOLIO'S INVESTMENT POLICIES TO THE PROSPECTIVE INVESTOR, PLEASE CALL 1 (800) 354-8185. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. ADDITIONALLY, YOU CAN ACCESS PORTFOLIO INFORMATION INCLUDING PERFORMANCE, CHARACTERISTICS, AND INVESTMENT TEAM COMMENTARY THROUGH MORGAN STANLEY INVESTMENT MANAGEMENT'S
WEBSITE: www.morganstanley.com\im.

2004 ANNUAL REPORT

September 30, 2004

SHAREHOLDER'S LETTER

Dear Shareholders:

We are pleased to present to you the Fund's Annual Report for the year ended September 30, 2004. Our Fund currently consists of 17 portfolios, providing investors with a broad array of equity, fixed-income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).


New Developments:

Effective November 1, 2004, the Board of Trustees (the "Board") of the Fund approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management ("MSIM") to reduce the fee payable by the following Portfolios - Equity Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio, Core Plus Fixed Income Portfolio, and High Yield Portfolio. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. ("JPMIS") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMIS.


Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

October 2004

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

CORE FIXED-INCOME PORTFOLIOS: DISTINGUISHING CHARACTERISTICS AND GENERAL
STRATEGY

- CORE PLUS FIXED INCOME PORTFOLIO

- INVESTMENT GRADE FIXED INCOME PORTFOLIO

- U.S. CORE FIXED INCOME PORTFOLIO

The MSIF Trust core fixed-income portfolios invest in a broad array of fixed-income securities -- including U.S. Treasury and Agency securities, corporate obligations, mortgage-backed issues, and, where permitted, non-dollar bonds -- while maintaining a high overall credit quality. To meet the various needs of different core fixed-income investors, MSIF Trust offers three different core fixed-income mutual funds -- all of which are actively managed by Morgan Stanley Investment Management's fixed-income team.

The CORE PLUS FIXED INCOME PORTFOLIO is the flagship offering of the MSIF Trust core fixed-income portfolios, and is structured to take full advantage of the Advisor's core fixed-income capabilities. The INVESTMENT GRADE FIXED INCOME PORTFOLIO invests only in fixed-income securities with credit-quality ratings of BBB or better, while the U.S. CORE FIXED INCOME PORTFOLIO invests only in dollar-denominated fixed-income securities issued by domestic entities with a credit-quality rating of BBB or better.

Morgan Stanley Investment Management's core fixed-income strategies have three major objectives. The first is to provide investors with a positive real return -- a total return including income and capital gains that is greater than the rate of inflation. The second is to help diversify equity-oriented strategies in other areas of clients' investment programs. The third is to provide a hedge against a severe economic contraction. To provide this hedge, each Portfolio maintains a high average credit quality and an emphasis on non-callable, prepayment-protected securities. This approach positions each Portfolio to perform well when other market sectors experience poor returns. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE DISCUSSION:

Absolute net-of-fees returns for the Institutional Class of shares were as follows: for the CORE PLUS FIXED INCOME PORTFOLIO, 4.80%, for the INVESTMENT GRADE FIXED INCOME PORTFOLIO, 4.36%; and for the U.S. CORE FIXED INCOME PORTFOLIO, 4.33%. All three funds use the same benchmark, the Citigroup US Broad Investment Grade Bond Index, which returned 3.81% during the period.

CORE PLUS FIXED INCOME PORTFOLIO

FACTORS AFFECTING PERFORMANCE

   - Economic data improved over the course of the twelve-month period, with strong employment gains posted in the first half of the calendar year. The Federal Reserve increased official short-term interest rates three times during 2004. Short- and intermediate-maturity U.S. Treasury yields rose sharply, while most corporate and mortgage yield spreads tended to narrow.

   - The Portfolio's emphasis on higher-coupon mortgage securities had a highly favorable effect on relative performance during the fiscal year, as did excellent security selection decisions within the credit area. The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period, as the yield sacrificed to maintain this position offset the benefit of rising interest rates.

   - The Portfolio's underweight in Agency debentures, opportunistic holdings of non-dollar issues, and use of swap transactions did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

   - Higher-coupon mortgages continue to offer the best relative value in the mortgage sector, and represent the bulk of the Portfolio's overweight in this area. As has been the case, prices and yields of these securities continue to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

   - In response to narrowing yield spreads, the Portfolio has a smaller emphasis on credit risk (i.e. exposure to corporate bonds) today relative to a year ago. It now maintains a sensitivity to credit yield spreads near that of the benchmark, with an overweight in medium-quality credits (e.g., industrial, lodging & leisure, and paper companies) and an underweight in higher-quality credits (e.g., banks and brokerage firms) where the majority of the yield spread represents mere compensation for liquidity risk. Opportunistic exposure to below-investment grade issues is near 5% of the Portfolio, which represents a modest increase relative to a year ago given the ability to identify better values among medium-quality credits - including those just below the investment-grade category.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

   - A defensive, below-Index IRS posture remains warranted to preserve capital. The bulk of the underweight is in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast. The below-Index IRS position represents the most attractive relative value opportunity within the Portfolio at this time.

   - We believe that most high-quality non-Treasury sectors do not offer sufficient value; as such, the Portfolio maintains a large underweight in Agency debentures.

   - The Portfolio is paying fixed rates on interest-rate swaps and receiving variable rates from highly-rated counterparties; we believe this strategy will benefit in an environment where liquidity spreads widen, which is most likely as the Federal reserve withdraws additional liquidity from the banking system.

   - Opportunistic holdings of selected euro-zone corporate and sovereign non-dollar issues comprise less than 1% of the Portfolio, and remain currency-hedged to the U.S. dollar.

[CHART]

         COMPARISION OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

            CORE PLUS FIXED INCOME PORTFOLIO -    CITIGROUP U.S. BROAD    LIPPER BBB RATED CORPORATE
                    INSTITUTIONAL CLASS          INVESTMENT GRADE INDEX        DEBT FUNDS INDEX
"1994"                  5,000,000                       5,000,000                  5,000,000
"1995"                  5,710,092                       5,702,433                  5,734,265
"1996"                  6,145,549                       5,984,002                  6,036,438
"1997"                  6,850,363                       6,565,545                  6,726,861
"1998"                  7,391,391                       7,318,462                  7,254,146
"1999"                  7,415,561                       7,298,643                  7,213,291
"2000"                  7,936,363                       7,803,184                  7,595,018
"2001"                  8,947,225                       8,820,633                  8,312,224
"2002"                  9,510,999                       9,560,843                  8,718,259
"2003"                 10,104,485                      10,085,733                  9,691,365
"2004"                 10,589,500                      10,470,000                 10,200,307

                                            FISCAL YEAR ENDED SEPTEMBER 30
[CHART]

         COMPARISION OF THE CHANGE IN VALUE OF A $1 MILLION* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

            CORE PLUS FIXED INCOME PORTFOLIO -    CITIGROUP U.S. BROAD     LIPPER BBB RATED CORPORATE
                    INVESTMENT CLASS             INVESTMENT GRADE INDEX         DEBT FUNDS INDEX
  "**"                 1,000,000                        1,000,000                    1,000,000
"1997"                 1,100,598                        1,087,335                    1,088,255
"1998"                 1,185,564                        1,212,027                    1,173,558
"1999"                 1,188,409                        1,208,745                    1,166,948
"2000"                 1,269,696                        1,292,303                    1,228,703
"2001"                 1,429,551                        1,460,805                    1,344,731
"2002"                 1,516,468                        1,583,393                    1,410,418
"2003"                 1,608,517                        1,670,321                    1,567,845
"2004"                 1,684,600                        1,733,960                    1,650,180

                                            FISCAL YEAR ENDED SEPTEMBER 30
[CHART]

          COMPARISION OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

            CORE PLUS FIXED INCOME PORTFOLIO -    CITIGROUP U.S. BROAD    LIPPER BBB RATED CORPORATE
                       ADVISER CLASS             INVESTMENT GRADE INDEX        DEBT FUNDS INDEX
 "***"                     500,000                        500,000                    500,000
"1997"                    538,868                        534,926                    540,054
"1998"                    579,984                        596,269                    582,386
"1999"                    580,390                        594,654                    579,106
"2000"                    619,798                        635,762                    609,752
"2001"                    696,839                        718,658                    667,331
"2002"                    738,719                        778,966                    699,929
"2003"                    782,968                        821,732                    778,053
"2004"                    818,750                        853,040                    818,913

                                                 FISCAL YEAR ENDED SEPTEMBER 30

*   Minimum Investment
**  Commenced offering on October 15, 1996.
*** Commenced offering on November 7, 1996.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary based upon their different inception dates and will be negatively impacted by additional fees assessed to those classes.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

PERFORMANCE COMPARED TO THE CITIGROUP U.S. BROAD INVESTMENT GRADE BOND INDEX(1) AND THE LIPPER BBB RATED CORPORATE DEBT FUNDS INDEX(2)

                                                                       TOTAL RETURNS(3)
                                                           -----------------------------------------
                                                                            AVERAGE ANNUAL
                                                                   ---------------------------------
                                                            ONE       FIVE       TEN          SINCE
                                                           YEAR      YEARS     YEARS   INCEPTION(7)
----------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(4)                        4.80%      7.39%     7.79%          9.34%
Citigroup U.S. Broad Investment Grade Bond Index           3.81       7.48      7.67           9.01
Lipper BBB Rated Corporate Debt Funds Index                5.25       7.18      7.39             --
Portfolio -- Investment Class(5)                           4.73       7.23        --           6.77
Citigroup U.S. Broad Investment Grade Bond Index           3.81       7.48        --           7.16
Lipper BBB Rated Corporate Debt Funds Index                5.25       7.18        --           6.53
Portfolio -- Adviser Class(6)                              4.57       7.12        --           6.44
Citigroup U.S. Broad Investment Grade Bond Index           3.81       7.48        --           6.97
Lipper BBB Rated Corporate Debt Funds Index                5.25       7.18        --           6.44

(1) The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year.
(2) The Lipper BBB Rated Corporate Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper BBB Rated Corporate Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper BBB Rated Corporate Debt Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4) Commenced operations on November 14, 1984.
(5) Commenced offering on October 15, 1996.
(6) Commenced offering on November 7, 1996.
(7) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                      EXPENSES PAID
                                                                                  ENDING ACCOUNT     DURING PERIOD*
                                                                     BEGINNING             VALUE   APRIL 1, 2004 --
                                                                 ACCOUNT VALUE     SEPTEMBER 30,      SEPTEMBER 30,
                                                                 APRIL 1, 2004              2004               2004
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                                         $      1,000.00   $      1,015.30    $          2.51
Hypothetical (5% average annual return before expenses)               1,000.00          1,022.51               2.51

INVESTMENT CLASS
Actual                                                                1,000.00          1,015.30               3.25
Hypothetical (5% average annual return before expenses)               1,000.00          1,021.77               3.26

ADVISER CLASS
Actual                                                                1,000.00          1,014.10               3.77
Hypothetical (5% average annual return before expenses)               1,000.00          1,021.26               3.78

* Expenses are equal to Institutional Class', Investment Class' and Adviser Class' annualized expense ratios of 0.50%, 0.65% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry and/or investment type, as a percentage of total investments.

[CHART]

Agency Fixed Rate Mortgages                      33.2%
U.S. Treasury Securities                         24.6%
Industrials                                      10.1%
Asset Backed Corporates                           8.6%
Finance                                           3.7%
Short-Term Investments                           13.0%
Other*                                            6.8%

* Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (120.0%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.3%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  3.375%, 1/20/25-1/20/28                            $             21,752   $             22,018
  4.625%, 10/20/25-12/20/27                                         4,556                  4,646
  4.75%, 7/20/25-9/20/27                                            2,800                  2,841
------------------------------------------------------------------------------------------------
                                                                                          29,505
================================================================================================
AGENCY FIXED RATE MORTGAGES (46.2%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  10.00%, 2/1/10-11/1/20                                            2,499                  2,809
  10.50%, 8/1/09-10/1/20                                              859                    958
  11.00%, 12/1/10-9/1/20                                              832                    931
  11.25%, 10/1/11-12/1/15                                             305                    342
  11.50%, 1/1/11-12/1/15                                               17                     18
  11.75%, 12/1/17-4/1/19                                               36                     40
  12.00%, 10/1/09-2/1/15                                               42                     47
  13.00%, 6/1/19                                                       13                     15
  14.00%, 8/1/14                                                        2                      2
  14.75%, 3/1/10                                                        4                      4
 Gold Pools:
  6.50%, 3/1/16-8/1/33                                              4,474                  4,703
  7.00%, 2/1/28-7/1/32                                              5,256                  5,582
  7.50%, 8/1/17-10/1/32                                            34,271                 36,791
  8.00%, 11/1/25-12/1/31                                            9,239                 10,050
  8.50%, 3/1/09-8/1/31                                             20,582                 22,486
  9.00%, 7/1/17                                                     1,186                  1,330
  9.50%, 1/1/21-12/1/22                                             1,239                  1,398
  10.00%, 6/1/17-3/1/21                                               918                  1,044
  10.50%, 11/1/15-4/1/21                                              604                    674
 October TBA
  5.00%, 10/1/19                                                (i)38,950                 39,559
  5.50%, 10/1/19                                                (i)22,350                 23,083
  6.00%, 10/1/34                                                (i)45,800                 47,303
  6.50%, 10/1/34                                                (i)11,850                 12,431
Federal National Mortgage Association,
 Conventional Pools:
  6.50%, 11/1/23-8/1/34                                            83,622                 87,849
  7.00%, 2/1/17-10/1/33                                            46,003                 48,850
  7.50%, 10/1/17-9/1/32                                            65,916                 70,664
  8.00%, 3/1/07-10/1/32                                            61,088                 66,447
  8.50%, 11/1/08-5/1/32                                            53,016                 57,922
  9.00%, 12/1/08-1/1/22                                             3,826                  4,208
  9.50%, 11/1/13-4/1/30                                            11,769                 13,231
  10.00%, 9/1/10-10/1/25                                            1,772                  1,989
  10.50%, 5/1/12-7/1/25                                             1,963                  2,219
  10.75%, 2/1/11                                                        3                      3
  11.00%, 7/1/20-11/1/20                                              382                    432
  11.50%, 1/1/13-2/1/20                                               459                    524
  12.00%, 11/1/15                                                     448                    510
  12.50%, 9/1/15-2/1/16                                               107                    121
 October TBA
  4.50%, 10/1/19                                                (i)50,000                 49,828
  5.00%, 10/1/19                                                (i)17,600                 17,881
  5.50%, 10/1/19-10/1/34                             $         (i)145,350   $            148,924
  6.50%, 10/1/34                                                (i)17,200                 18,044
  7.50%, 10/1/34                                                (i)16,550                 17,719
 November TBA
  5.00%, 11/1/19                                                (i)16,625                 16,848
  5.50%, 11/1/19-11/1/34                                        (i)78,300                 79,568
  6.50%, 11/1/34                                               (i)121,930                127,607
Government National Mortgage Association,
 Various Pools:
  9.00%, 12/15/21-11/15/24                                          4,143                  4,675
  9.50%, 8/15/09-12/15/19                                           3,909                  4,423
  10.00%, 11/15/09-1/15/26                                         27,195                 30,677
  10.50%, 12/15/14-4/15/25                                          2,898                  3,293
  11.00%, 12/15/09-2/15/25                                          7,738                  8,796
  11.50%, 4/15/13-4/20/19                                             169                    194
  12.00%, 3/15/11-11/15/19                                          3,411                  3,917
  12.50%, 6/15/10-12/15/13                                             16                     19
------------------------------------------------------------------------------------------------
                                                                                       1,098,982
================================================================================================
ASSET BACKED CORPORATES (12.0%)
American Express Credit Account Master Trust
  1.87%, 12/15/09                                               (h)16,850                 16,899
Asset Backed Funding Certificates
  1.97%, 6/25/22                                                 (h)8,888                  8,894
Bear Stearns Asset Management
  1.90%, 1/25/22                                                    8,593                  8,593
Capital Auto Receivables Asset Trust
  1.84%, 1/15/08                                                 (h)9,000                  9,012
Centex Home Equity Corp.
  2.03%, 6/25/19                                                    6,696                  6,681
Chase Funding Mortgage Loan
  1.92%, 8/25/17                                                 (h)1,466                  1,467
Citibank Credit Card Issuance Trust
  1.741%, 2/15/07                                               (h)14,550                 14,558
  6.875%, 11/16/09                                                 17,930                 19,804
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                                    1,983                  1,984
GE Capital Credit Card Master Note Trust
  1.899%, 9/15/10                                               (h)10,700                 10,700
GE Dealer Floorplan Master Note Trust
  1.861%, 7/20/08                                               (h)10,050                 10,050
Harley-Davidson Motorcycle Trust
  2.18%, 1/15/09                                                   11,266                 11,250
Honda Auto Receivables Owner Trust
  2.52%, 2/15/07                                                   16,125                 16,149
Hyundai Auto Receivables Trust
  1.56%, 9/15/06                                                   11,117                 11,099
JP Morgan Chase Commercial Mortgage
  Securities Corp.
  1.949%, 4/16/19                                            (e)(h)11,188                 11,195
MBNA Master Credit Card Trust
  5.90%, 8/15/11                                                   19,110                 20,842
  7.80%, 10/15/12                                                  17,475                 20,830
New Century Home Equity Loan Trust
  2.02%, 8/25/34                                                 (h)6,554                  6,554

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Residential Asset Securities Corp.
  1.928%, 9/25/21                                    $           (h)4,825   $              4,825
Residential Funding Mortgage Securities II
  1.99%, 2/25/13                                                 (h)4,733                  4,736
SLM Student Loan Trust
  1.697%, 1/25/13                                                (h)9,300                  9,325
  2.00%, 10/25/12                                               (h)18,050                 18,044
TXU Electric Delivery Transition Bond Co.
  4.81%, 11/17/14                                                   3,000                  3,100
USAA Auto Owner Trust
  2.41%, 2/15/07                                                    5,300                  5,303
Wachovia Auto Owner Trust
  2.40%, 5/21/07                                                    9,100                  9,098
  2.49%, 4/20/07                                                   14,200                 14,220
World Omni Auto Receivables Trust
  2.58%, 7/12/07                                                   10,100                 10,091
------------------------------------------------------------------------------------------------
                                                                                         285,303
================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.9%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  38.188%, 11/15/07                                                   232                     81
  Inv Fl IO PAC
  7.434%, 2/15/08                                                   2,695                    153
  7.788%, 3/15/08                                                   1,499                    105
  Inv Fl IO REMIC
  5.74%, 8/15/30                                                      614                     44
  IO
  6.00%, 5/1/31                                                    15,264                  2,708
  7.50%, 12/1/29                                                    1,018                    183
  8.00%, 1/1/28-6/1/31                                              7,246                  1,290
  REMIC PAC
  9.50%, 4/15/20                                                        6                      6
Federal National Mortgage Association
  3.25%, 6/25/33                                                    2,743                  2,743
  3.471%, 11/25/33                                                  5,453                  5,460
  7.00%, 9/25/32                                                    9,259                  9,686
  Inv Fl IO
  4.56%, 7/25/34                                                   22,523                  1,248
  6.16%, 12/25/27                                                   5,118                    180
  6.36%, 10/25/28                                                  19,399                  1,468
  6.434%, 10/25/07                                                  4,258                    196
  6.66%, 7/25/30                                                   11,567                  1,020
  6.739%, 10/18/30                                                  5,807                    480
  Inv Fl IO REMIC
  52.923%, 9/25/20                                                    110                    196
  66.656%, 9/25/22                                                    187                    241
  IO
  6.00%, 8/25/32                                                    3,263                    412
  6.50%, 12/25/29-5/25/33                                          42,175                  7,412
  7.00%, 3/1/32                                                    14,149                  2,732
  8.00%, 4/1/24-8/1/31                                             24,670                  4,368
  8.50%, 10/1/25                                                      632                     90
  9.00%, 11/1/26                                     $              1,059   $                197
  IO PAC
  8.00%, 9/18/27                                                    3,494                    609
Government National Mortgage Association
  Inv Fl IO
  6.371%, 5/16/31                                                  16,953                  1,611
  6.421%, 8/16/31                                                   6,720                    605
  6.821%, 8/16/29                                                     834                     88
  Inv Fl IO PAC
  6.621%, 5/16/26                                                   2,441                     64
Kidder Peabody Mortgage Assets Trust, IO
  9.50%, 4/22/18                                                        7                      1
------------------------------------------------------------------------------------------------
                                                                                          45,677
================================================================================================
FEDERAL AGENCY (1.1%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                               (c)25,900                 26,015
FINANCE (5.1%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                 (e)8,450                  9,327
AXA Financial, Inc.
  6.50%, 4/1/08                                                     5,405                  5,938
Citigroup, Inc.
  5.625%, 8/27/12                                                   4,060                  4,347
  6.00%, 2/21/12                                                    4,165                  4,588
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                    5,000                  4,921
EOP Operating LP
  4.75%, 3/15/14                                                      665                    643
  7.50%, 4/19/29                                                    2,515                  2,826
Farmers Insurance Exchange
  8.625%, 5/1/24                                                 (e)6,970                  8,253
General Electric Capital Corp.
  4.25%, 12/1/10                                                    2,115                  2,126
  6.75%, 3/15/32                                                    4,680                  5,404
Goldman Sachs Group, Inc.
  6.875%, 1/15/11                                                   8,195                  9,267
Household Finance Corp.
  5.875%, 2/1/09                                                    9,045                  9,760
  6.40%, 6/17/08                                                      760                    830
iStar Financial, Inc.
  7.00%, 3/15/08                                                    1,145                  1,242
JPMorgan Chase & Co.
  6.00%, 2/15/09                                                    7,595                  8,200
  6.625%, 3/15/12                                                (c)1,410                  1,585
Mantis Reef Ltd.
  4.692%, 11/14/08                                               (e)4,615                  4,666
MBNA America Bank
  7.125%, 11/15/12                                                  1,240                  1,406
MBNA Corp.
  6.125%, 3/1/13                                                    4,355                  4,689
Newcourt Credit Group, Inc.
  6.875%, 2/16/05                                                   3,895                  3,961
Prudential Holdings LLC
  7.245%, 12/18/23                                               (e)6,365                  7,500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
FINANCE (CONT'D)
Reckson Operating Partnership LP
  5.15%, 1/15/11                                     $              2,740   $              2,744
Rouse Co. (The)
  3.625%, 3/15/09                                                   1,480                  1,383
  5.375%, 11/26/13                                                    760                    726
Washington Mutual, Inc.
  8.25%, 4/1/10                                                     3,700                  4,384
World Financial Properties
  6.91%, 9/1/13                                                  (e)1,470                  1,640
  6.95%, 9/1/13                                                  (e)8,943                 10,001
------------------------------------------------------------------------------------------------
                                                                                         122,357
================================================================================================
INDUSTRIALS (14.1%)
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13                                                    1,245                  1,152
  8.55%, 8/1/10                                                  (c)2,870                  3,092
  8.85%, 8/1/30                                                     4,073                  4,053
Aetna, Inc.
  7.875%, 3/1/11                                                    6,000                  7,091
Albertson's, Inc.
  7.50%, 2/15/11                                                 (c)2,045                  2,368
Altria Group, Inc.
  7.00%, 11/4/13                                                    1,700                  1,777
  7.75%, 1/15/27                                                    3,645                  3,861
Amerada Hess Corp.
  7.875%, 10/1/29                                                   4,690                  5,440
Anthem, Inc.
  6.80%, 8/1/12                                                     1,450                  1,637
AT&T Corp.
  8.75%, 11/15/31                                                   2,285                  2,502
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                     1,985                  2,614
AutoNation, Inc.
  9.00%, 8/1/08                                                     1,135                  1,311
BAT International Finance plc
  4.875%, 2/25/09                                                   4,480                  5,743
Bowater Canada Finance Corp.
  7.95%, 11/15/11                                                (c)6,800                  7,214
Caterpillar Financial Services Corp.
  1.80%, 8/20/07                                                 (h)4,400                  4,398
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                    2,000                  2,285
Comcast Corp.
  5.30%, 1/15/14                                                 (c)7,845                  7,876
Consumers Energy Co.
  4.00%, 5/15/10                                                    1,400                  1,378
  4.80%, 2/17/09                                                    2,000                  2,064
  5.375%, 4/15/13                                                     955                    985
Continental Airlines, Inc.
  6.648%, 9/15/17                                                   7,029                  6,584
  7.461%, 4/1/15                                                    1,343                  1,246
CSX Corp.
  2.75%, 2/15/06                                                    1,540                  1,536
  9.00%, 8/15/06                                                    1,590                  1,754
D.R. Horton, Inc.
  6.875%, 5/1/13                                     $           (c)2,660   $              2,919
DaimlerChrysler N.A. Holding Corp.
  8.50%, 1/18/31                                                    2,270                  2,783
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                    3,850                  4,991
Echostar DBS Corp.
  6.375%, 10/1/11                                                   3,435                  3,495
Electronic Data Systems Corp.
  6.50%, 8/1/13                                                  (c)2,350                  2,374
  7.125%, 10/15/09                                               (c)1,125                  1,210
Enterprise Products Partners LP
  5.60%, 10/15/14                                                  (e)955                    964
Federated Department Stores, Inc.
  6.90%, 4/1/29                                                     1,250                  1,374
  7.00%, 2/15/28                                                    2,070                  2,299
FedEx Corp.
  2.65%, 4/1/07                                                     2,565                  2,525
Fisher Scientific International, Inc.
  6.75%, 8/15/14                                                 (e)2,295                  2,421
FMC Corp.
  10.25%, 11/1/09                                                   1,055                  1,237
Ford Motor Co.
  6.625%, 10/1/28                                                   3,905                  3,545
Ford Motor Credit Co.
  7.375%, 10/28/09                                                  5,480                  6,009
France Telecom S.A.
  7.00%, 12/23/09                                                   1,860                  2,652
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                    1,120                  1,138
  6.875%, 9/15/11                                                  15,675                 16,466
  8.00%, 11/1/31                                                    2,170                  2,252
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                (d)18,080                      2
GTE Corp.
  6.94%, 4/15/28                                                    6,940                  7,494
Harrah's Operating Co., Inc.
  5.50%, 7/1/10                                                  (e)1,705                  1,764
  8.00%, 2/1/11                                                     3,525                  4,097
HCA, Inc.
  7.19%, 11/15/15                                                   2,900                  3,146
  7.58%, 9/15/25                                                       45                     47
  9.00%, 12/15/14                                                   1,995                  2,433
Health Net, Inc.
  8.375%, 4/15/11                                                   5,075                  6,263
Hilton Hotels Corp.
  7.625%, 12/1/12                                                (c)4,000                  4,670
Historic TW, Inc.
  6.625%, 5/15/29                                                   6,460                  6,682
Honeywell International, Inc.
  6.125%, 11/1/11                                                   3,575                  3,943
Hutchison Whampoa International Ltd.
  5.45%, 11/24/10                                             (c)(e)1,445                  1,479
  6.50%, 2/13/13                                              (c)(e)3,100                  3,271

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Hyatt Equities LLC
  6.875%, 6/15/07                                    $           (e)3,265   $              3,486
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                   1,985                  2,010
Inco Ltd.
  7.20%, 9/15/32                                                    3,800                  4,349
  7.75%, 5/15/12                                                 (c)1,405                  1,658
International Paper Co.
  4.25%, 1/15/09                                                    1,570                  1,577
Iron Mountain, Inc.
  6.625%, 1/1/16                                                    1,350                  1,323
  7.75%, 1/15/15                                                    2,006                  2,136
Kennametal, Inc.
  7.20%, 6/15/12                                                    3,400                  3,715
Kerr-McGee Corp.
  5.875%, 9/15/06                                                   1,315                  1,378
  6.875%, 9/15/11                                                   1,000                  1,120
  7.875%, 9/15/31                                                   2,115                  2,508
Kraft Foods, Inc.
  5.625%, 11/1/11                                                   1,915                  2,026
  6.25%, 6/1/12                                                     2,450                  2,681
Kroger Co. (The)
  6.80%, 4/1/11                                                     1,355                  1,520
MGM Mirage, Inc.
  6.75%, 9/1/12                                                  (e)2,010                  2,090
  8.50%, 9/15/10                                                 (c)4,525                  5,164
Miller Brewing Co.
  4.25%, 8/15/08                                              (c)(e)3,415                  3,475
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                 (c)2,020                  2,329
News America Holdings
  7.75%, 2/1/24                                                     3,156                  3,695
News America, Inc.
  7.28%, 6/30/28                                                 (c)2,150                  2,428
Nexen, Inc.
  5.05%, 11/20/13                                                   2,435                  2,422
Norfolk Southern Corp.
  7.35%, 5/15/07                                                    1,010                  1,106
Northrop Grumman Corp.
  4.079%, 11/16/06                                                  2,390                  2,429
Olivetti Finance N.V.
  5.875%, 1/24/08                                                   1,840                  2,464
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                      775                    761
Pemex Project Funding Master Trust
  8.625%, 2/1/22                                                    9,675                 11,025
  9.125%, 10/13/10                                                  3,250                  3,876
Petro-Canada
  4.00%, 7/15/13                                                 (c)1,065                    996
  5.35%, 7/15/33                                                    1,810                  1,664
Plains Exploration & Production Co.
  7.125%, 6/15/14                                               (c)(e)745                    803
Raytheon Co.
  8.30%, 3/1/10                                      $              2,000   $              2,394
Sappi Papier Holding AG
  6.75%, 6/15/12                                                 (e)2,355                  2,588
Sealed Air Corp.
  5.625%, 7/15/13                                             (c)(e)3,335                  3,435
Smithfield Foods, Inc.
  8.00%, 10/15/09                                                   4,255                  4,712
Sprint Capital Corp.
  8.375%, 3/15/12                                                   2,345                  2,844
  8.75%, 3/15/32                                                      805                  1,025
Starwood Hotels & Resorts Worldwide, Inc.
  7.375%, 5/1/07                                                    1,735                  1,878
  7.875%, 5/1/12                                                    2,760                  3,136
Station Casinos, Inc.
  6.00%, 4/1/12                                                  (c)2,430                  2,503
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                (e)6,313                  7,016
Tenet Healthcare Corp.
  6.875%, 2/15/13                                                (c)3,080                  2,456
  7.375%, 2/1/13                                                 (c)1,360                  1,285
Time Warner, Inc.
  7.625%, 4/15/31                                                     700                    808
Transcontinental Gas Pipe Line Corp.
  8.875%, 7/15/12                                                     960                  1,172
Tyco International Group S.A.
  6.375%, 10/15/11                                                  2,000                  2,215
  6.75%, 2/15/11                                                    1,065                  1,200
Union Pacific Corp.
  5.214%, 9/30/14                                                  (e)955                    953
  6.65%, 1/15/11                                                    1,300                  1,447
  6.79%, 11/9/07                                                      990                  1,079
Verizon New England, Inc.
  6.50%, 9/15/11                                                    2,100                  2,320
Waste Management, Inc.
  7.00%, 7/15/28                                                    4,400                  4,884
  7.375%, 5/15/29                                                   1,245                  1,434
Weyerhaeuser Co.
  6.00%, 8/1/06                                                     1,293                  1,360
  6.75%, 3/15/12                                                 (c)5,400                  6,064
WPP Finance UK Corp.
  5.875%, 6/15/14                                             (c)(e)3,570                  3,665
Xerox Corp.
  6.875%, 8/15/11                                                (c)1,890                  1,985
  7.125%, 6/15/10                                                (c)3,315                  3,555
Yum! Brands, Inc.
  8.875%, 4/15/11                                                   1,980                  2,465
------------------------------------------------------------------------------------------------
                                                                                         335,998
================================================================================================
MORTGAGES -- OTHER (0.7%)
American Express Co.
  9.625%, 12/1/12                                                   (d)33                     33
American Housing Trust
  9.125%, 4/25/21                                                     395                    395
  9.553%, 9/25/20                                                      55                     55

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
MORTGAGES -- OTHER (CONT'D)
Countrywide Alternative Loan Trust
  2.03%, 7/25/34                                     $           (h)4,747   $              4,753
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                      (d)8                      8
Household Bank
  8.239%, 12/1/08                                                   (d)10                     10
Pelican Homestead Savings Association
  9.214%, 10/1/07                                                   (d)87                     86
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                     1,039                  1,048
Thornburg Mortgage Securities Trust
  1.99%, 6/25/44                                                 (h)6,126                  6,122
Washington Mutual Bank FA
  2.10%, 7/25/44                                                 (h)4,631                  4,640
------------------------------------------------------------------------------------------------
                                                                                          17,150
================================================================================================
SOVEREIGN (0.4%)
United Mexican States
  8.00%, 9/24/22                                                    1,350                  1,525
  8.375%, 1/14/11                                                (c)6,805                  7,996
------------------------------------------------------------------------------------------------
                                                                                           9,521
================================================================================================
U.S. TREASURY SECURITIES (34.3%)
U.S. Treasury Bonds
  5.50%, 8/15/28                                                (c)10,000                 10,753
  6.125%, 8/15/29                                               (c)38,150                 44,473
  7.25%, 5/15/16                                                      650                    818
  8.125%, 8/15/19                                               (c)39,000                 53,404
U.S. Treasury Notes
  3.50%, 11/15/06                                               (c)35,000                 35,625
  3.875%, 2/15/13                                              (c)103,250                102,637
  5.00%, 2/15/11                                                      100                    108
  6.125%, 8/15/07                                                   1,000                  1,090
U.S. Treasury Strips
  IO
  4.66%, 5/15/16                                                (c)25,000                 14,636
  4.76%, 2/15/17                                                (c)24,500                 13,690
  4.93%, 8/15/18                                                   11,500                  5,852
  4.99%, 2/15/19                                                (c)51,950                 25,582
  5.01%, 5/15/19                                                (c)10,200                  4,947
  5.02%, 8/15/19                                               (c)108,850                 52,071
  5.04%, 11/15/19                                                  16,500                  7,773
  5.04%, 8/15/20                                                (c)39,000                 17,563
  5.05%, 2/15/20                                               (c)170,175                 79,057
  5.07%, 5/15/20                                               (c)195,925                 89,618
  5.08%, 2/15/21                                                (c)64,750                 28,254
  5.14%, 5/15/21                                               (c)194,440                 83,641
  5.16%, 11/15/21                                               (c)57,875                 24,191
  5.18%, 2/15/22                                                   14,500                  5,964
  5.21%, 8/15/22                                                (c)33,500                  9,095
  5.21%, 11/15/22                                               (c)23,100                 13,361
  5.23%, 2/15/23                                                (c)31,750                 12,297
  5.24%, 11/15/23                                               (c)23,500                  8,740
U.S. Treasury Strips
  PO
  5/15/21-11/15/21                                   $         (c)167,650   $             71,600
------------------------------------------------------------------------------------------------
                                                                                         816,840
================================================================================================
UTILITIES (2.9%)
Appalachian Power Co.
  5.95%, 5/15/33                                                    2,330                  2,306
Arizona Public Service Co.
  5.80%, 6/30/14                                                    3,435                  3,627
CenterPoint Energy Resources Corp.
  7.75%, 2/15/11                                                    2,075                  2,410
Cincinnati Gas & Electric Co.
  5.40%, 6/15/33                                                      775                    715
  5.70%, 9/15/12                                                    1,360                  1,441
Columbus Southern Power Co.
  6.60%, 3/1/33                                                     2,525                  2,772
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                    3,800                  4,152
Detroit Edison Co.
  6.125%, 10/1/10                                                      90                     99
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                     1,655                  1,637
Exelon Corp.
  6.75%, 5/1/11                                                     2,170                  2,426
FirstEnergy Corp.
  6.45%, 11/15/11                                                   3,865                  4,222
GulfTerra Energy Partners LP
  6.25%, 6/1/10                                                     1,780                  1,976
  8.50%, 6/1/10                                                  (c)2,315                  2,706
Monongahela Power Co.
  5.00%, 10/1/06                                                    2,220                  2,308
Nevada Power Co.
  9.00%, 8/15/13                                                 (c)2,180                  2,518
NiSource Finance Corp.
  7.625%, 11/15/05                                                  2,720                  2,859
Northwest Pipeline Corp.
  8.125%, 3/1/10                                                      725                    817
Ohio Edison Co.
  5.45%, 5/1/15                                                     3,010                  3,055
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                     3,400                  3,472
PSEG Energy Holdings LLC
  7.75%, 4/16/07                                                    2,200                  2,359
  8.625%, 2/15/08                                                (c)2,480                  2,747
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                             (c)(e)4,155                  4,912
Southern California Edison Co.
  5.00%, 1/15/14                                                      585                    596
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                    2,240                  2,533
Texas-New Mexico Power Co.
 6.25%, 1/15/09                                                     2,025                  2,138

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
TXU Corp.
  6.375%, 6/15/06                                    $              1,505   $              1,583
TXU Energy Co. LLC
  7.00%, 3/15/13                                                    1,930                  2,183
Westar Energy, Inc.
  6.00%, 7/1/14                                                     2,035                  2,191
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                   1,110                  1,114
------------------------------------------------------------------------------------------------
                                                                                          67,874
================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $2,820,684)                                      2,855,222
================================================================================================

                                                                   SHARES
------------------------------------------------------------------------------------------------
PREFERRED STOCK (1.1%)
MORTGAGES -- OTHER
Home Ownership Funding Corp.
  13.331% (COST $25,219)                                     (e)(g)64,625                 26,741

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (18.1%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (14.7%)
Calyon, N.Y.
  1.91%, 10/1/04                                     $          (h)16,778                 16,779
CC USA, Inc.
  1.75%, 10/15/04                                                   6,284                  6,284
Chase Credit Card Master Trust
  1.77%, 10/15/04                                                (h)4,662                  4,662
CIT Group Holdings
  0.25%, 10/29/04                                                (h)1,632                  1,632
  1.74%, 11/15/04                                                (h)8,867                  8,867
Clipper Receivables Corp.
  1.79%, 11/2/04                                                    4,652                  4,652
Compass Securitization
  1.80%, 10/29/04                                                   3,230                  3,230
Corporate Asset Funding Co., Inc.
  1.75%, 11/8/04                                                    6,973                  6,973
CXC
  1.74%, 11/10/04                                                   4,648                  4,648
Discover Card Master Trust
  1.75%, 10/15/04                                             (h)(k)7,765                  7,765
Federal National Mortgage Association
  1.78%, 11/8/04                                                   17,443                 17,443
Gemini Securitization Corp.
  1.73%, 11/1/04                                                    5,827                  5,827
Greyhawk Funding
  1.79%, 11/4/04                                                    5,816                  5,816
Independence Funding LLC
  1.80%, 10/27/04                                                   5,818                  5,818
Jackson National Life Global Funding
  1.84%, 10/1/04                                                 (h)5,833                  5,833
Landesbank Hessen Thur London
  1.50%, 11/19/04                                                   5,832                  5,832
Links Finance LLC
  1.82%, 10/26/04                                    $           (h)5,827   $              5,827
Mane Funding Corp.
  1.79%, 10/27/04                                                   7,886                  7,886
Natexis Banques Populaires N.Y.
  2.02%, 10/1/04                                                 (h)9,321                  9,321
Nationwide Building Society
  1.97%, 12/28/04                                               (h)13,517                 13,517
Pfizer, Inc.
  1.75%, 10/7/04                                                (h)11,653                 11,653
Procter & Gamble Co.
  1.83%, 12/9/04                                                 (h)4,778                  4,778
Royal Bank of Canada N.Y.
  1.80%, 10/25/04                                               (h)11,650                 11,650
Sears Credit Account Master Trust
  1.79%, 10/15/04                                                (h)9,323                  9,323
Societe Generale London
  1.54%, 11/12/04                                                   5,826                  5,826
Societe Generale N.Y.
  1.91%, 10/1/04                                                (h)11,302                 11,302
Southtrust Bank N.A.
  1.65%, 11/5/04                                                   11,653                 11,653
Ticonderoga Funding LLC
  1.69%, 10/8/04                                                    5,818                  5,818
UBS Securities LLC
  1.88%, 10/1/04                                                  102,222                102,222
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                  11,653                 11,653
Washington Mutual Bank
  1.68%, 11/12/04                                                  11,662                 11,662
Westdeutsche Landesbank N.Y.
  1.84%, 10/1/04                                                 (h)5,826                  5,826
------------------------------------------------------------------------------------------------
                                                                                         351,978
================================================================================================

                                                                   SHARES
================================================================================================
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
JPMorgan Securities Lending Collateral
 Investment Fund                                                1,771,249                  1,771

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
------------------------------------------------------------------------------------------------
DISCOUNT NOTES (2.1%)
Federal Home Loan Mortgage Corporation
  1.592%, 11/2/04                                    $             25,000                 24,964
Federal National Mortgage Association
  1.80%, 11/10/04                                                  25,000                 24,954
------------------------------------------------------------------------------------------------
                                                                                          49,918
================================================================================================
REPURCHASE AGREEMENT (1.0%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $23,825                                      (f)23,824                 23,824
------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.2%)
U.S. Treasury Bills
  1.83%, 1/13/05                                                    1,000                    995

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (CONT'D)
  2.04%, 3/24/05                                     $           (j)3,000   $              2,971
------------------------------------------------------------------------------------------------
                                                                                           3,966
================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $431,461)                                           431,457
================================================================================================
TOTAL INVESTMENTS (139.2%) (COST $3,277,364)                                           3,313,420
================================================================================================

(c)       All or a portion of security on loan at September 30, 2004.
(d) Security was valued at fair value -- At September 30, 2004, the Portfolio held $139,000 of fair valued securities, representing less than 0.05% of net assets.
(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(i)       Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k) Security's issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note G)
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2004.
IO        Interest Only
PAC       Planned Amortization Class
PO        Principal Only
REMIC     Real Estate Mortgage Investment Conduit
TBA       To be announced

STATEMENT OF ASSETS & LIABILITIES

                                                                   AMOUNT                 AMOUNT
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
ASSETS (151.2%)
  Total Investments, at Value (Cost
    $3,277,364) -- Including $540,791 of
    Securities Loaned                                $          3,313,420
  Cash                                                                471
  Receivable for Delayed Delivery
    Commitments                                                   224,830
  Due from Broker                                                  34,864
  Interest Receivable                                              15,790
  Receivable for Investments Sold                                   5,343
  Receivable for Portfolio Shares Sold                              4,016
  Net Unrealized Appreciation on Swap
    Agreements                                                        840
  Other                                                                96   $          3,599,670
------------------------------------------------------------------------------------------------
LIABILITIES (-51.2%)
  Payable for Delayed Delivery Commitments                       (823,474)
  Collateral for Securities Loaned, at Value                     (353,749)
  Interest Payable for Swap Agreements                            (22,516)
  Payable for Investments Purchased                               (13,902)
  Payable for Investment Advisory Fees                             (2,213)
  Payable for Portfolio Shares Redeemed                            (2,072)
  Payable for Administrative Fees                                    (184)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                                      (147)
  Payable for Trustees' Fees and Expenses                            (103)
  Payable for Custodian Fees                                          (25)
  Payable for Distribution Fees --
    Adviser Class                                                     (24)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                  (18)
  Other Liabilities                                                  (107)            (1,218,534)
------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                           $          2,381,136
================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                      $ 2,427,941
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                   30,734
Accumulated Net Realized Gain (Loss)                                                    (112,132)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                             36,056
  Foreign Currency Exchange Contracts and Translations                                      (140)
  Futures Contracts                                                                       (2,163)
  Swap Agreements                                                                            840
------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $          2,381,136
================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                                   AMOUNT
                                                                                    (000)
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS:
NET ASSETS                                                                  $   2,120,149
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 181,338,706 outstanding shares of beneficial interest
    (unlimited authorization, no par value)                                 $       11.69

INVESTMENT CLASS:
NET ASSETS                                                                  $     146,146
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 12,503,286 outstanding shares of beneficial interest
    (unlimited authorization, no par value)                                 $       11.69

ADVISER CLASS:
NET ASSETS                                                                  $     114,841
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 9,833,462 outstanding shares of beneficial interest
    (unlimited authorization, no par value)                                 $       11.68

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contracts open at period end:

                                                                                       NET
   CURRENCY                                               IN                        UNREALIZED
     TO                                                EXCHANGE                    APPRECIATION
   DELIVER               VALUE       SETTLEMENT          FOR          VALUE       (DEPRECIATION)
    (000)                (000)          DATE            (000)         (000)            (000)
------------------------------------------------------------------------------------------------
EUR    4,211           $    5,236     10/26/04       US$   5,162   $      5,162   $          (74)
EUR    4,638                5,766     11/29/04       US$   5,693          5,693              (73)
                       ----------                                  ------------   --------------
                       $   11,002                                  $     10,855   $         (147)
                       ==========                                  ============   ==============

EUR -- Euro
US$ -- U.S. Dollar

FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                   NET
                                                                UNREALIZED
                     NUMBER                                    APPRECIATION
                       OF          VALUE       EXPIRATION     (DEPRECIATION)
                    CONTRACTS      (000)         DATE              (000)
-----------------------------------------------------------------------------
LONG:
U.S. Treasury
  2 yr. Note              195    $   41,191      Dec-04       $            (7)
U.S. Treasury
  10 yr. Note             100        11,263      Dec-04                    81
U.S. Treasury
  Long Bond               687        77,094      Dec-04                 1,540

SHORT:
U.S. Treasury
  5 yr. Note            3,538       391,834      Dec-04                (3,777)
                                                              ---------------
                                                              $         2,163
                                                              ===============

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class Shares had a total return of 4.36% compared to 3.81% for the Citigroup U.S. Broad Investment Grade Bond Index ("the Index").

FACTORS AFFECTING PERFORMANCE

   - Economic data improved over the course of the twelve-month period, with strong employment gains posted in the first half of the calendar year. The Federal Reserve increased official short-term interest rates three times during 2004. Short- and intermediate-maturity U.S. Treasury yields rose sharply, while most corporate and mortgage yield spreads tended to narrow.

   - The Portfolio's emphasis on higher-coupon mortgage securities had a highly favorable effect on relative performance during the fiscal year, as did excellent security selection decisions within the credit area. The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period, as the yield sacrificed to maintain this position offset the benefit of rising interest rates.

   - The Portfolio's underweight in Agency debentures, opportunistic holdings of non-dollar issues, and use of swap transactions did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

   - Higher-coupon mortgages continue to offer the best relative value in the mortgage sector, and represent the bulk of the Portfolio's overweight in this area. As has been the case, prices and yields of these securities continue to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

   - In response to narrowing yield spreads, the Portfolio has a smaller emphasis on credit risk (i.e. exposure to corporate bonds) today relative to a year ago. It now maintains a sensitivity to credit yield spreads slightly below that of the benchmark, with an overweight in medium-quality credits (e.g., industrial, lodging & leisure, and paper companies) and an underweight in higher-quality credits (e.g., banks and brokerage firms) where the majority of the yield spread represents mere compensation for liquidity risk.

   - A defensive, below-Index IRS posture remains warranted to preserve capital. The bulk of the underweight is in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast. The below-Index IRS position represents the most attractive relative value opportunity within the Portfolio at this time.

   - We believe that most high-quality non-Treasury sectors do not offer sufficient value, thus the Portfolio maintains a large underweight in Agency debentures.

   - The Portfolio is paying fixed rates on interest-rate swaps and receiving variable rates from highly-rated counterparties; we believe this strategy will benefit in an environment where liquidity spreads widen, which is most likely as the Federal reserve withdraws additional liquidity from the banking system.

   - Opportunistic holdings of selected euro-zone corporate and sovereign non-dollar issues comprise less than 1% of the Portfolio, and remain currency-hedged to the U.S. dollar.

[CHART]

   COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                   INVESTMENT
                   GRADE FIXED            CITIGROUP U.S.      LIPPER A-RATED
                INCOME PORTFOLIO -       BROAD INVESTMENT     CORPORATE DEBT
                INSTITUTIONAL CLASS        GRADE INDEX         FUNDS INDEX
"1994"               5,000,000              5,000,000            5,000,000
"1995"               5,706,284              5,702,433            5,731,875
"1996"               6,055,685              5,984,002            5,975,142
"1997"               6,696,370              6,565,545            6,582,568
"1998"               7,314,593              7,318,462            7,254,945
"1999"               7,272,665              7,298,644            7,133,388
"2000"               7,743,607              7,803,184            7,549,086
"2001"               8,784,882              8,820,633            8,448,515
"2002"               9,481,374              9,560,843            9,050,548
"2003"               9,955,442             10,085,733            9,601,047
"2004"              10,389,500             10,470,000            9,961,490

                                       FISCAL YEAR ENDED SEPTEMBER 30

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

                       INVESTMENT
                      GRADE FIXED            CITIGROUP U.S.       LIPPER A-RATED
                   INCOME PORTFOLIO -       BROAD INVESTMENT      CORPORATE DEBT
                      ADVISER CLASS            GRADE INDEX          FUNDS INDEX
 "**"                    500,000                 500,000               500,000
"2002"                   521,986                 531,495               522,384
"2003"                   547,407                 560,674               554,158
"2004"                   569,850                 582,035               574,962

                                            FISCAL YEAR ENDED SEPTEMBER 30

*  Minimum Investment
** Commenced offering on May 20, 2002.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP U.S. BROAD INVESTMENT GRADE BOND INDEX(1) AND THE LIPPER A-RATED CORPORATE DEBT FUNDS INDEX(2)

                                                                             TOTAL RETURNS(3)
                                                            --------------------------------------------------
                                                                                   AVERAGE ANNUAL
                                                                       ---------------------------------------
                                                              ONE           FIVE            TEN          SINCE
                                                             YEAR          YEARS          YEARS   INCEPTION(6)
--------------------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(4)                          4.36%          7.39%          7.59%          8.28%
Citigroup U.S. Broad Investment Grade
  Bond Index                                                 3.81           7.48           7.67           7.97
Lipper A-Rated Corporate Debt Funds Index                    3.75           6.91           7.14           7.62
Portfolio -- Adviser Class(5)                                4.10             --             --           5.69
Citigroup U.S. Broad Investment Grade
  Bond Index                                                 3.81             --             --           6.64
Lipper A-Rated Corporate Debt Funds Index                    3.75             --             --           6.16

(1) The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year.
(2) The Lipper A-Rated Corporate Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper A-Rated Corporate Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper A-Rated Corporate Debt Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on August 31, 1990.
(5)  Commenced offering on May 20, 2002.
(6) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                         EXPENSES PAID
                                                            ENDING      DURING PERIOD*
                                       BEGINNING     ACCOUNT VALUE    APRIL 1, 2004 --
                                   ACCOUNT VALUE         SEPTEMBER       SEPTEMBER 30,
                                   APRIL 1, 2004          30, 2004                2004
--------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                           $      1,000.00   $      1,014.10     $          2.50
Hypothetical (5% average
annual return before expenses)          1,000.00          1,022.52                2.51

ADVISER CLASS
Actual                                  1,000.00          1,013.30                3.25
Hypothetical (5% average
annual return before
expenses)                               1,000.00          1,021.77                3.27

* Expenses are equal to Institutional Class' and Adviser Class' annualized expense ratios of 0.50% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry and/or investment type, as a percentage of total investments.

[CHART]

Agency Fixed Rate Mortgages           32.8%
U.S. Treasury Securities              19.3%
Asset Backed Corporates                7.5%
Industrials                            7.0%
Finance                                4.4%
Federal Agency                         4.3%
Short-Term Investments                20.5%
Other*                                 4.2%

* Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (116.8%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.0%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  3.375%, 2/20/25-2/20/28                            $              4,179   $              4,230
  4.625%, 11/20/25-12/20/27                                         1,134                  1,156
  4.75%, 7/20/25                                                       84                     85
------------------------------------------------------------------------------------------------
                                                                                           5,471
================================================================================================
AGENCY FIXED RATE MORTGAGES (48.4%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  8.25%, 10/1/06                                                        3                      3
  10.00%, 9/1/17-11/1/20                                              105                    116
  10.25%, 7/1/09                                                       24                     26
  11.00%, 1/1/16                                                       40                     45
  11.25%, 12/1/14                                                      46                     52
  13.00%, 9/1/10                                                        2                      2
 Gold Pools:
  6.00%, 2/1/32-4/1/32                                                202                    209
  6.50%, 7/1/25-3/1/32                                                549                    578
  7.00%, 2/1/26                                                        65                     69
  7.50%, 5/1/16-6/1/32                                              8,686                  9,330
  8.00%, 11/1/29-10/1/31                                            2,094                  2,277
  8.50%, 12/1/30                                                      324                    354
  10.00%, 10/1/19-1/1/21                                              136                    153
  10.50%, 3/1/16                                                      105                    116
 October TBA
  5.00%, 10/1/19                                                 (i)5,750                  5,840
  5.50%, 10/1/19                                                 (i)5,500                  5,681
  6.00%, 10/1/34                                                (i)10,400                 10,741
  6.50%, 10/1/34                                                 (i)2,050                  2,151
Federal National Mortgage Association,
 Conventional Pools:
  6.00%, 10/1/31-12/1/31                                              188                    195
  6.50%, 6/1/26-10/1/33                                            37,799                 39,690
  7.00%, 10/1/28-12/1/32                                           20,432                 21,686
  7.50%, 5/1/23-12/1/32                                            10,677                 11,447
  8.00%, 3/1/07-6/1/32                                              7,982                  8,674
  8.50%, 4/1/30-5/1/32                                              6,685                  7,305
  9.00%, 2/1/17                                                       154                    173
  9.50%, 5/1/28                                                       284                    320
  10.00%, 3/1/20-6/1/28                                               303                    339
  10.50%, 12/1/17-10/1/18                                              94                    107
  11.00%, 4/1/21                                                      188                    211
  11.25%, 8/1/13                                                       56                     64
  11.50%, 1/1/17-11/1/19                                               85                     96
 October TBA
  4.50%, 10/1/19                                                (i)10,900                 10,863
  5.00%, 10/1/19                                                 (i)4,650                  4,724
  5.50%, 10/1/19-10/1/34                                        (i)45,650                 46,638
  6.50%, 10/1/34                                                (i)13,550                 14,215
 November TBA
  5.00%, 11/1/19                                                 (i)5,750                  5,827
  5.50%, 11/1/19                                                 (i)5,500                  5,670
  6.50%, 11/1/34                                                (i)33,915                 35,494
Government National Mortgage Association,
 Various Pools:
  9.00%, 11/15/17                                    $                390   $                439
  9.50%, 12/15/17-9/15/22                                           1,461                  1,654
  10.00%, 11/15/09-2/15/25                                          2,224                  2,503
  10.50%, 3/15/19                                                       6                      7
  11.00%, 3/15/10-2/15/16                                             179                    204
  11.50%, 1/20/18                                                       4                      5
------------------------------------------------------------------------------------------------
                                                                                         256,293
================================================================================================
ASSET BACKED CORPORATES (11.0%)
American Express Credit Account Master Trust
  1.87%, 12/15/09                                                (h)3,000                  3,009
Asset Backed Funding Certificates
  1.97%, 6/25/22                                                 (h)2,114                  2,115
  2.058%, 9/25/34                                                   1,700                  1,700
Bear Stearns Asset Management
  1.90%, 1/25/22                                                    2,600                  2,600
Capital Auto Receivables Asset Trust
  1.84%, 1/15/08                                                 (h)2,100                  2,103
Centex Home Equity Co. LLC
  2.82%, 1/25/19                                                 (g)2,049                  2,049
Chase Credit Card Master Trust
  5.50%, 11/17/08                                                   1,045                  1,093
Citibank Credit Card Issuance Trust
  6.90%, 10/15/07                                                   2,205                  2,305
  7.45%, 9/15/07                                                    1,430                  1,495
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                                      217                    217
GE Dealer Floorplan Master Note Trust
  1.861%, 7/20/08                                                (h)2,350                  2,350
Harley-Davidson Motorcycle Trust
  1.56%, 5/15/07                                                      707                    707
  2.18%, 1/15/09                                                    3,341                  3,337
Honda Auto Receivables Owner Trust
  2.52%, 2/15/07                                                    3,600                  3,605
JP Morgan Chase Commercial
 Mortgage Securities Corp.
  1.949%, 4/16/19                                             (e)(h)2,697                  2,699
MBNA Master Credit Card Trust
  5.90%, 8/15/11                                                      940                  1,025
  7.80%, 10/15/12                                                   2,715                  3,236
New Century Home Equity Loan Trust
  2.02%, 8/25/34                                                 (h)1,471                  1,471
Nissan Auto Receivables Owner Trust
  4.80%, 2/15/07                                                      751                    757
Peco Energy Transition Trust
  6.05%, 3/1/09                                                     1,250                  1,317
Residential Asset Securities Corp.
  1.928%, 9/25/21                                                (h)1,050                  1,050
  2.00%, 10/25/22                                                (h)2,962                  2,964
Residential Funding Mortgage Securities II
  1.99%, 2/25/13                                                 (h)1,085                  1,086
SLM Student Loan Trust
  1.697%, 1/25/13                                                (h)2,000                  2,005

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
  2.00%, 10/25/12                                    $           (h)4,000   $              3,999
TXU Electric Delivery Transition Bond Co.
  4.81%, 11/17/14                                                     700                    723
USAA Auto Owner Trust
  2.41%, 2/15/07                                                    1,400                  1,401
Wachovia Auto Owner Trust
  2.49%, 4/20/07                                                    3,400                  3,405
World Omni Auto Receivables Trust
  2.58%, 7/12/07                                                    2,500                  2,498
------------------------------------------------------------------------------------------------
                                                                                          58,321
================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.4%)
  Federal Home Loan Mortgage Corporation
  Inv Fl IO
  4.188%, 3/15/24                                                   5,116                    268
  6.291%, 3/15/32                                                   1,332                    121
  IO
  6.00%, 5/1/31                                                     2,278                    404
  6.50%, 4/1/28-5/15/33                                             4,225                    736
  8.00%, 1/1/28-6/1/31                                                470                     86
  IO PAC
  6.00%, 5/15/30-4/15/32                                            7,263                    712
  PAC
  10.00%, 6/15/20                                                      37                     37
Federal National Mortgage Association
  7.00%, 9/25/32                                                    1,697                  1,776
  Inv Fl IO
  6.26%, 12/25/29                                                     663                     35
  6.36%, 10/25/28                                                   1,167                     88
  6.656%, 5/18/27                                                   1,706                    167
  6.71%, 10/25/30                                                     568                     48
  IO
  6.00%, 8/25/32-11/25/32                                           4,124                    553
  6.50%, 2/25/33-5/25/33                                            6,021                  1,049
  7.00%, 4/25/33                                                    1,986                    357
  7.50%, 11/1/29                                                      721                    133
  8.00%, 4/1/24-8/1/31                                              2,170                    383
  9.00%, 11/1/26                                                      202                     38
Government National Mortgage Association
  Inv Fl IO
  6.821%, 8/16/29                                                   1,413                    142
  IO PAC
  5.50%, 3/20/33                                                      200                    @--
------------------------------------------------------------------------------------------------
                                                                                           7,133
================================================================================================
FEDERAL AGENCY (6.3%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                                (c)5,125                  5,148
Federal National Mortgage Association
  4.25%, 5/15/09                                                (i)27,840                 28,432
------------------------------------------------------------------------------------------------
                                                                                          33,580
================================================================================================
FINANCE (6.5%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                              (e)(h)1,910                  2,108
American General Finance Corp.
  4.625%, 9/1/10                                     $                915   $                926
AXA Financial, Inc.
  6.50%, 4/1/08                                                       760                    835
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                                       285                    299
Bank One Corp.
  6.00%, 2/17/09                                                    1,350                  1,459
CIT Group, Inc.
  2.875%, 9/29/06                                                     590                    587
  7.375%, 4/2/07                                                      195                    214
Citicorp
  6.375%, 11/15/08                                                    705                    775
  6.75%, 8/15/05                                                      640                    663
Citigroup, Inc.
  5.625%, 8/27/12                                                     915                    980
  5.75%, 5/10/06                                                      156                    163
  6.00%, 2/21/12                                                      465                    512
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                 (c)1,150                  1,132
EOP Operating LP
  4.75%, 3/15/14                                                      165                    160
  7.50%, 4/19/29                                                      710                    798
Farmers Exchange Capital
  7.05%, 7/15/28                                                   (e)795                    810
Farmers Insurance Exchange
  8.625%, 5/1/24                                                   (e)975                  1,155
FleetBoston Financial Corp.
  7.25%, 9/15/05                                                    1,145                  1,195
General Electric Capital Corp.
  4.25%, 12/1/10                                                   (c)445                    447
  6.75%, 3/15/32                                                    1,535                  1,773
Goldman Sachs Group, Inc.
  5.25%, 10/15/13                                                  (c)630                    636
  6.60%, 1/15/12                                                      730                    816
  6.875%, 1/15/11                                                     700                    792
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                      170                    168
  7.75%, 6/15/05                                                      475                    492
  7.90%, 6/15/10                                                      175                    207
Household Finance Corp.
  4.125%, 12/15/08                                                    450                    456
  5.875%, 2/1/09                                                      485                    523
  6.375%, 10/15/11                                                    538                    594
  6.40%, 6/17/08                                                      465                    508
  6.75%, 5/15/11                                                      365                    411
International Lease Finance Corp.
  3.75%, 8/1/07                                                       500                    503
J.P. Morgan Chase & Co.
  6.00%, 2/15/09                                                      940                  1,015
Mantis Reef Ltd.
  4.692%, 11/14/08                                               (e)1,100                  1,112
MBNA America Bank
  7.125%, 11/15/12                                                    345                    391

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
FINANCE (CONT'D)
MBNA Corp.
  6.125%, 3/1/13                                     $                950   $              1,023
Nationwide Mutual Insurance Co.
  8.25%, 12/1/31                                                   (e)745                    926
Prudential Holdings LLC
  7.245%, 12/18/23                                            (c)(e)1,415                  1,667
Rouse Co. (The)
  3.625%, 3/15/09                                                     335                    313
  5.375%, 11/26/13                                                    155                    148
SLM Corp.
  5.00%, 10/1/13                                                      865                    871
Washington Mutual Bank FA
  5.50%, 1/15/13                                                      170                    176
Washington Mutual, Inc.
  8.25%, 4/1/10                                                       785                    930
World Financial Properties
  6.91%, 9/1/13                                                  (e)2,337                  2,608
------------------------------------------------------------------------------------------------
                                                                                          34,277
================================================================================================
INDUSTRIALS (10.3%)
Aetna, Inc.
  7.875%, 3/1/11                                                    1,335                  1,578
Albertson's, Inc.
  7.50%, 2/15/11                                                   (c)465                    539
Altria Group, Inc.
  7.00%, 11/4/13                                                   (c)505                    528
  7.75%, 1/15/27                                                      635                    673
Amerada Hess Corp.
  7.875%, 10/1/29                                                     620                    719
America West Airlines, Inc.
  7.10%, 4/2/21                                                     1,207                  1,297
Anthem Insurance Cos., Inc.
  9.125%, 4/1/10                                                   (e)250                    310
Anthem, Inc.
  6.80%, 8/1/12                                                       100                    113
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                       395                    520
Caterpillar Financial Services Corp.
  1.80%, 8/20/07                                                 (h)1,030                  1,030
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                      460                    526
Comcast Cable Communications
  6.75%, 1/30/11                                                   (c)320                    355
Comcast Corp.
  6.50%, 1/15/15                                                      600                    649
Continental Airlines, Inc.
  6.545%, 2/2/19                                                   (c)346                    334
  6.648%, 9/15/17                                                     579                    543
  6.90%, 1/2/18                                                    (c)644                    621
Cooper Industries, Inc.
  5.25%, 7/1/07                                                       770                    808
CSX Corp.
  2.75%, 2/15/06                                                      345                    344
  9.00%, 8/15/06                                                      350                    386
CVS Corp.
  5.625%, 3/15/06                                    $                860   $                894
  6.204%, 10/10/25                                                    240                    254
DaimlerChrysler N.A. Holding Corp.
  7.75%, 1/18/11                                                      440                    512
  8.50%, 1/18/31                                                      545                    668
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                      830                  1,076
Enterprise Products Partners LP
  5.60%, 10/15/14                                                  (e)215                    217
Federated Department Stores, Inc.
  6.30%, 4/1/09                                                       370                    403
  6.625%, 9/1/08                                                      225                    247
  6.90%, 4/1/29                                                       140                    154
FedEx Corp.
  2.65%, 4/1/07                                                       550                    541
Ford Motor Co.
  6.375%, 2/1/29                                                      460                    405
Ford Motor Credit Co.
  7.25%, 10/25/11                                                   1,035                  1,122
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                      375                    381
  6.875%, 9/15/11                                                   3,155                  3,314
  8.00%, 11/1/31                                                      975                  1,012
GTE Corp.
  6.94%, 4/15/28                                                    1,360                  1,468
Historic TW, Inc.
  6.625%, 5/15/29                                                     420                    434
Honeywell International, Inc.
  6.125%, 11/1/11                                                  (c)870                    959
Hutchison Whampoa International Ltd.
  5.45%, 11/24/10                                               (c)(e)400                    409
  6.50%, 2/13/13                                                (c)(e)565                    596
Hyatt Equities LLC
  6.875%, 6/15/07                                                  (e)680                    726
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                     400                    405
Inco Ltd.
  7.20%, 9/15/32                                                      970                  1,110
  7.75%, 5/15/12                                                      300                    354
International Paper Co.
  4.25%, 1/15/09                                                      325                    326
Kerr-McGee Corp.
  5.875%, 9/15/06                                                     190                    199
  6.875%, 9/15/11                                                     250                    280
Kraft Foods, Inc.
  5.625%, 11/1/11                                                     480                    508
  6.25%, 6/1/12                                                       495                    542
Kroger Co. (The)
  7.70%, 6/1/29                                                    (c)120                    142
  8.00%, 9/15/29                                                      465                    567
Lowe's Cos., Inc.
  6.875%, 2/15/28                                                     480                    555

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Marriott International, Inc.
  7.00%, 1/15/08                                     $              1,270   $              1,388
May Department Stores Co. (The)
  6.70%, 9/15/28                                                    1,325                  1,379
  7.875%, 3/1/30                                                      225                    270
Miller Brewing Co.
  4.25%, 8/15/08                                                (c)(e)660                    672
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                      355                    409
News America Holdings
  7.75%, 2/1/24                                                       565                    661
  8.875%, 4/26/23                                                     375                    484
News America, Inc.
  7.30%, 4/30/28                                                      160                    181
Nexen, Inc.
  5.05%, 11/20/13                                                     590                    587
Norfolk Southern Corp.
  7.35%, 5/15/07                                                      225                    246
Northrop Grumman Corp.
  4.079%, 11/16/06                                                    580                    590
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                      170                    167
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                                    245                    268
  8.00%, 11/15/11                                                  (c)480                    544
  8.625%, 2/1/22                                                    1,155                  1,316
  9.125%, 10/13/10                                                 (c)185                    221
Petro-Canada
  4.00%, 7/15/13                                                      170                    159
  5.35%, 7/15/33                                                      395                    363
Raytheon Co.
  8.30%, 3/1/10                                                       460                    551
Sappi Papier Holding AG
  6.75%, 6/15/12                                                   (e)465                    511
Sealed Air Corp.
  5.625%, 7/15/13                                               (c)(e)850                    875
Southwest Airlines Co.
  5.496%, 11/1/06                                                     520                    538
Sprint Capital Corp.
  8.75%, 3/15/32                                                   (c)220                    280
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                (e)1,395                  1,551
TCI Communications, Inc.
  7.875%, 2/15/26                                                     520                    612
Time Warner, Inc.
  7.625%, 4/15/31                                                     650                    750
  7.70%, 5/1/32                                                       465                    542
Union Pacific Corp.
  6.65%, 1/15/11                                                      290                    323
  6.79%, 11/9/07                                                      225                    245
Verizon New England, Inc.
  6.50%, 9/15/11                                                   (c)610                    674
Waste Management, Inc.
  5.00%, 3/15/14                                     $             (c)410   $                411
  6.875%, 5/15/09                                                     830                    928
WellPoint Health Networks, Inc.
  6.375%, 6/15/06                                                     735                    776
Weyerhaeuser Co.
  6.00%, 8/1/06                                                       305                    321
  6.75%, 3/15/12                                                 (c)1,270                  1,426
WPP Finance UK Corp.
  5.875%, 6/15/14                                               (c)(e)825                    847
------------------------------------------------------------------------------------------------
                                                                                          54,719
================================================================================================
MORTGAGES -- OTHER (0.7%)
California Federal Savings & Loan Association
  8.80%, 1/1/14                                                      (d)6                      6
Countrywide Alternative Loan Trust
  2.03%, 7/25/34                                                 (h)1,146                  1,147
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                      (d)7                      7
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                       134                    135
Thornburg Mortgage Securities Trust
  1.99%, 6/25/44                                                 (h)1,372                  1,371
Washington Mutual Bank FA
  2.10%, 7/25/44                                                 (h)1,084                  1,086
------------------------------------------------------------------------------------------------
                                                                                           3,752
================================================================================================
SOVEREIGN (0.6%)
United Mexican States
  8.00%, 9/24/22                                                    1,020                  1,153
  8.30%, 8/15/31                                                      575                    655
  8.375%, 1/14/11                                                   1,130                  1,328
------------------------------------------------------------------------------------------------
                                                                                           3,136
================================================================================================
U.S. TREASURY SECURITIES (28.5%)
U.S. Treasury Bonds
  7.25%, 8/15/22                                                    7,500                  9,659
U.S. Treasury Strips
  IO
  4.66%, 5/15/16                                                 (c)8,000                  4,684
  4.76%, 2/15/17                                                 (c)5,000                  2,794
  4.93%, 8/15/18                                                 (c)3,950                  2,010
  4.99%, 2/15/19                                                (c)18,000                  8,864
  5.01%, 5/15/19                                                 (c)6,100                  2,959
  5.02%, 8/15/19                                                (c)21,500                 10,285
  5.04%, 11/15/19                                                (c)5,950                  2,803
  5.04%, 8/15/20                                                   14,400                  6,485
  5.05%, 2/15/20                                                (c)37,425                 17,386
  5.07%, 5/15/20                                                   16,700                  7,639
  5.08%, 2/15/21                                                (c)13,350                  5,825
  5.14%, 5/15/21                                                (c)58,590                 25,203
  5.16%, 11/15/21                                               (c)14,350                  5,998
  5.18%, 2/15/22                                                 (c)3,000                  1,234
  5.21%, 8/15/22                                                 (c)9,100                  3,629
  5.21%, 11/15/22                                                (c)3,475                  1,368
  5.23%, 2/15/23                                                   12,000                  4,648
  5.24%, 11/15/23                                                (c)5,000                  1,860

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (CONT'D)
  5.26%, 2/15/25                                     $          (c)20,200   $              7,014
  PO
  5/15/21                                                          17,625                  7,594
  11/15/21                                                       (c)8,000                  3,349
  2/15/25                                                          21,000                  7,321
------------------------------------------------------------------------------------------------
                                                                                         150,611
================================================================================================
UTILITIES (2.1%)
Appalachian Power Co.
  5.95%, 5/15/33                                                      440                    435
Arizona Public Service Co.
  5.80%, 6/30/14                                                      830                    876
Carolina Power & Light Co.
  5.125%, 9/15/13                                                     850                    872
Cincinnati Gas & Electric Co.
  5.375%, 6/15/33                                                     165                    152
  5.40%, 6/15/33                                                      225                    208
  5.70%, 9/15/12                                                      440                    466
Columbus Southern Power Co.
  6.60%, 3/1/33                                                       310                    340
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                      720                    787
Detroit Edison Co.
  6.125%, 10/1/10                                                     120                    132
Duke Energy Corp.
  3.75%, 3/5/08                                                    (c)335                    337
  4.50%, 4/1/10                                                       560                    570
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                       345                    341
Exelon Corp.
  6.75%, 5/1/11                                                       545                    609
Ohio Edison Co.
  5.45%, 5/1/15                                                       515                    523
Ohio Power Co.
  6.60%, 2/15/33                                                      325                    356
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                       850                    868
Public Service Electric & Gas Co.
  5.00%, 1/1/13                                                       580                    592
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                               (c)(e)890                  1,052
South Carolina Electric & Gas Co.
  5.30%, 5/15/33                                                      265                    254
Southern California Edison Co.
  5.00%, 1/15/14                                                      120                    122
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                      425                    481
TXU Energy Co. LLC
  7.00%, 3/15/13                                                   (c)515                    583
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                     165                    166
------------------------------------------------------------------------------------------------
                                                                                          11,122
================================================================================================

                                                                                           VALUE
                                                                                           (000)
------------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $610,831)                             $            618,415
================================================================================================

                                                                   SHARES
------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.6%)
MORTGAGES -- OTHER (0.6%)
Home Ownership Funding Corp.
  13.331%, (COST $2,925)                                         (e)7,150                  2,959
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (30.3%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (14.2%)
Calyon, N.Y.
  1.91%, 10/1/04                                     $           (h)3,584                  3,584
CC USA, Inc.,
  1.75%, 10/15/04                                                   1,342                  1,342
Chase Credit Card Master Trust
  1.77%, 10/15/04                                                  (h)996                    996
CIT Group Holdings
  0.25%, 10/29/04                                                  (h)349                    349
  1.74%, 11/15/04                                                (h)1,894                  1,894
Clipper Receivables Corp.
  1.79%, 11/2/04                                                      994                    994
Compass Securitization
  1.80%, 10/29/04                                                     690                    690
Corporate Asset Funding Co., Inc.
  1.75%, 11/8/04                                                    1,490                  1,490
CXC
  1.74%, 11/10/04                                                     993                    993
Discover Card Master Trust
  1.75%, 10/15/04                                             (h)(k)1,659                  1,659
Federal National Mortgage Association
  1.78%, 11/8/04                                                    3,726                  3,726
Gemini Securitization Corp.
  1.73%, 11/1/04                                                    1,245                  1,245
Greyhawk Funding
  1.79%, 11/4/04                                                    1,242                  1,242
Independence Funding LLC
  1.80%, 10/27/04                                                   1,243                  1,243
Jackson National Life Global Funding
  1.84%, 10/1/04                                                 (h)1,246                  1,246
Landesbank Hessen Thur London
  1.50%, 11/19/04                                                   1,246                  1,246
Links Finance LLC
  1.82%, 10/26/04                                                (h)1,245                  1,245
Mane Funding Corp.
  1.79%, 10/27/04                                                   1,685                  1,685
Natexis Banques Populaires N.Y.
  2.02%, 10/1/04                                                 (h)1,991                  1,991
Nationwide Building Society
  1.97%, 12/28/04                                                (h)2,888                  2,888
Pfizer, Inc.
  1.75%, 10/7/04                                                 (h)2,489                  2,489
Procter & Gamble Co.
  1.83%, 12/9/04                                                 (h)1,021                  1,021
Royal Bank of Canada N.Y.
  1.8%, 10/25/04                                                 (h)2,489                  2,489

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Sears Credit Account Master Trust
  1.79%, 10/15/04                                    $           (h)1,992   $              1,992
Societe Generale London
  1.54%, 11/12/04                                                   1,245                  1,245
Societe Generale N.Y.
  1.91%, 10/1/04                                                 (h)2,415                  2,415
Southtrust Bank N.A.
  1.65%, 11/5/04                                                    2,489                  2,489
Ticonderoga Funding LLC
  1.69%, 10/8/04                                                    1,243                  1,243
UBS Securities LLC
  1.88%, 10/1/04                                                   21,838                 21,838
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                   2,489                  2,489
Washington Mutual Bank
  1.68%, 11/12/04                                                   2,491                  2,491
Westdeutsche Landesbank N.Y.
  1.84%, 10/1/04                                                 (h)1,245                  1,245
------------------------------------------------------------------------------------------------
                                                                                          75,194
================================================================================================

                                                                   SHARES
------------------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
JPMorgan Securities Lending Collateral
  Investment Fund                                                 378,396                    378
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
------------------------------------------------------------------------------------------------
DISCOUNT NOTES (5.7%)
Federal Home Loan Bank,
  1.75%, 10/15/04                                    $             15,000                 14,990
Federal Home Loan Mortgage Corporation,
  1.80%, 11/2/04                                                   10,000                  9,986
Federal National Mortgage Association,
  2.138%, 5/16/05                                                   5,000                  4,933
------------------------------------------------------------------------------------------------
                                                                                          29,909
================================================================================================
REPURCHASE AGREEMENT (10.2%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $54,079                                      (f)54,077                 54,077
------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
U.S. Treasury Bills
  1.83%, 1/13/05                                                   (j)300                    298
  2.04%, 3/24/05                                                   (j)500                    495
------------------------------------------------------------------------------------------------
                                                                                             793
================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $160,353)                                           160,351
================================================================================================
TOTAL INVESTMENTS (147.7%) (COST $774,109)                                               781,725
------------------------------------------------------------------------------------------------

(c)       All or a portion of security on loan at September 30, 2004.
(d) Security was valued at fair value -- At September 30, 2004, the Portfolio held $13,000 of fair valued securities, representing less than 0.05% of net assets.
(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(i)       Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
(k) Security's issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note G)
@         Value/Face Amount is less than $500.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2004.
IO        Interest Only
PAC       Planned Amortization Class
PO        Principal Only
TBA       To be announced

STATEMENT OF ASSETS & LIABILITIES

                                                                   AMOUNT                 AMOUNT
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
ASSETS (158.5%)
  Total Investments, at Value (Cost $774,109) --
    Including Repurchase Agreement of $54,077
    and $94,721 of Securities Loaned                 $            781,725
  Receivable for Delayed Delivery Commitments                      47,111
  Due from Broker                                                   4,861
  Interest Receivable                                               3,052
  Receivable for Investments Sold                                   1,338
  Receivable for Portfolio Shares Sold                                609
  Net Unrealized Appreciation on Swap Agreements                      369
  Other                                                                21   $            839,086
------------------------------------------------------------------------------------------------
LIABILITIES (-58.5%)
  Payable for Delayed Delivery Commitments                       (194,919)
  Collateral on Securities Loaned, at Value                       (75,572)
  Payable for Investments Purchased                               (33,990)
  Interest Payable for Swap Agreements                             (4,542)
  Payable for Investment Advisory Fees                               (514)
  Bank Overdraft Payable                                             (114)
  Payable for Portfolio Shares Redeemed                              (101)
  Payable for Administrative Fees                                     (43)
  Payable for Trustees' Fees and Expenses                             (17)
  Payable for Custodian Fees                                           (6)
  Other Liabilities                                                   (31)              (309,849)
------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                           $            529,237
================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                                          AMOUNT
                                                                                           (000)
------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                             $            516,028
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                        6,303
Accumulated Net Realized Gain (Loss)                                                        (403)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                              7,616
  Futures Contracts                                                                         (676)
  Swap Agreements                                                                            369
------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $            529,237
================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                  $            527,837
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 45,621,234 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                           $              11.57
================================================================================================
ADVISER CLASS:
NET ASSETS                                                                  $              1,400
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 121,062 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                           $              11.56
================================================================================================

FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                   NET
                                                                UNREALIZED
                      NUMBER                                   APPRECIATION
                        OF            VALUE    EXPIRATION     (DEPRECIATION)
                    CONTRACTS         (000)       DATE             (000)
-----------------------------------------------------------------------------
LONG:
 U.S. Treasury
  2 yr. Note               55    $   11,618      Dec-04       $            (1)
 U.S. Treasury
  10 yr. Note              55         6,194      Dec-04                   (40)
 U.S. Treasury
  Long Bond               303        34,002      Dec-04                  (240)

SHORT:
 U.S. Treasury
  5 yr. Note              597        66,118      Dec-04                  (395)
                                                              ---------------
                                                              $          (676)
                                                              ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

U.S. CORE FIXED INCOME PORTFOLIO

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class Shares had a total return of 4.33% compared to 3.81% for the Citigroup U.S. Broad Investment Grade Bond Index ("the Index").

FACTORS AFFECTING PERFORMANCE

   - Economic data improved over the course of the twelve-month period, with strong employment gains posted in the first half of the calendar year. The Federal Reserve increased official short-term interest rates three times during 2004. Short- and intermediate-maturity U.S. Treasury yields rose sharply, while most corporate and mortgage yield spreads tended to narrow.

   - The Portfolio's emphasis on higher-coupon mortgage securities had a highly favorable effect on relative performance during the fiscal year, as did excellent security selection decisions within the credit area. The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period, as the yield sacrificed to maintain this position offset the benefit of rising interest rates.

   - The Portfolio's underweight in Agency debentures, opportunistic holdings of non-dollar issues, and use of swap transactions did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

   - Higher-coupon mortgages continue to offer the best relative value in the mortgage sector, and represent the bulk of the Portfolio's overweight in this area. As has been the case, prices and yields of these securities continue to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

   - In response to narrowing yield spreads, the Portfolio has a smaller emphasis on credit risk (i.e. exposure to corporate bonds) today relative to a year ago. It now maintains a sensitivity to credit yield spreads slightly below that of the benchmark, with an overweight in medium-quality credits (e.g., industrial, lodging & leisure, and paper companies) and an underweight in higher-quality credits (e.g., banks and brokerage firms) where the majority of the yield spread represents mere compensation for liquidity risk.

   - A defensive, below-Index IRS posture remains warranted to preserve capital. The bulk of the underweight is in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast. The below-Index IRS position represents the most attractive relative value opportunity within the Portfolio at this time.

   - We believe that most high-quality non-Treasury sectors do not offer sufficient value; as such, the Portfolio maintains a large underweight in Agency debentures.

   - The Portfolio is paying fixed rates on interest-rate swaps and receiving variable rates from highly-rated counterparties; we believe this strategy will benefit in an environment where liquidity spreads widen, which is most likely as the Federal reserve withdraws additional liquidity from the banking system.

[CHART]

   COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                  U.S. CORE FIXED         CITIGROUP U.S.      LIPPER A-RATED
                 INCOME PORTFOLIO -      BROAD INVESTMENT     CORPORATE DEBT
                INSTITUTIONAL CLASS        GRADE INDEX         FUNDS INDEX
"1994"                5,000,000              5,000,000           5,000,000
"1995"                5,716,018              5,702,434           5,731,875
"1996"                5,968,283              5,984,003           5,975,142
"1997"                6,577,059              6,565,546           6,582,568
"1998"                7,223,413              7,318,462           7,254,945
"1999"                7,142,769              7,298,645           7,133,388
"2000"                7,562,903              7,803,185           7,549,086
"2001"                8,597,183              8,820,632           8,448,515
"2002"                9,283,522              9,560,843           9,050,548
"2003"                9,711,492             10,085,734           9,601,047
"2004"               10,132,000             10,470,000           9,961,490

                                          FISCAL YEAR ENDED SEPTEMBER 30
[CHART]

 COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT SINCE COMMENCEMENT
                                   OF OFFERING

                  U.S. CORE FIXED         CITIGROUP U.S.      LIPPER A-RATED
                 INCOME PORTFOLIO -      BROAD INVESTMENT     CORPORATE DEBT
                   ADVISER CLASS           GRADE INDEX         FUNDS INDEX
  **                  500,000                 500,000             500,000
"1999"                498,048                 501,759             497,881
"2000"                526,337                 536,445             526,895
"2001"                596,287                 606,391             589,671
"2002"                643,096                 657,278             631,691
"2003"                670,620                 693,363             670,113
"2004"                698,250                 719,780             695,271

                                          FISCAL YEAR ENDED SEPTEMBER 30
*    Minimum Investment
**   Commenced offering on March 1, 1999.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP U.S. BROAD INVESTMENT GRADE BOND INDEX(1) AND THE LIPPER A-RATED CORPORATE DEBT FUNDS INDEX(2)

                                                                             TOTAL RETURNS(3)
                                                           ---------------------------------------------------
                                                                                  AVERAGE ANNUAL
                                                                    ------------------------------------------
                                                              ONE           FIVE            TEN          SINCE
                                                             YEAR          YEARS          YEARS   INCEPTION(6)
--------------------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(4)                          4.33%          7.24%          7.32%          8.50%
Citigroup U.S. Broad Investment Grade
  Bond Index                                                 3.81           7.48           7.67           8.41
Lipper A-Rated Corporate Debt Funds Index                    3.75           6.91           7.14           8.01
Portfolio -- Adviser Class(5)                                4.12           6.99             --           6.16
Citigroup U.S. Broad Investment Grade
  Bond Index                                                 3.81           7.48             --           6.82
Lipper A-Rated Corporate Debt Funds Index                    3.75           6.91             --           6.07

(1) The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year.
(2) The Lipper A-Rated Corporate Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper A-Rated Corporate Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper A-Rated Corporate Debt Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on September 29, 1987.
(5)  Commenced offering on March 1, 1999.
(6) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                        EXPENSES PAID
                                                    ENDING ACCOUNT     DURING PERIOD*
                                       BEGINNING             VALUE   APRIL 1, 2004 --
                                   ACCOUNT VALUE     SEPTEMBER 30,      SEPTEMBER 30,
                                   APRIL 1, 2004              2004              2004
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                           $      1,000.00   $      1,014.50   $          2.52
Hypothetical (5% average
annual return before expenses)          1,000.00          1,022.50              2.53

ADVISER CLASS
Actual                                  1,000.00          1,013.50              3.78
Hypothetical (5% average
annual return before expenses)          1,000.00          1,021.25              3.79

* Expenses are equal to Institutional Class' and Adviser Class' annualized expense ratios of 0.50% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

[CHART]

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry and/or investment type, as a percentage of total investments.

[CHART]

Agency Fixed Rate Mortgages           30.6%
U.S. Treasury Securities              21.4%
Asset Backed Corporates                7.4%
Industrials                            6.6%
Finance                                4.3%
Federal Agency                         4.0%
Short-Term Investments                21.9%
Other*                                 3.8%

* Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS

U.S. CORE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (118.7%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.0%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  3.375%, 2/20/25-1/20/28                            $              1,727   $              1,747
  4.625%, 10/20/27-12/20/27                                            71                     72
  4.75%, 8/20/25-9/20/27                                              453                    460
------------------------------------------------------------------------------------------------
                                                                                           2,279
================================================================================================
AGENCY FIXED RATE MORTGAGES (46.7%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  10.00%, 10/1/12-11/1/20                                             102                    113
  11.50%, 8/1/19                                                       51                     59
 Gold Pools:
  6.50%, 2/1/29-4/1/29                                                115                    121
  7.50%, 1/1/30-6/1/32                                              1,599                  1,716
  8.00%, 10/1/29-10/1/31                                            1,121                  1,220
  8.50%, 3/1/30-7/1/31                                                520                    568
  10.00%, 6/1/17-3/1/21                                               172                    191
  12.00%, 11/1/19                                                      10                     11
 October TBA
  5.00%, 10/1/19                                                 (i)2,500                  2,539
  5.50%, 10/1/19                                                 (i)2,225                  2,298
  6.00%, 10/1/34                                                 (i)4,450                  4,596
  6.50%, 10/1/34                                                 (i)2,500                  2,623
Federal National Mortgage Association,
 Conventional Pools:
  6.50%, 7/1/29-4/1/33                                              2,404                  2,525
  7.00%, 2/1/26-5/1/33                                              7,458                  7,915
  7.50%, 7/1/29-7/1/32                                              5,608                  6,012
  8.00%, 4/1/25-8/1/32                                              5,131                  5,582
  8.50%, 5/1/23-5/1/32                                              4,184                  4,580
  9.00%, 4/1/26                                                     1,036                  1,159
  9.50%, 2/1/20-8/1/21                                                315                    356
  10.00%, 8/1/18-2/1/25                                                83                     94
  10.50%, 11/1/10-10/1/18                                              92                    104
  11.00%, 9/1/19-9/1/20                                               162                    184
  11.50%, 11/1/19                                                     119                    134
 October TBA
  4.50%, 10/1/19                                                 (i)3,950                  3,936
  5.50%, 10/1/19-10/1/34                                        (i)14,450                 14,797
  6.50%, 10/1/34                                                 (i)8,200                  8,602
 November TBA
  5.00%, 11/1/19                                                 (i)3,425                  3,471
  5.50%, 11/1/19-11/1/34                                         (i)5,275                  5,375
  6.50%, 11/1/34                                                (i)25,850                 27,054
Government National Mortgage Association,
 Various Pools:
  9.00%, 11/15/17                                                      69                     77
  9.50%, 12/15/17-12/15/21                                            503                    569
  10.00%, 9/15/18-4/15/25                                             448                    506
  10.50%, 2/15/13-2/15/25                                             935                  1,065
  11.00%, 12/15/09-7/15/20                                             89                    101
  11.50%, 4/15/13-8/15/13                                              77                     88
  12.00%, 12/15/12-3/15/14                           $                 13   $                 15
------------------------------------------------------------------------------------------------
                                                                                         110,356
================================================================================================
ASSET BACKED CORPORATES (11.3%)
American Express Credit Account Master Trust
  1.87%, 12/15/09                                                (h)1,650                  1,655
Asset Backed Funding Certificates
  1.97%, 6/25/22                                                   (h)865                    865
  2.058%, 9/25/34                                                  (h)750                    750
Bear Stearns
  1.90%, 1/25/22                                                    1,125                  1,125
Capital Auto Receivables Asset Trust
  1.84%, 1/15/08                                                   (h)950                    951
Centex Home Equity
  1.833%, 9/25/19                                                  (g)809                    806
  2.82%, 1/25/19                                                   (g)838                    838
Chase Credit Card Master Trust
  5.50%, 11/17/08                                                     865                    905
Citibank Credit Card Issuance Trust
  6.875%, 11/16/09                                               (c)1,240                  1,370
  7.45%, 9/15/07                                                      705                    737
GE Capital Credit Card Master Note Trust
  1.899%, 9/15/10                                                (h)1,050                  1,050
GE Dealer Floorplan Master Note Trust
  1.861%, 7/20/08                                                  (h)950                    950
Harley-Davidson Motorcycle Trust
  1.91%, 4/15/07                                                      102                    102
  2.18%, 1/15/09                                                    1,371                  1,369
Honda Auto Receivables Owner Trust
  2.52%, 2/15/07                                                    1,500                  1,502
JPMorgan Chase Commercial Mortgage
 Securities Corp.
  1.949%, 4/16/19                                             (e)(h)1,099                  1,100
MBNA Master Credit Card Trust
  7.80%, 10/15/12                                                   1,480                  1,764
Nissan Auto Receivables Owner Trust
  4.80%, 2/15/07                                                      343                    345
Residential Asset Securities Corp.
  1.928%, 9/25/21                                                  (h)475                    475
Residential Funding Mortgage Securities II
  1.99%, 2/25/13                                                   (h)434                    435
SLM Student Loan Trust
  1.697%, 1/25/13                                                  (h)800                    802
  2.00%, 10/25/12                                                (h)1,750                  1,749
TXU Electric Delivery Transition Bond Co.
  4.81%, 11/17/14                                                     300                    310
USAA Auto Owner Trust
  2.41%, 2/15/07                                                      550                    550
Wachovia Auto Owner Trust
  2.49%, 4/20/07                                                    1,450                  1,452
Wells Fargo Financial Auto Owner Trust
  1.47%, 3/15/07                                                    1,100                  1,096
Wells Fargo Home Equity Trust
  2.01%, 2/25/18                                                   (h)650                    650

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
World Omni Auto Receivables Trust
  2.58%, 7/12/07                                     $              1,000   $                999
------------------------------------------------------------------------------------------------
                                                                                          26,702
================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.3%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  4.188%, 3/15/24                                                   1,023                     54
  Inv Fl IO TAC
  6.79%, 10/15/29                                                     197                     12
  IO
  5.00%, 12/15/16                                                   2,181                    233
  6.00%, 5/1/31                                                     1,461                    259
  6.50%, 4/1/28-5/15/33                                             2,729                    476
  8.00%, 1/1/28-6/1/31                                                172                     32
Federal National Mortgage Association
  Inv Fl IO
  5.763%, 2/17/31                                                     742                     72
  6.26%, 12/25/29                                                     417                     22
  6.36%, 10/25/28                                                   1,218                     92
  IO
  6.00%, 8/25/32-11/25/32                                           2,583                    348
  6.50%, 2/25/33-5/25/33                                            3,746                    656
  7.00%, 4/25/33                                                    1,591                    286
  8.00%, 4/1/24-8/1/31                                              1,440                    255
  9.00%, 11/1/26                                                       76                     14
Government National Mortgage Association
  Inv Fl IO
  5.801%, 9/16/31                                                     256                     20
  6.171%, 12/16/25                                                  1,111                    103
  6.188%, 9/16/27                                                     482                     45
  6.689%, 9/20/30                                                     254                     24
  6.821%, 8/16/29                                                   1,104                    113
------------------------------------------------------------------------------------------------
                                                                                           3,116
================================================================================================
FEDERAL AGENCY (6.2%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                                (c)3,000                  3,013
Federal National Mortgage Association
  4.25%, 5/15/09                                                (i)11,335                 11,576
------------------------------------------------------------------------------------------------
                                                                                          14,589
================================================================================================
FINANCE (6.5%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                   (e)965                  1,065
American General Finance Corp.
  4.625%, 5/15/09-9/1/10                                              550                    558
AXA Financial, Inc.
  6.50%, 4/1/08                                                       105                    115
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                                       165                    173
CIT Group, Inc.
  2.875%, 9/29/06                                                     340                    338
Citicorp
  6.375%, 11/15/08                                                    380                    418
Citigroup, Inc.
  5.625%, 8/27/12                                    $                525   $                562
  5.75%, 5/10/06                                                       90                     94
  6.00%, 2/21/12                                                      120                    132
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                   (c)455                    448
EOP Operating LP
  4.75%, 3/15/14                                                       65                     63
  7.50%, 4/19/29                                                      280                    315
Equitable Life Assurance Society U.S.A.
  6.95%, 12/1/05                                                   (e)860                    901
Farmers Exchange Capital
  7.05%, 7/15/28                                                   (e)165                    168
Farmers Insurance Exchange
  8.625%, 5/1/24                                                   (e)475                    563
FleetBoston Financial Corp.
  7.25%, 9/15/05                                                      405                    423
General Electric Capital Corp.
  4.25%, 12/1/10                                                   (c)230                    231
  6.75%, 3/15/32                                                      575                    664
Goldman Sachs Group, Inc.
  6.875%, 1/15/11                                                     700                    792
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                      360                    356
Household Finance Corp.
  4.125%, 12/15/08                                                    100                    101
  5.875%, 2/1/09                                                      270                    291
  6.375%, 10/15/11                                                    185                    204
  6.75%, 5/15/11                                                      235                    265
John Hancock Financial Services, Inc.
  5.625%, 12/1/08                                                     295                    315
JPMorgan Chase & Co.
  6.00%, 2/15/09                                                      635                    686
Mantis Reef Ltd.
  4.692%, 11/14/08                                                 (e)400                    404
MBNA Corp.
  6.125%, 3/1/13                                                      475                    511
Nationwide Mutual Insurance Co.
  8.25%, 12/1/31                                                   (e)225                    280
Prudential Holdings LLC
  7.245%, 12/18/23                                                 (e)625                    737
Rouse Co. (The)
  3.625%, 3/15/09                                                      95                     89
  5.375%, 11/26/13                                                     90                     86
SLM Corp.
  5.00%, 10/1/13                                                   (c)490                    493
U.S. Bank N.A.
  2.85%, 11/15/06                                                     455                    454
Wachovia Corp.
  4.95%, 11/1/06                                                   (c)760                    790
Washington Mutual, Inc.
  8.25%, 4/1/10                                                       380                    450

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
FINANCE (CONT'D)
World Financial Properties
  6.95%, 9/1/13                                      $             (e)739   $                827
------------------------------------------------------------------------------------------------
                                                                                          15,362
================================================================================================
INDUSTRIALS (10.0%)
Aetna, Inc.
  7.875%, 3/1/11                                                      550                    650
Albertson's, Inc.
  7.50%, 2/15/11                                                   (c)175                    203
Altria Group, Inc.
  7.00%, 11/4/13                                                      285                    298
  7.75%, 1/15/27                                                      155                    164
Amerada Hess Corp.
  6.65%, 8/15/11                                                   (c)310                    343
America West Airlines, Inc.
  7.10%, 4/2/21                                                       630                    676
Anthem Insurance Cos., Inc.
  9.125%, 4/1/10                                                   (e)200                    248
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                       175                    230
Caterpillar Financial Services Corp.
  1.80%, 8/20/07                                                   (h)435                    435
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                      195                    223
Comcast Cable Communications
  6.75%, 1/30/11                                                       65                     72
Comcast Corp.
  6.50%, 1/15/15                                                      555                    601
Continental Airlines, Inc.
  6.545%, 2/2/19                                                      363                    350
  7.461%, 4/1/15                                                       98                     91
Cooper Industries, Inc.
  5.25%, 7/1/07                                                       405                    425
CSX Corp.
  2.75%, 2/15/06                                                      150                    150
  9.00%, 8/15/06                                                       95                    105
CVS Corp.
  5.789%, 1/10/26                                                  (e)256                    260
  6.204%, 10/10/25                                                 (e)142                    150
DaimlerChrysler N.A. Holding Corp.
  7.30%, 1/15/12                                                   (c)395                    449
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                      360                    467
Enterprise Products Operating LP
  5.60%, 10/15/14                                                   (e)95                     96
Federated Department Stores, Inc.
  6.625%, 9/1/08                                                      120                    132
  6.90%, 4/1/29                                                       170                    187
FedEx Corp.
  2.65%, 4/1/07                                                       215                    212
Ford Motor Co.
  6.625%, 10/1/28                                                     105                     95
Ford Motor Credit Co.
  7.25%, 10/25/11                                                     535                    580
France Telecom S.A.
  9.50%, 3/1/31                                      $                155   $                206
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                      275                    279
  6.875%, 9/15/11                                                   1,155                  1,213
  8.00%, 11/1/31                                                      405                    420
GTE Corp.
  6.94%, 4/15/28                                                      725                    783
Honeywell International, Inc.
  6.125%, 11/1/11                                                     250                    276
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                                                (c)(e)340                    359
Hyatt Equities LLC
  6.875%, 6/15/07                                                  (e)280                    299
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                     235                    238
Inco Ltd.
  7.20%, 9/15/32                                                       45                     51
  7.75%, 5/15/12                                                      440                    519
International Paper Co.
  4.25%, 1/15/09                                                      110                    110
Kerr-McGee Corp.
  5.875%, 9/15/06                                                     115                    120
  6.875%, 9/15/11                                                      90                    101
Kraft Foods, Inc.
  5.625%, 11/1/11                                                     175                    185
  6.25%, 6/1/12                                                       255                    279
Kroger Co. (The)
  7.50%, 4/1/31                                                       140                    163
Lowe's Cos., Inc.
  6.50%, 3/15/29                                                      190                    211
  6.875%, 2/15/28                                                     110                    127
Marriott International, Inc.
  7.00%, 1/15/08                                                   (c)740                    809
May Department Stores Co. (The)
  6.70%, 9/15/28                                                      900                    937
Miller Brewing Co.
  4.25%, 8/15/08                                                (c)(e)245                    249
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                   (c)170                    196
News America Holdings
  7.75%, 2/1/24                                                       440                    515
News America, Inc.
  7.125%, 4/8/28                                                       80                     89
Nexen, Inc.
  5.05%, 11/20/13                                                     220                    219
Norfolk Southern Corp.
  7.35%, 5/15/07                                                      165                    181
Northrop Grumman Corp.
  4.079%, 11/16/06                                                    235                    239
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                       65                     64
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                                  1,045                  1,142

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Petro-Canada
  5.35%, 7/15/33                                     $                180   $                165
Raytheon Co.
  4.85%, 1/15/11                                                    (c)35                     36
  8.30%, 3/1/10                                                       145                    173
Sappi Papier Holding AG
  6.75%, 6/15/12                                                   (e)230                    253
Sealed Air Corp.
  5.625%, 7/15/13                                               (c)(e)325                    335
Southwest Airlines Co.
  5.496%, 11/1/06                                                     325                    336
Sprint Capital Corp.
  8.75%, 3/15/32                                                       80                    102
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                  (e)439                    488
Telecom Italia Capital S.A.
  4.00%, 11/15/08                                               (c)(e)115                    116
Time Warner, Inc.
  7.625%, 4/15/31                                                     260                    300
  7.70%, 5/1/32                                                       335                    391
Union Pacific Corp.
  3.625%, 6/1/10                                                   (c)305                    294
Verizon Global Funding Corp.
  7.75%, 12/1/30                                                    (c)90                    108
Waste Management, Inc.
  5.00%, 3/15/14                                                    (c)85                     85
  6.875%, 5/15/09                                                     425                    475
WellPoint Health Networks, Inc.
  6.375%, 6/15/06                                                     380                    401
Weyerhaeuser Co.
  6.00%, 8/1/06                                                       175                    184
  6.75%, 3/15/12                                                   (c)525                    590
WPP Finance UK Corp.
  5.875%, 6/15/14                                               (c)(e)335                    344
------------------------------------------------------------------------------------------------
                                                                                          23,647
================================================================================================
MORTGAGES -- OTHER (0.7%)
Countrywide Alternative Loan Trust
  2.03%, 7/25/34                                                   (h)450                    451
Gemsco Mortgage Pass Through Certificate
  8.696%, 11/25/10                                                     23                     23
Thornburg Mortgage Securities Trust
  1.99%, 6/25/44                                                   (h)594                    594
Washington Mutual
  2.10%, 7/25/44                                                   (h)443                    444
------------------------------------------------------------------------------------------------
                                                                                           1,512
================================================================================================
SOVEREIGN (0.5%)
United Mexican States
  8.00%, 9/24/22                                                      180                    203
  8.30%, 8/15/31                                                      755                    861
  8.375%, 1/14/11                                                     180                    212
------------------------------------------------------------------------------------------------
                                                                                           1,276
================================================================================================
U.S. TREASURY SECURITIES (32.7%)
U.S. Treasury Bonds
  6.125%, 8/15/29                                    $           (c)4,850   $              5,654
  8.125%, 8/15/21                                                (c)7,250                 10,057
U.S. Treasury Strips
  IO
  4.66%, 5/15/16                                                 (c)1,000                    585
  4.76%, 2/15/17                                                 (c)2,000                  1,118
  4.93%, 8/15/18                                                 (c)1,850                    941
  4.99%, 2/15/19                                                    8,400                  4,137
  5.01%, 5/15/19                                                 (c)1,000                    485
  5.02%, 8/15/19                                                (c)20,350                  9,735
  5.04%, 11/15/19-8/15/20                                        (c)5,000                  2,314
  5.05%, 2/15/20                                                 (c)6,075                  2,822
  5.07%, 5/15/20                                                (c)17,325                  7,925
  5.08%, 2/15/21                                                 (c)5,600                  2,444
  5.14%, 5/15/21                                                (c)30,605                 13,165
  5.16%, 11/15/21                                                (c)5,425                  2,268
  5.18%, 2/15/22                                                 (c)1,000                    411
  5.21%, 8/15/22-11/15/22                                        (c)8,100                  3,219
  5.23%, 2/15/23                                                    2,500                    968
  5.24%, 11/15/23                                                (c)2,750                  1,023
  5.26%, 2/15/25                                                 (c)8,085                  2,807
  PO
  11/15/21-2/15/25                                              (c)13,675                  5,112
------------------------------------------------------------------------------------------------
                                                                                          77,190
================================================================================================
UTILITIES (1.8%)
Arizona Public Service Co.
  5.80%, 6/30/14                                                      330                    349
Carolina Power & Light Co.
  5.125%, 9/15/13                                                     305                    313
Cincinnati Gas & Electric Co.
  5.70%, 9/15/12                                                      175                    185
Columbus Southern Power Co.
  6.60%, 3/1/33                                                       250                    275
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                      195                    213
Detroit Edison Co.
  6.125%, 10/1/10                                                     100                    110
Duke Energy Corp.
  3.75%, 3/5/08                                                       180                    181
  4.50%, 4/1/10                                                       335                    341
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                       200                    198
Exelon Corp.
  6.75%, 5/1/11                                                       175                    196
Ohio Edison Co.
  5.45%, 5/1/15                                                       230                    233
Ohio Power Co.
  6.60%, 2/15/33                                                      175                    192
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                       340                    347
Public Service Electric & Gas Co.
  5.00%, 1/1/13                                                       345                    352

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                     FACE
                                                                   AMOUNT                  VALUE
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                    $             (e)225   $                266
South Carolina Electric & Gas Co.
  5.30%, 5/15/33                                                      170                    163
Southern California Edison Co.
  5.00%, 1/15/14                                                       75                     76
TXU Energy Co. LLC
  7.00%, 3/15/13                                                      175                    198
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                     105                    105
------------------------------------------------------------------------------------------------
                                                                                           4,293
================================================================================================
  TOTAL FIXED INCOME SECURITIES ($277,876)                                               280,322
================================================================================================

                                                                   SHARES
------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.5%)
MORTGAGES -- OTHER
Home Ownership Funding Corp.
  13.331% (COST $1,213)                                          (e)2,975                  1,231
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (33.6%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (15.6%)
Calyon, N.Y.
  1.91%, 10/1/04                                     $           (h)1,748                  1,748
CC USA, Inc.
  1.75%, 10/15/04                                                     654                    654
Chase Credit Card Master Trust
  1.77%, 10/15/04                                                  (h)485                    485
CIT Group Holdings
  0.25%, 10/29/04                                                  (h)170                    170
  1.74%, 11/15/04                                                  (h)924                    924
Clipper Receivables Corp.
  1.79%, 11/2/04                                                      485                    485
Compass Securitization
  1.80%, 10/29/04                                                     336                    336
Corporate Asset Funding Co., Inc.
  1.75%, 11/8/04                                                      726                    726
CXC,
  1.74%, 11/10/04                                                     484                    484
Discover Card Master Trust
  1.75%, 10/15/04                                               (h)(k)809                    809
Federal National Mortgage Association
  1.78%, 11/8/04                                                    1,817                  1,817
Gemini Securitization Corp.
  1.73%, 11/1/04                                                      607                    607
Greyhawk Funding
  1.79%, 11/4/04                                                      606                    606
Independence Funding LLC
  1.80%, 10/27/04                                                     606                    606
Jackson National Life Global Funding
  1.84%, 10/1/04                                                   (h)607                    607
Landesbank Hessen Thur London
  1.50%, 11/19/04                                                     607                    607
Links Finance LLC
  1.82%, 10/26/04                                                  (h)607                    607
Mane Funding Corp.
  1.79%, 10/27/04                                                     821                    821
Natexis Banques Populaires N.Y.
  2.02%, 10/1/04                                                   (h)971                    971
Nationwide Building Society
  1.97%, 12/28/04                                                (h)1,408                  1,408
Pfizer, Inc.
  1.75%, 10/7/04                                                 (h)1,214                  1,214
Procter & Gamble Co.
  1.83%, 12/9/04                                                   (h)498                    498
Royal Bank of Canada N.Y.
  1.80%, 10/25/04                                                (h)1,213                  1,213
Sears Credit Account Master Trust
  1.79%, 10/15/04                                                  (h)971                    971
Societe Generale London
  1.54%, 11/12/04                                                     607                    607
Societe Generale N.Y.
  1.91%, 10/1/04                                                 (h)1,177                  1,177
Southtrust Bank N.A.
  1.65%, 11/5/04                                                    1,214                  1,214
Ticonderoga Funding LLC
  1.69%, 10/8/04                                                      606                    606
UBS Securities LLC
  1.88%, 10/1/04                                                   10,647                 10,647
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                   1,214                  1,214
Washington Mutual Bank,
  1.68%, 11/12/04                                                   1,215                  1,215
Westdeutsche Landesbank N.Y.
  1.84%, 10/1/04                                                   (h)607                    607
------------------------------------------------------------------------------------------------
                                                                                          36,661
================================================================================================

                                                                   SHARES
------------------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
JPMorgan Securities Lending Collateral
  Investment Fund                                                 184,487                    184
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
------------------------------------------------------------------------------------------------
DISCOUNT NOTES (12.7%)
Federal Home Loan Bank
  1.75%, 10/22/04                                    $             10,075                 10,064
  1.80%, 11/24/04                                                  10,000                  9,975
Federal National Mortgage Association
  1.80%, 11/12/04                                                  10,000                  9,979
------------------------------------------------------------------------------------------------
                                                                                          30,018
================================================================================================
REPURCHASE AGREEMENT (5.1%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $12,066                                      (f)12,065                 12,065
------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
U.S. Treasury Bills
  1.83%, 1/13/05                                                   (j)250                    249
------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS ($79,179)                                                  79,177
================================================================================================
TOTAL INVESTMENTS (152.8%) (COST $358,268)                                               360,730
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

(c)       All or a portion of security on loan at September 30, 2004.
(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(i)       Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
(k) Security's issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note G)
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2004.
IO        Interest Only
PO        Principal Only
TAC       Targeted Amortization Class
TBA       To be announced

STATEMENT OF ASSETS & LIABILITIES

                                                                   AMOUNT                 AMOUNT
                                                                    (000)                  (000)
------------------------------------------------------------------------------------------------
ASSETS (169.7%)
  Total Investments, at Value (Cost $358,268)--
    Including $48,589 of Securities Loaned                     $  360,730
  Cash                                                                 67
  Receivable for Delayed Delivery Commitments                      35,999
  Due from Broker                                                   1,625
  Interest Receivable                                               1,402
  Receivable for Portfolio Shares Sold                                314
  Receivable for Investments Sold                                     291
  Net Unrealized Appreciation on Swap
    Agreements                                                        268
  Other                                                                 9   $            400,705
------------------------------------------------------------------------------------------------
LIABILITIES (-69.7%)
  Payable for Delayed Delivery Commitments                       (111,261)
  Collateral on Securities Loaned, at Value                       (36,845)
  Payable for Investments Purchased                               (14,118)
  Interest Payable for Swap Agreements                             (1,861)
  Payable for Investment Advisory Fees                               (237)
  Payable for Portfolio Shares Redeemed                              (210)
  Payable for Administrative Fees                                     (20)
  Payable for Trustees' Fees and Expenses                              (5)
  Payable for Custodian Fees                                           (4)
  Payable for Distribution Fees -- Adviser Class                       (2)
  Other Liabilities                                                   (23)              (164,586)
------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                           $            236,119
================================================================================================

                                                                                          AMOUNT
                                                                                           (000)
------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                             $            230,203
Undistributed (Distributions in Excess of) Net Investment
  Income                                                                                   2,673
Accumulated Net Realized Gain (Loss)                                                         945
Unrealized Appreciation (Depreciation) on:
  Investments                                                                              2,462
  Futures Contracts                                                                         (432)
  Swap Agreements                                                                            268
------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $            236,119
================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                  $            226,555
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 20,115,500 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                        $              11.26
================================================================================================
ADVISER CLASS:
NET ASSETS                                                                  $              9,564
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 853,315 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                        $              11.21
================================================================================================

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                                 NET
                                                                              UNREALIZED
                                         NUMBER                              APPRECIATION
                                           OF        VALUE     EXPIRATION    (DEPRECIATION)
                                        CONTRACT     (000)        DATE           (000)
-------------------------------------------------------------------------------------------
LONG:
  U.S. Treasury
    2 yr. Note                              42      $    8,872    Dec-04        $    (8)
  U.S.Treasury
   10 yr. Note                              90          10,136    Dec-04            (43)
  U.S. Treasury
    Long Bond                               53           5,948    Dec-04            (42)

SHORT:
  U.S. Treasury
    5 yr. Note                             323          35,772    Dec-04           (339)
                                                                                -------
                                                                                $  (432)
                                                                                =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

HIGH YIELD PORTFOLIO

The High Yield Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government, corporate and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. High yield fixed income securities represent a much greater risk of default and tend to be more volatile than higher rated bonds.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class Shares had a total return of 12.11% compared to 13.32% for the CS First Boston High Yield Index ("the Index").

FACTORS AFFECTING PERFORMANCE

   - The fund enjoyed favorable security selection within the housing industry. In late 2003, the Portfolio had held several homebuilding issues that had performed well, while building products companies had lagged. The homebuilding bonds subsequently became overpriced, and based on our analyst's recommendation we sold those bonds and selected several building products issues that performed extremely well over the remainder of the period.

   - The Portfolio benefited from its lack of participation in airlines issues. Airlines were the worst performing sector within the high yield market during the 12-month period.

   - Our security selection in the wireless communications sector added to performance as we avoided a few credits that had poor results while our investments in this sector generally posted solid numbers.

   - Security selection in forest products, cable and diversified media detracted from relative performance. Additionally, an underweight to the metals/mining sector hurt performance as higher metal prices helped lead this sector to very good performance in 2004.

MANAGEMENT STRATEGIES

   - We seek to maintain a balanced and well-diversified portfolio. The Portfolio consists of approximately 150 issuers. This diversifies the Portfolio's credit risk, yet it also allows sufficient average security size for strategic overweights. We continue to maintain an average credit quality of mid-to-high single B, which is very close to that of the benchmark.

   - We focus on larger companies because of their financial flexibility, their ability to withstand less-favorable financial markets and their superior access to capital markets.

   - We believe the fundamentals of the high yield market remain positive, with favorable earnings, lower default rates and modestly tightening high yield credit spreads. Many of these positive factors have already been "priced into" the market during the past two years, however, and high yield seems to us to be fairly valued.

   - As has been the case since last February, we believe high yield returns should continue to be driven primarily by coupon income rather than price appreciation. We look for the Portfolio's holdings to earn their coupon in the coming months and for market fundamentals to remain favorable through at least the end of 2005.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

             HIGH YIELD
            PORTFOLIO -
           INSTITUTIONAL       CS FIRST BOSTON        LIPPER HIGH CURRENT
               CLASS           HIGH YIELD INDEX        YIELD FUNDS INDEX
"1994"       5,000,000            5,000,000                5,000,000
"1995"       5,678,948            5,702,783                5,636,640
"1996"       6,464,298            6,314,916                6,325,398
"1997"       7,750,382            7,309,282                7,296,479
"1998"       7,659,703            7,271,185                7,175,803
"1999"       8,334,336            7,558,077                7,552,432
"2000"       8,315,620            7,703,031                7,547,969
"2001"       6,963,047            7,323,583                6,583,851
"2002"       6,104,816            7,532,066                6,372,977
"2003"       7,855,677            9,644,811                8,062,371
"2004"       8,807,000           10,929,500                8,998,904

                             FISCAL YEAR ENDED SEPTEMBER 30

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

HIGH YIELD PORTFOLIO

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $1 MILLION* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

              HIGH YIELD
             PORTFOLIO -
              INVESTMENT      CS FIRST BOSTON      LIPPER HIGH CURRENT
                CLASS         HIGH YIELD INDEX      YIELD FUNDS INDEX
  **           1,000,000          1,000,000             1,000,000
"1996"         1,053,381          1,039,842             1,048,032
"1997"         1,261,635          1,203,579             1,208,927
"1998"         1,244,350          1,197,305             1,188,932
"1999"         1,352,236          1,244,546             1,251,335
"2000"         1,346,827          1,268,415             1,250,595
"2001"         1,125,678          1,205,934             1,090,854
"2002"           984,518          1,240,263             1,055,915
"2003"         1,266,976          1,588,157             1,335,825
"2004"         1,419,900          1,799,700             1,490,995

                             FISCAL YEAR ENDED SEPTEMBER 30

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

             HIGH YIELD
            PORTFOLIO -      CS FIRST BOSTON    LIPPER HIGH CURRENT
           ADVISER CLASS     HIGH YIELD INDEX    YIELD FUNDS INDEX
  ***         500,000           500,000              500,000
"1997"        563,102           552,365              551,958
"1998"        555,388           549,486              542,829
"1999"        602,263           571,166              571,320
"2000"        599,733           582,120              570,982
"2001"        500,057           553,445              498,049
"2002"        438,850           569,200              482,097
"2003"        564,098           728,861              609,895
"2004"        631,000           825,945              680,741

                             FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment
**   Commenced offering on May 21, 1996.
***  Commenced offering on January 31, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX(1) AND THE LIPPER HIGH CURRENT YIELD FUNDS INDEX(2)

                                                      TOTAL RETURNS(3)
                                            ------------------------------------
                                                           AVERAGE ANNUAL
                                                    ----------------------------
                                              ONE    FIVE     TEN          SINCE
                                             YEAR   YEARS   YEARS   INCEPTION(7)
--------------------------------------------------------------------------------
Portfolio -- Institutional Class (4)        12.11%   1.11%   5.82%          7.53%
CS First Boston High Yield Index            13.32    7.65    8.13           9.23
Lipper High Current Yield Funds Index       11.62    3.57    6.05           7.20
Portfolio -- Investment Class (5)           12.07    0.98      --           4.28
CS First Boston High Yield Index            13.32    7.65      --           7.34
Lipper High Current Yield Funds Index       11.62    3.57      --           4.91
Portfolio -- Adviser Class (6)              11.86    0.94      --           3.08
CS First Boston High Yield Index            13.32    7.65      --           6.71
Lipper High Current Yield Funds Index       11.62    3.57      --           4.11

(1) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
(2) The Lipper High Current Yield Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper High Current Yield Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on February 28, 1989.
(5)  Commenced offering on May 21, 1996.
(6)  Commenced offering on January 31, 1997.
(7) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

HIGH YIELD PORTFOLIO

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                      EXPENSES PAID
                                                                                  ENDING ACCOUNT     DURING PERIOD*
                                                                     BEGINNING             VALUE   APRIL 1, 2004 --
                                                                 ACCOUNT VALUE     SEPTEMBER 30,      SEPTEMBER 30,
                                                                 APRIL 1, 2004              2004               2004
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                                         $      1,000.00   $      1,046.80    $          3.12
Hypothetical (5% average annual return before expenses)               1,000.00          1,021.95               3.09

INVESTMENT CLASS
Actual                                                                1,000.00          1,046.20               3.89
Hypothetical (5% average annual return before expenses)               1,000.00          1,021.20               3.84

ADVISER CLASS
Actual                                                                1,000.00          1,047.10               4.40
Hypothetical (5% average annual return before expenses)               1,000.00          1,020.70               4.34

* Expenses are equal to Institutional Class', Investment Class' and Adviser Class' annualized expense ratios of 0.61%, 0.76% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry, as a percentage of total investments.

[CHART]

Utilities                                        6.7%
Energy                                           6.4%
Chemicals                                        6.4%
Diversified Media                                5.6%
Wireless Telecommunications                      4.9%
Forest Products                                  4.9%
Gaming & Leisure                                 4.8%
Cable                                            4.8%
Health Care                                      3.9%
Housing                                          3.5%
Short-Term Investments                          23.9%
Other*                                          24.2%

* Industries which do not appear in the top 10 industries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

HIGH YIELD PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (94.0%)
BROADCASTING (1.7%)
Granite Broadcasting Corp.
  9.75%, 12/1/10                                          $                545   $                507
Interep National Radio Sales, Inc.
  10.00%, 7/1/08                                                         1,290                  1,016
Salem Communications Holding Corp.
  9.00%, 7/1/11                                                          1,300                  1,430
TV Azteca S.A. de C.V.
  10.50%, 2/15/07                                                     (c)2,575                  2,639
-----------------------------------------------------------------------------------------------------
                                                                                                5,592
=====================================================================================================
CABLE (6.0%)
Avalon Cable LLC
  11.875%, 12/1/08                                                      (g)447                    471
Cablecom Luxembourg SCA
  9.375%, 4/15/14                                         EUR         (e)2,160                  2,780
Cablevision Systems Corp.
  6.669%, 4/1/09                                          $        (e)(h)1,365                  1,426
Charter Communications Holdings LLC
  0.00%, 1/15/11                                                        (g)600                    432
  9.625%, 11/15/09                                                       1,325                  1,050
  10.25%, 1/15/10                                                          840                    678
  10.75%, 10/1/09                                                          900                    743
DirecTV Holdings LLC
  8.375%, 3/15/13                                                       (c)489                    559
Echostar DBS Corp.
  6.375%, 10/1/11                                                        2,200                  2,239
Kabel Deutschland GmbH
  10.625%, 7/1/14                                                  (c)(e)1,905                  2,086
PanAmSat Corp.
  9.00%, 8/15/14                                                        (e)820                    857
PanAmSat Holding Corp.
  0.00%, 11/1/14                                                   (e)(g)3,125                  1,840
Renaissance Media Group LLC
  10.00%, 4/15/08                                                       (g)710                    735
Satelites Mexicanos S.A. de C.V.
  10.125%, 11/1/04                                                    (b)2,085                  1,115
Telenet Communications N.V.
  9.00%, 12/15/13                                         EUR         (e)1,475                  1,949
Telenet Group Holding N.V.
  0.00%, 6/15/14                                          $     (c)(e)(g)1,265                    936
-----------------------------------------------------------------------------------------------------
                                                                                               19,896
=====================================================================================================
CHEMICALS (8.0%)
Avecia Group plc
  11.00%, 7/1/09                                                           725                    642
Cognis Deutschland GmbH & Co. KG
  6.897%, 11/15/13                                        EUR      (e)(h)1,935                  2,539
Equistar Chemicals LP
  10.125%, 9/1/08                                         $              1,650                  1,869
  10.625%, 5/1/11                                                       (c)820                    939
FMC Corp.
  10.25%, 11/1/09                                                        1,100                  1,290
Huntsman Advanced Materials LLC
  11.00%, 7/15/10                                         $          (c)(e)825   $                961
Huntsman International LLC
  10.125%, 7/1/09                                         EUR            1,850                  2,416
Innophos, Inc.
  8.875%, 8/15/14                                         $          (c)(e)865                    925
ISP Chemco, Inc.
  10.25%, 7/1/11                                                         1,200                  1,344
ISP Holdings, Inc.
  10.625%, 12/15/09                                                      1,300                  1,436
Koppers, Inc.
  9.875%, 10/15/13                                                         575                    638
Lyondell Chemical Co.
  10.50%, 6/1/13                                                         1,425                  1,653
Millennium America, Inc.
  7.00%, 11/15/06                                                          850                    886
  9.25%, 6/15/08                                                      (c)1,800                  1,993
Nalco Co.
  7.75%, 11/15/11                                                          545                    580
  8.875%, 11/15/13                                                    (c)1,845                  1,993
Rhodia S.A.
  8.875%, 6/1/11                                                      (c)2,725                  2,384
Rockwood Specialties Group, Inc.
  10.625%, 5/15/11                                                    (c)1,320                  1,459
Westlake Chemical Corp.
  8.75%, 7/15/11                                                        (c)587                    662
-----------------------------------------------------------------------------------------------------
                                                                                               26,609
=====================================================================================================
CONSUMER PRODUCTS (2.9%)
Amscan Holdings, Inc.
  8.75%, 5/1/14                                                         (e)845                    866
Leiner Health Products, Inc.
  11.00%, 6/1/12                                                        (e)780                    833
Oxford Industries, Inc.
  8.875%, 6/1/11                                                           955                  1,027
Phillips - Van Heusen Corp.
  7.25%, 2/15/11                                                         2,915                  3,046
Prestige Brands, Inc.
  9.25%, 4/15/12                                                     (c)(e)320                    315
Rayovac Corp.
  8.50%, 10/1/13                                                         1,270                  1,384
Safilo Capital International S.A.
  9.625%, 5/15/13                                         EUR         (e)1,875                  2,245
-----------------------------------------------------------------------------------------------------
                                                                                                9,716
=====================================================================================================
DIVERSIFIED MEDIA (7.0%)
Advanstar Communications, Inc.
  9.22%, 8/15/08                                          $           (h)1,020                  1,066
  10.75%, 8/15/10                                                       (c)545                    606
  12.00%, 2/15/11                                                          525                    564
Alliance Atlantis Communications, Inc.
  13.00%, 12/15/09                                                       1,970                  2,140
Cinemark USA, Inc.
  0.00%, 3/15/14                                                        (g)595                    412

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA (CONT'D)
Dex Media East LLC/Dex Media East Finance Co.
  12.125%, 11/15/12                                       $             (c)707   $                884
Dex Media West LLC/Dex Media Finance Co.
  9.875%, 8/15/13                                                       (c)690                    814
Dex Media, Inc.
  0.00%, 11/15/13                                                  (c)(g)2,175                  1,604
Hollinger Participation Trust PIK
  12.125%, 11/15/10                                                   (e)2,302                  2,641
Houghton Mifflin Co.
  0.00%, 10/15/13                                                    (c)(g)430                    262
  9.875%, 2/1/13                                                      (c)1,865                  1,968
Lighthouse International Co. S.A.
  8.00%, 4/30/14                                          EUR            1,050                  1,281
Marquee, Inc.
  5.97%, 8/15/10                                          $     (c)(e)(h)1,890                  1,956
  8.625%, 8/15/12                                                       (e)310                    330
Muzak Finance Corp.
  9.875%, 3/15/09                                                     (c)1,905                  1,410
Nebraska Book Co., Inc.
  8.625%, 3/15/12                                                        1,335                  1,335
PEI Holdings, Inc.
  11.00%, 3/15/10                                                          594                    693
Primedia, Inc.
  8.875%, 5/15/11                                                        2,145                  2,156
Six Flags, Inc.
  8.875%, 2/1/10                                                            46                     43
Vertis, Inc.
  13.50%, 12/7/09                                                     (e)1,085                  1,090
-----------------------------------------------------------------------------------------------------
                                                                                               23,255
=====================================================================================================
ENERGY (8.0%)
BRL Universal Equipment LP
  8.875%, 2/15/08                                                        1,110                  1,188
CHC Helicopter Corp.
  7.375%, 5/1/14                                                      (c)1,610                  1,686
Chesapeake Energy Corp.
  7.50%, 9/15/13                                                      (c)2,550                  2,805
Citgo Petroleum Corp.
  11.375%, 2/1/11                                                          905                  1,070
El Paso Production Holding Co.
  7.75%, 6/1/13                                                          4,065                  4,096
GulfTerra Energy Partners LP
  8.50%, 6/1/10                                                          1,057                  1,235
  10.625%, 12/1/12                                                         603                    760
Hanover Compressor Co.
  8.625%, 12/15/10                                                         280                    305
  9.00%, 6/1/14                                                            375                    413
Hanover Equipment Trust
  8.50%, 9/1/08                                                       (c)2,370                  2,560
Hilcorp Energy I LP / Hilcorp Finance Co.
  10.50%, 9/1/10                                                      (e)1,800                  2,003
Husky Oil Co.
  8.90%, 8/15/28                                                      (h)1,145                  1,331
Magnum Hunter Resources, Inc.
  9.60%, 3/15/12                                          $                753   $                855
Pacific Energy Partners LP
  7.125%, 6/15/14                                                     (e)1,095                  1,191
Plains Exploration & Production Co.
  7.125%, 6/15/14                                                    (c)(e)830                    894
Tesoro Petroleum Corp.
  9.625%, 4/1/12                                                      (c)1,090                  1,267
Vintage Petroleum, Inc.
  7.875%, 5/15/11                                                     (c)2,800                  3,010
-----------------------------------------------------------------------------------------------------
                                                                                               26,669
=====================================================================================================
FINANCIAL (0.7%)
Refco Finance Holdings LLC
  9.00%, 8/1/12                                                       (e)2,255                  2,419
-----------------------------------------------------------------------------------------------------
FOOD & DRUG (2.6%)
CA FM Lease Trust
  8.50%, 7/15/17                                                      (e)1,292                  1,517
Delhaize America, Inc.
  8.125%, 4/15/11                                                     (c)2,100                  2,409
Jean Coutu Group, Inc.
  7.625%, 8/1/12                                                        (e)490                    501
  8.50%, 8/1/14                                                       (e)1,895                  1,890
Rite Aid Corp.
  7.125%, 1/15/07                                                        1,825                  1,848
  8.125%, 5/1/10                                                        (c)350                    369
-----------------------------------------------------------------------------------------------------
                                                                                                8,534
=====================================================================================================
FOOD & TOBACCO (2.0%)
Michael Foods, Inc.
  8.00%, 11/15/13                                                        1,455                  1,531
Pilgrim's Pride Corp.
  9.625%, 9/15/11                                                     (c)1,450                  1,631
Smithfield Foods, Inc.
  7.00%, 8/1/11                                                         (e)790                    830
  7.75%, 5/15/13                                                         1,000                  1,090
  8.00%, 10/15/09                                                     (c)1,490                  1,650
-----------------------------------------------------------------------------------------------------
                                                                                                6,732
=====================================================================================================
FOREST PRODUCTS (6.2%)
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13                                                      (c)1,670                  1,545
  7.75%, 6/15/11                                                      (c)1,200                  1,242
Georgia-Pacific Corp.
  8.875%, 2/1/10                                                         1,750                  2,056
Graham Packaging Co., Inc.
  8.50%, 10/15/12                                                       (e)825                    846
Graphic Packaging International Corp.
  9.50%, 8/15/13                                                      (c)1,900                  2,180
JSG Funding plc
  10.125%, 10/1/12                                        EUR            1,325                  1,870
Norampac, Inc.
  6.75%, 6/1/13                                           $                900                    943
Owens-Illinois, Inc.
  7.35%, 5/15/08                                                      (c)1,910                  1,979
  7.50%, 5/15/10                                                      (c)2,700                  2,774

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
FOREST PRODUCTS (CONT'D)
Pliant Corp.
  13.00%, 6/1/10                                          $           (c)2,210   $              1,912
Tekni-Plex, Inc.
  8.75%, 11/15/13                                                    (c)(e)755                    721
Tembec Industries, Inc.
  8.50%, 2/1/11                                                       (c)2,450                  2,573
-----------------------------------------------------------------------------------------------------
                                                                                               20,641
=====================================================================================================
GAMING & LEISURE (6.0%)
Global Cash Access LLC/Global Cash Finance Corp.
  8.75%, 3/15/12                                                        (e)680                    724
Hilton Hotels Corp.
  7.95%, 4/15/07                                                         1,200                  1,330
Host Marriott LP
  7.125%, 11/1/13                                                        1,755                  1,851
Isle of Capri Casinos, Inc.
  7.00%, 3/1/14                                                       (c)3,185                  3,217
MGM Mirage, Inc.
  5.875%, 2/27/14                                                        1,965                  1,901
  6.00%, 10/1/09                                                         2,190                  2,231
  6.00%, 10/1/09                                                      (e)2,015                  2,053
Caesars Entertainment, Inc.
  8.50%, 11/15/06                                                        1,465                  1,621
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                                      (c)1,400                  1,591
Station Casinos, Inc.
  6.50%, 2/1/14                                                       (c)2,125                  2,173
Venetian Casino Resort LLC
  11.00%, 6/15/10                                                        1,230                  1,430
-----------------------------------------------------------------------------------------------------
                                                                                               20,122
=====================================================================================================
HEALTH CARE (4.9%)
AmerisourceBergen Corp.
  7.25%, 11/15/12                                                        1,200                  1,308
  8.125%, 9/1/08                                                         1,090                  1,215
Fisher Scientific International, Inc.
  6.75%, 8/15/14                                                        (e)290                    306
  8.00%, 9/1/13                                                            620                    697
  8.125%, 5/1/12                                                           901                  1,009
Fresenius Medical Care Capital Trust II
  7.875%, 2/1/08                                                         2,301                  2,520
HCA, Inc.
  6.30%, 10/1/12                                                         2,600                  2,700
MedCath Holdings Corp.
  9.875%, 7/15/12                                                     (e)1,820                  1,911
National Nephrology Associates, Inc.
  9.00%, 11/1/11                                                        (e)335                    389
Team Health, Inc.
  9.00%, 4/1/12                                                    (c)(e)1,315                  1,315
Tenet Healthcare Corp.
  6.50%, 6/1/12                                                          1,075                    967
  9.875%, 7/1/14                                                        (e)570                    599
VWR International, Inc.
  6.875%, 4/15/12                                                       (e)585                    614
  8.00%, 4/15/14                                          $          (c)(e)780   $                829
-----------------------------------------------------------------------------------------------------
                                                                                               16,379
=====================================================================================================
HOUSING (4.3%)
Associated Materials, Inc.
  0.00%, 3/1/14                                                    (e)(g)3,995                  2,926
CB Richard Ellis Services, Inc.
  9.75%, 5/15/10                                                           461                    524
  11.25%, 6/15/11                                                          450                    528
Interface, Inc.
  9.50%, 2/1/14                                                       (c)2,415                  2,512
Ply Gem Industries, Inc.
  9.00%, 2/15/12                                                      (e)2,475                  2,481
Technical Olympic USA, Inc.
  9.00%, 7/1/10                                                          1,555                  1,710
  10.375%, 7/1/12                                                          980                  1,103
THL Buildco, Inc.
  8.50%, 9/1/14                                                       (e)1,980                  2,084
WII Components, Inc.
  10.00%, 2/15/12                                                          630                    614
-----------------------------------------------------------------------------------------------------
                                                                                               14,482
=====================================================================================================
INFORMATION TECHNOLOGY (2.1%)
Iron Mountain, Inc.
  6.625%, 1/1/16                                                        (c)630                    617
  7.75%, 1/15/15                                                         1,340                  1,427
  8.625%, 4/1/13                                                           600                    654
Nortel Networks Corp. (Convertible)
  4.25%, 9/1/08                                                          1,380                  1,339
Nortel Networks Ltd.
  6.125%, 2/15/06                                                          875                    897
Xerox Corp.
  7.125%, 6/15/10                                                        1,925                  2,065
-----------------------------------------------------------------------------------------------------
                                                                                                6,999
=====================================================================================================
MANUFACTURING (3.8%)
Brand Services, Inc.
  12.00%, 10/15/12                                                       1,485                  1,693
Flowserve Corp.
  12.25%, 8/15/10                                                        2,267                  2,573
Johnsondiversey, Inc.
  9.625%, 5/15/12                                                     (c)2,010                  2,261
Manitowoc Co., Inc. (The)
  10.375%, 5/15/11                                        EUR            1,585                  2,208
NMHG Holding Co.
  10.00%, 5/15/09                                         $              1,480                  1,635
Trimas Corp.
  9.875%, 6/15/12                                                        2,335                  2,434
-----------------------------------------------------------------------------------------------------
                                                                                               12,804
=====================================================================================================
METALS (1.3%)
Foundation PA Coal Co.
  7.25%, 8/1/14                                                      (c)(e)455                    486
General Cable Corp.
  9.50%, 11/15/10                                                       (c)855                    953
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                      (d)4,140                    @--

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
METALS (CONT'D)
Murrin Murrin Holding Property Ltd.
  9.375%, 8/31/07                                         $           (d)2,485   $                @--
Republic Technologies International LLC
  13.75%, 7/15/09                                                  (b)(d)6,180                    @--
SGL Carbon Luxembourg S.A.
  8.50%, 2/1/12                                           EUR           (e)905                  1,182
Ucar Finance, Inc.
  10.25%, 2/15/12                                         $              1,470                  1,691
-----------------------------------------------------------------------------------------------------
                                                                                                4,312
=====================================================================================================
OTHER (3.5%)
TRAINS
  8.211%, 8/1/15                                               (c)(e)(h)10,674                 11,501
-----------------------------------------------------------------------------------------------------
RETAIL (1.0%)
General Nutrition Centers, Inc.
  8.50%, 12/1/10                                                         1,215                  1,249
Petro Stopping Centers LP/Petro Financial Corp.
  9.00%, 2/15/12                                                      (c)2,005                  2,135
-----------------------------------------------------------------------------------------------------
                                                                                                3,384
=====================================================================================================
SERVICES (2.4%)
Allied Waste North America
  7.875%, 4/15/13                                                     (c)1,675                  1,775
Buhrmann U.S., Inc.
  8.25%, 7/1/14                                                       (e)1,530                  1,538
MSW Energy Holdings LLC/MSW Energy
 Finance Co., Inc.
  7.375%, 9/1/10                                                      (c)1,730                  1,825
United Rentals North America, Inc.
  6.50%, 2/15/12                                                         1,730                  1,674
  7.75%, 11/15/13                                                     (c)1,200                  1,131
-----------------------------------------------------------------------------------------------------
                                                                                                7,943
=====================================================================================================
TELECOMMUNICATIONS (2.6%)
AXtel S.A.
  11.00%, 12/15/13                                                       2,040                  2,101
Esprit Telecom Group plc
  10.875%, 6/15/08                                                   (b)(d)965                    @--
  11.00%, 6/15/08                                         DEM      (b)(d)2,608                    @--
  11.50%, 12/15/07                                        EUR      (b)(d)1,669                    @--
  11.50%, 12/15/07                                        $          (b)(d)600                    @--
EXDS, Inc.
  11.625%, 7/15/10                                                 (b)(d)3,978                    @--
Knology, Inc. PIK
  12.00%, 11/30/09                                                    (e)1,468                  1,387
Primus Telecommunications Group, Inc.
  8.00%, 1/15/14                                                      (c)2,335                  1,740
Qwest Communications International
  5.211%, 2/15/09                                                  (e)(h)2,085                  1,996
Qwest Corp.
  5.625%, 11/15/08                                                         295                    291
Qwest Services Corp.
  13.50%, 12/15/07                                                 (c)(e)1,000                  1,142
Rhythms NetConnections, Inc.
  12.75%, 4/15/09                                                    (b)(d)433                    @--
  13.50%, 5/15/08                                         $       (b)(d)12,869   $                @--
  14.00%, 2/15/10                                                 (b)(d)11,487                    @--
-----------------------------------------------------------------------------------------------------
                                                                                                8,657
=====================================================================================================
TRANSPORTATION (3.4%)
Amsted Industries, Inc.
  10.25%, 10/15/11                                                    (e)1,450                  1,602
AutoNation, Inc.
  9.00%, 8/1/08                                                       (c)1,565                  1,808
Laidlaw International, Inc.
  10.75%, 6/15/11                                                     (c)1,885                  2,161
Sonic Automotive, Inc.
  8.625%, 8/15/13                                                     (c)2,325                  2,470
Tenneco Automotive, Inc.
  11.625%, 10/15/09                                                      1,175                  1,245
TRW Automotive, Inc.
  9.375%, 2/15/13                                                     (c)1,240                  1,423
  11.00%, 2/15/13                                                       (c)625                    747
-----------------------------------------------------------------------------------------------------
                                                                                               11,456
=====================================================================================================
UTILITIES (7.5%)
AES Corp. (The)
  7.75%, 3/1/14                                                            750                    778
  8.875%, 2/15/11                                                       (c)198                    221
  9.00%, 5/15/15                                                      (e)1,365                  1,546
  9.375%, 9/15/10                                                       (c)326                    369
Allegheny Energy, Inc.
  7.75%, 8/1/05                                                          1,020                  1,058
Calpine Corp.
  8.50%, 7/15/10                                                      (e)1,895                  1,459
CMS Energy Corp.
  7.50%, 1/15/09                                                           280                    295
  8.50%, 4/15/11                                                      (c)1,635                  1,790
Dynegy Holdings, Inc.
  6.875%, 4/1/11                                                         1,400                  1,340
  9.875%, 7/15/10                                                  (c)(e)1,180                  1,339
Ipalco Enterprises, Inc.
  8.625%, 11/14/11                                                         605                    687
Monongahela Power Co.
  5.00%, 10/1/06                                                         1,255                  1,305
Nevada Power Co.
  8.25%, 6/1/11                                                            950                  1,069
  9.00%, 8/15/13                                                      (c)1,255                  1,450
Northwest Pipeline Corp.
  8.125%, 3/1/10                                                           390                    439
Ormat Funding Corp.
  8.25%, 12/30/20                                                     (e)2,427                  2,415
PG & E Corp.
  6.875%, 7/15/08                                                          915                    995
PSEG Energy Holdings LLC
  7.75%, 4/16/07                                                        (c)775                    831
  8.625%, 2/15/08                                                       (c)600                    665
Southern Natural Gas Co.
  8.875%, 3/15/10                                                       (c)775                    876
Transcontinental Gas Pipe Line Corp.
  8.875%, 7/15/12                                                          710                    867

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
Williams Cos., Inc.
  7.875%, 9/1/21                                          $           (c)2,950   $              3,289
-----------------------------------------------------------------------------------------------------
                                                                                               25,083
=====================================================================================================
WIRELESS COMMUNICATIONS (6.1%)
American Tower Corp.
  7.125%, 10/15/12                                                    (e)1,210                  1,204
  7.50%, 5/1/12                                                       (c)1,205                  1,235
  9.375%, 2/1/09                                                      (c)1,496                  1,593
Centennial Communications Corp.
  8.625%, 2/1/14                                                   (c)(e)2,320                  2,225
MetroPCS, Inc.
  10.75%, 10/1/11                                                     (c)1,595                  1,723
Nextel Communications, Inc.
  6.875%, 10/31/13                                                       3,090                  3,229
Rural Cellular Corp.
  6.38%, 3/15/10                                                     (e)(h)855                    874
  8.25%, 3/15/12                                                      (e)1,600                  1,636
SBA Communications Corp.
  0.00%, 12/15/11                                                  (c)(g)2,205                  1,797
  10.25%, 2/1/09                                                      (c)2,360                  2,537
UbiquiTel Operating Co.
  0.00%, 4/15/10                                                        (g)560                    592
  9.875%, 3/1/11                                                           220                    230
  9.875%, 3/1/11                                                      (e)1,360                  1,423
-----------------------------------------------------------------------------------------------------
                                                                                               20,298
=====================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $323,968)                                               313,483
=====================================================================================================

                                                                        SHARES
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.0%)
BROADCASTING (0.0%)
Paxson Communications Corp.                                          (a)83,920                      6
-----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Viatel Holding Bermuda Ltd.                                           (a)7,617                      6
-----------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $10,797)                                                               12
=====================================================================================================

PREFERRED STOCKS (1.4%)
BROADCASTING (0.6%)
Paxson Communications Corp. PIK (Convertible)
  9.75%                                                                 (e)260                  1,775
Paxson Communications Corp. PIK
  14.25%                                                                    16                    120
-----------------------------------------------------------------------------------------------------
                                                                                                1,895
=====================================================================================================
UTILITIES (0.8%)
TNP Enterprises, Inc. PIK 14.50%                                         2,502                  2,809
-----------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (COST $2,660)                                                          4,704
=====================================================================================================

                                                                        NO. OF
                                                                      WARRANTS
-----------------------------------------------------------------------------------------------------
WARRANTS (0.1%)
UTILITIES (0.1%)
SW Acquisitions, Inc., expiring 4/1/11
  (COST $29)                                                          (a)8,020                    241
-----------------------------------------------------------------------------------------------------

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (29.9%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (25.3%)
Calyon, N.Y.
  1.91%, 10/1/04                                          $           (h)4,021   $              4,021
CC USA, Inc.
  1.75%, 10/15/04                                                        1,506                  1,506
Chase Credit Card Master Trust
  1.77%, 10/15/04                                                     (h)1,117                  1,117
CIT Group Holdings
  0.25%, 10/29/04                                                       (h)391                    391
  1.74%, 11/15/04                                                     (h)2,125                  2,125
Clipper Receivables Corp.
  1.79%, 11/2/04                                                         1,115                  1,115
Compass Securitization,
  1.80%, 10/29/04                                                          774                    774
Corporate Asset Funding Co., Inc.
  1.75%, 11/8/04                                                         1,671                  1,671
CXC
  1.74%, 11/10/04                                                        1,114                  1,114
Discover Card Master Trust
  1.75%, 10/15/04                                                  (h)(k)1,861                  1,861
Federal National Mortgage Association
  1.78%, 11/8/04                                                         4,180                  4,180
Gemini Securitization Corp.
  1.73%, 11/1/04                                                         1,396                  1,396
Greyhawk Funding
  1.79%, 11/4/04                                                         1,394                  1,394
Independence Funding LLC
  1.80%, 10/27/04                                                        1,394                  1,394
Jackson National Life Global Funding
  1.84%, 10/1/04                                                      (h)1,398                  1,398
Landesbank Hessen Thur London
  1.50%, 11/19/04                                                        1,398                  1,398
Links Finance LLC
  1.82%, 10/26/04                                                     (h)1,396                  1,396
Mane Funding Corp.
  1.79%, 10/27/04                                                        1,890                  1,890
Natexis Banques Populaires N.Y.
  2.02%, 10/1/04                                                      (h)2,234                  2,234
Nationwide Building Society
  1.97%, 12/28/04                                                     (h)3,239                  3,239
Pfizer, Inc.
  1.75%, 10/7/04                                                      (h)2,793                  2,793
Procter & Gamble Co.
  1.83%, 12/9/04                                                      (h)1,145                  1,145
Royal Bank of Canada N.Y.
  1.80%, 10/25/04                                                     (h)2,792                  2,792
Sears Credit Account Master Trust
  1.79%, 10/15/04                                                     (h)2,234                  2,234
Societe Generale London
  1.54%, 11/12/04                                                        1,396                  1,396
Societe Generale N.Y.
  1.91%, 10/1/04                                                      (h)2,709                  2,709
Southtrust Bank N.A.
  1.65%, 11/5/04                                                         2,793                  2,793
Ticonderoga Funding LLC
  1.69%, 10/8/04                                                         1,394                  1,394

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

HIGH YIELD PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
UBS Securities LLC
  1.88%, 10/1/04                                          $             24,498   $             24,498
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                        2,793                  2,793
Washington Mutual Bank
  1.68%, 11/12/04                                                        2,796                  2,796
Westdeutsche Landesbank N.Y.
  1.84%, 10/1/04                                                      (h)1,396                  1,396
-----------------------------------------------------------------------------------------------------
                                                                                               84,353
=====================================================================================================

                                                                        SHARES
-----------------------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
JPMorgan Securities Lending Collateral Investment Fund                 424,486                    424
-----------------------------------------------------------------------------------------------------

                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.5%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $14,947                                $          (f)14,946                 14,946
-----------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.0%)
U.S. Treasury Bills
  1.83%, 1/13/05                                                        (j)150                    150
-----------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $99,873)                                                  99,873
=====================================================================================================
TOTAL INVESTMENTS (125.4%) (COST $437,327)                                                    418,313
-----------------------------------------------------------------------------------------------------

(a)       Non-income producing security
(b)       Issuer is in default.
(c)       All or a portion of security on loan at September 30, 2004.
(d) Security was valued at fair value -- At September 30, 2004, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k) Security's issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note G)
@         Value/Face Amount is less than $500.
EUR       Euro
DEM       German Mark
PIK       Payment-in-Kind
TRAINS    Targeted Return Index Securities

STATEMENT OF ASSETS & LIABILITIES

                                                                        AMOUNT                 AMOUNT
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
ASSETS (128.1%)
  Total Investments, at Value (Cost $437,327)
    --Including $83,416 of Securities Loaned              $            418,313
  Interest Receivable                                                    6,690
  Receivable for Investments Sold                                        1,850
  Receivable for Portfolio Shares Sold                                     299
  Other                                                                     12   $            427,164
-----------------------------------------------------------------------------------------------------
LIABILITIES (-28.1%)
  Collateral on Securities Loaned, at Value                            (84,777)
  Payable for Investments Purchased                                     (7,589)
  Payable for Portfolio Shares Redeemed                                   (617)
  Payable for Investment Advisory Fees                                    (335)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                                           (259)
  Payable for Administrative Fees                                          (27)
  Payable for Trustees' Fees and Expenses                                  (25)
  Payable for Custodian Fees                                                (6)
  Payable for Distribution Fees --
    Adviser Class                                                           (4)
  Bank Overdraft Payable                                                    (3)
  Due to Broker                                                             (1)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                      (@--)
  Other Liabilities                                                        (29)               (93,672)
-----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                $            333,492
=====================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                  $            877,355
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                             7,106
Accumulated Net Realized Gain (Loss)                                                         (531,707)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                 (19,014)
  Foreign Currency Exchange Contracts and Translations                                           (247)
  Futures Contracts                                                                                (1)
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $            333,492
=====================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                       $            314,440
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 56,237,313 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                                   $               5.59
=====================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                       $              1,129
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 200,917 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                                   $               5.62

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

HIGH YIELD PORTFOLIO

                                                                        AMOUNT
                                                                         (000)
------------------------------------------------------------------------------
ADVISER CLASS:
NET ASSETS                                                $             17,923
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 3,198,244 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                            $               5.60

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                     NET
 CURRENCY                                 IN                      UNREALIZED
    TO                                 EXCHANGE                  APPRECIATION
 DELIVER       VALUE     SETTLEMENT      FOR          VALUE     (DEPRECIATION)
  (000)        (000)        DATE        (000)         (000)          (000)
-------------------------------------------------------------------------------
EUR  6,025   $   7,491   10/26/04     US$    7,373  $   7,373   $         (118)
EUR  4,320       5,371   10/26/04     US$    5,295      5,295              (76)
EUR  4,135       5,141   11/29/04     US$    5,076      5,076              (65)
             ---------                              ---------   --------------
             $  18,003                              $  17,744   $         (259)
             =========                              =========   ==============

US$ -- U.S. Dollar

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                     NET
                                                                  UNREALIZED
                    NUMBER                                       APPRECIATION
                      OF            VALUE        EXPIRATION     (DEPRECIATION)
                   CONTRACTS        (000)           DATE             (000)
-------------------------------------------------------------------------------
SHORT:
U.S. Treasury
  5 yr. Note         25          $  2,769         Dec-04           $  (1)
                                                                   ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

INTERMEDIATE DURATION PORTFOLIO

The Intermediate Duration Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in a diversified mix of U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio also may invest, to a limited extent, in non-dollar denominated securities. The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration between two and five years although there is no minimum or maximum maturity for any individual security. The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the one-year period ended September 30, 2004, the Portfolio's Institutional Class Shares had a total return of 3.06% compared to 2.65% for the Lehman Intermediate Government/Credit Index ("the Index").

FACTORS AFFECTING PERFORMANCE

   - Economic data improved over the course of the twelve-month period, with strong employment gains posted in the first half of the calendar year. The Federal Reserve increased official short-term interest rates three times during 2004. Short- and intermediate-maturity U.S. Treasury yields rose sharply, while most corporate and mortgage yield spreads tended to narrow.

   - The Portfolio's emphasis on higher-coupon mortgage securities had a highly favorable effect on relative performance during the fiscal year. The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period, as the yield sacrificed to maintain this position offset the benefit of rising interest rates.

   - Despite good security selection decisions among selected medium-quality issues, our credit activities had a small unfavorable effect on relative performance as a result of our underweight among higher-quality issues.

   - The Portfolio's underweight in Agency debentures and opportunistic holdings of non-dollar issues did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

   - Higher-coupon mortgages continue to offer the best relative value in the mortgage sector, and represent the bulk of the Portfolio's focus in this area. As has been the case, prices and yields of these securities continue to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

   - In response to narrowing yield spreads, the Portfolio has a smaller emphasis on credit risk (i.e. exposure to corporate bonds) today relative to a year ago. The Portfolio maintains a sensitivity to credit yield spreads slightly below that of the benchmark, with a modest overweight in selected medium-quality credits (e.g., industrial, lodging & leisure, and paper companies) and an underweight in higher-quality credits (e.g., banks and brokerage firms) where the majority of the yield spread represents mere compensation for liquidity risk.

   - A defensive, below-Index IRS posture remains warranted to preserve capital. The bulk of the underweight is in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast. The below-Index IRS position represents the most attractive relative value opportunity within the Portfolio at this time.

   - We believe that most high-quality non-Treasury sectors do not offer sufficient value, thus the Portfolio maintains a large underweight in Agency debentures.

   - Opportunistic holdings of selected euro-zone corporate and sovereign non-dollar issues comprise less than 1% of the Portfolio, and remain currency-hedged to the U.S. dollar.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                 SINCE INCEPTION

                 INTERMEDIATE
                   DURATION
                  PORTFOLIO -                                 LIPPER SHORT-INTERMEDIATE
                 INSTITUTIONAL      LEHMAN INTERMEDIATE            INVESTMENT-GRADE
                    CLASS            GOV'T/CREDIT INDEX            DEBT FUNDS INDEX
  **               5,000,000              5,000,000                     5,000,000
"1995"             5,569,191              5,572,493                     5,480,025
"1996"             5,918,646              5,858,469                     5,762,372
"1997"             6,447,127              6,338,453                     6,192,672
"1998"             6,999,902              6,999,773                     6,719,544
"1999"             7,044,984              7,043,650                     6,802,645
"2000"             7,456,215              7,483,865                     7,206,348
"2001"             8,456,929              8,449,062                     8,007,492
"2002"             9,143,471              9,133,034                     8,446,350
"2003"             9,520,182              9,681,929                     8,888,635
"2004"             9,811,500              9,938,500                     9,090,905

                                       FISCAL YEAR ENDED SEPTEMBER 30

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $1 MILLION* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

                 INTERMEDIATE
                   DURATION
                  PORTFOLIO -                                 LIPPER SHORT-INTERMEDIATE
                  INVESTMENT         LEHMAN INTERMEDIATE          INVESTMENT-GRADE
                     CLASS            GOV'T/CREDIT INDEX          DEBT FUNDS INDEX
  ***               1,000,000               1,000,000                    1,000,000
"1999"             1,014,933               1,012,093                    1,009,015
"2000"             1,072,581               1,075,347                    1,068,895
"2001"             1,214,591               1,214,035                    1,187,726
"2002"             1,312,001               1,312,314                    1,252,821
"2003"             1,364,088               1,391,184                    1,318,423
"2004"             1,403,100               1,428,050                    1,348,425

                                       FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment
**   Commenced operations on October 3, 1994.
***  Commenced offering on August 16, 1999.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX(1) AND THE LIPPER SHORT-INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS INDEX(2)

                                                                        TOTAL RETURNS(3)
                                                          --------------------------------------------
                                                                                 AVERAGE ANNUAL
                                                                          ----------------------------
                                                                   ONE            FIVE           SINCE
                                                                  YEAR           YEARS    INCEPTION(6)
------------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class (4)                              3.06%           6.85%           6.98%
Lehman Intermediate Government/Credit Index                       2.65            7.13            7.12
Lipper Short-Intermediate Investment-Grade Debt
  Funds Index                                                     2.28            5.97            6.16
Portfolio -- Investment Class (5)                                 2.86            6.69            6.83
Lehman Intermediate Government/Credit Index                       2.65            7.13            7.20
Lipper Short-Intermediate Investment-Grade Debt
  Funds Index                                                     2.28            5.97            6.05

(1) The Lehman Intermediate Government/Credit Index is a fixed income market capitalization-weighted Index of investment-grade (BBB-/Baa3) or higher publicly-traded fixed-rate U.S. government, U.S. agency, and corporate issues with remaining maturities of at least one year and not longer than ten years. To be included in the index, bonds must have an outstanding par value of at least $250 million. Non-dollar denominated and convertible bonds are excluded from the Index.
(2) The Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short-Intermediate Investment-Grade Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Short-Intermediate Investment-Grade Debt Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on October 3, 1994.
(5)  Commenced offering on August 16, 1999.
(6) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                  EXPENSES PAID
                                                              ENDING ACCOUNT     DURING PERIOD*
                                                 BEGINNING             VALUE   APRIL 1, 2004 --
                                             ACCOUNT VALUE     SEPTEMBER 30,      SEPTEMBER 30,
                                             APRIL 1, 2004              2004               2004
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                     $      1,000.00   $      1,006.00   $           2.58
Hypothetical (5% average
annual return before expenses)                    1,000.00          1,022.42               2.61

INVESTMENT CLASS
Actual                                            1,000.00          1,005.50               3.33
Hypothetical (5% average
annual return before expenses)                    1,000.00          1,021.68               3.36

* Expenses are equal to Institutional Class' and Investment Class' annualized expense ratios of 0.51% and 0.66%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry and/or investment type, as a percentage of total investments.

[CHART]

Agency Fixed Rate Mortagages            28.2%
Asset Backed Corporates                 15.7%
U.S. Treasury Securities                14.7%
Industrials                             12.6%
Finance                                  7.8%
Federal Agency                           3.7%
Short-Term Investments                  13.3%
Other*                                   4.0%

* Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

INTERMEDIATE DURATION PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (104.6%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.4%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  3.375%, 3/20/25-1/20/28                                 $                326   $                330
  4.625%, 11/20/25-11/20/27                                                143                    145
  4.75%, 7/20/25-9/20/27                                                   107                    109
-----------------------------------------------------------------------------------------------------
                                                                                                  584
=====================================================================================================
AGENCY FIXED RATE MORTGAGES (34.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  2.75%, 8/15/06                                                        12,380                 12,379
  11.00%, 7/1/13                                                            16                     18
 Gold Pools:
  7.00%, 6/1/28-6/1/32                                                     349                    371
  7.50%, 5/1/30-6/1/32                                                     357                    383
  8.00%, 6/1/30-9/1/31                                                   1,078                  1,173
  8.50%, 7/1/30-7/1/31                                                     229                    250
  9.50%, 12/1/22                                                            45                     50
  10.00%, 6/1/17                                                            47                     52
 October TBA
  6.50%, 10/1/34                                                        (i)100                    105
Federal National Mortgage Association,
 Conventional Pools:
  6.00%, 3/1/32                                                             17                     18
  6.50%, 6/1/29-10/1/32                                                  3,564                  3,746
  7.00%, 9/1/31-11/1/32                                                  2,551                  2,707
  7.50%, 8/1/29-3/1/32                                                   2,766                  2,965
  8.00%, 10/1/30-9/1/31                                                    542                    590
  8.50%, 8/1/30                                                             18                     20
  9.50%, 12/1/17-12/1/21                                                   675                    762
  10.00%, 7/1/18-5/1/22                                                     26                     29
 October TBA
  6.50%, 10/1/34                                                     (i)14,500                 15,211
  7.50%, 10/1/34                                                      (i)1,000                  1,071
 November TBA
  6.50%, 11/1/34                                                     (i)10,000                 10,466
Government National Mortgage Association,
 Various Pools:
  9.50%, 11/15/16-12/15/21                                                 381                    431
  10.00%, 1/15/16-3/15/25                                                  564                    636
  10.50%, 3/15/16-2/15/18                                                   84                     96
  11.00%, 3/15/10-6/15/20                                                  206                    234
  11.50%, 6/15/13                                                           18                     21
  12.00%, 12/15/12-5/15/14                                                  13                     14
  12.50%, 12/15/10                                                           7                      7
-----------------------------------------------------------------------------------------------------
                                                                                               53,805
=====================================================================================================
ASSET BACKED CORPORATES (19.0%)
American Express Credit Account Master Trust
  1.69%, 1/15/09                                                           650                    638
  5.53%, 10/15/08                                                          600                    625
Bank One Issuance Trust
  2.94%, 6/16/08                                                           900                    904
  3.86%, 6/15/11                                                           750                    758
Capital Auto Receivables Asset Trust
  2.92%, 4/15/08                                          $              1,100   $              1,105
  4.50%, 10/15/07                                                          850                    861
Chase Credit Card Master Trust
  5.50%, 11/17/08                                                          690                    722
Chase Manhattan Auto Owner Trust
  2.94%, 6/15/10                                                           850                    847
  4.21%, 1/15/09                                                           750                    761
  4.24%, 9/15/08                                                           700                    708
Citibank Credit Card Issuance Trust
  2.70%, 1/15/08                                                           700                    701
  4.10%, 12/7/06                                                           500                    502
  4.40%, 5/15/07                                                         1,000                  1,014
  6.90%, 10/15/07                                                          875                    915
  7.45%, 9/15/07                                                           400                    418
Connecticut RRB Special Purpose Trust
  5.36%, 3/30/07                                                           100                    101
DaimlerChrysler Auto Trust
  2.58%, 4/8/09                                                            800                    790
  2.86%, 3/9/09                                                            650                    648
  3.09%, 1/8/08                                                            900                    905
Detroit Edison Securitization Funding LLC
  5.51%, 3/1/07                                                            236                    240
Fleet Credit Card Master Trust II
  2.75%, 4/15/08                                                           950                    953
Ford Credit Auto Owner Trust
  3.13%, 11/15/06                                                        1,000                  1,006
  3.79%, 9/15/06                                                           800                    808
  4.14%, 12/15/05                                                           83                     83
  4.75%, 8/15/06                                                           200                    203
Harley-Davidson Motorcycle Trust
  2.63%, 11/15/10                                                          600                    600
  2.76%, 5/15/11                                                           800                    798
  3.09%, 6/15/10                                                           600                    604
  4.50%, 1/15/10                                                           663                    677
Honda Auto Receivables Owner Trust
  2.48%, 7/18/08                                                           900                    898
  2.70%, 3/17/08                                                           500                    500
  2.77%, 11/21/08                                                          800                    798
  3.50%, 10/17/05                                                           20                     20
  4.49%, 9/17/07                                                           800                    812
Hyundai Auto Receivables Trust
  2.33%, 11/15/07                                                          250                    249
MBNA Credit Card Master Note Trust
  2.70%, 9/15/09                                                           900                    891
  3.90%, 11/15/07                                                          550                    556
  6.90%, 1/15/08                                                           625                    650
National City Auto Receivables Trust
  4.04%, 7/15/06                                                            61                     61
Nissan Auto Receivables Owner Trust
  4.80%, 2/15/07                                                           329                    332
Nordstrom Private Label Credit Card Master Note Trust
  4.82%, 4/15/10                                                        (e)450                    466

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Peco Energy Transition Trust
  5.80%, 3/1/07                                           $                245   $                249
TXU Electric Delivery Transition Bond Co.
  4.81%, 11/17/14                                                          175                    181
USAA Auto Owner Trust
  2.67%, 10/15/10                                                          875                    865
Volkswagen Auto Lease Trust
  2.36%, 12/20/05                                                          533                    534
Whole Auto Loan Trust
  2.58%, 3/15/10                                                           900                    892
William Street Funding Corp.
  1.95%, 4/23/06                                                   (e)(h)1,100                  1,102
-----------------------------------------------------------------------------------------------------
                                                                                               29,951
=====================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.8%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  6.24%, 3/15/32                                                           805                     73
  6.291%, 3/15/32                                                          468                     42
  IO
  5.00%, 9/15/14                                                         1,402                     90
  6.00%, 5/1/31                                                            521                     93
  6.50%, 4/1/28-8/1/28                                                   1,140                    200
  7.00%, 2/15/32                                                           266                     47
  8.00%, 1/1/28-6/1/31                                                      46                      8
  IO PAC
  6.00%, 4/15/32                                                           644                     83
Federal National Mortgage Association
  Inv Fl IO
  6.26%, 12/25/29                                                          152                      8
  IO
  6.00%, 5/25/33-6/25/33                                                 1,468                    273
  6.50%, 7/1/31                                                            371                     69
  7.00%, 4/25/33                                                           788                    142
  8.00%, 8/18/27-5/1/30                                                    110                     19
  9.00%, 11/1/26                                                            81                     15
Government National Mortgage Association
  Inv Fl IO
  6.171%, 12/16/25                                                         427                     40
  6.188%, 9/16/27                                                          261                     24
  6.221%, 5/16/32                                                          333                     29
-----------------------------------------------------------------------------------------------------
                                                                                                1,255
=====================================================================================================
FEDERAL AGENCY (4.5%)
Federal National Mortgage Association
  4.25%, 5/15/09                                                      (i)6,885                  7,032
-----------------------------------------------------------------------------------------------------
FINANCE (9.5%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                        (e)485                    535
Allstate Financial Global Funding II
  2.625%, 10/22/06                                                      (e)250                    248
American General Finance Corp.
  5.875%, 7/14/06                                                          475                    499
Bank of America Corp.
  3.375%, 2/17/09                                                          245                    241
  3.875%, 1/15/08                                         $                165   $                168
  4.75%, 10/15/06                                                          170                    176
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                                             85                     89
Bank One Corp.
  6.00%, 2/17/09                                                           355                    384
Bank One N.A.
  1.80%, 5/5/06                                                         (h)250                    250
CIT Group, Inc.
  2.875%, 9/29/06                                                          130                    129
  6.50%, 2/7/06                                                            285                    299
Citicorp
  6.75%, 8/15/05                                                           140                    145
Citigroup Global Markets Holdings, Inc.
  1.98%, 12/12/06                                                        (h)80                     80
Citigroup, Inc.
  5.625%, 8/27/12                                                          150                    161
  5.75%, 5/10/06                                                           235                    246
  6.00%, 2/21/12                                                           285                    314
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                           312                    307
EOP Operating LP
  6.763%, 6/15/07                                                          400                    431
Equitable Life Assurance Society U.S.A.
  6.95%, 12/1/05                                                        (e)275                    288
Farmers Insurance Exchange
  8.625%, 5/1/24                                                        (e)300                    355
FleetBoston Financial Corp.
  7.25%, 9/15/05                                                           245                    256
General Electric Capital Corp.
  5.375%, 3/15/07                                                          930                    979
Goldman Sachs Group, Inc.
  5.25%, 10/15/13                                                          280                    282
  6.875%, 1/15/11                                                          295                    334
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                           250                    247
  7.75%, 6/15/05                                                           300                    310
  7.90%, 6/15/10                                                            60                     71
Household Finance Corp.
  4.125%, 12/15/08                                                          90                     91
  5.875%, 2/1/09                                                           135                    146
  6.08%, 3/8/06                                                             71                     72
  6.40%, 6/17/08                                                           270                    295
International Lease Finance Corp.
  3.75%, 8/1/07                                                            120                    121
JPMorgan Chase & Co.
  5.25%, 5/30/07                                                           165                    173
  6.00%, 2/15/09                                                           170                    184
John Hancock Global Funding II
  7.90%, 7/2/10                                                         (e)510                    603
Lehman Brothers Holdings, Inc.
  8.25%, 6/15/07                                                           273                    308

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
FINANCE (CONT'D)
Mantis Reef Ltd.
  4.692%, 11/14/08                                         $            (e)255   $                258
Marsh & McLennan Cos., Inc.
  5.375%, 3/15/07                                                          440                    463
MBNA Corp.
  6.125%, 3/1/13                                                           375                    404
Monumental Global Funding II
  6.05%, 1/19/06                                                        (e)285                    298
Prudential Funding LLC
  6.60%, 5/15/08                                                        (e)470                    523
Rouse Co. (The)
  3.625%, 3/15/09                                                           75                     70
  5.375%, 11/26/13                                                          35                     33
SLM Corp.
  5.00%, 10/1/13                                                           210                    211
TIAA Global Markets
  5.00%, 3/1/07                                                         (e)710                    740
U.S. Bancorp
  5.10%, 7/15/07                                                           125                    131
U.S. Bank N.A.
  2.85%, 11/15/06                                                          160                    160
Wachovia Corp.
  3.625%, 2/17/09                                                           60                     60
  4.95%, 11/1/06                                                           280                    291
Washington Mutual, Inc.
  8.25%, 4/1/10                                                            215                    255
Wells Fargo & Co.
  1.90%, 3/3/06                                                         (h)180                    180
World Financial Properties
  6.91%, 9/1/13                                                         (e)643                    718
  6.95%, 9/1/13                                                         (e)270                    301
-----------------------------------------------------------------------------------------------------
                                                                                               14,913
=====================================================================================================
INDUSTRIALS (15.2%)
Aetna, Inc.
  7.375%, 3/1/06                                                           100                    106
  7.875%, 3/1/11                                                           255                    301
Albertson's, Inc.
  7.50%, 2/15/11                                                           260                    301
Altria Group, Inc.
  7.00%, 11/4/13                                                           140                    146
  7.65%, 7/1/08                                                            120                    131
Amerada Hess Corp.
  6.65%, 8/15/11                                                           325                    359
America West Airlines, Inc.
  7.10%, 4/2/21                                                            254                    273
American Honda Finance Corp.
  3.85%, 11/6/08                                                        (e)200                    201
Anthem Insurance Cos., Inc.
  6.80%, 8/1/12                                                            115                    130
  9.125%, 4/1/10                                                        (e)190                    235
Ashland, Inc.
  7.83%, 8/15/05                                                           145                    150
AT&T Wireless Services, Inc.
  7.875%, 3/1/11                                          $                100   $                119
BAT International Finance plc
  4.875%, 2/25/09                                                          160                    205
Caterpillar Financial Services Corp.
  1.80%, 8/20/07                                                        (h)280                    280
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                           260                    297
Comcast Cable Communications
  6.375%, 1/30/06                                                          110                    115
  6.75%, 1/30/11                                                           205                    228
  8.375%, 5/1/07                                                           105                    117
Comcast Corp.
  6.50%, 1/15/15                                                           115                    124
ConAgra Foods, Inc.
  6.00%, 9/15/06                                                           280                    295
Conoco Funding Co.
  5.45%, 10/15/06                                                          100                    105
  6.35%, 10/15/11                                                          345                    385
Continental Airlines, Inc.
  6.545%, 2/2/19                                                            59                     57
  6.648%, 9/15/17                                                          258                    242
Cooper Industries, Inc.
  5.25%, 7/1/07                                                            160                    168
CSX Corp.
  2.75%, 2/15/06                                                           105                    105
  9.00%, 8/15/06                                                            60                     66
CVS Corp.
  3.875%, 11/1/07                                                           65                     66
  5.625%, 3/15/06                                                          365                    380
  6.204%, 10/10/25                                                          54                     57
DaimlerChrysler N.A. Holding Corp.
  6.40%, 5/15/06                                                           215                    226
  7.30%, 1/15/12                                                           460                    523
Deutsche Telekom International Finance BV
  8.50%, 6/15/10                                                           335                    402
Federated Department Stores, Inc.
  6.30%, 4/1/09                                                            265                    288
  6.625%, 9/1/08                                                            80                     88
FedEx Corp.
  6.875%, 2/15/06                                                          145                    152
Ford Motor Credit Co.
  6.875%, 2/1/06                                                           160                    168
  7.25%, 10/25/11                                                          800                    867
France Telecom S.A.
  7.00%, 12/23/09                                                           50                     71
General Mills, Inc.
  3.875%, 11/30/07                                                          85                     86
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                           310                    315
  6.875%, 9/15/11                                                        1,545                  1,623
GTE Corp.
  6.36%, 4/15/06                                                           465                    488

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Honeywell International, Inc.
  5.125%, 11/1/06                                         $                520   $                542
Hutchison Whampoa International Ltd.
  5.45%, 11/24/10                                                       (e)100                    102
  6.50%, 2/13/13                                                        (e)105                    111
Hyatt Equities LLC
  6.875%, 6/15/07                                                       (e)210                    224
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                           90                     91
Inco Ltd.
  7.75%, 5/15/12                                                           420                    496
International Paper Co.
  4.25%, 1/15/09                                                            70                     70
Johnson Controls, Inc.
  5.00%, 11/15/06                                                          255                    265
Kerr-McGee Corp.
  5.875%, 9/15/06                                                          125                    131
  6.875%, 9/15/11                                                          200                    224
Kraft Foods, Inc.
  5.25%, 6/1/07                                                            115                    120
  5.625%, 11/1/11                                                          145                    153
  6.25%, 6/1/12                                                            120                    131
Kroger Co. (The)
  6.80%, 4/1/11                                                            485                    544
Lenfest Communications, Inc.
  7.625%, 2/15/08                                                           40                     44
Lockheed Martin Corp.
  8.20%, 12/1/09                                                           100                    119
Marathon Oil Corp.
  5.375%, 6/1/07                                                           120                    126
  6.00%, 7/1/12                                                            130                    141
Marriott International, Inc.
  7.00%, 1/15/08                                                           125                    137
  8.125%, 4/1/05                                                           205                    210
Masco Corp.
  4.625%, 8/15/07                                                          140                    145
May Department Stores Co. (The)
  5.95%, 11/1/08                                                           295                    316
  6.875%, 11/1/05                                                           85                     89
MeadWestvaco Corp.
  2.75%, 12/1/05                                                           125                    125
Miller Brewing Co.
  4.25%, 8/15/08                                                        (e)140                    142
Mohawk Industries, Inc.
  6.50%, 4/15/07                                                           140                    150
News America Holdings
  9.25%, 2/1/13                                                            150                    193
News America, Inc.
  4.75%, 3/15/10                                                            70                     71
  6.625%, 1/9/08                                                           300                    327
Nexen, Inc.
  5.05%, 11/20/13                                                          150                    149
Norfolk Southern Corp.
  7.35%, 5/15/07                                          $                110   $                120
Northrop Grumman Corp.
  7.125%, 2/15/11                                                          255                    294
Olivetti Finance N.V.
  5.875%, 1/24/08                                                           90                    121
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                            40                     39
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                                         545                    595
  7.875%, 2/1/09                                                           200                    224
  9.125%, 10/13/10                                                         175                    209
Petro-Canada
  4.00%, 7/15/13                                                            60                     56
Raytheon Co.
  8.30%, 3/1/10                                                            225                    269
Safeway, Inc.
  6.15%, 3/1/06                                                            420                    438
Sappi Papier Holding AG
  6.75%, 6/15/12                                                        (e)105                    115
Sealed Air Corp.
  5.625%, 7/15/13                                                       (e)205                    211
Southwest Airlines Co.
  5.496%, 11/1/06                                                          110                    114
Sprint Capital Corp.
  8.375%, 3/15/12                                                           55                     67
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                       (e)296                    330
TCI Communications, Inc.
  8.00%, 8/1/05                                                            190                    201
Time Warner, Inc.
  6.125%, 4/15/06                                                          240                    251
  6.875%, 5/1/12                                                           305                    341
Toyota Motor Credit Corp.
  5.65%, 1/15/07                                                           385                    406
Union Pacific Corp.
  3.625%, 6/1/10                                                           110                    106
  6.79%, 11/9/07                                                           400                    436
UnitedHealth Group, Inc.
  4.125%, 8/15/09                                                          120                    121
  5.20%, 1/17/07                                                            25                     26
  7.50%, 11/15/05                                                          200                    211
Verizon Global Funding Corp.
  7.25%, 12/1/10                                                           140                    162
Verizon New England, Inc.
  6.50%, 9/15/11                                                           200                    221
Waste Management, Inc.
  5.00%, 3/15/14                                                            65                     65
  6.875%, 5/15/09                                                          240                    268
WellPoint Health Networks, Inc.
  6.375%, 6/15/06                                                          215                    227
Weyerhaeuser Co.
  6.125%, 3/15/07                                                          115                    123
  6.75%, 3/15/12                                                           655                    736

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
WPP Finance UK Corp.
  5.875%, 6/15/14                                         $             (e)205   $                211
-----------------------------------------------------------------------------------------------------
                                                                                               24,043
=====================================================================================================
SOVEREIGN (1.3%)
Province of Quebec
  6.125%, 1/22/11                                                          550                    611
United Mexican States
  8.375%, 1/14/11                                                          785                    922
  8.625%, 3/12/08                                                          385                    442
-----------------------------------------------------------------------------------------------------
                                                                                                1,975
=====================================================================================================
U.S. TREASURY SECURITIES (17.7%)
U.S. Treasury Notes
  3.50%, 11/15/06                                                        7,000                  7,125
  3.875%, 2/15/13                                                       18,650                 18,539
U.S. Treasury Strips
  IO
  5.26%, 2/15/25                                                         3,040                  1,056
  PO
  2/15/25                                                                3,500                  1,220
-----------------------------------------------------------------------------------------------------
                                                                                               27,940
=====================================================================================================
UTILITIES (2.1%)
Appalachian Power Co.
  3.60%, 5/15/08                                                           355                    353
Arizona Public Service Co.
  5.80%, 6/30/14                                                           280                    296
Carolina Power & Light Co.
  5.125%, 9/15/13                                                          185                    190
Cincinnati Gas & Electric Co.
  5.70%, 9/15/12                                                           195                    206
Columbus Southern Power Co.
  4.40%, 12/1/10                                                           100                    100
Consolidated Natural Gas Co.
  5.375%, 11/1/06                                                          540                    562
Detroit Edison Co.
  6.125%, 10/1/10                                                          100                    110
Duke Energy Corp.
  3.75%, 3/5/08                                                            140                    141
  4.50%, 4/1/10                                                            130                    132
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                             75                     74
Exelon Corp.
  6.75%, 5/1/11                                                            135                    151
Pacific Gas & Electric Co.
  4.80%, 3/1/14                                                            195                    194
Public Service Electric & Gas Co.
  5.00%, 1/1/13                                                            145                    148
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                                       (e)220                    260
Southern California Edison Co.
  5.00%, 1/15/14                                                            30                     30
TXU Energy Co. LLC
  6.125%, 3/15/08                                         $                125   $                134
  7.00%, 3/15/13                                                           125                    141
Wisconsin Electric Power Co.
  4.50%, 5/15/13                                                           140                    139
-----------------------------------------------------------------------------------------------------
                                                                                                3,361
=====================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $163,125)                                               164,859
=====================================================================================================

                                                                        SHARES
-----------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.2%)
MORTGAGES -- OTHER (0.2%)
Home Ownership Funding Corp.
  13.331% (COST $254)                                                   (e)650                    269
-----------------------------------------------------------------------------------------------------

                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (16.1%)
DISCOUNT NOTES (11.1%)
Federal Home Loan Bank
  1.75%, 10/13/04-10/15/04                                $             12,500                 12,492
Federal National Mortgage Association
  1.80%, 11/8/04                                                         5,000                  4,991
-----------------------------------------------------------------------------------------------------
                                                                                               17,483
=====================================================================================================
REPURCHASE AGREEMENT (4.7%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $7,442                                             (f)7,442                  7,442
-----------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
  1.83%, 1/13/05                                                        (j)100                    100
  2.04%, 3/24/05                                                        (j)400                    396
-----------------------------------------------------------------------------------------------------
                                                                                                  496
=====================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $25,421)                                                  25,421
=====================================================================================================
TOTAL INVESTMENTS (120.9%) (COST $188,800)                                                    190,549
=====================================================================================================

(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(i)       Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2004.
IO        Interest Only
PAC       Planned Amortization Class
PO        Principal Only
TBA       To be announced

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES

INTERMEDIATE DURATION PORTFOLIO

                                                                        AMOUNT                 AMOUNT
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
ASSETS (128.6%)
  Total Investments, at Value (Cost $188,800)             $            190,549
  Cash                                                                     167
  Receivable for Delayed Delivery Commitments                           10,494
  Interest Receivable                                                    1,199
  Net Unrealized Appreciation on Swap
    Agreements                                                             307
  Receivable for Investments Sold                                            2
  Other                                                                      6   $            202,724
-----------------------------------------------------------------------------------------------------
LIABILITIES (-28.6%)
  Payable for Delayed Delivery Commitments                             (37,329)
  Payable for Investments Purchased                                     (7,289)
  Due to Broker                                                           (257)
  Payable for Investment Advisory Fees                                    (140)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                       (17)
  Payable for Administrative Fees                                          (14)
  Interest Payable for Swap Agreements                                     (11)
  Net Unrealized Depreciation on Foreign Currency
    Exchange Contracts                                                      (5)
  Payable for Custodian Fees                                                (3)
  Payable for Trustees' Fees and Expenses                                   (2)
  Other Liabilities                                                        (16)               (45,083)
-----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                $            157,641
=====================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                  $            156,304
Undistributed (Distributions in Excess of) Net Investment
  Income                                                                                          474
Accumulated Net Realized Gain (Loss)                                                           (1,197)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                   1,749
  Foreign Currency Exchange Contracts                                                              (5)
  Futures Contracts                                                                                 9
  Swap Agreement                                                                                  307
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $            157,641
=====================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                       $             18,828
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 1,809,800 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                             $              10.40
=====================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                       $            138,813
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 13,380,890 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                             $              10.37
=====================================================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                         NET
  CURRENCY                                    IN                     UNREALIZED
     TO                                    EXCHANGE                  APPRECIATION
   DELIVER       VALUE     SETTLEMENT         FOR         VALUE     (DEPRECIATION)
    (000)        (000)        DATE           (000)        (000)         (000)
-----------------------------------------------------------------------------------
EUR      157   $    195     10/26/04     US$      192   $    192   $             (3)
EUR      165        205     11/29/04     US$      203        203                 (2)
               --------                                 --------   ----------------
               $    400                                 $    395   $             (5)
               ========                                 ========   ================

EUR -- Euro
US$ -- U.S. Dollar

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                               NET
                                                                           UNREALIZED
                           NUMBER                                         APPRECIATION
                             OF              VALUE        EXPIRATION     (DEPRECIATION)
                          CONTRACTS          (000)           DATE             (000)
----------------------------------------------------------------------------------------
LONG:
 U.S. Treasury
  10 yr. Note                13         $       1,464       Dec-04      $             10
 U.S. Treasury
  Long Bond                   5                   561       Dec-04                    11

SHORT:
 U.S. Treasury
  5 yr. Note                 78                 8,639       Dec-04                   (12)
                                                                        ----------------
                                                                        $              9
                                                                        ================

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

INTERNATIONAL FIXED INCOME PORTFOLIO

The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, high yield securities (commonly referred to as "junk bonds") and securities of issuers located in emerging markets. The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

PERFORMANCE

For the fiscal year ended September 30, 2004 the Portfolio had a total return of 7.95% compared to 6.88% for the Citigroup World Government Bond Ex-U.S. Index ("the Index").

FACTORS AFFECTING PERFORMANCE

   - Uncertainty over the global economic outlook resulted in significant oscillations in bond market direction during the period. During the first quarter, ten-year interest rates fell by about 40 basis points in most countries as U.S. labor market data disappointed, Greenspan signaled a continuation of current easy U.S. monetary policy and in the Eurozone there was even speculation over possible monetary easing. The tone of the bond market, however, reversed sharply towards the end of the first quarter in the face of further evidence that the global economy was regaining momentum, as seen in firmer U.S. and Japanese data and signs of improvement in the Euro economy.

   - The third quarter brought yet another change in direction with interest rates falling worldwide in response to less buoyant economic data in the U.S., Japan, and China. In addition, concerns that higher oil prices may be slowing economic growth led markets to price in a less aggressive path of central bank tightening.

   - Expectations of continued healthy U.S. growth and higher U.S. interest rates allowed the U.S. Dollar to appreciate against other industrial country currencies year to date.

   - Within the corporate sector, further evidence of positive earnings results and ongoing de-leveraging created a favorable fundamental backdrop for the corporate market. The pick-up in Merger and Acquisition activity seen this year also suggested that the corporate sector is regaining momentum. Although the specter of higher interest rates in the U.S. triggered a widening of swap spreads during the second quarter, placing pressure on higher quality issues, evidence of strong cash flow generation within the corporate sector has supported the market more recently.

   - Our underweight exposure to Japanese and UK bonds made a positive impact on returns relative to the Index. Exposure to the corporate sector was also positive.

   - The positive impact of our underweight Euro position was countered by the negative impact of being long the Canadian and Australian Dollars and the Japanese Yen.

MANAGEMENT STRATEGIES

   - We continue to maintain a defensive policy on interest rates and have a modest bias in favor of the yen.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

            INTERNATIONAL
             FIXED INCOME    CITIGROUP WORLD GOV'T BOND   LIPPER INTERNATIONAL
              PORTFOLIO            EX-U.S. INDEX           INCOME FUNDS INDEX
"1994"        5,000,000              5,000,000                 5,000,000
"1995"        5,817,913              5,889,068                 5,722,385
"1996"        6,174,317              6,126,801                 6,308,661
"1997"        6,201,775              6,074,269                 6,648,350
"1998"        6,845,809              6,702,925                 7,304,695
"1999"        6,782,445              6,803,990                 7,261,284
"2000"        6,224,139              6,269,096                 7,025,829
"2001"        6,449,891              6,548,449                 7,458,346
"2002"        7,112,163              7,233,252                 8,260,335
"2003"        8,580,825              8,520,771                 9,643,371
"2004"        9,263,000              9,107,000                10,393,548

                                       FISCAL YEAR ENDED SEPTEMBER 30

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

PERFORMANCE COMPARED TO THE CITIGROUP WORLD GOVERNMENT BOND EX-U.S. INDEX(1) AND THE LIPPER INTERNATIONAL INCOME FUNDS INDEX(2)

                                                                  TOTAL RETURNS(3)
                                                 -----------------------------------------------
                                                                      AVERAGE ANNUAL
                                                          --------------------------------------
                                                  ONE         FIVE           TEN           SINCE
                                                 YEAR        YEARS         YEARS    INCEPTION(5)
------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(4)               7.95%        6.43%        6.36%          6.20%
Citigroup World Government Bond Ex-U.S. Index     6.88         6.00         6.18           6.20
Lipper International Income Funds Index           7.78         7.44         7.59           7.08

(1) The Citigroup World Government Bond Ex-U.S. Index is a market-capitalization weighted benchmark that tracks the performance of the 20 government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Issuers must carry an investment grade (BBB-/Baa3) or higher credit rating to remain eligible for inclusion.
(2) The Lipper International Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper International Income Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on April 29, 1994.
(5) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                          EXPENSES PAID
                                                                    ENDING ACCOUNT       DURING PERIOD*
                                                     BEGINNING               VALUE     APRIL 1, 2004 --
                                                 ACCOUNT VALUE       SEPTEMBER 30,        SEPTEMBER 30,
                                                 APRIL 1, 2004                2004                 2004
-------------------------------------------------------------------------------------------------------
Actual                                          $     1,000.00        $     995.60           $     2.65
Hypothetical (5% average annual return
before expenses)                                      1,000.00            1,022.34                 2.69

* Expenses are equal to the Portfolio's annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by country, as a percentage of total investments.

[CHART]

France                                  21.7%
Germany                                 14.5%
United States                            9.4%
Japan                                    6.9%
Multi-Country                            6.8%
United Kingdom                           5.2%
Canada                                   5.0%
Italy                                    4.5%
Austria                                  3.3%
Denmark                                  3.2%
Short-Term Investments                  13.1%
Other*                                   6.4%

* Countries which do not appear in the top 10 countries, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (84.0%)
Austria (3.2%)
Republic of Austria
  3.40%, 10/20/04                                         EUR            4,000   $              4,977
-----------------------------------------------------------------------------------------------------
BERMUDA (0.2%)
Adecco Financial Service Bermuda Ltd.
  6.00%, 3/15/06                                                           225                    291
-----------------------------------------------------------------------------------------------------
CANADA (4.8%)
Bombardier Capital Funding LP
  6.125%, 5/14/07                                                          150                    184
Government of Canada
  1.90%, 3/23/09                                          JPY          750,000                  7,229
-----------------------------------------------------------------------------------------------------
                                                                                                7,413
=====================================================================================================
CAYMAN ISLANDS (0.7%)
Altria Finance Cayman Islands Ltd.
  5.625%, 6/24/08                                         EUR              220                    280
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                                            $              150                    157
MBNA America European Structured Offerings
  5.125%, 4/19/08                                         DEM              511                    675
-----------------------------------------------------------------------------------------------------
                                                                                                1,112
=====================================================================================================
DENMARK (3.1%)
Kingdom of Denmark
  5.00%, 8/15/05                                          DKK           28,200                  4,814
-----------------------------------------------------------------------------------------------------
FRANCE (21.0%)
BSN Glasspack Obligation S.A.
  9.25%, 8/1/09                                           EUR           (e)120                    163
Crown European Holdings S.A.
  6.25%, 9/1/11                                                            120                    152
France Telecom S.A.
  7.00%, 12/23/09                                                          460                    656
Government of France O.A.T.
  6.50%, 4/25/11                                                        18,255                 26,463
  8.50%, 10/25/19                                                        2,500                  4,539
Vivendi Environnement
  5.875%, 6/27/08                                                          250                    338
-----------------------------------------------------------------------------------------------------
                                                                                               32,311
=====================================================================================================
GERMANY (14.1%)
Deutsche Bank AG
  5.125%, 1/31/13                                                          200                    264
Deutsche Bundesrepublik
  6.00%, 1/5/06                                                          6,500                  8,439
  6.25%, 1/4/24                                                          8,510                 12,951
-----------------------------------------------------------------------------------------------------
                                                                                               21,654
=====================================================================================================
GUERNSEY (0.1%)
ABB International Finance Ltd.
  11.00%, 1/15/08                                                          150                    221
-----------------------------------------------------------------------------------------------------
ITALY (4.4%)
Republic of Italy BTPS
  9.50%, 2/1/06                                                            @--                    @--
Republic of Italy
  0.65%, 3/20/09                                          JPY          740,000   $              6,764
-----------------------------------------------------------------------------------------------------
                                                                                                6,764
=====================================================================================================
JAPAN (6.7%)
Development Bank of Japan
  1.60%, 6/20/14                                                       280,000                  2,565
Government of Japan
  1.10%, 9/20/12                                                       856,000                  7,729
-----------------------------------------------------------------------------------------------------
                                                                                               10,294
=====================================================================================================
LUXEMBOURG (0.3%)
Syngenta Luxembourg Finance II S.A.
  5.50%, 7/10/06                                          EUR              290                    378
Tyco International Group S.A.
  6.125%, 4/4/07                                                            90                    120
-----------------------------------------------------------------------------------------------------
                                                                                                  498
=====================================================================================================
MULTI-COUNTRY (6.6%)
Inter-American Development Bank
  1.90%, 7/8/09                                           JPY          400,000                  3,854
International Bank for Reconstruction &
 Development
  2.00%, 2/18/08                                                       300,000                  2,876
  7.125%, 4/12/05                                         DEM            2,664                  3,395
-----------------------------------------------------------------------------------------------------
                                                                                               10,125
=====================================================================================================
NETHERLANDS (1.8%)
Allianz Finance BV
  6.125%, 5/31/22                                         EUR           (h)220                    303
Deutsche Telekom International Finance BV
  8.125%, 5/29/12                                                          400                    621
Fixed-Link Finance BV
  5.75%, 2/2/09                                                         (h)300                    397
HeidelbergCement Finance BV
  7.375%, 7/15/10                                                       (e)150                    208
Koninklijke Ahold N.V.
  5.875%, 5/9/08                                                           110                    144
Munich Re Finance BV
  6.75%, 6/21/23                                                        (h)300                    424
RWE Finance BV
  5.50%, 10/26/07                                                           23                     31
TPSA Eurofinance BV
  6.625%, 3/1/06                                                           225                    295
VNU N.V.
  6.625%, 5/30/07                                                          200                    270
-----------------------------------------------------------------------------------------------------
                                                                                                2,693
=====================================================================================================
RUSSIA (0.1%)
Russian Federation
  5.00%, 3/31/30                                            $           (g)145                    140
-----------------------------------------------------------------------------------------------------
SPAIN (0.0%)
Government of Spain
  5.15%, 7/30/09                                          EUR              @--                    @--
-----------------------------------------------------------------------------------------------------
SWEDEN (2.9%)
Swedish Government
  6.00%, 2/9/05                                           SEK           30,450                  4,237

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
SWEDEN (CONT'D)
Telefonaktiebolaget LM Ericsson
  6.75%, 11/28/10                                         EUR              170   $                234
-----------------------------------------------------------------------------------------------------
                                                                                                4,471
=====================================================================================================
UNITED KINGDOM (5.0%)
BAT International Finance plc
  4.875%, 2/25/09                                                          355                    455
National Grid Transco plc
  5.00%, 7/2/18                                                            225                    281
United Kingdom Treasury Bond
  6.00%, 12/7/28                                          GBP            1,200                  2,590
  6.75%, 11/26/04                                                        2,175                  3,954
WPP Group plc
  6.00%, 6/18/08                                          EUR              300                    404
-----------------------------------------------------------------------------------------------------
                                                                                                7,684
=====================================================================================================
UNITED STATES (9.0%)
Corning, Inc.
  6.25%, 2/18/10                                                           145                    190
Federal National Mortgage Association
  1.75%, 3/26/08                                          JPY          720,000                  6,853
Ford Motor Credit Co.
  1.197%, 2/7/05                                                        65,000                    591
General Electric Capital Corp.
  0.75%, 2/5/09                                                        475,000                  4,342
General Motors Corp.
  8.375%, 7/5/33                                          EUR              500                    694
Goldman Sachs Group, Inc.
  6.50%, 10/6/10                                                           350                    493
Household Finance Corp.
  5.125%, 6/24/09                                                          300                    398
Pemex Project Funding Master Trust
  6.625%, 4/4/10                                                           175                    237
Xerox Corp.
  9.75%, 1/15/09                                                            90                    133
-----------------------------------------------------------------------------------------------------
                                                                                               13,931
=====================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $113,958)                                               129,393
=====================================================================================================
SHORT-TERM INVESTMENTS (12.6%)
DISCOUNT NOTES (12.1%)
Federal Home Loan Bank
  1.68%, 10/13/04                                         $              6,204                  6,201
  1.70%, 10/15/04                                                        7,500                  7,494
Federal National Mortgage Association
  1.53%, 10/20/04                                                        5,000                  4,996
-----------------------------------------------------------------------------------------------------
                                                                                               18,691
=====================================================================================================
REPURCHASE AGREEMENT (0.4%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04,
  due 10/1/04, repurchase price $707                                    (f)707                    707
-----------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
U.S. Treasury Bills
  1.91%, 3/24/05                                                        (j)100                     99
-----------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $19,498)                                                  19,497
=====================================================================================================
TOTAL INVESTMENTS (96.6%) (COST $133,456)                                        $            148,890
-----------------------------------------------------------------------------------------------------

(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@         Value/Face Amount is less than $500.
DEM       Deutsche Mark
DKK       Danish Krone
EUR       Euro
GBP       British Pound
JPY       Japanese Yen
SEK       Swedish Krona

STATEMENT OF ASSETS & LIABILITIES

                                                                        AMOUNT                 AMOUNT
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
ASSETS (100.2%)
  Total Investments, at Value (Cost $133,456)             $            148,890
  Cash                                                                     243
  Interest Receivable                                                    2,656
  Due from Broker                                                        1,797
  Receivable for Portfolio Shares Sold                                     649
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                                            197
  Foreign Currency (Cost $49)                                               50
  Other                                                                      6   $            154,488
-----------------------------------------------------------------------------------------------------
LIABILITIES (-0.2%)
  Payable for Portfolio Shares Redeemed                                   (195)
  Payable for Investment Advisory Fees                                    (140)
  Payable for Administrative Fees                                          (14)
  Payable for Custodian Fees                                                (5)
  Payable for Trustees' Fees and Expenses                                   (2)
  Other Liabilities                                                        (21)                  (377)
-----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                $            154,111
=====================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                        AMOUNT
                                                                         (000)
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                           $            139,191
Undistributed (Distributions in Excess of) Net
  Investment Income                                                        198
Accumulated Net Realized Gain (Loss)                                    (1,034)
Unrealized Appreciation (Depreciation) on:
  Investments                                                           15,434
  Foreign Currency Exchange Contracts and Translations                     246
  Futures Contracts                                                         76
------------------------------------------------------------------------------
NET ASSETS                                                $            154,111
==============================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 13,711,359 outstanding shares of
    beneficial interest (unlimited
    authorization, no par value)                          $              11.24
==============================================================================

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                               NET
                                                                           UNREALIZED
                           NUMBER                                         APPRECIATION
                             OF              VALUE        EXPIRATION     (DEPRECIATION)
                          CONTRACTS          (000)           DATE             (000)
----------------------------------------------------------------------------------------
LONG:
  Euro Dollar
    Long Bond                82           $ 11,793          Dec-04            $       76
                                                                              ==========

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                        NET
   CURRENCY                                  IN                     UNREALIZED
     TO                                   EXCHANGE                  APPRECIATION
   DELIVER       VALUE     SETTLEMENT        FOR         VALUE     (DEPRECIATION
    (000)        (000)        DATE          (000)        (000)         (000)
----------------------------------------------------------------------------------
CHF      265   $    213     10/22/04    US$       215   $    215   $         2
DKK   18,945      3,164     12/20/04    US$     3,098      3,098           (66)
EUR      425        528     10/26/04    US$       511        511           (17)
EUR      740        920     10/26/04    US$       895        895           (25)
JPY  417,700      3,804     11/10/04    US$     3,789      3,789           (15)
JPY  347,000      3,160     11/10/04    US$     3,181      3,181            21
JPY   50,000        455     11/10/04    US$       460        460             5
SEK   24,055      3,304     12/21/04    US$     3,219      3,219           (85)
US$      618        618     11/22/04    AUD       870        631            13
US$    6,080      6,080     11/22/04    CAD     7,950      6,295           215
US$    5,063      5,063     10/26/04    EUR     4,130      5,135            72
US$    2,205      2,205     10/26/04    EUR     1,815      2,257            52
US$    2,297      2,297     11/24/04    GBP     1,271      2,294            (3)
US$   22,851     22,851     11/10/04    JPY 2,512,700     22,882            31
US$      641        641     11/10/04    JPY    70,000        637            (4)
US$      773        773     11/10/04    JPY    85,000        774             1
               --------                                 --------   -----------
               $ 56,076                                 $ 56,273   $       197
               ========                                 ========   ===========

AUD --- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
US$ -- U.S. Dollar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

LIMITED DURATION PORTFOLIO

The Limited Duration Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Citigroup 1-3 Year Treasury/Government Sponsored Index, which generally ranges between zero and three years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio returned 1.47%, compared to 1.13% for the Citigroup 1-3 Year Treasury/Government Sponsored Index ("the Index").

FACTORS AFFECTING PERFORMANCE

   - Economic data improved over the course of the twelve-month period, with strong employment gains posted in the first half of the calendar year. The Federal Reserve increased official short-term interest rates three times during 2004. Short- and intermediate-maturity U.S. Treasury yields rose sharply, while most corporate and mortgage yield spreads tended to narrow.

   - The Portfolio's emphasis on higher-coupon mortgage securities had a favorable effect on relative performance during the fiscal year. The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period, as the yield sacrificed to maintain this position offset the benefit of rising interest rates.

   - The Portfolio's allocation to corporate bonds and asset-backed securities had a favorable effect on relative performance as a result of spread tightening and the strong yield advantage.

   - The Portfolio's allocation in Agency debentures did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

   - Higher-coupon mortgages continue to offer the best relative value in the mortgage sector, and represent the bulk of the Portfolio's focus in this area. As has been the case, prices and yields of these securities continue to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

   - In response to narrowing yield spreads, the Portfolio has not significantly increased exposure to credit risk (i.e. exposure to corporate bonds) today relative to a year ago. Although we are not anticipating significant spread tightening over the coming year, we do believe the yield advantage will benefit performance.

   - The Portfolio maintains a significant allocation to asset-backed securities, as we believe they offer good value.

   - A defensive, below-Index IRS posture remains warranted to preserve capital. The bulk of the underweight is in the five-year and two-year parts of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast. The below-Index IRS position represents the most attractive relative value opportunity within the Portfolio at this time.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

            LIMITED DURATION         CITIGROUP 1-3 YEAR         LIPPER SHORT INVESTMENT-GRADE
               PORTFOLIO       TREASURY/GOV'T SPONSORED INDEX          DEBT FUNDS INDEX
"1994"         5,000,000                 5,000,000                         5,000,000
"1995"         5,397,059                 5,405,415                         5,375,450
"1996"         5,692,492                 5,713,431                         5,665,611
"1997"         6,089,722                 6,105,378                         6,065,819
"1998"         6,462,930                 6,587,807                         6,472,241
"1999"         6,696,010                 6,804,475                         6,661,936
"2000"         7,122,684                 7,207,945                         7,047,515
"2001"         7,851,251                 7,975,380                         7,724,260
"2002"         8,253,731                 8,448,467                         7,985,240
"2003"         8,472,455                 8,691,783                         8,264,300
"2004"         8,597,000                 8,790,000                         8,389,925

                                            FISCAL YEAR ENDED SEPTEMBER 30

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

LIMITED DURATION PORTFOLIO

PERFORMANCE COMPARED TO THE CITIGROUP 1-3 YEAR TREASURY/GOVERNMENT SPONSORED INDEX(1) AND THE LIPPER SHORT INVESTMENT-GRADE DEBT FUNDS INDEX(2)

                                                   TOTAL RETURNS(3)
                                           -----------------------------------
                                                         AVERAGE ANNUAL
                                                   ---------------------------
                                            ONE    FIVE    TEN          SINCE
                                           YEAR   YEARS  YEARS   INCEPTION(5)
------------------------------------------------------------------------------
Portfolio -- Institutional Class(4)        1.47%   5.12%  5.57%      5.46%
Citigroup 1-3 Year Treasury/Government
  Sponsored Index                          1.13    5.25   5.80       5.60
Lipper Short Investment-Grade Debt
  Funds Index                              1.52    4.72   5.31       5.29

(1) The Citigroup 1-3 Year Treasury/Government Sponsored Index is a fixed income market-value weighted Index that includes all U.S. Treasury and U.S. agency securities with remaining maturities of at least one year and not longer than three years.
(2) The Lipper Short Investment-Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment-Grade Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Short Investment-Grade Debt Funds classification.
(3) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(4)  Commenced operations on March 31, 1992.
(5) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                        EXPENSES PAID
                                               ENDING ACCOUNT          DURING PERIOD*
                               BEGINNING                VALUE        APRIL 1, 2004 --
                           ACCOUNT VALUE        SEPTEMBER 30,           SEPTEMBER 30,
                           APRIL 1, 2004                 2004                    2004
------------------------------------------------------------------------------------
Actual                     $   1,000.00         $    1,002.90           $     2.11
Hypothetical (5% average
  annual return before
  expenses)                    1,000.00              1,022.90                 2.13

* Expenses are equal to the Portfolio's annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

LIMITED DURATION PORTFOLIO

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by industry and/or investment type, as a percentage of total investments.

[CHART]

Asset Backed Corporates           20.9%
U.S. Treasury Securities          16.3%
Federal Agency                    15.2%
Agency Fixed Rate
 Mortgages                        12.3%
Finance                           11.7%
Industrials                       11.3%
Short-Term Investments             5.9%
Other*                             6.4%

* Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS

LIMITED DURATION PORTFOLIO

                                                                               FACE
                                                                             AMOUNT                  VALUE
                                                                              (000)                  (000)
----------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (97.7%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.0%)
Federal Home Loan Mortgage Corporation,
 Adjustable Rate Mortgages:
   3.63%, 7/1/34                                               $              3,028   $              3,069
Federal National Mortgage Association,
 Adjustable Rate Mortgages:
   3.73%, 7/1/34                                                              3,399                  3,408
   3.799%, 6/1/34                                                             1,764                  1,768
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   3.375%, 1/20/25-1/20/28                                                    1,160                  1,174
   4.625%, 12/20/25-12/20/27                                                    326                    331
   4.75%, 7/20/27-9/20/27                                                       288                    292
----------------------------------------------------------------------------------------------------------
                                                                                                    10,042
==========================================================================================================
AGENCY FIXED RATE MORTGAGES (12.8%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.00%, 4/1/10-10/1/20                                                       283                    316
   10.50%, 12/1/14                                                               24                     26
   11.00%, 5/1/20                                                                13                     15
   11.50%, 5/1/13-1/1/18                                                         58                     65
 Gold Pools:
   6.50%, 9/1/19-11/1/29                                                        509                    536
   7.00%, 3/1/32                                                                  9                     10
   7.50%, 11/1/19-11/1/32                                                     5,401                  5,801
   8.50%, 8/1/28-10/1/30                                                        154                    169
   10.00%, 10/1/21                                                               24                     27
   10.50%, 1/1/19-10/1/20                                                        94                    103
   11.50%, 8/1/10                                                                17                     20
   12.00%, 6/1/15-9/1/15                                                         59                     68
Federal National Mortgage Association,
 Conventional Pools:
   6.50%, 3/1/18-3/1/34                                                      24,279                 25,498
   7.00%, 5/1/26-12/1/33                                                     26,302                 27,916
   7.50%, 9/1/29-7/1/32                                                      11,082                 11,876
   8.00%, 12/1/29-8/1/31                                                        544                    592
   9.50%, 11/1/20                                                                68                     76
   10.00%, 12/1/15-9/1/16                                                       143                    159
   10.50%, 12/1/16                                                               42                     46
   11.00%, 7/1/20                                                                36                     40
   11.50%, 11/1/19                                                               58                     66
   12.00%, 8/1/20                                                                 7                      8
   12.50%, 2/1/15                                                                30                     35
 October TBA
   6.50%, 10/1/34                                                         (i)10,050                 10,543
   7.00%, 10/1/34                                                            (i)950                  1,007
   7.50%, 10/1/34                                                          (i)6,600                  7,066
 November TBA
   6.50%, 11/1/34                                                         (i)26,730                 27,975
Government National Mortgage Association,
 Various Pools:
   9.00%, 11/15/16-1/15/17                                                      228                    256
   9.50%, 12/15/17-12/15/21                                                     430                    486
   10.00%, 11/15/09-7/15/22                                    $                824   $                932
   10.50%, 11/15/18-8/15/21                                                      80                     92
   11.00%, 1/15/10-1/15/21                                                      465                    527
   11.50%, 2/15/13-11/15/19                                                     295                    338
----------------------------------------------------------------------------------------------------------
                                                                                                   122,690
==========================================================================================================
ASSET BACKED CORPORATES (21.7%)
American Express Credit Account Master Trust
   1.69%, 1/15/09                                                             4,210                  4,135
   5.53%, 10/15/08                                                            2,850                  2,967
AmeriCredit Automobile Receivables Trust
   2.07%, 8/6/08                                                              3,450                  3,407
Bank One Issuance Trust
   2.94%, 6/16/08                                                             3,450                  3,467
   3.86%, 6/15/11                                                             3,900                  3,942
BMW Vehicle Owner Trust
   2.67%, 3/25/08                                                             6,150                  6,143
   4.46%, 5/25/07                                                             3,050                  3,086
Capital Auto Receivables Asset Trust
   2.64%, 3/17/08                                                             1,925                  1,927
   4.50%, 10/15/07                                                            2,050                  2,076
Chase Credit Card Master Trust
   5.50%, 11/17/08                                                            4,480                  4,686
Chase Manhattan Auto Owner Trust
   2.83%, 9/15/10                                                             6,000                  5,936
   2.94%, 6/15/10                                                             5,100                  5,082
   4.21%, 1/15/09                                                             2,600                  2,640
   4.24%, 9/15/08                                                             3,425                  3,466
CIT Equipment Collateral
   3.50%, 9/20/08                                                             3,000                  3,002
Citibank Credit Card Issuance Trust
   2.70%, 1/15/08                                                             2,550                  2,554
   4.10%, 12/7/06                                                             1,300                  1,306
   4.40%, 5/15/07                                                             3,800                  3,851
   6.90%, 10/15/07                                                            3,465                  3,622
   7.45%, 9/15/07                                                             1,265                  1,322
Connecticut RRB Special Purpose Trust
   5.36%, 3/30/07                                                               333                    337
DaimlerChrysler Auto Trust
   2.58%, 4/8/09                                                              6,000                  5,925
   2.86%, 3/9/09                                                              4,900                  4,883
   3.09%, 1/8/08                                                              4,550                  4,576
   4.49%, 10/6/08                                                             3,700                  3,754
Detroit Edison Securitization Funding LLC
   5.51%, 3/1/07                                                                681                    691
Fifth Third Auto Trust
   3.19%, 2/20/08                                                             2,350                  2,364
Fleet Credit Card Master Trust II
   2.75%, 4/15/08                                                             3,400                  3,410
Ford Credit Auto Owner Trust
   3.13%, 11/15/06                                                            3,605                  3,627
   3.79%, 9/15/06                                                             4,100                  4,140
   4.14%, 12/15/05                                                              454                    456
   4.75%, 8/15/06                                                               800                    813

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                               FACE
                                                                             AMOUNT                  VALUE
                                                                              (000)                  (000)
----------------------------------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Harley-Davidson Motorcycle Trust
   2.63%, 11/15/10                                             $              2,100   $              2,101
   2.76%, 5/15/11                                                             3,500                  3,492
   3.09%, 6/15/10                                                             2,450                  2,465
   3.56%, 2/15/12                                                             4,000                  4,040
   4.50%, 1/15/10                                                             4,023                  4,110
Honda Auto Receivables Owner Trust
   2.40%, 2/21/08                                                             7,250                  7,211
   2.48%, 7/18/08                                                             3,350                  3,341
   2.70%, 3/17/08                                                             2,000                  2,001
   2.77%, 11/21/08                                                            4,000                  3,990
   3.50%, 10/17/05                                                              236                    236
   4.49%, 9/17/07                                                             2,400                  2,437
Household Automotive Trust
   3.68%, 4/17/06                                                               486                    487
Hyundai Auto Receivables Trust
   2.33%, 11/15/07                                                            1,300                  1,295
John Deere Owner Trust
   2.32%, 12/17/07                                                            1,725                  1,722
MBNA Credit Card Master Note Trust
   2.70%, 9/15/09                                                             6,000                  5,942
   3.90%, 11/15/07                                                            1,825                  1,846
MBNA Master Credit Card Trust USA
   6.60%, 4/16/07                                                             1,600                  1,611
National City Auto Receivables Trust
   4.04%, 7/15/06                                                               287                    288
Nissan Auto Receivables Owner Trust
   2.76%, 7/15/09                                                             4,500                  4,446
   3.99%, 12/15/05                                                              925                    927
   4.60%, 9/17/07                                                             2,650                  2,686
   4.80%, 2/15/07                                                             2,240                  2,257
Nordstrom Private Label Credit Card Master Note Trust
   4.82%, 4/15/10                                                          (e)1,200                  1,243
TXU Electric Delivery Transition Bond Co. LLC
   3.52%, 11/15/11                                                            5,600                  5,649
USAA Auto Owner Trust
   2.67%, 10/15/10                                                            6,000                  5,934
   3.03%, 6/16/08                                                             2,300                  2,308
Volkswagen Auto Lease Trust
   2.36%, 12/20/05                                                            3,064                  3,068
Wachovia Auto Owner Trust
   2.91%, 4/20/09                                                             4,700                  4,696
   3.19%, 6/20/08                                                             6,850                  6,893
Whole Auto Loan Trust
   2.58%, 3/15/10                                                             6,900                  6,840
William Street Funding Corp.
   1.95%, 4/23/06                                                       (e)(h)4,400                  4,408
World Omni Auto Receivables Trust
   3.29%, 11/12/08                                                            4,400                  4,391
----------------------------------------------------------------------------------------------------------
                                                                                                   207,954
==========================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.0%)
Federal Home Loan Mortgage Corporation
   3.50%, 11/15/32                                                              429                    429
   5.50%, 2/15/12                                              $              4,819   $              4,888
   6.00%, 10/15/27                                                            3,601                  3,624
   8.00%, 7/15/06                                                               151                    151
----------------------------------------------------------------------------------------------------------
                                                                                                     9,092
==========================================================================================================
FEDERAL AGENCY (15.8%)
Federal Home Loan Mortgage Corporation
   2.75%, 8/15/06                                                            67,520                 67,514
   2.875%, 5/15/07                                                           84,325                 84,057
----------------------------------------------------------------------------------------------------------
                                                                                                   151,571
==========================================================================================================
FINANCE (12.2%)
ABN Amro Bank N.V.
   1.73%, 5/11/07                                                          (h)2,345                  2,350
Allstate Financial Global Funding II
   2.625%, 10/22/06                                                        (e)1,380                  1,367
Allstate Life Global Funding Trusts
   4.50%, 5/29/09                                                               485                    497
American General Finance Corp.
   4.625%, 5/15/09-9/1/10                                                     1,085                  1,106
   5.875%, 7/14/06                                                            1,640                  1,723
AXA Financial, Inc.
   6.50%, 4/1/08                                                                240                    264
Bank of America Corp.
   3.375%, 2/17/09                                                            2,595                  2,556
   3.875%, 1/15/08                                                              530                    538
   4.75%, 10/15/06                                                            2,245                  2,323
   5.25%, 2/1/07                                                                325                    341
Bank of New York Co., Inc. (The)
   5.20%, 7/1/07                                                                565                    594
Bank One Corp.
   6.00%, 2/17/09                                                               664                    718
Bank One N.A. Illinois
   1.80%, 5/5/06                                                           (h)1,000                  1,002
   5.50%, 3/26/07                                                             1,805                  1,904
BB&T Corp.
   1.87%, 6/4/07                                                           (h)4,580                  4,584
CIT Group, Inc.
   1.92%, 11/4/05                                                          (h)1,700                  1,703
   2.875%, 9/29/06                                                              625                    622
   6.50%, 2/7/06                                                              1,890                  1,981
   7.375%, 4/2/07                                                               680                    746
Citicorp
   6.375%, 11/15/08                                                           1,000                  1,099
   6.75%, 8/15/05                                                               650                    674
Citigroup Global Markets Holdings, Inc.
   1.98%, 12/12/06                                                         (h)1,050                  1,050
Citigroup, Inc.
   5.50%, 8/9/06                                                              1,115                  1,167
   5.75%, 5/10/06                                                             1,520                  1,589
Countrywide Home Loans, Inc.
   3.25%, 5/21/08                                                             1,815                  1,786
EOP Operating LP
   6.763%, 6/15/07                                                            1,945                  2,097
   8.375%, 3/15/06                                                            1,460                  1,569

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                               FACE
                                                                             AMOUNT                  VALUE
                                                                              (000)                  (000)
----------------------------------------------------------------------------------------------------------
FINANCE (CONT'D)
FleetBoston Financial Corp.
   7.25%, 9/15/05                                              $              1,160   $              1,210
General Electric Capital Corp.
   4.25%, 12/1/10                                                               850                    854
   5.00%, 6/15/07                                                               800                    837
   5.375%, 3/15/07                                                            4,120                  4,339
Genworth Financial, Inc.
   2.03%, 6/15/07                                                          (h)4,990                  4,998
Goldman Sachs Group, Inc.
   4.125%, 1/15/08                                                            2,765                  2,820
Hartford Financial Services Group, Inc.
   2.375%, 6/1/06                                                               750                    742
   7.75%, 6/15/05                                                             2,418                  2,502
Household Finance Corp.
   4.125%, 12/15/08                                                             615                    623
   5.875%, 2/1/09                                                               750                    809
   6.375%, 10/15/11                                                             285                    315
   6.40%, 6/17/08                                                             1,590                  1,736
   6.75%, 5/15/11                                                               630                    710
Huntington National Bank
   2.75%, 10/16/06                                                              695                    695
ING Security Life Institutional Funding Corp.
   2.70%, 2/15/07                                                          (e)1,150                  1,143
International Lease Finance Corp.
   2.95%, 5/23/06                                                               355                    354
   3.75%, 8/1/07                                                                535                    538
John Hancock Financial Services, Inc.
   5.625%, 12/1/08                                                            2,475                  2,643
John Hancock Global Funding II
   5.625%, 6/27/06                                                         (e)1,210                  1,264
   7.90%, 7/2/10                                                             (e)625                    739
JPMorgan Chase & Co.
   5.25%, 5/30/07                                                               780                    820
   6.00%, 2/15/09                                                               305                    329
   7.00%, 11/15/09                                                              315                    358
Key Bank N.A.
   7.125%, 8/15/06                                                            1,535                  1,658
Lehman Brothers Holdings, Inc.
   8.25%, 6/15/07                                                             4,105                  4,631
Mantis Reef Ltd.
   4.692%, 11/14/08                                                        (e)1,770                  1,790
Marsh & McLennan Cos., Inc.
   5.375%, 3/15/07                                                            2,845                  2,993
MBNA Corp.
   6.125%, 3/1/13                                                             1,795                  1,933
Monumental Global Funding II
   3.85%, 3/3/08                                                             (e)375                    381
   6.05%, 1/19/06                                                          (e)3,215                  3,362
Newcourt Credit Group, Inc.
   6.875%, 2/16/05                                                               75                     76
Pricoa Global Funding I
   3.90%, 12/15/08                                                         (e)1,545                  1,547
Prudential Funding LLC
   6.60%, 5/15/08                                              $             (e)845   $                940
Prudential Insurance Co. of America
   6.375%, 7/23/06                                                         (e)2,185                  2,323
Rouse Co. (The)
   3.625%, 3/15/09                                                              535                    500
   5.375%, 11/26/13                                                             210                    201
Suntrust Bank
   7.25%, 9/15/06                                                             2,670                  2,881
TIAA Global Markets
   3.875%, 1/22/08                                                         (e)7,885                  7,997
   5.00%, 3/1/07                                                             (e)500                    521
U.S. Bancorp
   5.10%, 7/15/07                                                               980                  1,026
U.S. Bank N.A.
   2.85%, 11/15/06                                                              915                    914
   3.70%, 8/1/07                                                                350                    354
Wachovia Corp.
   3.625%, 2/17/09                                                              960                    953
   4.95%, 11/1/06                                                             1,695                  1,761
   6.875%, 9/15/05                                                            1,825                  1,897
Washington Mutual, Inc.
   7.50%, 8/15/06                                                               425                    459
   8.25%, 4/1/10                                                              1,483                  1,757
Wells Fargo & Co.
   1.90%, 3/3/06                                                           (h)1,360                  1,362
World Financial Properties
   6.91%, 9/1/13                                                           (e)1,962                  2,190
   6.95%, 9/1/13                                                           (e)1,000                  1,118
----------------------------------------------------------------------------------------------------------
                                                                                                   116,853
==========================================================================================================
INDUSTRIALS (11.8%)
Aetna, Inc.
   7.375%, 3/1/06                                                             1,100                  1,167
   7.875%, 3/1/11                                                             1,155                  1,365
Albertson's, Inc.
   7.50%, 2/15/11                                                             1,100                  1,274
Altria Group, Inc.
   5.625%, 11/4/08                                                            1,030                  1,053
   7.65%, 7/1/08                                                                510                    555
Amerada Hess Corp.
   6.65%, 8/15/11                                                             1,455                  1,609
American Honda Finance Corp.
   3.85%, 11/6/08                                                          (e)1,860                  1,872
Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                                                            (e)540                    669
Anthem, Inc.
   4.875%, 8/1/05                                                             1,720                  1,748
Ashland, Inc.
   7.83%, 8/15/05                                                               895                    928
Cendant Corp.
   6.25%, 1/15/08                                                             1,295                  1,397
Centex Corp.
   9.75%, 6/15/05                                                               295                    308

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                               FACE
                                                                             AMOUNT                  VALUE
                                                                              (000)                  (000)
----------------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Clear Channel Communications, Inc.
   7.65%, 9/15/10                                              $              1,600   $              1,828
Comcast Cable Communications
   6.875%, 6/15/09                                                              700                    779
   8.375%, 5/1/07                                                               275                    307
Comcast Corp.
   5.85%, 1/15/10                                                               900                    959
ConAgra Foods, Inc.
   6.00%, 9/15/06                                                             1,743                  1,834
Conoco Funding Co.
   5.45%, 10/15/06                                                            2,315                  2,428
Cooper Industries, Inc.
   5.25%, 7/1/07                                                              1,080                  1,133
COX Communications, Inc.
   7.75%, 8/15/06                                                               500                    537
CSX Corp.
   2.75%, 2/15/06                                                               620                    619
   9.00%, 8/15/06                                                               630                    695
CVS Corp.
   5.625%, 3/15/06                                                              585                    608
DaimlerChrysler N.A. Holding Corp.
   4.05%, 6/4/08                                                                770                    778
   6.40%, 5/15/06                                                             1,805                  1,900
   8.00%, 6/15/10                                                                85                     99
Deutsche Telekom International Finance BV
   8.50%, 6/15/10                                                             1,355                  1,626
Federated Department Stores, Inc.
   6.30%, 4/1/09                                                                790                    860
   6.625%, 9/1/08                                                             1,290                  1,416
FedEx Corp.
   2.65%, 4/1/07                                                                385                    379
   6.875%, 2/15/06                                                              525                    552
Ford Motor Credit Co.
   6.875%, 2/1/06                                                             2,500                  2,617
General Mills, Inc.
   3.875%, 11/30/07                                                             360                    364
General Motors Acceptance Corp.
   4.50%, 7/15/06                                                             3,330                  3,384
   6.125%, 8/28/07                                                            1,370                  1,444
   6.75%, 1/15/06                                                                60                     63
   7.75%, 1/19/10                                                             2,500                  2,750
GTE Corp.
   6.36%, 4/15/06                                                             1,960                  2,059
Honeywell International, Inc.
   5.125%, 11/1/06                                                            2,710                  2,824
   6.875%, 10/3/05                                                            1,020                  1,061
Hyatt Equities LLC
   6.875%, 6/15/07                                                           (e)935                    998
ICI Wilmington, Inc.
   4.375%, 12/1/08                                                              545                    552
Inco Ltd.
   7.75%, 5/15/12                                                             1,750                  2,065
International Paper Co.
   3.80%, 4/1/08                                               $                700   $                699
   4.25%, 1/15/09                                                                50                     50
Johnson Controls, Inc.
   5.00%, 11/15/06                                                              820                    853
Kerr-McGee Corp.
   5.875%, 9/15/06                                                              635                    665
   6.875%, 9/15/11                                                              670                    751
Kraft Foods, Inc.
   4.00%, 10/1/08                                                               910                    917
   5.25%, 6/1/07                                                              1,940                  2,032
Kroger Co. (The)
   7.625%, 9/15/06                                                            3,480                  3,766
Lenfest Communications, Inc.
   7.625%, 2/15/08                                                              185                    204
Lockheed Martin Corp.
   8.20%, 12/1/09                                                               450                    536
Lowe's Cos., Inc.
   7.50%, 12/15/05                                                            1,015                  1,074
Marathon Oil Corp.
   5.375%, 6/1/07                                                             1,600                  1,679
Marriott International, Inc.
   8.125%, 4/1/05                                                             2,090                  2,145
Masco Corp.
   4.625%, 8/15/07                                                              485                    501
   6.75%, 3/15/06                                                               790                    833
May Department Stores Co. (The)
   3.95%, 7/15/07                                                          (e)1,800                  1,815
   6.875%, 11/1/05                                                              960                  1,001
McDonnell Douglas Corp.
   6.875%, 11/1/06                                                              675                    725
MeadWestvaco Corp.
   2.75%, 12/1/05                                                               680                    680
Miller Brewing Co.
   4.25%, 8/15/08                                                            (e)775                    789
Mohawk Industries, Inc.
   6.50%, 4/15/07                                                               855                    914
News America, Inc.
   4.75%, 3/15/10                                                             1,320                  1,345
   6.625%, 1/9/08                                                               320                    349
Nexen, Inc.
   5.05%, 11/20/13                                                            1,020                  1,015
Norfolk Southern Corp.
   7.35%, 5/15/07                                                               405                    443
Northrop Grumman Corp.
   4.079%, 11/16/06                                                             940                    955
Panhandle Eastern Pipe Line Co.
   2.75%, 3/15/07                                                               255                    250
Raytheon Co.
   4.85%, 1/15/11                                                               350                    360
   6.75%, 8/15/07                                                               605                    662
   8.30%, 3/1/10                                                                520                    622
Safeway, Inc.
   6.15%, 3/1/06                                                              2,607                  2,719

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                               FACE
                                                                             AMOUNT                  VALUE
                                                                              (000)                  (000)
----------------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Sappi Papier Holding AG
   6.75%, 6/15/12                                              $             (e)770   $                846
Sealed Air Corp.
   6.95%, 5/15/09                                                            (e)380                    421
Southwest Airlines Co.
   5.496%, 11/1/06                                                              820                    848
Target Corp.
   5.95%, 5/15/06                                                             3,285                  3,456
   7.50%, 2/15/05                                                               715                    728
TCI Communications, Inc.
   8.00%, 8/1/05                                                                525                    554
Telecom Italia Capital S.A.
   4.00%, 11/15/08                                                           (e)640                    644
Time Warner, Inc.
   6.125%, 4/15/06                                                            1,835                  1,919
   6.15%, 5/1/07                                                                670                    713
Union Pacific Corp.
   3.625%, 6/1/10                                                               480                    463
   6.79%, 11/9/07                                                             2,575                  2,807
UnitedHealth Group, Inc.
   4.125%, 8/15/09                                                              800                    807
   5.20%, 1/17/07                                                               115                    120
   7.50%, 11/15/05                                                            2,155                  2,270
Verizon Global Funding Corp.
   6.125%, 6/15/07                                                            2,475                  2,653
   7.25%, 12/1/10                                                             1,140                  1,316
Waste Management, Inc.
   6.875%, 5/15/09                                                            1,760                  1,968
WellPoint Health Networks, Inc.
   6.375%, 6/15/06                                                            1,330                  1,403
Weyerhaeuser Co.
   6.00%, 8/1/06                                                                 60                     63
   6.125%, 3/15/07                                                              505                    538
   6.75%, 3/15/12                                                             3,020                  3,392
----------------------------------------------------------------------------------------------------------
                                                                                                   112,741
==========================================================================================================
MORTGAGES -- OTHER (2.2%)
Bank of America Mortgage Securities
   3.748%, 7/25/34                                                         (h)2,003                  2,000
Citigroup Mortgage Loan Trust, Inc.
   4.10%, 9/25/34                                                          (h)3,500                  3,514
Countrywide Home Loan Mortgage
   4.724%, 11/20/34                                                        (h)3,700                  3,743
First Horizon Asset Securities, Inc.
   3.647%, 6/25/34                                                           (h)957                    955
   5.23%, 10/25/34                                                         (h)2,080                  2,122
Merrill Lynch Mortgage Investors, Inc.
   3.845%, 7/25/34                                                         (h)2,263                  2,269
Wells Fargo Mortgage Backed Securities Trust
   3.397%, 7/25/34                                                         (h)1,177                  1,179
   3.457%, 9/25/34                                                         (h)4,824                  4,818
----------------------------------------------------------------------------------------------------------
                                                                                                    20,600
==========================================================================================================
SOVEREIGN (0.7%)
Province of Quebec
   5.50%, 4/11/06                                              $              1,645   $              1,714
   6.125%, 1/22/11                                                              845                    938
United Mexican States
   8.375%, 1/14/11                                                            2,385                  2,802
   8.625%, 3/12/08                                                            1,265                  1,452
----------------------------------------------------------------------------------------------------------
                                                                                                     6,906
==========================================================================================================
U.S. TREASURY SECURITIES (16.9%)
U.S. Treasury Notes
   3.50%, 11/15/06                                                           20,000                 20,357
   4.625%, 5/15/06                                                           13,000                 13,453
   5.625%, 2/15/06                                                           69,900                 73,021
   5.75%, 11/15/05                                                           15,000                 15,584
   6.50%, 8/15/05                                                            20,000                 20,753
   6.75%, 5/15/05                                                            18,500                 19,036
----------------------------------------------------------------------------------------------------------
                                                                                                   162,204
==========================================================================================================
UTILITIES (1.6%)
Appalachian Power Co.
   3.60%, 5/15/08                                                             1,350                  1,342
Columbus Southern Power Co.
   4.40%, 12/1/10                                                             1,460                  1,457
Consolidated Natural Gas Co.
   5.375%, 11/1/06                                                            2,890                  3,008
Duke Energy Corp.
   3.75%, 3/5/08                                                                855                    859
   4.50%, 4/1/10                                                                795                    809
Entergy Gulf States, Inc.
   3.60%, 6/1/08                                                                445                    440
Exelon Corp.
   6.75%, 5/1/11                                                                860                    962
Pacific Gas & Electric Co.
   3.60%, 3/1/09                                                              1,670                  1,652
Public Service Electric & Gas Co.
   2.055%, 6/23/06                                                         (h)3,470                  3,470
Ras Laffan Liquefied Natural Gas Co., Ltd.
   7.628%, 9/15/06                                                           (e)198                    208
Southern California Edison Co.
   5.00%, 1/15/14                                                               165                    168
Wisconsin Electric Power Co.
   4.50%, 5/15/13                                                               530                    525
----------------------------------------------------------------------------------------------------------
                                                                                                    14,900
==========================================================================================================
   TOTAL FIXED INCOME SECURITIES (COST $933,530)                                                   935,553
==========================================================================================================

                                                                             SHARES
----------------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.1%)
MORTGAGES -- OTHER (0.1%)
Home Ownership Funding Corp.
   13.331% (COST $703)                                                     (e)1,800                    745
----------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                                               FACE
                                                                             AMOUNT                  VALUE
                                                                              (000)                  (000)
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.2%)
DISCOUNT NOTES (2.6%)
Federal Home Loan Bank
   1.70%, 10/1/04                                              $             25,000   $             24,999
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.4%)
J.P. Morgan Securities, Inc., 1.60%,
   dated 9/30/04, due 10/1/04,
   repurchase price $32,181                                               (f)32,180                 32,180
----------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.2%)
U.S. Treasury Bills
   1.83%, 1/13/05                                                            (j)650                    647
   2.04%, 3/24/05                                                          (j)1,200                  1,188
----------------------------------------------------------------------------------------------------------
                                                                                                     1,835
==========================================================================================================
   TOTAL SHORT-TERM INVESTMENTS (COST $59,016)                                                      59,014
==========================================================================================================
TOTAL INVESTMENTS (104.0%) (COST $993,249)                                                         995,312
==========================================================================================================

(e)  144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(i)  Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
@    Value/Face Amount is less than $500.
TBA  To be announced

STATEMENT OF ASSETS & LIABILITIES

                                                                             AMOUNT                 AMOUNT
                                                                              (000)                  (000)
----------------------------------------------------------------------------------------------------------
ASSETS (107.9%)
  Total Investments, at Value (Cost $993,249)                  $            995,312
  Cash                                                                          175
  Receivable for Delayed Delivery Commitments                                28,077
  Interest Receivable                                                         7,616
  Receivable for Portfolio Shares Sold                                        1,593
  Receivable for Investments Sold                                               418
  Due from Broker                                                               114
  Other                                                                          37   $          1,033,342
----------------------------------------------------------------------------------------------------------
LIABILITIES (-7.9%)
  Payable for Delayed Delivery
  Commitments                                                               (74,599)
  Payable for Investment Advisory Fees                                         (698)
  Payable for Portfolio Shares Redeemed                                        (560)
  Payable for Administrative Fees                                               (74)
  Payable for Custodian Fees                                                     (9)
  Payable for Trustees' Fees and Expenses                                        (3)
  Other Liabilities                                                             (32)               (75,975)
----------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                     $            957,367
==========================================================================================================

                                                                                                    AMOUNT
                                                                                                     (000)
----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                       $            965,382
Undistributed (Distributions in Excess of) Net Investment Income                                     2,915
Accumulated Net Realized Gain (Loss)                                                               (11,247)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                                        2,063
  Futures Contracts                                                                                 (1,746)
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $            957,367
==========================================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 91,201,695 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                  $              10.50
==========================================================================================================

FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                                     NET
                                                                                  UNREALIZED
                                NUMBER                                           APPRECIATION
                                  OF              VALUE        EXPIRATION       (DEPRECIATION)
                              CONTRACTS           (000)           DATE              (000)
----------------------------------------------------------------------------------------------
LONG:
  U.S. Treasury 2 yr. Note    235              $   49,640         Dec-04        $         @--
SHORT:
  U.S. Treasury 5 yr. Note    884                  97,903         Dec-04                 (850)
  U.S. Treasury 10 yr. Note   586                  65,998         Dec-04                 (896)
                                                                                -------------
                                                                                $      (1,746)
                                                                                =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

MUNICIPAL PORTFOLIO

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax. The Portfolio invests primarily in fixed income securities issued by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. The Portfolio may invest in high yield municipal securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity of between five and ten years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. Federal Home Loan Mortgage Corp, Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio had a total return of 4.02% compared to 3.37% for the Blended Municipal Index (a 50%/50% blend of the Lehman 5&10 Year Municipal Indices).

FACTORS AFFECTING PERFORMANCE

   - We employed a defensive posture for most of the year in order to help protect principal from an anticipated rise in interest rates. Accordingly, the interest rate sensitivity of the Portfolio was less than that of the benchmark for most of the period. While rates on short maturity bonds did rise during the period, this strategy had a small negative impact on relative performance mainly due to the yield give-up associated with having less interest rate risk than the market.

   - The Portfolio was positioned to benefit if intermediate and long maturity municipals outperformed Treasury issues. This strategy added significant value for the year because these municipals have performed very well relative to Treasury bonds.

   - Opportunistic exposure to taxable mortgage-backed and corporate bonds, particularly lower quality issues, had a positive impact on performance relative to the Index, even after adjusting for their tax impact.

MANAGEMENT STRATEGIES

   - We continued to position the Portfolio defensively because our analysis indicated that interest rates were significantly below fair value and unsustainable at current levels. The duration of the portfolio has been less than that of the market in order to help preserve principal in the event of anticipated rising interest rates.

   - In the municipal sector, we focused on capturing relative cheapness in longer issues relative to intermediate issues that comprise the benchmark. To accomplish this, we emphasized longer maturity issues and have been hedging exposure to changes in Treasury rates. Holdings continued to have higher than average call protection and credit quality.

   - Holdings of taxable mortgage-backed and corporate bonds have been reduced and now represent about 3% of the Portfolio.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

                                                     LEHMAN 10       BLENDED    LIPPER INTERMEDIATE
                    MUNICIPAL    LEHMAN 5 YEAR    YEAR MUNICIPAL    MUNICIPAL      MUNICIPAL DEBT
                    PORTFOLIO   MUNICIPAL INDEX       INDEX           INDEX          FUNDS INDEX
"1994"              5,000,000       5,000,000        5,000,000      5,000,000         5,000,000
"1995"              5,668,603       5,445,211        5,590,276      5,645,779         5,434,105
"1996"              6,204,957       5,679,792        5,860,661      5,998,977         5,676,243
"1997"              6,730,511       6,058,899        6,417,497      6,483,802         6,099,333
"1998"              7,215,269       6,468,356        6,983,378      6,988,566         6,543,780
"1999"              7,223,409       6,568,872        6,951,138      7,026,511         6,510,806
"2000"              7,704,454       6,885,821        7,395,037      7,420,311         6,824,594
"2001"              8,527,747       7,550,458        8,134,493      8,149,604         7,454,688
"2002"              9,147,576       8,143,214        8,905,040      8,855,611         8,007,043
"2003"              9,530,859       8,539,788        9,240,760      9,238,174         8,283,190
"2004"              9,914,000       8,714,000        9,676,000      9,549,500         8,536,225

                                                 FISCAL YEAR ENDED SEPTEMBER 30

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

MUNICIPAL PORTFOLIO

PERFORMANCE COMPARED TO THE LEHMAN 5 YEAR MUNICIPAL INDEX(1), THE LEHMAN 10 YEAR MUNICIPAL INDEX(2),THE BLENDED MUNICIPAL INDEX(3) AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(4)

                                                                         TOTAL RETURNS(5)
                                                           -------------------------------------------
                                                                              AVERAGE ANNUAL
                                                                    ----------------------------------
                                                            ONE      FIVE         TEN            SINCE
                                                           YEAR     YEARS       YEARS     INCEPTION(7)
------------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(6)                        4.02%     6.54%       7.08%        6.63%
Lehman 5 Year Municipal Index                              2.04      5.82        5.71         5.53
Lehman 10 Year Municipal Index                             4.71      6.84        6.82         6.60
Blend Municipal Index                                      3.37      6.33        6.68         6.33
Lipper Intermediate Municipal Debt Funds Index             3.05      5.57        5.49         5.31

(1) The Lehman 5 Year Municipal Index is a market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher municipal bonds with maturities of four to six years. To be included in the index, bonds must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the Index.
(2) The Lehman 10 Year Municipal Index is market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher municipal bonds with maturities of eight to twelve years. To be included in the index, bonds must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the Index.
(3) The Blended Municipal Index is an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10 Year Municipal Index and 50% Lehman 5 Year Municipal Index thereafter.
(4) The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Intermediate Municipal Debt Funds classification.
(5) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(6)  Commenced operations on October 1, 1992
(7) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                       EXPENSES PAID
                                                   ENDING ACCOUNT     DURING PERIOD*
                                    BEGINNING               VALUE   APRIL 1, 2004 --
                                ACCOUNT VALUE       SEPTEMBER 30,      SEPTEMBER 30,
                                APRIL 1, 2004                2004               2004
------------------------------------------------------------------------------------
Actual                         $    1,000.00       $     1,016.10      $      2.52
Hypothetical (5% average
annual return before
expenses)                           1,000.00             1,022.50             2.53

* Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

MUNICIPAL PORTFOLIO

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total net investments.

[CHART]

Municipal Bonds               85.4%
U.S. Treasury Securities       8.3%
Short-Term Investments         3.7%
Other*                         2.6%

* Investment types which do not appear in the top 10 investment types and investment types which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

MUNICIPAL PORTFOLIO

                                                                             FACE
                                                                           AMOUNT           VALUE
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (103.7%)
MUNICIPAL BONDS (91.9%)
Abilene Independent School District
 General Obligation Bonds (PSFG)
  5.00%, 2/15/14                                                    $       1,875   $       2,065
Allegheny County, PA Hospital Development
 Authority Revenue Bonds
  9.25%, 11/15/15                                                           1,300           1,482
Allegheny County, PA Industrial Development
 Authority Revenue Bonds
  4.75%, 12/1/32                                                              525             563
Austin, TX Convention Enterprises, Inc.,
 Revenue Bonds
  6.70%, 1/1/28                                                               400             424
Austin, TX Water & Wastewater System
 Revenue Bonds (MBIA)
  5.25%, 11/15/13                                                           4,100           4,601
Badger TOB Asset Securitization Corp.,
 WI, Revenue Bonds
  6.125%, 6/1/27                                                            1,270           1,218
Berks County, PA, (FGIC)
  Zero Coupon, 5/15/19 - 11/15/20                                           2,250           1,110
Brazos River Authority, TX Pollution Collateral
 Revenue Bonds
  5.40%, 10/1/29                                                              325             339
Brunswick County, NC, General
 Obligation Bonds (FGIC)
  5.00%, 5/1/17                                                             1,700           1,840
Bucks County, PA Water & Sewer Authority
 Special Obligation Bonds
  5.50%, 2/1/08                                                                40              42
Butler & Sedgwick Counties, KS Unified
 School District (FSA)
  5.85%, 9/1/17                                                             1,375           1,570
California State Department of Water Reserve
 Power Supply Revenue Bonds SAVRS
  0.93%, 5/1/22                                                             3,000           3,000
California State Department of Water Resources
 Power Supply Revenue Bonds (MBIA)
  5.25%, 5/1/12                                                             2,200           2,477
California State General Obligation Bonds
  5.25%, 2/1/14                                                             1,375           1,532
California State Public Works Board Revenue Bonds
  5.25%, 6/1/13                                                             1,150           1,281
  5.50%, 6/1/15                                                             1,275           1,443
Camden, AL Industrial Development Board
 Revenue Bonds
  1.00%, 12/1/24                                                              625             671
Carbon County, PA Industrial Development
 Authority Revenue Bonds
  6.65%, 5/1/10                                                               295             319
Carrollton, TX General Obligation Bonds (FSA)
  5.125%, 8/15/16                                                           1,470           1,600
Center Township, PA Sewer Authority
 Revenue Bonds (MBIA)
  Zero Coupon, 4/15/17                                                        615             358
Cherokee County, GA School Systems,
 General Obligation Bonds (MBIA)
  5.00%, 8/1/13                                                     $       1,000   $       1,114
Chicago, IL General Obligation Bonds (FGIC)
  Zero Coupon, 1/1/19                                                       4,000           2,069
Chicago, IL Park District General
 Obligation Bonds (FGIC)
  4.70%, 1/1/20                                                             3,000           3,092
Children's Trust Fund Revenue Bonds
  5.375%, 5/15/33                                                           1,985           1,819
  5.75%, 7/1/20                                                               985           1,075
Clark County, WA School District General
 Obligation Bonds (FSA)
  5.00%, 6/1/13                                                             2,500           2,776
Clear Creek, TX Independent School District
 (PSFG)
  4.50%, 2/15/20                                                            2,000           2,028
  5.65%, 2/15/19                                                            1,000           1,135
Cleveland, OH Airport Special Revenue Bonds
  5.50%, 12/1/08                                                              750             694
Colorado E470 Public Highway Authority
 Revenue Bonds (MBIA)
  Zero Coupon, 9/1/29                                                      18,900           5,022
Colorado Educational & Cultural Facilities
 Authority
 Revenue Bonds (MBIA)
  4.375%, 3/1/14                                                            1,400           1,478
  4.50%, 3/1/15                                                             1,600           1,685
  4.60%, 3/1/16                                                             1,000           1,052
Colorado Health Facilities Authority
 Revenue Bonds
  Zero Coupon, 7/15/20                                                      1,000             474
Commerce, CA Energy Authority
 Revenue Bonds (MBIA)
  5.25%, 7/1/09                                                             1,355           1,458
Cook County, IL School District
 General Obligation Bonds (MBIA)
  Zero Coupon, 12/1/22                                                      4,125           1,685
Corpus Christi, TX Business & Job
 Development Corp. (AMBAC)
  4.875%, 9/1/20                                                            2,745           2,871
  5.00%, 9/1/21                                                             1,590           1,673
Council Rock, PA School District
 General Obligation Bonds (MBIA)
  5.00%, 11/15/19                                                           1,285           1,378
Cranberry Township, PA (FGIC)
  4.80%, 12/1/18                                                            1,310           1,373
Crandall, TX Independent School District
 General Obligation Bonds (PSFG)
  Zero Coupon, 8/15/19 - 8/15/21                                            4,315           1,995
Crisp County Development Authority
  5.55%, 2/1/15                                                               200             209
Crowley TX Independent School District
 General Obligation Bonds (PSFG)
  5.00%, 8/1/10 - 8/1/11                                                    3,350           3,701

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                             FACE
                                                                           AMOUNT           VALUE
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Crown Point, IN Multi-School Building Corp.
 Revenue Bonds (MBIA)
  Zero Coupon, 1/15/24                                              $       5,200   $       1,961
Cypress-Fairbanks, TX Independent
 School District (PSFG)
  4.55%, 2/15/17                                                            1,400           1,450
  4.80%, 2/15/19                                                            1,650           1,714
Dallas, TX Area Rapid Transit Sales Tax
 Revenue Bonds (FGIC)
  4.80%, 12/1/20                                                            2,800           2,903
  4.90%, 12/1/21                                                            1,800           1,869
Delaware County, PA Industrial Development
 Authority Revenue Bonds
  6.50%, 1/1/08                                                               200             217
Delta County, MI Economic Development Corp.
 Revenue Bonds
  6.25%, 4/15/27                                                              450             479
Denton, TX Utility System Revenue Bonds (AMBAC)
  5.00%, 12/1/16                                                            1,865           2,012
Detroit, MI City School District
 General Obligation Bonds (FGIC)
  5.15%, 5/1/22                                                             2,500           2,656
Director of the State of Nevada Department
 of Business & Industry Revenue Bonds
  5.625%, 12/1/26                                                           1,100           1,184
Director of the State of Nevada Department
 of Business & Industry Revenue Bonds (AMBAC)
  Zero Coupon, 1/1/21 - 1/1/23                                              3,845           1,636
District of Columbia, George Washington
 University Revenue Bonds (MBIA)
  5.50%, 10/1/14                                                            1,500           1,722
Dover, PA Area School District (FGIC)
  5.00%, 4/1/16                                                             1,000           1,079
Eagle, IN - Union Middle School Building
 Revenue Bonds (AMBAC)
  4.90%, 7/5/16                                                             1,000           1,062
  5.00%, 7/5/17                                                             1,500           1,619
Eanes, TX Independent School District
 General Obligation Bonds (PSFG)
  4.80%, 8/1/19                                                             1,365           1,424
  4.875%, 8/1/20                                                            1,525           1,591
East Porter County, IN School Building Corp.
 Revenue Bonds (MBIA)
  4.70%, 7/15/12                                                            1,025           1,080
Edgewood, TX Independent School District (PSFG)
  4.75%, 8/15/16                                                            1,310           1,375
  4.85%, 8/15/17                                                              880             924
Edinburg, TX Consolidated Independent School
 District General Obligation Bonds (PSFG)
  4.55%, 2/15/17                                                            2,465           2,549
Elizabeth Forward, PA School District (MBIA)
  Zero Coupon, 9/1/11                                                       1,250             973
Essex County, NJ Utility Authority Revenue Bonds (FSA)
  4.80%, 4/1/14                                                             1,005           1,054
Everett, WA Water & Sewer Revenue Bonds (MBIA)
  5.00%, 7/1/13 - 7/1/14                                            $       3,340   $       3,686
Fort Wayne, IN Hospital Authority Hospital
 Revenue Bonds (MBIA)
  4.70%, 11/15/11                                                           1,100           1,173
Frisco, TX Independent School District (PSFG)
  Zero Coupon, 8/15/20 - 8/15/22                                            6,260           2,763
Geneva, IL Industrial Development
 Revenue Bonds (FSA)
  4.80%, 5/1/19                                                             1,705           1,779
  4.90%, 5/1/20                                                               700             732
Georgetown County, SC Pollution Control
 Facility Revenue Bonds
  5.125%, 2/1/12                                                              725             768
Georgia State Housing & Financing Authority
 (FHA)
  5.875%, 12/1/19                                                               5               5
Gilliam County, OR
  4.875%, 7/1/38                                                            1,400           1,452
Girard Area, PA School District (FGIC)
  Zero Coupon, 10/1/18 - 10/1/19                                              950             502
Grand Prairie, TX Independent School District
 General Obligation Bonds (PSFG)
  Zero Coupon, 2/15/14                                                      2,240           1,514
Grapevine, TX Certificates of Obligation (FGIC)
  5.75%, 8/15/17                                                            1,000           1,134
Hawaii State Certificate of Participation (AMBAC)
  4.80%, 5/1/12                                                             1,275           1,353
Hillsborough County, FL, Industrial Development
 Authority Pollution Control Revenue Bonds
  4.00%, 5/15/18                                                            1,625           1,648
Houston, TX Water & Sewer System
 Revenue Bonds (FSA)
  Zero Coupon, 12/1/25                                                     12,350           4,179
Houston, TX General Obligation Bonds (MBIA)
  5.00%, 3/1/12                                                             3,400           3,761
Houston, TX Revenue Bonds (MBIA)
  5.25%, 5/15/11                                                            2,000           2,241
Illinois Development Finance Authority
 Revenue Bonds (FGIC)
  Zero Coupon, 12/1/09                                                      2,000           1,699
Illinois Development Finance Authority,
 Solid Waste Disposal Revenue Bonds
  5.85%, 2/1/07                                                               110             117
Illinois Educational Facilities Authority SAVRS (MBIA)
  9.50%, 4/1/28                                                             3,000           3,000
Illinois Health Facilities Authority
 Revenue Bonds (MBIA)
  5.00%, 11/15/12                                                           1,000           1,079
Illinois Health Facilities Authority
 Revenue Bonds SAVRS (AMBAC)
  9.39%, 9/16/24                                                            2,950           2,950
Indiana Port Commission Revenue Bonds
  4.10%, 5/1/12                                                             3,450           3,528

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                             FACE
                                                                           AMOUNT           VALUE
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Indiana State University Revenue Bonds (AMBAC)
  5.25%, 11/15/14                                                   $       1,000   $       1,129
Indiana State University Revenue Bonds (FGIC)
  5.20%, 10/1/12                                                            1,640           1,799
Indiana Transportation Finance Authority
 Highway Revenue Bonds (AMBAC)
  Zero Coupon, 12/1/16                                                      1,695             996
Intermountain Power Agency, UT Power Supply
 Revenue Bonds
  Zero Coupon, 7/1/17                                                       1,750             979
Irving, TX Independent School District
 General Obligation Bonds (PSFG)
  Zero Coupon, 2/15/13                                                      1,945           1,387
Kane & De Kalb Counties, IL Community Unit
 School District (AMBAC)
  Zero Coupon, 12/1/09                                                        725             617
Kent State University, OH Revenue Bonds
 SAVRS (MBIA)
  0.90%, 5/1/32                                                             3,000           3,000
King County, WA General Obligation Bonds (MBIA)
  5.00%, 12/1/19                                                            1,075           1,153
Lake County, IL Community Consolidated
 School District General Obligation Bonds (FGIC)
  Zero Coupon, 12/1/19 - 12/1/21                                           12,775           5,911
Lakeview, MI Public School District
 General Obligation Bonds
  5.00%, 5/1/16                                                             1,060           1,144
Lancaster, TX Independent School District
 General Obligation Bonds (FSA)
  Zero Coupon, 2/15/09                                                      1,795           1,569
Leander, TX Independent School District
 General Obligation Bonds (PSFG)
  4.85%, 8/15/20                                                            1,160           1,206
Long Island, NY Power Authority Electric System
 Revenue Bonds (FSA)
  Zero Coupon, 6/1/16                                                       3,700           2,312
Long Island, NY Power Authority Electric System
 Revenue Bonds SAVRS (FSA)
  Zero Coupon, 12/1/29                                                      3,500           3,500
Madison & Jersey Counties, IL Unit School
 District General Obligation Bonds (FSA)
  Zero Coupon, 12/1/20                                                      2,900           1,343
Maricopa County Arizona Pollution Control
  2.90%, 6/1/35                                                             1,600           1,574
  4.00%, 1/1/38                                                               350             358
Maryland State Economic Development Corp.,
 Revenue Bonds
  7.50%, 12/1/14                                                              350             349
Massachusetts State College Building
 Authority Project Revenue Bonds
  5.375%, 5/1/15                                                            1,635           1,867
Massachusetts State Development Financing
 Agency Resource Recovery Revenue Bonds
  6.90%, 12/1/29                                                              250             284
Massachusetts State Health & Educational
 Facilities Authority Revenue Bonds (MBIA)
  5.75%, 10/1/22                                                    $       3,950   $       3,950
Massachusetts State Health & Educational
 Facilities Authority Revenue Bonds (AMBAC)
  4.80%, 7/1/12                                                             1,665           1,761
Maury County, TN Industrial Development Board
 Solid Waste Disposal Revenue Bonds
  6.30%, 8/1/18                                                             1,075           1,145
McKinney, TX Independent School District
 General Obligation Bonds (PSFG)
  4.75%, 2/15/20                                                            1,155           1,192
Memphis-Shelby County, TN Airport Authority
 Special Facilities Revenue Bonds,
 Federal Express Corp.
  5.00%, 9/1/09                                                               850             911
Metropolitan Pier & Exposition Authority, IL
 Dedicated State Tax Revenue Bonds (MBIA)
  Zero Coupon, 6/15/20 - 12/15/23                                           5,175           2,312
Michigan City, IN Area-Wide School Building Corp.
 Revenue Bonds (FGIC)
  Zero Coupon, 1/15/17 - 1/15/20                                            6,750           3,609
Michigan State Building Authority
 Revenue Bonds (MBIA)
  5.25%, 10/1/10 - 10/1/11                                                  3,000           3,370
Midland, TX Independent School District
 General Obligation Bonds (FGIC)
  5.95%, 3/1/18                                                             1,225           1,389
Midland, TX Independent School District
 General Obligation Bonds (PSFG)
  Zero Coupon, 8/15/06                                                        750             721
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
  4.875%, 6/1/19                                                            2,070           2,168
  5.00%, 6/1/20                                                             1,170           1,232
Minneapolis & St. Paul, MN Metropolitan
 Airports Commission
  6.50%, 4/1/25                                                               405             388
Montgomery County, PA Industrial Development
 Authority Pollution Control Revenue Bonds
  5.20%, 10/1/30                                                              850             850
Montour, PA School District (MBIA)
  Zero Coupon, 1/1/13                                                         300             217
Morton Grove, IL (FGIC)
  4.50%, 12/1/13                                                            1,480           1,531
Nassau County, NY Improvement Bonds (FSA)
  6.00%, 3/1/17                                                             1,275           1,476
Nevada Housing Division (FHA)
  5.30%, 4/1/28                                                               215             215
New Jersey Economic Development Authority
 Revenue Bonds
  Zero Coupon, 4/1/12                                                         625             475
New Orleans, LA Audubon Commission
 General Obligation Bonds (FSA)
  5.00%, 10/1/13                                                            1,695           1,886

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                             FACE
                                                                           AMOUNT           VALUE
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
New York City, NY Industrial Development
 Agency Revenue Bonds (FSA)
  6.00%, 11/1/15                                                    $       1,820   $       1,862
New York State Dormitory Authority
 Revenue Bonds (FSA)
  5.10%, 2/15/11                                                            2,075           2,265
Noblesville, IN High School Building Corp. (AMBAC)
  Zero Coupon, 2/15/19                                                      1,850             943
North Carolina Municipal Power Agency, Electric
 Revenue Bonds
  6.625%, 1/1/10                                                              850             979
North Harris, TX Montgomery Community College
 District General Obligation Bonds (FGIC)
  4.90%, 2/15/21                                                            1,825           1,889
North Side, IN High School Building Corp.
 Revenue Bonds (FSA)
  5.25%, 7/15/13                                                            2,910           3,275
North Slope Borough, AK (MBIA)
  Zero Coupon, 6/30/12                                                      2,900           2,148
Northside, TX Independent School District
 General Obligation Bonds (PSFG)
  4.90%, 8/1/21                                                             1,850           1,911
Ohio State Solid Waste Revenue
  4.25%, 4/1/33                                                               700             686
Okemos, MI Public School District (MBIA)
  Zero Coupon, 5/1/15                                                         900             580
Orange County, FL Housing & Finance Authority
 Single Family Mortgage Revenue Bonds
  5.10%, 9/1/27                                                                60              60
Ouachita Parish, LA West Ouachita Parish
 School District Revenue Bonds (MBIA)
  4.70%, 9/1/14                                                             1,020           1,077
Pearland, TX Independent School District (PSFG)
  4.875%, 2/15/19                                                           1,425           1,488
  4.90%, 2/15/20                                                            1,505           1,567
Penn Hills Municipality, PA
  Zero Coupon, 6/1/12 - 12/1/13                                             2,115           1,498
Pennsylvania Convention Center Authority (FGIC)
  6.70%, 9/1/16                                                               500             616
Pennsylvania Housing & Finance Authority
  5.35%, 10/1/08                                                               50              50
Pennsylvania Housing & Finance Authority (FHA)
  5.55%, 10/1/12                                                               80              80
Pennsylvania State Financing Authority School
 Revenue Bonds, Aliquippa School District
  Zero Coupon, 6/1/12                                                         685             492
Pennsylvania State Public School Building
 Authority, Marple Newtown School
 District Project Revenue Bonds (MBIA)
  4.60%, 3/1/15                                                             1,065           1,115
  4.70%, 3/1/16                                                               715             749
Philadelphia, PA Authority For Industrial
 Development Special Facilities
 Revenue Bonds, Doubletree Hotel
  6.50%, 10/1/27                                                              320             326
Philadelphia, PA Hospital Authority
 Revenue Bonds
  10.875%, 7/1/08                                                   $          70   $          75
Philadelphia, PA Hospitals & Higher Education
 Facilities Authority Revenue Bonds
  6.15%, 7/1/05                                                                50              52
Piedmont, SC Municipal Power Agency (AMBAC)
  Zero Coupon, 1/1/31-1/1/32                                               22,300           5,230
Pittsburgh, PA Stadium Authority Lease
 Revenue Bonds
  6.50%, 4/1/11                                                               170             192
Port Authority, NY & NJ Special Obligation
 Revenue Bonds
  7.00%, 10/1/07                                                              300             310
Richardson, TX Hotel Occupancy
 Certificates of Obligation (FGIC)
  5.75%, 2/15/17                                                            1,405           1,578
Richland County, SC Revenue Bonds
  6.10%, 4/1/23                                                               725             768
Rio Grande City, TX Consolidated
 Independent School District
 General Obligation Bonds (PSFG)
  4.45%, 8/15/20                                                            1,245           1,257
Riverside, CA Electric Revenue Bonds (MBIA)
  5.00%, 10/1/11-10/1/12                                                    3,380           3,773
Robinson Township, PA Municipal Authority
  6.90%, 5/15/18                                                              105             123
Rockport, IN Pollution Control
 Revenue Bonds SAVRS
  4.90%, 6/1/25                                                               455             470
Saginaw Valley State University, MI
 Revenue Bonds SAVRS (MBIA)
  0.90%, 7/1/31                                                             4,000           4,000
Saginaw, MI Hospital Financing Authority
 Revenue Bonds (MBIA)
  5.375%, 7/1/19                                                            1,265           1,378
Sam Rayburn, TX Municipal Power Agency
 Revenue Bonds
  6.00%, 10/1/21                                                              650             696
San Antonio County, TX Parking System
 Revenue Bonds (AMBAC)
  5.50%, 8/15/17                                                              700             774
Sanger, TX Independent School District
 General Obligation Bonds (PSFG)
  Zero Coupon, 2/12/19 - 2/15/22                                            4,265           1,963
Santa Ana, CA Unified School District
 General Obligation Bonds (FGIC)
  Zero Coupon, 8/1/19 - 8/1/20                                              5,475           2,664
Savannah, GA Economic Development Authority
 Revenue Bonds
  7.40%, 4/1/26                                                               310             321
Scranton-Lackawanna, PA Health & Welfare
 Authority Revenue Bonds
  6.625%, 7/1/09                                                               70              78

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                             FACE
                                                                           AMOUNT           VALUE
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Seattle, WA Refunding & Public Improvement
 General Obligation Bonds
  4.60%, 12/1/21                                                    $       2,500   $       2,551
Southeastern Area Schools, PA Revenue Bonds
  Zero Coupon, 10/1/06                                                        590             561
Spring, TX Independent School District
 General Obligation Bonds (PSFG)
  5.00%, 8/15/19                                                            1,760           1,874
Steel Valley, PA School District, Allegheny County
 General Obligation Bonds
  Zero Coupon, 11/1/11 - 11/1/17                                            1,820           1,207
Stroudsburg, PA Area District School (FSA)
  4.90%, 4/1/20                                                             1,110           1,162
Texas State Turnpike Authority
 Revenue Bonds (AMBAC)
  Zero Coupon, 8/15/18                                                      5,700           3,008
Thurston & Pierce Counties Community Schools,
 WA General Obligation Bonds (FSA)
  3.95%, 12/1/14                                                            1,735           1,771
Tobacco Settlement Authority of Washington,
 Asset Backed Bonds
  6.50%, 6/1/26                                                               975             959
Tobacco Settlement Financing Corp., LA,
 Asset Backed Bonds
  5.50%, 5/15/30                                                            1,350           1,198
Tobacco Settlement Financing Corp., NJ,
 Asset Backed Bonds
  4.375%, 6/1/19                                                            1,000           1,001
Tobacco Settlement Financing Corp., RI,
 Asset Backed Bonds
  6.00%, 6/1/23                                                             1,575           1,497
Toledo-Lucas County, OH Port Authority
 Revenue Bonds
  6.45%, 12/15/21                                                             900           1,008
Tomball, TX Independent School District (PSFG)
  4.75%, 2/15/15                                                            1,205           1,268
University of Arkansas Revenue Bonds (FSA)
  4.90%, 12/1/19                                                            2,315           2,420
University of Massachusetts Building Authority
 Revenue Bonds (AMBAC)
  5.25%, 11/1/11                                                            2,100           2,363
University of North Texas Board of Regents (FGIC)
  4.875%, 4/15/20                                                           2,250           2,340
University of Southern Indiana, IN (AMBAC)
  5.00%, 10/1/09                                                            1,095           1,204
Upper Darby Township, PA
 General Obligation Bonds (AMBAC)
  Zero Coupon, 7/15/11                                                        525             411
Utah County, UT Environmental Improvement
 Revenue Bonds
  5.05%, 11/1/17                                                              170             183
Utah State Water Finance Agency (AMBAC)
  4.625%, 10/1/20                                                           2,500           2,563
Valparaiso, IN Middle Schools Building Corp.
 Revenue Bonds (MBIA)
  4.50%, 7/15/18                                                    $       1,370   $       1,407
  4.60%, 7/15/19                                                            1,630           1,676
Vancouver, WA Water & Sewer
 Revenue Bonds (MBIA)
  4.60%, 6/1/13                                                             1,000           1,036
Virginia State Peninsula Regional
 Jail Authority (MBIA)
  5.00%, 10/1/12 - 10/1/13                                                  2,705           2,991
Waco, TX Educational Finance Corp.
 Revenue Bonds SAVRS
  0.95%, 2/1/32                                                             2,850           2,850
Wake County Industrial Facilities & Pollution
 Control Financing Authority, NC (AMBAC)
  1.60%, 5/1/24                                                             3,700           3,700
Warren, MI Consolidated School District
 General Obligation Bonds
  4.15%, 5/1/14                                                             1,000           1,035
  4.25%, 5/1/15                                                             1,440           1,484
Washington State Health Care Facilities
 Authority Revenue Bonds (AMBAC)
  5.125%, 11/15/11                                                          1,000           1,101
Washington State Health Care Facilities
 Authority Revenue Bonds (FSA)
  4.70%, 10/1/11                                                            1,075           1,136
Washington State Health Care Facilities
 (Fred Hutchinson) SAVRS (AMBAC)
  1.50%, 1/1/33                                                             3,600           3,600
Washington State Motor Vehicle
 Fuel Facilities (AMBAC)
  Zero Coupon, 6/1/14 - 6/1/16                                              8,160           5,215
Washington State Recreational Facilities (FGIC)
  Zero Coupon, 1/1/17                                                       6,900           3,995
Washoe County, NV General Obligation Bonds
 (FSA)
  Zero Coupon, 7/1/18                                                       4,235           2,257
Wayne State University, MI Revenue Bonds
 SAVRS (AMBAC)
  0.92%, 11/15/32                                                           3,000           3,000
West Ottawa, MI Public School District
 General Obligation Bonds
  5.00%, 5/1/21                                                             1,680           1,763
West Virginia University Revenue Bonds (AMBAC)
  Zero Coupon, 4/1/22 - 4/1/24                                              2,000             803
Winnebago County, IL School District
 General Obligation Bonds (FSA)
  Zero Coupon, 1/1/14                                                       3,600           2,444
Wisconsin Housing & Economic Development
 Authority Home Ownership Revenue Bonds
  5.125%, 9/1/26                                                              555             557
Wisconsin State Health & Educational
 Facilities Authority (AMBAC)
  5.625%, 2/15/12                                                           1,000           1,138

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MUNICIPAL PORTFOLIO

                                                                             FACE
                                                                           AMOUNT           VALUE
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
York County, PA Hospital Authority
 Revenue Bonds SAVRS (AMBAC)
  0.93%, 7/1/21                                                     $       3,850   $       3,850
Ypsilanti, MI School District General
 Obligation Bonds (FGIC)
  4.70%, 5/1/12                                                             1,115           1,179
-------------------------------------------------------------------------------------------------
                                                                                          338,786
=================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.9%)
Federal Home Loan Mortgage Corporation
  IO
  6.50%, 3/15/33                                                            1,307             230
  IO PAC
  6.00%, 4/15/32                                                            3,540             457
Federal National Mortgage Association
  Inv Fl IO
  6.26%, 12/25/29                                                             303              16
  7.91%, 3/25/23                                                            1,199             145
  IO
  6.00%, 5/25/33 - 6/25/33                                                  5,917           1,098
  6.50%, 7/1/31 - 5/25/33                                                   3,510             633
  7.00%, 3/1/32 - 4/25/33                                                   1,751             319
  8.00%, 5/1/30 - 6/1/30                                                      546              96
Government National Mortgage Association
  Inv Fl IO
  6.171%, 12/16/25                                                            847              79
  6.221%, 5/16/32                                                             764              66
  6.771%, 12/16/29                                                            498              57
  7.456%, 4/16/19                                                           1,193             138
-------------------------------------------------------------------------------------------------
                                                                                            3,334
=================================================================================================
FINANCE (0.0%)
iStar Financial, Inc.
  7.00%, 3/15/08                                                              155             168
-------------------------------------------------------------------------------------------------
INDUSTRIALS (1.6%)
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13                                                              120             111
  8.55%, 8/1/10                                                               600             647
  8.85%, 8/1/30                                                               405             403
AT&T Corp.
  8.75%, 11/15/31                                                             700             767
Bowater Canada Finance Corp.
  7.95%, 11/15/11                                                             985           1,045
FMC Corp.
  10.25%, 11/1/09                                                              65              76
Hilton Hotels Corp.
  7.625%, 12/1/12                                                             390             455
Hyatt Equities LLC
  6.875%, 6/15/07                                                          (e)360             384
Smithfield Foods, Inc.
  7.75%, 5/15/13                                                               90              98
  8.00%, 10/15/09                                                             380             421
Starwood Hotels & Resorts Worldwide, Inc.
  7.375%, 5/1/07                                                              100             108
  7.875%, 5/1/12                                                              245             278
Tenet Healthcare Corp.
  7.375%, 2/1/13                                                    $         625   $         591
Xerox Corp.
  7.125%, 6/15/10                                                             315             338
-------------------------------------------------------------------------------------------------
                                                                                            5,722
=================================================================================================
U.S. TREASURY SECURITIES (8.9%)
U.S. Treasury Strips
  IO
  5.08%, 2/15/21                                                        (i)74,500          32,795
-------------------------------------------------------------------------------------------------
UTILITIES (0.4%)
GulfTerra Energy Partners LP
  8.50%, 6/1/10                                                               235             275
Nevada Power Co.
  9.00%, 8/15/13                                                              320             370
PSEG Energy Holdings LLC
  7.75%, 4/16/07                                                              645             692
Texas-New Mexico Power Co.
  6.25%, 1/15/09                                                              295             311
-------------------------------------------------------------------------------------------------
                                                                                            1,648
=================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $362,728)                                           382,453
=================================================================================================

                                                                           SHARES
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%)
MONEY MARKET FUND (2.9%)
Dreyfus Basic Municipal Money Market Fund                              10,574,844          10,575
-------------------------------------------------------------------------------------------------

                                                                             FACE
                                                                           AMOUNT
                                                                            (000)
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.8%)
J.P. Morgan Securities, Inc., 1.60%,
 dated 9/30/04, due 10/1/04,
 repurchase price $2,929                                            $    (f)2,929           2,929
-------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
  1.83%, 1/13/05                                                              800             796
  2.04%, 3/24/05                                                           (j)500             495
-------------------------------------------------------------------------------------------------
                                                                                            1,291
=================================================================================================
  TOTAL SHORT-TERM INVESTMENTS (COST $14,795)                                              14,795
=================================================================================================
TOTAL INVESTMENTS 107.7% (COST $377,523)                                                  397,248
-------------------------------------------------------------------------------------------------

(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(i)     Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2004.
IO      Interest Only
AMBAC   Ambac Assurance Corporation
FGIC    Financial Guaranty Insurance Company

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

MUNICIPAL PORTFOLIO

FHA     Federal Housing Administration
FSA     Financial Security Assurance Inc.
MBIA    MBIA Insurance Corporation
PSFG    Permanent School Fund
        Guaranteed
SAVRS   Semi-Annual Variable Rate Security

STATEMENT OF ASSETS & LIABILITIES

                                                                           AMOUNT          AMOUNT
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
ASSETS (109.9%)
  Total Investments, at Value (Cost $377,523)                       $     397,248
  Interest Receivable                                                       3,216
  Due from Broker                                                           2,617
  Net Unrealized Appreciation on Swap
    Agreements                                                                982
  Receivable for Portfolio Shares Sold                                        927
  Receivable for Investments Sold                                             365
  Other                                                                        14   $     405,369
-------------------------------------------------------------------------------------------------
LIABILITIES (-9.9%)
  Payable for Investments Purchased                                       (34,710)
  Interest Payable for Swap Agreements                                     (1,563)
  Payable for Investment Advisory Fees                                       (329)
  Payable for Administrative Fees                                             (30)
  Payable for Portfolio Shares Redeemed                                       (20)
  Payable for Custodian Fees                                                   (5)
  Payable for Trustees' Fees and Expenses                                      (3)
  Other Liabilities                                                           (23)        (36,683)
-------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                   $     368,686
=================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                     $     350,309
Undistributed (Distributions in Excess of) Net Investment Income                            1,199
Accumulated Net Realized Gain (Loss)                                                       (3,599)
Unrealized Appreciation (Depreciation) on:
  Investments                                                                              19,725
  Futures Contracts                                                                            70
  Swap Agreements                                                                             982
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $     368,686
=================================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 29,122,810 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                $       12.66
=================================================================================================

FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                NET
                                                             UNREALIZED
                       NUMBER                               APPRECIATION
                         OF         VALUE     EXPIRATION   (DEPRECIATION)
                      CONTRACTS     (000)        DATE          (000)
-------------------------------------------------------------------------
LONG:
 U.S. Treasury
  10 yr. Note            405      $  45,613     Dec-04        $   384
SHORT:
 U.S. Treasury
  2 yr. Note              17          3,591     Dec-04             (3)
 U.S. Treasury
  5 yr. Note             160         17,720     Dec-04           (170)
 U.S. Treasury
  Long Bond               78          8,753     Dec-04           (141)
                                                              -------
                                                              $    70
                                                              =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (UNAUDITED)

BALANCED PORTFOLIO

The Balanced Portfolio seeks to realize above-average total return over a market cycle of three to five years. The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities represent a much greater risk of default and tend to be more volatile than higher rated bonds. Freddie Mac, Fannie Mae, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2004, the Portfolio's Institutional Class Shares had a total return of 9.49% compared to 9.96% for the 60/40 blended Index, a blend of 60% S&P 500 Index and 40% Citigroup U.S. Broad Investment Grade Bond Index.

FACTORS AFFECTING PERFORMANCE

   - After a strong start to the fiscal year, world equity markets hit a soft patch in growth. Global financial markets were largely unsettled by the potential impact of monetary tightening, a slowdown in Chinese growth, rising oil prices and geopolitical risk. The fiscal year ended on a bullish note, as stocks outperformed bonds, cyclical sectors dominated within equities, and corporate and high-yield bonds outperformed Treasuries within fixed income.

   - The Portfolio's asset allocation contributed to performance. We entered the fiscal year neutral to equities and underweight to bonds. Over the course of the year, we increased our exposure to equities based on attractive valuations and oversold sentiment and maintained an underweight to bonds. Overall, our constructive stance on equities was rewarded, as equities outperformed fixed income.

   - The Portfolio's opportunistic investments, particularly to the Emerging Markets and to non-U.S. dollar currencies (Euro & Yen) contributed strongly to results. The Emerging Markets benefited from strong domestic growth and cheap valuations. During the year, the dollar declined relative to the Euro and Yen reflecting fears of slowing growth and rising twin-deficits in the US.

   - However, the Portfolio's allocation to Japan was not favorable. After a strong start to the period, disappointing growth, especially second quarter GDP for Japan, and a spike in oil prices dampened market enthusiasm.

   - Within fixed income, exposure to corporates and high-yield added significantly to returns. Corporate bonds outperformed Treasuries, as spreads narrowed reflecting improved balance sheets and free cash flow. High yield bonds delivered stellar returns, highlighting investors' increased risk appetite and stronger economic growth.

   - Sector selection was the largest detractor from results. We approached the fiscal year with a pro-cyclical orientation, particularly an overweight in energy. However, during the second half we rotated from cyclicals to defensive sectors, most notably reducing our overweight relative to the Index in energy to an underweight. Our sector allocation decision was not rewarded, as cyclicals remained the market leaders and energy stocks continued to appreciate reflecting higher oil prices.

MANAGEMENT STRATEGIES

   - We increased the Portfolio's overall equity exposure, resulting in an overweight relative to the Index and increased the portfolio's underweight to fixed income over the trailing 12 months. Relative to fixed income, equities were more attractive and stood to benefit from continued economic growth and a recovery in corporate profits.

   - Within equities, we maintained our preference for areas outside of the U.S., primarily Japan and Emerging Markets, which offered better valuations and improved prospects for growth.

   - In terms of our sector allocation, we maintained an emphasis on defensive sectors that offered more stable earnings, such as Consumer Staples and Health Care for most of the period. By the end of the period, however, we began to reduce the exposure to the defensive sectors by decreasing exposure within U.S. Telecom and Food Beverage & Tobacco and increased exposure to semiconductors within the U.S.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

BALANCED PORTFOLIO

   - Transactions reflected our view that economic fears were overstated and that growth was stabilizing at a more moderate pace. We reduced exposure to those investments that had performed relatively well through the "soft-patch" and increased commitments to investments expected to benefit from an improving growth outlook.

   - As valuations for U.S. Treasuries deteriorated, we sought to add value in the bond market through higher yielding U.S. fixed income such as mortgages and corporate and opportunistic non-U.S. fixed income including UK Gilts and Australian bonds. We also initiated a yield curve flattening trade, which will benefit from a further flattening of the yield curve.

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT
                                  OVER 10 YEARS

                                                    CITIGROUP
                   BALANCED                         U.S. BROAD
                 PORTFOLIO -                        INVESTMENT        60/40       LIPPER
                INSTITUTIONAL                          GRADE         BLENDED     BALANCED
                    CLASS         S&P 500 INDEX     BOND INDEX        INDEX     FUNDS INDEX
"1994"             5,000,000         5,000,000       5,000,000      5,000,000    5,000,000
"1995"             6,068,435         6,486,915       5,702,885      6,165,499    5,912,540
"1996"             6,885,902         7,805,842       5,984,477      7,029,478    6,612,738
"1997"             8,775,182        10,961,910       6,565,546      8,965,841    8,270,836
"1998"             9,025,366        11,953,868       7,318,462      9,904,231    8,669,780
"1999"            10,558,538        15,276,851       7,298,645     11,529,962    9,838,545
"2000"            12,116,445        17,304,391       7,803,185     12,797,184   10,931,243
"2001"            10,479,011        12,698,507       8,820,632     11,276,748    9,802,056
"2002"             8,948,648        10,099,236       9,560,843     10,271,207    8,838,328
"2003"            10,691,844        12,563,450      10,085,733     11,991,634   10,357,274
"2004"            11,706,500        14,306,000      10,470,000     13,186,000   11,452,753

                                                 FISCAL YEAR ENDED SEPTEMBER 30

[CHART]

          COMPARISON OF THE CHANGE IN VALUE OF A $1 MILLION* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

                                                  CITIGROUP
                    BALANCED                      U.S. BROAD
                  PORTFOLIO -                     INVESTMENT      60/40       LIPPER
                  INVESTMENT                        GRADE        BLENDED     BALANCED
                     CLASS       S&P 500 INDEX    BOND INDEX      INDEX     FUNDS INDEX
  **               1,000,000        1,000,000     1,000,000     1,000,000    1,000,000
"1997"             1,184,000        1,274,098     1,068,484     1,190,330    1,184,583
"1998"             1,214,310        1,389,392     1,191,015     1,314,913    1,241,721
"1999"             1,418,800        1,775,621     1,187,790     1,530,750    1,409,117
"2000"             1,625,803        2,011,281     1,269,899     1,698,990    1,565,617
"2001"             1,403,881        1,475,941     1,435,480     1,497,132    1,403,891
"2002"             1,192,878        1,173,829     1,555,942     1,363,634    1,265,861
"2003"             1,422,865        1,460,244     1,641,364     1,592,043    1,483,411
"2004"             1,557,041        1,662,780     1,703,900     1,750,610    1,640,310

                                                 FISCAL YEAR ENDED SEPTEMBER 30

[CHART]

           COMPARISON OF THE CHANGE IN VALUE OF A $500,000* INVESTMENT
                         SINCE COMMENCEMENT OF OFFERING

                                                   CITIGROUP
                                                   U.S. BROAD
                   BALANCED                        INVESTMENT     60/40       LIPPER
                 PORTFOLIO -                         GRADE       BLENDED     BALANCED
                ADVISER CLASS   S&P 500 INDEX      BOND INDEX     INDEX     FUNDS INDEX
  ***              500,000          500,000         500,000      500,000      500,000
"1997"             619,097          683,292         536,500      621,785      585,143
"1998"             634,512          745,123         598,024      686,863      613,367
"1999"             740,856          952,256         596,405      799,608      696,055
"2000"             847,984        1,078,639         637,633      887,490      773,361
"2001"             731,047          791,539         720,773      782,047      693,473
"2002"             623,144          629,518         781,259      712,313      625,292
"2003"             742,290          783,121         824,150      831,625      732,754
"2004"             811,100          891,740         855,550      914,455      810,256

                                                 FISCAL YEAR ENDED SEPTEMBER 30

*    Minimum Investment
**   Commenced offering on April 3, 1997.
***  Commenced offering on November 1, 1996.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary based upon their different inception dates and will be negatively impacted by additional fees assessed to those classes.

PERFORMANCE COMPARED TO THE S&P 500 INDEX(1), CITIGROUP U.S. BROAD INVESTMENT GRADE BOND INDEX(2) AND 60/40 BLENDED INDEX(3) AND THE LIPPER BALANCED FUNDS INDEX(4)

                                                            TOTAL RETURNS(5)
                                                 ---------------------------------------
                                                                  AVERAGE ANNUAL
                                                          ------------------------------
                                                   ONE     FIVE      TEN           SINCE
                                                  YEAR    YEARS    YEARS    INCEPTION(9)
----------------------------------------------------------------------------------------
Portfolio -- Institutional Class(6)               9.49%    2.09%    8.88%           8.26%
S&P 500 Index                                    13.87    (1.31)   11.08           10.38
Citigroup U.S. Broad Investment Grade
  Bond Index                                      3.81     7.48     7.67            7.05
60/40 Blended Index                               9.96     2.72    10.18            9.45
Lipper Balanced Funds Index                      10.58     3.09     8.64            8.25
Portfolio -- Investment Class(7)                  9.43     1.87       --            6.08
S&P 500 Index                                    13.87    (1.31)      --            7.02
Citigroup U.S. Broad Investment Grade
  Bond Index                                      3.81     7.48       --            7.36
60/40 Blended Index                               9.96     2.72       --            7.75
Lipper Balanced Funds Index                      10.58     3.09       --            6.89
Portfolio -- Adviser Class(8)                     9.27     1.83       --            6.30
S&P 500 Index                                    13.87    (1.31)      --            7.61
Citigroup U.S. Broad Investment Grade
  Bond Index                                      3.81     7.48       --            7.03
60/40 Blended Index                               9.96     2.72       --            7.95
Lipper Balanced Funds Index                      10.58     3.09       --            6.29

(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2004 ANNUAL REPORT

September 30, 2004

INVESTMENT OVERVIEW (CONT'D)

BALANCED PORTFOLIO

(2) The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year.
(3) The 60/40 Blended Index is comprised of 60% S&P 500 Index and 40% Citigroup U.S. Broad Investment Grade Bond Index.
(4) The Lipper Balanced Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Balanced Funds classification.
(5) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(6)  Commenced operations on December 31, 1992.
(7)  Commenced offering on April 3, 1997.
(8)  Commenced offering on November 1, 1996.
(9) For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                        EXPENSES PAID
                                                     ENDING ACCOUNT    DURING PERIOD*
                                          BEGINNING           VALUE  APRIL 1, 2004 --
                                      ACCOUNT VALUE   SEPTEMBER 30,     SEPTEMBER 30,
                                      APRIL 1, 2004            2004              2004
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Actual                                $    1,000.00   $      995.40     $        3.05
Hypothetical (5% average
annual return before
expenses)                                  1,000.00        1,021.94              3.09

INVESTMENT CLASS
Actual                                     1,000.00          995.50              3.80
Hypothetical (5% average
annual return before
expenses)                                  1,000.00        1,021.19              3.85

ADVISER CLASS
Actual                                     1,000.00          994.40              4.30
Hypothetical (5% average
annual return before
expenses)                                  1,000.00        1,020.69              4.36

* Expenses are equal to Institutional Class', Investment Class' and Adviser Class' annualized expense ratios of 0.61%, 0.76% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Portfolio's holdings by investment type, as a percentage of total investments.

[CHART]

Common Stocks                  49.5%
Fixed Income Securities        30.9%
Mutual Funds                    4.4%
Preferred Stock                 0.1%
Short-Term Investments         15.1%

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS

BALANCED PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (36.3%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.5%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  3.375%, 2/20/25 - 1/20/28                               $              1,076   $              1,089
  4.625%, 11/20/25 - 12/20/27                                              311                    317
-----------------------------------------------------------------------------------------------------
                                                                                                1,406
=====================================================================================================
AGENCY FIXED RATE MORTGAGES (13.0%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  10.00%, 9/1/17                                                            71                     78
  10.50%, 8/1/19 - 12/1/19                                                 142                    161
  11.00%, 5/1/20 - 9/1/20                                                   78                     87
  12.00%, 3/1/15                                                            56                     64
 Gold Pools:
  7.50%, 8/1/20 - 11/1/32                                                1,275                  1,368
  8.00%, 2/1/21 - 8/1/31                                                   779                    848
  9.50%, 12/1/22                                                            75                     85
  10.00%, 12/1/19                                                          131                    148
 October TBA
  5.00%, 10/1/19                                                        (i)900                    914
  5.50%, 10/1/19                                                        (i)775                    800
  6.00%, 10/1/34                                                      (i)1,550                  1,601
  6.50%, 10/1/34                                                        (i)600                    629
Federal National Mortgage Association,
 Conventional Pools:
  6.50%, 4/1/32                                                            719                    754
  7.00%, 3/1/18 - 7/1/32                                                 2,482                  2,634
  7.50%, 10/1/29 - 6/1/32                                                1,774                  1,902
  8.00%, 2/1/30 - 4/4/32                                                 1,182                  1,286
  8.50%, 5/1/30 - 12/1/30                                                  841                    919
  9.50%, 11/1/20 - 4/1/30                                                  620                    702
  10.00%, 1/1/10 - 1/1/20                                                   78                     88
  10.50%, 12/1/16 - 4/1/22                                                 418                    469
  11.50%, 11/1/19                                                            7                      8
  12.50%, 9/1/15                                                            30                     34
 October TBA
  4.50%, 10/1/19                                                      (i)1,700                  1,694
  5.00%, 10/1/19                                                        (i)700                    711
  5.50%, 10/1/19 - 10/1/34                                            (i)4,400                  4,511
 November TBA
  5.00%, 11/1/19                                                        (i)925                    937
  5.50%, 11/1/19 - 11/1/34                                            (i)2,725                  2,769
  6.50%, 11/1/34                                                      (i)6,600                  6,907
Government National Mortgage Association,
 Various Pools:
  9.50%, 10/15/18 - 11/15/21                                               189                    214
  10.00%, 11/15/09 - 12/15/21                                              609                    687
  10.50%, 2/15/20 - 12/15/20                                               105                    120
  11.00%, 1/15/19                                                          119                    136
-----------------------------------------------------------------------------------------------------
                                                                                               34,265
=====================================================================================================
ASSET BACKED CORPORATES (3.5%)
American Express Credit Account Master Trust
  1.87%, 12/15/09                                                       (h)550                    552
Asset Backed Funding Certificates
  1.97%, 6/25/22                                          $             (h)288   $                288
  2.058%, 9/25/34                                                          250                    250
Bear Stearns Asset Management
  1.90%, 1/25/22                                                           400                    400
Capital Auto Receivables Asset Trust
  1.84%, 1/15/08                                                        (h)300                    300
Centex Home Equity Co. LLC
  1.833%, 9/25/19                                                       (g)294                    293
  2.82%, 1/25/19                                                        (g)279                    279
Citibank Credit Card Issuance Trust
  6.90%, 10/15/07                                                       (c)900                    941
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                                            29                     29
GE Capital Credit Card Master Note Trust
  1.899%, 9/15/10                                                       (h)350                    350
GE Dealer Floorplan Master Note Trust
  1.861%, 7/20/08                                                       (h)300                    300
Harley-Davidson Motorcycle Trust
  1.56%, 5/15/07                                                           107                    107
  2.18%, 1/15/09                                                           471                    470
Honda Auto Receivables Owner Trust
  2.52%, 2/15/07                                                           500                    501
J.P. Morgan Chase Commercial Mortgage
 Securities Corp.
  1.949%, 4/16/19                                                    (e)(h)350                    350
MBNA Master Credit Card Trust
  7.80%, 10/15/12                                                          900                  1,073
Residential Asset Securities Corp.
  1.928%, 9/25/21                                                       (h)175                    175
Residential Funding Mortgage Securities II
  1.99%, 2/25/13                                                        (h)174                    174
SLM Student Loan Trust
  1.697%, 1/25/13                                                       (h)300                    301
  2.00%, 10/25/12                                                       (h)600                    600
TXU Electric Delivery Transition Bond Co.
  4.81%, 11/17/14                                                          100                    103
USAA Auto Owner Trust
  2.41%, 2/15/07                                                           200                    200
Wachovia Auto Owner Trust
  2.40%, 5/21/07                                                           350                    350
  2.49%, 4/20/07                                                           500                    501
World Omni Auto Receivables Trust
  2.58%, 7/12/07                                                           400                    400
-----------------------------------------------------------------------------------------------------
                                                                                                9,287
=====================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.4%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  6.79%, 10/15/29                                                          225                     14
  38.188%, 11/15/07                                                         23                      8
  Inv Fl IO PAC
  7.434%, 2/15/08                                                          251                     14
  7.787%, 3/15/08                                                          145                     10

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
  IO
  5.00%, 6/15/17                                          $                509   $                 57
  6.50%, 3/15/33                                                           364                     64
  7.50%, 12/1/29                                                           270                     48
  8.00%, 1/1/28 - 6/1/31                                                    78                     14
Federal National Mortgage Association
  Inv Fl IO
  5.763%, 2/17/31                                                          836                     81
  6.434%, 10/25/07                                                         401                     19
  7.789%, 3/18/30                                                          167                     10
  IO
  5.00%, 2/25/15                                                           755                     47
  5.50%, 6/25/26                                                           980                     58
  6.00%, 8/25/32                                                           133                     17
  6.50%, 7/1/31 - 5/25/33                                                  469                     86
  7.00%, 4/25/33                                                           277                     50
  8.00%, 4/1/24 - 8/1/31                                                 1,212                    213
  9.00%, 11/1/26                                                            96                     18
  PAC
  8.50%, 9/25/20                                                            32                     35
Government National Mortgage Association
  Inv Fl IO
  6.221%, 4/16/29                                                          640                     54
  6.821%, 8/16/29                                                          389                     37
-----------------------------------------------------------------------------------------------------
                                                                                                  954
=====================================================================================================
FEDERAL AGENCY (0.3%)
Federal Home Loan Mortgage Corporation
  5.125%, 11/7/13                                                       (c)800                    803
-----------------------------------------------------------------------------------------------------
FINANCE (1.4%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                     (c)(e)265                    292
AXA Financial, Inc.
  6.50%, 4/1/08                                                             20                     22
Citigroup, Inc.
  5.625%, 8/27/12                                                       (c)140                    150
  6.00%, 2/21/12                                                           125                    138
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                        (c)150                    148
EOP Operating LP
  4.75%, 3/15/14                                                         (c)20                     19
  6.763%, 6/15/07                                                           20                     21
  7.50%, 4/19/29                                                            80                     90
Farmers Insurance Exchange
  8.625%, 5/1/24                                                        (e)290                    343
General Electric Capital Corp.
  4.25%, 12/1/10                                                         (c)80                     80
  6.75%, 3/15/32                                                        (c)140                    162
Goldman Sachs Group, Inc.
  6.875%, 1/15/11                                                          250                    283
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                            25                     25
Household Finance Corp.
  5.875%, 2/1/09                                                        (c)305                    329
iStar Financial, Inc.
  7.00%, 3/15/08                                          $                 35   $                 38
JPMorgan Chase & Co.
  7.00%, 11/15/09                                                          255                    290
Mantis Reef Ltd.
  4.692%, 11/14/08                                                      (e)200                    202
MBNA Corp.
  6.125%, 3/1/13                                                           170                    183
Newcourt Credit Group, Inc.
  6.875%, 2/16/05                                                          105                    107
Prudential Holdings LLC
  7.245%, 12/18/23                                                   (c)(e)250                    295
Reckson Operating Partnership LP
  5.15%, 1/15/11                                                            75                     75
Rouse Co. (The)
  3.625%, 3/15/09                                                           45                     42
  5.375%, 11/26/13                                                          25                     24
Washington Mutual, Inc.
  8.25%, 4/1/10                                                            115                    136
World Financial Properties
  6.91%, 9/1/13                                                         (e)323                    361
-----------------------------------------------------------------------------------------------------
                                                                                                3,855
=====================================================================================================
INDUSTRIALS (3.9%)
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13                                                            60                     55
  8.55%, 8/1/10                                                         (c)120                    129
  8.85%, 8/1/30                                                             95                     94
Aetna, Inc.
  7.875%, 3/1/11                                                           185                    219
Albertson's, Inc.
  7.50%, 2/15/11                                                         (c)65                     75
Altria Group, Inc.
  7.00%, 11/4/13                                                            85                     89
  7.75%, 1/15/27                                                            75                     79
Amerada Hess Corp.
  7.875%, 10/1/29                                                          145                    168
Anthem, Inc.
  6.80%, 8/1/12                                                             50                     56
AT&T Corp.
  8.75%, 11/15/31                                                           75                     82
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                             55                     72
AutoNation, Inc.
  9.00%, 8/1/08                                                             40                     46
BAT International Finance plc
  4.875%, 2/25/09                                                          115                    147
Bowater Canada Finance Corp.
  7.95%, 11/15/11                                                          210                    223
Caterpillar Financial Services Corp.
  1.80%, 8/20/07                                                        (h)150                    150
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                            65                     74
Comcast Corp.
  6.50%, 1/15/15                                                            35                     38

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Consumers Energy Co.
  4.00%, 5/15/10                                          $                 50   $                 49
  4.80%, 2/17/09                                                            80                     82
  5.375%, 4/15/13                                                        (c)25                     26
Continental Airlines, Inc.
  6.648%, 9/15/17                                                          309                    289
CSX Corp.
  2.75%, 2/15/06                                                            55                     55
  9.00%, 8/15/06                                                            35                     39
D.R. Horton, Inc.
  6.875%, 5/1/13                                                         (c)85                     93
DaimlerChrysler N.A. Holding Corp.
  8.50%, 1/18/31                                                           105                    129
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                           115                    149
Echostar DBS Corp.
  6.375%, 10/1/11                                                          115                    117
Electronic Data Systems Corp.
  6.50%, 8/1/13                                                          (c)55                     56
  7.125%, 10/15/09                                                       (c)50                     54
Enterprise Products Partners LP
  5.60%, 10/15/14                                                        (e)35                     35
Federated Department Stores, Inc.
  6.625%, 9/1/08                                                           100                    110
FedEx Corp.
  2.65%, 4/1/07                                                             75                     74
Fisher Scientific International, Inc.
  6.75%, 8/15/14                                                            75                     79
FMC Corp.
  10.25%, 11/1/09                                                           25                     29
Ford Motor Co.
  6.625%, 10/1/28                                                          135                    123
Ford Motor Credit Co.
  7.25%, 10/25/11                                                           75                     81
  7.375%, 10/28/09                                                          90                     99
France Telecom S.A.
  7.00%, 12/23/09                                                           50                     71
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                         (c)70                     71
  6.875%, 9/15/11                                                          325                    341
  8.00%, 11/1/31                                                           230                    239
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                     (b)(d)320                    @--
GTE Corp.
  6.94%, 4/15/28                                                           200                    216
Harrah's Operating Co., Inc.
  5.50%, 7/1/10                                                         (e)105                    109
  8.00%, 2/1/11                                                             95                    110
HCA, Inc.
  6.30%, 10/1/12                                                            15                     16
  9.00%, 12/15/14                                                          130                    159
Health Net, Inc.
  8.375%, 4/15/11                                                          155                    191
Hilton Hotels Corp.
  7.625%, 12/1/12                                         $             (c)130   $                152
Historic TW, Inc.
  6.625%, 5/15/29                                                          115                    119
Honeywell International, Inc.
  6.125%, 11/1/11                                                          105                    116
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                                                         (e)85                     90
Hyatt Equities LLC
  6.875%, 6/15/07                                                       (e)125                    133
ICI Wilmington, Inc.
  4.375%, 12/1/08                                                           65                     66
Inco Ltd.
  7.20%, 9/15/32                                                            40                     46
  7.75%, 5/15/12                                                           120                    142
International Paper Co.
  4.25%, 1/15/09                                                            50                     50
Iron Mountain, Inc.
  6.625%, 1/1/16                                                         (c)30                     29
  7.75%, 1/15/15                                                         (c)90                     96
Kennametal, Inc.
  7.20%, 6/15/12                                                           105                    115
Kerr-McGee Corp.
  5.875%, 9/15/06                                                           35                     37
  7.875%, 9/15/31                                                        (c)95                    113
Kraft Foods, Inc.
  5.625%, 11/1/11                                                          100                    106
  6.25%, 6/1/12                                                             45                     49
Kroger Co. (The)
  7.50%, 4/1/31                                                             40                     47
Lenfest Communications, Inc.
  7.625%, 2/15/08                                                          180                    199
MGM Mirage, Inc.
  6.75%, 9/1/12                                                          (e)80                     83
  8.50%, 9/15/10                                                        (c)140                    160
Miller Brewing Co.
  4.25%, 8/15/08                                                      (c)(e)90                     92
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                            80                     92
News America Holdings
  7.75%, 2/1/24                                                         (c)165                    193
Nexen, Inc.
  5.05%, 11/20/13                                                           80                     80
Norfolk Southern Corp.
  7.35%, 5/15/07                                                            50                     55
Northrop Grumman Corp.
  4.079%, 11/16/06                                                          80                     81
Olivetti Finance N.V.
  5.875%, 1/24/08                                                           50                     67
Panhandle Eastern Pipe Line Co.
  2.75%, 3/15/07                                                            25                     25
Pemex Project Funding Master Trust
  9.125%, 10/13/10                                                       (c)95                    113

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Petro-Canada
  4.00%, 7/15/13                                          $                 25   $                 23
  5.35%, 7/15/33                                                            65                     60
Plains Exploration & Production Co.
  7.125%, 6/15/14                                                     (c)(e)25                     27
Raytheon Co.
  8.30%, 3/1/10                                                             60                     72
Sappi Papier Holding AG
  6.75%, 6/15/12                                                         (e)70                     77
Sealed Air Corp.
  5.625%, 7/15/13                                                    (c)(e)115                    118
Smithfield Foods, Inc.
  7.75%, 5/15/13                                                            25                     27
  8.00%, 10/15/09                                                       (c)110                    122
Sprint Capital Corp.
  8.375%, 3/15/12                                                           75                     91
  8.75%, 3/15/32                                                            15                     19
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                                        (c)130                    148
Station Casinos, Inc.
  6.00%, 4/1/12                                                             75                     77
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                       (e)188                    209
Tenet Healthcare Corp.
  6.875%, 2/15/13                                                       (c)105                     84
  7.375%, 2/1/13                                                         (c)30                     28
Time Warner Cos., Inc.
  7.57%, 2/1/24                                                             95                    108
Transcontinental Gas Pipe Line Corp.
  8.875%, 7/15/12                                                           35                     43
Tyco International Group S.A.
  5.80%, 8/1/06                                                             20                     21
  6.375%, 10/15/11                                                          85                     94
Union Pacific Corp.
  6.65%, 1/15/11                                                            45                     50
  6.79%, 11/9/07                                                            35                     38
Verizon Global Funding Corp.
  7.75%, 12/1/30                                                         (c)85                    102
Waste Management, Inc.
  7.375%, 5/15/29                                                          170                    196
Weyerhaeuser Co.
  6.00%, 8/1/06                                                             65                     68
  6.75%, 3/15/12                                                        (c)145                    163
WPP Finance UK Corp.
  5.875%, 6/15/14                                                    (c)(e)115                    118
Xerox Corp.
  6.875%, 8/15/11                                                        (c)60                     63
  7.125%, 6/15/10                                                          115                    123
Yum! Brands, Inc.
  8.875%, 4/15/11                                                           60                     75
-----------------------------------------------------------------------------------------------------
                                                                                               10,277
=====================================================================================================
MORTGAGES -- OTHER (0.2%)
American Housing Trust
  9.125%, 4/25/21                                         $                 15   $                 15
Countrywide Alternative Loan Trust
  2.03%, 7/25/34                                                        (h)164                    164
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                         (d)@--                    @--
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                             14                     14
Thornburg Mortgage Securities Trust
  1.99%, 6/25/44                                                        (h)183                    183
Washington Mutual Bank FA
  2.10%, 7/25/44                                                        (h)148                    148
-----------------------------------------------------------------------------------------------------
                                                                                                  524
=====================================================================================================
SOVEREIGN (0.3%)
United Mexican States
  8.00%, 9/24/22                                                            30                     34
  8.30%, 8/15/31                                                           175                    200
  8.375%, 1/14/11                                                          390                    458
-----------------------------------------------------------------------------------------------------
                                                                                                  692
=====================================================================================================
U.S. TREASURY SECURITIES (12.0%)
U.S. Treasury Bonds
  6.125%, 8/15/29                                                     (c)2,700                  3,147
  8.125%, 8/15/19                                                     (c)2,100                  2,876
U.S. Treasury Notes
  3.50%, 11/15/06                                                     (c)2,250                  2,290
  3.875%, 2/15/13                                                     (c)4,750                  4,722
U.S. Treasury Strips
  IO
  4.66%, 5/15/16                                                        (c)500                    293
  4.76%, 2/15/17                                                           750                    419
  4.93%, 8/15/18                                                           375                    191
  4.99%, 2/15/19                                                      (c)2,750                  1,354
  5.01%, 5/15/19                                                      (c)1,000                    485
  5.02%, 8/15/19                                                      (c)5,450                  2,607
  5.04%, 11/15/19                                                          675                    318
  5.04%, 8/15/20                                                        (c)550                    248
  5.05%, 2/15/20                                                         4,035                  1,874
  5.07%, 5/15/20                                                         2,475                  1,132
  5.08%, 2/15/21                                                      (c)4,225                  1,844
  5.14%, 5/15/21                                                      (c)8,670                  3,730
  5.16%, 11/15/21                                                     (c)2,300                    961
  5.18%, 2/15/22                                                           400                    165
  5.21%, 8/15/22                                                      (c)1,200                    479
  5.21%, 11/15/22                                                       (c)575                    226
  5.23%, 2/15/23                                                           750                    290
  5.24%, 11/15/23                                                       (c)750                    279
  PO
  5/15/21 - 11/15/21                                                     4,175                  1,783
-----------------------------------------------------------------------------------------------------
                                                                                               31,713
=====================================================================================================
UTILITIES (0.8%)
Appalachian Power Co.
  5.95%, 5/15/33                                                         (c)45                     45

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
Arizona Public Service Co.
  5.80%, 6/30/14                                          $                115   $                121
CenterPoint Energy Resources Corp.
  7.75%, 2/15/11                                                            65                     76
Cincinnati Gas & Electric Co.
  5.40%, 6/15/33                                                            30                     28
  5.70%, 9/15/12                                                            40                     42
Columbus Southern Power Co.
  6.60%, 3/1/33                                                             65                     71
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                            70                     77
Entergy Gulf States, Inc.
  3.60%, 6/1/08                                                             45                     45
Exelon Corp.
  6.75%, 5/1/11                                                          (c)80                     89
FirstEnergy Corp.
  6.45%, 11/15/11                                                           95                    104
GulfTerra Energy Partners LP
  6.25%, 6/1/10                                                             65                     72
  8.50%, 6/1/10                                                             67                     78
Monongahela Power Co.
  5.00%, 10/1/06                                                            60                     62
Nevada Power Co.
  9.00%, 8/15/13                                                         (c)70                     81
NiSource Finance Corp.
  7.625%, 11/15/05                                                          70                     74
Northwest Pipeline Corp.
  8.125%, 3/1/10                                                            25                     28
Ohio Edison Co.
  5.45%, 5/1/15                                                            125                    127
Ohio Power Co.
  6.60%, 2/15/33                                                            30                     33
Pacific Gas & Electric Co.
  6.05%, 3/1/34                                                         (c)120                    123
PSEG Energy Holdings LLC
  7.75%, 4/16/07                                                         (c)75                     80
  8.625%, 2/15/08                                                        (c)65                     72
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                                    (c)(e)145                    171
Southern California Edison Co.
  5.00%, 1/15/14                                                         (c)20                     20
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                            70                     79
Texas-New Mexico Power Co.
  6.25%, 1/15/09                                                            65                     69
TXU Corp.
  6.375%, 6/15/06                                                           45                     47
TXU Energy Co. LLC
  7.00%, 3/15/13                                                         (c)65                     74
Westar Energy, Inc.
  6.00%, 7/1/14                                                             70                     75
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                         $                 25   $                 25
-----------------------------------------------------------------------------------------------------
                                                                                                2,088
=====================================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $95,633)                                                 95,864
=====================================================================================================

                                                                        SHARES
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (58.1%)
AUTOMOBILES & COMPONENTS (0.5%)
Delphi Corp.                                                                50                    @--
Ford Motor Co.                                                             100                      1
Harley-Davidson, Inc.                                                    2,400                    143
Honda Motor Co., Ltd. ADR                                               26,770                    652
Magna International, Inc., Class A                                       6,110                    453
-----------------------------------------------------------------------------------------------------
                                                                                                1,249
=====================================================================================================
BANKS (2.5%)
AmSouth Bancorp.                                                         3,580                     87
Bank of America Corp.                                                   22,044                    955
BB&T Corp.                                                               1,350                     54
Comerica, Inc.                                                           6,040                    359
Countrywide Financial Corp.                                              2,230                     88
Fannie Mae                                                               3,800                    241
Fifth Third Bancorp.                                                     3,110                    153
Freddie Mac                                                             20,100                  1,311
Golden West Financial Corp.                                                820                     91
KeyCorp.                                                                   740                     23
Marshall & Ilsley Corp.                                                  1,970                     80
MGIC Investment Corp.                                                    1,725                    115
National City Corp.                                                      3,220                    124
PNC Financial Services Group, Inc.                                       8,220                    445
Regions Financial Corp.                                                  4,774                    158
Sberbank RF GDR                                                      (a)10,650                    442
SouthTrust Corp.                                                         3,100                    129
SunTrust Banks, Inc.                                                     1,310                     92
Synovus Financial Corp.                                                  2,820                     74
U.S. Bancorp                                                            17,590                    508
Wachovia Corp.                                                           6,710                    315
Washington Mutual, Inc.                                                  5,710                    223
Wells Fargo & Co.                                                        7,970                    475
-----------------------------------------------------------------------------------------------------
                                                                                                6,542
=====================================================================================================
CAPITAL GOODS (4.6%)
3M Co.                                                                  12,100                    968
American Standard Cos., Inc.                                          (a)2,950                    115
Boeing Co.                                                               9,250                    477
Caterpillar, Inc.                                                        3,600                    290
Cooper Industries Ltd., Class A                                          1,150                     68
Danaher Corp.                                                            3,100                    159
Deere & Co.                                                              2,750                    177
Dover Corp.                                                              3,150                    122
Eaton Corp.                                                              2,000                    127
Emerson Electric Co.                                                     4,350                    269
General Dynamics Corp.                                                   2,100                    214
General Electric Co.                                                   125,450                  4,213
Honeywell International, Inc.                                            9,400                    337
Illinois Tool Works, Inc.                                                3,300                    307

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                                                VALUE
                                                                        SHARES                  (000)
-----------------------------------------------------------------------------------------------------
CAPITAL GOODS (CONT'D)
Ingersoll-Rand Co., Class A                                              5,530   $                376
ITT Industries, Inc.                                                       750                     60
Lockheed Martin Corp.                                                    4,550                    254
Masco Corp.                                                              4,650                    161
Molex, Inc.                                                              1,050                     31
Northrop Grumman Corp.                                                  10,380                    553
Paccar, Inc.                                                             2,225                    154
Parker Hannifin Corp.                                                    6,910                    407
Raytheon Co.                                                            11,920                    453
Rockwell Automation, Inc.                                                2,200                     85
Rockwell Collins, Inc.                                                   1,900                     71
Textron, Inc.                                                            1,350                     87
Tyco International Ltd.                                                 30,700                    941
United Technologies Corp.                                                5,450                    509
W.W. Grainger, Inc.                                                      1,050                     60
-----------------------------------------------------------------------------------------------------
                                                                                               12,045
=====================================================================================================
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Apollo Group, Inc., Class A                                           (a)7,300                    536
Avery Dennison Corp.                                                     1,250                     82
Brascan Corp., Class A                                                   6,900                    208
Cendant Corp.                                                           12,000                    259
ChoicePoint, Inc.                                                     (a)3,300                    141
Cintas Corp.                                                             1,900                     80
Donnelley (R.R) & Sons Co.                                               2,900                     91
Equifax, Inc.                                                           15,540                    410
H&R Block, Inc.                                                          1,900                     94
Iron Mountain, Inc.                                                   (a)4,800                    162
Pitney Bowes, Inc.                                                       2,950                    130
Robert Half International, Inc.                                          2,650                     68
Waste Management, Inc.                                                   6,250                    171
-----------------------------------------------------------------------------------------------------
                                                                                                2,432
=====================================================================================================
CONSUMER DURABLES & APPAREL (0.2%)
Black & Decker Corp.                                                       100                      8
Brunswick Corp.                                                            100                      4
Centex Corp.                                                               100                      5
Coach, Inc.                                                           (a)4,400                    187
Eastman Kodak Co.                                                          200                      6
Fortune Brands, Inc.                                                       100                      7
Jones Apparel Group, Inc.                                                  100                      4
Leggett & Platt, Inc.                                                      200                      6
Lennar Corp., Class A                                                    3,300                    157
Liz Claiborne, Inc.                                                        100                      4
Mattel, Inc.                                                               300                      5
Newell Rubbermaid, Inc.                                                    200                      4
Nike, Inc., Class B                                                        200                     16
Pulte Homes, Inc.                                                          100                      6
Stanley Works (The)                                                        100                      4
VF Corp.                                                                   100                      5
Whirlpool Corp.                                                            100                      6
-----------------------------------------------------------------------------------------------------
                                                                                                  434
=====================================================================================================
DIVERSIFIED FINANCIALS (4.1%)
American Express Co.                                                    15,950                    821
Ameritrade Holding Corp.                                             (a)13,200                    159
Bank of New York Co., Inc. (The)                                         4,590                    134
Bear Stearns Cos., Inc. (The)                                            2,100   $                202
Capital One Financial Corp.                                              2,973                    220
Charles Schwab Corp. (The)                                              14,551                    134
Citigroup, Inc.                                                         66,185                  2,920
Franklin Resources, Inc.                                                11,280                    629
Goldman Sachs Group, Inc.                                                7,170                    668
JPMorgan Chase & Co.                                                    31,296                  1,243
Lehman Brothers Holdings, Inc.                                          12,517                    998
MBNA Corp.                                                              19,634                    495
Mellon Financial Corp.                                                   2,040                     56
Merrill Lynch & Co., Inc.                                               22,060                  1,097
Moody's Corp.                                                            5,820                    426
Northern Trust Corp.                                                       970                     40
Principal Financial Group                                                4,670                    168
SLM Corp.                                                                5,200                    232
State Street Corp.                                                       3,680                    157
-----------------------------------------------------------------------------------------------------
                                                                                               10,799
=====================================================================================================
ENERGY (3.6%)
Amerada Hess Corp.                                                         170                     15
Anadarko Petroleum Corp.                                                   470                     31
Apache Corp.                                                               886                     44
Baker Hughes, Inc.                                                       1,260                     55
BJ Services Co.                                                            640                     34
BP plc ADR                                                              18,080                  1,040
Burlington Resources, Inc.                                               1,300                     53
ChevronTexaco Corp.                                                      4,452                    239
ConocoPhillips                                                           8,923                    739
Devon Energy Corp.                                                         400                     28
EOG Resources, Inc.                                                        100                      7
Exxon Mobil Corp.                                                       37,231                  1,799
Halliburton Co.                                                            884                     30
Kerr-McGee Corp.                                                           100                      6
LUKOIL ADR                                                               4,000                    496
Marathon Oil Corp.                                                         720                     30
Nabors Industries Ltd.                                                  (a)150                      7
OAO Gazprom (Registered) ADR                                            15,536                    556
Occidental Petroleum Corp.                                               1,034                     58
Questar Corp.                                                            6,160                    282
Royal Dutch Petroleum Co. (NY Shares)                                   12,560                    648
Schlumberger Ltd.                                                       20,800                  1,400
Smith International, Inc.                                             (a)2,415                    147
Suncor Energy, Inc.                                                     12,300                    394
Transocean, Inc.                                                        (a)590                     21
Ultra Petroleum Corp.                                                (a)10,610                    521
Unocal Corp.                                                               730                     31
Valero Energy Corp.                                                      4,190                    336
XTO Energy, Inc.                                                         3,200                    104
Yukos ADR                                                               29,000                    463
-----------------------------------------------------------------------------------------------------
                                                                                                9,614
=====================================================================================================
FOOD & STAPLES RETAILING (1.8%)
Albertson's, Inc.                                                        4,553                    109
Costco Wholesale Corp.                                                   5,201                    216
CVS Corp.                                                                4,420                    186
Kroger Co. (The)                                                     (a)29,758                    462
Safeway, Inc.                                                         (a)5,102                     99

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                                                VALUE
                                                                        SHARES                  (000)
-----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING (CONT'D)
Sysco Corp.                                                              7,290   $                218
Wal-Mart Stores, Inc.                                                   58,044                  3,088
Walgreen Co.                                                            11,289                    404
-----------------------------------------------------------------------------------------------------
                                                                                                4,782
=====================================================================================================
FOOD, BEVERAGE & TOBACCO (3.1%)
Altria Group, Inc.                                                      29,120                  1,370
Anheuser-Busch Cos., Inc.                                                9,538                    476
Archer-Daniels-Midland Co.                                               7,802                    133
Brown-Forman Corp., Class B                                              1,500                     69
Cadbury Schweppes plc ADR                                               10,720                    331
Campbell Soup Co.                                                        4,920                    129
Coca-Cola Co. (The)                                                     39,040                  1,564
Coca-Cola Enterprises, Inc.                                              5,603                    106
ConAgra Foods, Inc.                                                      6,511                    167
General Mills, Inc.                                                      4,567                    205
Heinz (H.J.) Co.                                                         4,259                    153
Hershey Foods Corp.                                                      3,628                    170
Kellogg Co.                                                              5,093                    217
Kraft Foods, Inc., Class A                                              10,400                    330
Pepsi Bottling Group, Inc.                                               3,140                     85
PepsiCo., Inc.                                                          33,065                  1,609
Reynolds American, Inc.                                                  1,700                    116
Sara Lee Corp.                                                           9,578                    219
UST, Inc.                                                                2,112                     85
W.M. Wrigley Jr. Co.                                                     9,437                    597
-----------------------------------------------------------------------------------------------------
                                                                                                8,131
=====================================================================================================
HEALTH CARE EQUIPMENT & SERVICES (3.6%)
Accelr8 Technology Corp.                                                (a)433                      1
Aetna, Inc.                                                              2,210                    221
Alcon, Inc.                                                              1,800                    144
AmerisourceBergen Corp.                                                  1,390                     75
Anthem, Inc.                                                          (a)2,000                    174
Bard (C.R.), Inc.                                                        1,900                    108
Bausch & Lomb, Inc.                                                      8,490                    564
Baxter International, Inc.                                               8,350                    269
Becton Dickinson & Co.                                                   3,670                    190
Biomet, Inc.                                                             3,790                    178
Boston Scientific Corp.                                              (a)17,440                    693
Cardinal Health, Inc.                                                    6,160                    270
Caremark Rx, Inc.                                                     (a)9,550                    306
CIGNA Corp.                                                              6,410                    446
Express Scripts, Inc.                                                 (a)1,200                     78
Fisher Scientific International, Inc.                                 (a)4,900                    286
Guidant Corp.                                                           13,750                    908
HCA, Inc.                                                                6,800                    259
Health Management Associates, Inc., Class A                              3,800                     78
Hospira, Inc.                                                         (a)1,077                     33
Humana, Inc.                                                          (a)2,300                     46
IMS Health, Inc.                                                         4,300                    103
Manor Care, Inc.                                                         1,000                     30
McKesson Corp.                                                           4,110                    105
Medco Health Solutions, Inc.                                          (a)3,517                    109
Medtronic, Inc.                                                         21,545                  1,118
Millipore Corp.                                                         (a)500                     24
Patterson Cos., Inc.                                                  (a)2,000   $                153
Quest Diagnostics, Inc.                                                  1,400                    124
St. Jude Medical, Inc.                                                (a)2,510                    189
Stryker Corp.                                                            5,720                    275
Tenet Healthcare Corp.                                                (a)6,200                     67
Thermo Electron Corp.                                                 (a)1,562                     42
UnitedHealth Group, Inc.                                                13,140                    969
Waters Corp.                                                            (a)940                     41
WellPoint Health Networks, Inc.                                       (a)2,200                    231
Zimmer Holdings, Inc.                                                 (a)7,680                    607
-----------------------------------------------------------------------------------------------------
                                                                                                9,514
=====================================================================================================
HOTELS, RESTAURANTS & LEISURE (1.2%)
Carnival Corp.                                                          18,100                    856
GTECH Holdings Corp.                                                    12,040                    305
Harrah's Entertainment, Inc.                                               250                     13
Hilton Hotels Corp.                                                      7,410                    139
International Game Technology                                           17,100                    615
Marriott International, Inc., Class A                                    5,570                    289
McDonald's Corp.                                                         8,730                    245
Starwood Hotels & Resorts Worldwide, Inc.                                3,830                    178
Station Casinos, Inc.                                                    3,100                    152
Wynn Resorts Ltd.                                                     (a)4,990                    258
-----------------------------------------------------------------------------------------------------
                                                                                                3,050
=====================================================================================================
HOUSEHOLD & PERSONAL PRODUCTS (1.9%)
Avon Products, Inc.                                                      5,990                    262
Clorox Co.                                                               2,717                    145
Colgate Palmolive Co.                                                    6,692                    302
Gillette Co. (The)                                                      24,978                  1,042
Kimberly-Clark Corp.                                                    15,848                  1,024
Procter & Gamble Co.                                                    40,266                  2,179
-----------------------------------------------------------------------------------------------------
                                                                                                4,954
=====================================================================================================
INSURANCE (4.6%)
ACE Ltd.                                                                 5,430                    218
Aflac, Inc.                                                             11,660                    457
Allstate Corp. (The)                                                    14,740                    707
AMBAC Financial Group, Inc.                                              2,550                    204
American International Group, Inc.                                      52,230                  3,551
AON Corp.                                                                5,900                    170
Berkshire Hathaway, Inc., Class B                                       (a)199                    571
Chubb Corp.                                                             13,790                    969
Hartford Financial Services Group, Inc.                                 13,270                    822
Lincoln National Corp.                                                   3,900                    183
Loews Corp.                                                              4,220                    247
Marsh & McLennan Cos., Inc.                                             10,640                    487
MBIA, Inc.                                                               5,860                    341
Metlife, Inc.                                                           25,570                    988
Progressive Corp. (The)                                                  4,660                    395
Prudential Financial, Inc.                                              19,710                    927
St. Paul Travelers Cos., Inc. (The)                                     23,656                    782
XL Capital Ltd., Class A                                                 3,160                    234
-----------------------------------------------------------------------------------------------------
                                                                                               12,253
=====================================================================================================
MATERIALS (2.7%)
Agnico-Eagle Mines Ltd.                                                  5,900                     84
Barrick Gold Corp.                                                      43,000                    907
Bayer AG ADR                                                            27,490                    754

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                                                VALUE
                                                                        SHARES                  (000)
-----------------------------------------------------------------------------------------------------
MATERIALS (CONT'D)
Dow Chemical Co. (The)                                                   8,740   $                395
Glamis Gold Ltd.                                                     (a)10,000                    185
Goldcorp, Inc.                                                          14,100                    196
Kinross Gold Corp.                                                      22,400                    152
Meridian Gold, Inc.                                                   (a)7,700                    128
Newmont Mining Corp.                                                    74,773                  3,404
Placer Dome, Inc.                                                       33,600                    671
Temple-Inland, Inc.                                                      3,839                    258
-----------------------------------------------------------------------------------------------------
                                                                                                7,134
=====================================================================================================
MEDIA (2.2%)
Clear Channel Communications, Inc.                                      18,960                    591
Comcast Corp., Class A                                               (a)14,600                    412
EchoStar Communications Corp., Class A                                (a)4,900                    152
Gannett Co., Inc.                                                        2,000                    168
Google, Inc., Class A                                                   (a)800                    104
Interpublic Group of Cos., Inc.                                      (a)10,010                    106
Knight-Ridder, Inc.                                                         50                      3
Lamar Advertising Co., Class A                                        (a)4,900                    204
McGraw-Hill Cos., Inc. (The)                                             1,450                    116
New York Times Co., Class A                                              1,250                     49
News Corp., Ltd. ADR                                                    13,665                    449
Omnicom Group, Inc.                                                      1,250                     91
Time Warner, Inc.                                                    (a)85,503                  1,380
Tribune Co.                                                              2,200                     91
Univision Communications, Inc., Class A                              (a)15,290                    483
Viacom, Inc., Class B                                                   11,350                    381
Walt Disney Co.                                                         37,540                    847
XM Satellite Radio Holdings, Inc., Class A                            (a)5,400                    167
-----------------------------------------------------------------------------------------------------
                                                                                                5,794
=====================================================================================================
PHARMACEUTICALS & BIOTECHNOLOGY (4.9%)
Abbott Laboratories                                                     12,176                    516
Allergan, Inc.                                                           1,460                    106
Amgen, Inc.                                                          (a)20,353                  1,154
Applera Corp. - Applied Biosystems Group                                 2,300                     43
Biogen Idec, Inc.                                                     (a)7,711                    472
Bristol-Myers Squibb Co.                                                60,531                  1,433
Chiron Corp.                                                          (a)1,880                     83
Eli Lilly & Co.                                                          9,170                    551
Forest Laboratories, Inc.                                             (a)3,410                    153
Genentech, Inc.                                                       (a)5,200                    273
Genzyme Corp.                                                         (a)1,900                    103
Gilead Sciences, Inc.                                                 (a)7,500                    280
Johnson & Johnson                                                       40,010                  2,254
King Pharmaceuticals, Inc.                                            (a)1,230                     15
Medimmune, Inc.                                                       (a)1,970                     47
Merck & Co., Inc.                                                       18,500                    610
Pfizer, Inc.                                                            82,761                  2,532
Roche Holding AG ADR                                                     5,830                    602
Sanofi-Aventis ADR                                                       3,600                    132
Schering-Plough Corp.                                                   45,180                    861
Wyeth                                                                   17,857                    668
-----------------------------------------------------------------------------------------------------
                                                                                               12,888
=====================================================================================================
REAL ESTATE (0.2%)
Equity Office Properties Trust REIT                                      9,410                    257
Equity Residential REIT                                                  7,300   $                226
-----------------------------------------------------------------------------------------------------
                                                                                                  483
=====================================================================================================
RETAILING (0.8%)
AutoZone, Inc.                                                           (a)50                      4
Chico's FAS, Inc.                                                     (a)5,900                    202
Dollar Tree Stores, Inc.                                              (a)5,900                    159
eBay, Inc.                                                            (a)7,478                    688
Family Dollar Stores, Inc.                                                  50                      1
Federated Department Stores, Inc.                                           50                      2
Home Depot, Inc.                                                         8,400                    329
Kohl's Corp.                                                          (a)5,710                    275
Lowe's Cos., Inc.                                                           50                      3
Petsmart, Inc.                                                           7,880                    224
RadioShack Corp.                                                            50                      1
Sherwin-Williams Co. (The)                                                  50                      2
Staples, Inc.                                                               50                      1
Target Corp.                                                             7,810                    354
Tiffany & Co.                                                               50                      2
-----------------------------------------------------------------------------------------------------
                                                                                                2,247
=====================================================================================================
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.                                          (a)7,422                     97
Altera Corp.                                                          (a)7,829                    153
Analog Devices, Inc.                                                     7,092                    275
Applied Materials, Inc.                                              (a)32,863                    542
Broadcom Corp., Class A                                               (a)6,520                    178
Intel Corp.                                                            132,168                  2,651
KLA-Tencor Corp.                                                      (a)4,310                    179
Linear Technology Corp.                                                  9,208                    334
LSI Logic Corp.                                                       (a)2,360                     10
Marvell Technology Group Ltd.                                         (a)7,920                    207
Maxim Integrated Products, Inc.                                          6,314                    267
Micron Technology, Inc.                                              (a)13,236                    159
National Semiconductor Corp.                                          (a)8,606                    133
Novellus Systems, Inc.                                                (a)3,128                     83
Teradyne, Inc.                                                          (a)955                     13
Texas Instruments, Inc.                                                 32,678                    696
Xilinx, Inc.                                                             7,560                    204
-----------------------------------------------------------------------------------------------------
                                                                                                6,181
=====================================================================================================
SOFTWARE & SERVICES (4.3%)
Accenture Ltd., Class A                                              (a)15,240                    412
Adobe Systems, Inc.                                                      7,013                    347
Affiliated Computer Services, Inc., Class A                           (a)1,200                     67
Autodesk, Inc.                                                             312                     15
Automatic Data Processing, Inc.                                         13,101                    541
BMC Software, Inc.                                                    (a)4,577                     72
Citrix Systems, Inc.                                                    (a)941                     17
Computer Associates International, Inc.                                 16,055                    422
Computer Sciences Corp.                                               (a)3,319                    156
Electronic Arts, Inc.                                                (a)13,592                    625
Electronic Data Systems Corp.                                            4,509                     87
First Data Corp.                                                        23,317                  1,014
Fiserv, Inc.                                                          (a)2,042                     71
Intuit, Inc.                                                          (a)1,721                     78
Mercury Interactive Corp.                                             (a)1,020                     36
Microsoft Corp.                                                        166,725                  4,610

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                                                VALUE
                                                                        SHARES                  (000)
-----------------------------------------------------------------------------------------------------
SOFTWARE & SERVICES (CONT'D)
NCR Corp.                                                               (a)804   $                 40
Novell, Inc.                                                          (a)3,700                     23
Oracle Corp.                                                         (a)49,001                    553
Paychex, Inc.                                                           12,672                    382
Peoplesoft, Inc.                                                      (a)3,180                     63
Sabre Holdings Corp., Class A                                              931                     23
Siebel Systems, Inc.                                                  (a)4,839                     37
SunGard Data Systems, Inc.                                           (a)11,882                    283
Symantec Corp.                                                        (a)5,900                    324
Unisys Corp.                                                          (a)3,743                     39
Veritas Software Corp.                                                (a)4,107                     73
Yahoo!, Inc.                                                         (a)32,078                  1,088
-----------------------------------------------------------------------------------------------------
                                                                                               11,498
=====================================================================================================
TECHNOLOGY HARDWARE & EQUIPMENT (2.7%)
Agilent Technologies, Inc.                                            (a)3,118                     67
American Power Conversion Corp.                                          2,050                     36
Apple Computer, Inc.                                                  (a)2,320                     90
Avaya, Inc.                                                           (a)3,356                     47
Cisco Systems, Inc.                                                  (a)65,224                  1,181
Comverse Technology, Inc.                                             (a)1,500                     28
Corning, Inc.                                                         (a)8,625                     96
Dell, Inc.                                                           (a)30,719                  1,094
EMC Corp.                                                            (a)15,450                    178
Hewlett-Packard Co.                                                     33,654                    631
International Business Machines Corp.                                   13,935                  1,195
Jabil Circuit, Inc.                                                   (a)1,852                     43
JDS Uniphase Corp.                                                   (a)11,866                     40
Lexmark International, Inc., Class A                                    (a)715                     60
Lucent Technologies, Inc.                                            (a)28,136                     89
Motorola, Inc.                                                          24,732                    446
Network Appliance, Inc.                                               (a)2,129                     49
QLogic Corp.                                                            (a)657                     19
Qualcomm, Inc.                                                          37,012                  1,445
Sanmina-SCI Corp.                                                     (a)4,548                     32
Scientific-Atlanta, Inc.                                                 1,289                     33
Solectron Corp.                                                       (a)8,249                     41
Sun Microsystems, Inc.                                               (a)21,334                     86
Tellabs, Inc.                                                         (a)3,300                     30
Xerox Corp.                                                           (a)5,254                     74
-----------------------------------------------------------------------------------------------------
                                                                                                7,130
=====================================================================================================
TELECOMMUNICATION SERVICES (2.9%)
Alltel Corp.                                                             4,000                    219
America Movil S.A. de C.V., Series L ADR                                 5,600                    218
AT&T Corp.                                                               9,630                    138
AT&T Wireless Services, Inc.                                         (a)49,780                    736
BellSouth Corp.                                                         23,150                    628
CenturyTel, Inc.                                                         1,900                     65
Crown Castle International Corp.                                     (a)15,600                    232
Mobile Telesystems ADR                                                   3,800                    551
Nextel Communications, Inc., Class A                                 (a)11,650                    278
NTL, Inc.                                                             (a)2,500                    155
Qwest Communications International, Inc.                             (a)20,950                     70
SBC Communications, Inc.                                                49,200                  1,277
Sprint Corp.                                                            43,175                    869
Verizon Communications, Inc.                                            46,110   $              1,816
Vimpel-Communications ADR                                             (a)5,000                    544
-----------------------------------------------------------------------------------------------------
                                                                                                7,796
=====================================================================================================
TRANSPORTATION (1.0%)
Burlington Northern Santa Fe Corp.                                       3,500                    134
C.H. Robinson Worldwide, Inc.                                            3,485                    162
CSX Corp.                                                                3,250                    108
FedEx Corp.                                                              3,050                    261
Norfolk Southern Corp.                                                  25,310                    753
Southwest Airlines Co.                                                   8,950                    122
Union Pacific Corp.                                                      5,160                    302
United Parcel Service, Inc., Class B                                    11,600                    881
-----------------------------------------------------------------------------------------------------
                                                                                                2,723
=====================================================================================================
UTILITIES (1.5%)
AES Corp. (The)                                                       (a)6,000                     60
Ameren Corp.                                                             1,800                     83
American Electric Power Co., Inc.                                        3,800                    121
Cinergy Corp.                                                            1,700                     67
Consolidated Edison, Inc.                                                7,030                    296
Constellation Energy Group, Inc.                                         1,600                     64
Dominion Resources, Inc.                                                 3,100                    202
DTE Energy Co.                                                           1,600                     67
Duke Energy Corp.                                                        8,600                    197
Edison International                                                     9,470                    251
Entergy Corp.                                                            8,460                    513
Exelon Corp.                                                            16,430                    603
FirstEnergy Corp.                                                       10,200                    419
FPL Group, Inc.                                                          1,700                    116
KeySpan Corp.                                                            1,500                     59
NiSource, Inc.                                                           2,500                     52
PG&E Corp.                                                            (a)4,000                    122
PPL Corp.                                                                1,700                     80
Progress Energy, Inc.                                                    2,300                     97
Public Service Enterprise Group, Inc.                                    2,200                     94
Sempra Energy                                                            2,200                     80
Southern Co. (The)                                                       7,000                    210
TXU Corp.                                                                2,900                    139
Xcel Energy, Inc.                                                        3,800                     66
-----------------------------------------------------------------------------------------------------
                                                                                                4,058
=====================================================================================================
  TOTAL COMMON STOCKS (COST $126,513)                                                         153,731
=====================================================================================================
MUTUAL FUNDS (5.2%)
iShares MSCI Brazil Index Fund                                          76,600                  1,421
iShares MSCI Japan Index Fund                                          592,700                  5,749
iShares MSCI Taiwan Index Fund                                         121,300                  1,298
iShares S&P 500/BARRA Growth Index Fund                                 98,900                  5,327
iShares S&P Europe 350 Index Fund                                           50                      3
-----------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS (COST $12,341)                                                            13,798
=====================================================================================================
PREFERRED STOCK (0.1%)
MORTGAGES -- OTHER (0.1%)
Home Ownership Funding Corp.
  13.331% (COST $219)                                                   (e)500                    207
-----------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

                                                                          FACE
                                                                        AMOUNT                  VALUE
                                                                         (000)                  (000)
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (17.7%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (6.5%)
Calyon, N.Y.
  1.91%, 10/1/04                                          $             (h)820   $                820
CC USA, Inc.
  1.75%, 10/15/04                                                          307                    307
Chase Credit Card Master Trust
  1.77%, 10/15/04                                                       (h)228                    228
CIT Group Holdings
  0.25%, 10/29/04                                                        (h)80                     80
  1.74%, 11/15/04                                                       (h)433                    433
Clipper Receivables Corp.
  1.79%, 11/2/04                                                           227                    227
Compass Securitization
  1.8%, 10/29/04                                                           158                    158
Corporate Asset Funding Co., Inc.
  1.75%, 11/8/04                                                           341                    341
CXC
  1.74%, 11/10/04                                                          227                    227
Discover Card Master Trust
  1.75%, 10/15/04                                                    (h)(k)379                    379
Federal National Mortgage Association
  1.78%, 11/8/04                                                           853                    853
Gemini Securitization Corp.
  1.73%, 11/1/04                                                           285                    285
Greyhawk Funding
  1.79%, 11/4/04                                                           284                    284
Independence Funding LLC
  1.8%, 10/27/04                                                           284                    284
Jackson National Life Global Funding
  1.84%, 10/1/04                                                        (h)285                    285
Landesbank Hessen Thur London
  1.5%, 11/19/04                                                           285                    285
Links Finance LLC
  1.82%, 10/26/04                                                       (h)285                    285
Mane Funding Corp.
  1.79%, 10/27/04                                                          385                    385
Natexis Banques Populaires N.Y.
  2.02%, 10/1/04                                                        (h)456                    456
Nationwide Building Society
  1.97%, 12/28/04                                                       (h)661                    661
Pfizer, Inc.
  1.75%, 10/7/04                                                        (h)570                    570
Procter & Gamble Co.
  1.83%, 12/9/04                                                        (h)234                    234
Royal Bank of Canada N.Y.
  1.8%, 10/25/04                                                        (h)569                    569
Sears Credit Account Master Trust
  1.79%, 10/15/04                                                       (h)456                    456
Societe Generale London
  1.54%, 11/12/04                                                          285                    285
Societe Generale N.Y.
  1.91%, 10/1/04                                                        (h)552                    552
Southtrust Bank N.A.
  1.65%, 11/5/04                                                           570                    570
Ticonderoga Funding LLC
  1.69%, 10/8/04                                                           284                    284
UBS Securities LLC
  1.88%, 10/1/04                                          $              4,996   $              4,996
Union Bank of Switzerland, Stamford
  1.13%, 12/20/04                                                          570                    570
Washington Mutual Bank
  1.68%, 11/12/04                                                          570                    570
Westdeutsche Landesbank N.Y.
  1.84%, 10/1/04                                                        (h)285                    285
-----------------------------------------------------------------------------------------------------
                                                                                               17,204
=====================================================================================================

                                                                        SHARES
-----------------------------------------------------------------------------------------------------
INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.0%)
JPMorgan Securities Lending Collateral
  Investment Fund                                                       86,575                     86
-----------------------------------------------------------------------------------------------------

                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
-----------------------------------------------------------------------------------------------------
DISCOUNT NOTES (1.7%)
Federal Home Loan Bank
  1.70%, 10/6/04                                          $              2,000                  1,999
Federal Home Loan Mortgage Corporation
  1.80%, 11/2/04                                                         2,500                  2,497
-----------------------------------------------------------------------------------------------------
                                                                                                4,496
=====================================================================================================
REPURCHASE AGREEMENT (9.4%)
J.P. Morgan Securities, Inc., 1.60%,
  dated 9/30/04, due 10/1/04,
  repurchase price $24,929                                           (f)24,928                 24,928
-----------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
U.S. Treasury Bills
  2.04%, 3/24/05                                                        (j)100                     99
-----------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $46,813)                                                  46,813
=====================================================================================================
TOTAL INVESTMENTS (117.4%) (COST $281,519)                                                    310,413
=====================================================================================================

(a)       Non-income producing security
(b)       Issuer is in default.
(c)       All or a portion of security on loan at September 30, 2004.
(d) Security was valued at fair value -- At September 30, 2004, the Portfolio held fair valued securities,each valued at less than $500, representing less than 0.05% of net assets.
(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2004.
(i)       Security is subject to delayed delivery.
(j) All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k) Security's issuer is an affiliate of the adviser. Held as collateral for securities on loan. (Note G)
 @        Value/Face Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

BALANCED PORTFOLIO

ADR       American Depositary Receipt
GDR       Global Depositary Receipt
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2004.
IO        Interest Only
PO        Principal Only
PAC       Planned Amortization Class
REIT      Real Estate Investment Trust
TBA       To be announced

STATEMENT OF ASSETS & LIABILITIES

                                                            AMOUNT          AMOUNT
                                                             (000)           (000)
----------------------------------------------------------------------------------
ASSETS (122.0%)
  Total Investments, at Value (Cost $281,519)--
     Including $26,704 of Securities Loaned           $    310,413
  Cash                                                          21
  Receivable for Delayed Delivery Commitments               10,648
  Receivable for Investments Sold                              637
  Interest Receivable                                          555
  Dividends Receivable                                         186
  Receivable for Portfolio Shares Sold                          42
  Other                                                         10    $    322,512
----------------------------------------------------------------------------------
LIABILITIES (-22.0%)
  Payable for Delayed Delivery Commitments                 (32,131)
  Collateral on Securities Loaned, at Value                (17,290)
  Payable for Investments Purchased                         (6,955)
  Interest Payable for Swap Agreements                        (667)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                               (378)
  Payable for Investment Advisory Fees                        (295)
  Payable for Portfolio Shares Redeemed                       (264)
  Net Unrealized Depreciation on Swap
    Agreements                                                (116)
  Payable for Administrative Fees                              (23)
  Payable for Custodian Fees                                   (17)
  Payable for Distribution Fees -- Adviser Class               (12)
  Payable for Trustees' Fees and Expenses                       (9)
  Due to Broker                                                 (4)
  Payable for Shareholder Servicing Fees --
    Investment Class                                          (@--)
  Other Liabilities                                            (23)   $    (58,184)
----------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $    264,328
==================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $    319,942
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      1,764
Accumulated Net Realized Gain (Loss)                                       (85,690)
Unrealized Appreciation (Depreciation) on:
  Investments                                                               28,894
  Foreign Currency Exchange Contracts and
    Translations                                                              (375)
  Futures Contracts                                                            (91)
  Swap Agreements                                                             (116)
----------------------------------------------------------------------------------
NET ASSETS                                                            $    264,328
==================================================================================

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS:

NET ASSETS                                                         $     203,889
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 18,699,049 outstanding shares of beneficial
    interest (unlimited authorization, no par value)               $       10.90

INVESTMENT CLASS:

NET ASSETS                                                         $       3,117
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 286,279 outstanding shares of beneficial
    interest (unlimited authorization, no par value)               $       10.89

ADVISER CLASS:

NET ASSETS                                                         $      57,322
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 5,267,175 outstanding shares of beneficial
    interest (unlimited authorization, no par value)               $       10.88

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                           NET
CURRENCY                                      IN                        UNREALIZED
  TO                                       EXCHANGE                    APPRECIATION
DELIVER          VALUE     SETTLEMENT         FOR            VALUE    (DEPRECIATION)
 (000)           (000)        DATE           (000)           (000)        (000)
------------------------------------------------------------------------------------
EUR       112   $     140    10/26/04     US$        138   $     138   $          (2)
EUR       118         147    11/29/04     US$        145         145              (2)
US$    13,856      13,856    12/13/04     CNY    109,282      13,270            (586)
US$     6,886       6,886    12/16/04     EUR      5,620       6,987             101
US$     6,836       6,836    12/16/04     EUR      5,589       6,947             111
                ---------                                  ---------   -------------
                $  27,865                                  $  27,487   $        (378)
                =========                                  =========   =============

CNY -- Chinese RenMinBi
EUR -- Euro
US$ -- U.S. Dollar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENT OF ASSETS & LIABILITIES (CONT'D)

BALANCED PORTFOLIO

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                                       NET
                                                                                    UNREALIZED
                                              NUMBER                               APPRECIATION
                                                OF         VALUE      EXPIRATION  (DEPRECIATION)
                                            CONTRACTS      (000)         DATE         (000)
------------------------------------------------------------------------------------------------
LONG:
  Australian Dollar 10 yr. Bond                 36      $   19,078       Dec-04    $         (38)
  British Pound Long Gilt                       14           2,731       Dec-04               21
  U.S. Treasury 2 yr. Note                      11           2,324       Dec-04              @--
  U.S. Treasury 5 yr. Note                      36           3,987       Dec-04              (14)
  U.S. Treasury 10 yr. Note                    158          17,795       Dec-04               39
  U.S. Treasury Long Bond                       33           3,703       Dec-04               44
  S&P 500 Index                                  4           1,115       Dec-04                3
  S&P 500 Mini Index                            50           2,788       Dec-04              (15)

SHORT:
  IMM Russell Mini Index                        97           5,568       Dec-04              (55)
  U.S. Treasury 2 yr. Note                     228          48,161       Dec-04               29
  U.S. Treasury 5 yr. Note                     110          12,183       Dec-04             (112)
  U.S. Treasury 10 yr. Note                     12           1,352       Dec-04                7
                                                                                   -------------
                                                                                   $         (91)
                                                                                   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2004

                                                                                  CORE PLUS   INVESTMENT    U.S. CORE
                                                                                      FIXED  GRADE FIXED        FIXED
                                                                                     INCOME       INCOME       INCOME   HIGH YIELD
                                                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                                      (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+:
  Dividends                                                                     $     2,138  $       236  $        98  $       156
  Interest                                                                           94,661       18,748        8,594       25,879
----------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                         96,799       18,984        8,692       26,035
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees (Note B)                                                   9,598        2,070          948        1,410
  Administration Fees (Note C)                                                        2,250          493          230          279
  Custodian Fees (Note E)                                                               190           47           28           40
  Shareholder Reporting Fees                                                            242           45           19           29
  Professional Fees                                                                     161           51           34           50
  Shareholder Servicing Fees -- Investment Class Shares (Note D)                        186           --           --            2
  Distribution Fees -- Adviser Class Shares (Note D)                                    355            3           24           35
  Trustees' Fees and Expenses                                                            67           12            4           11
  Other Expenses                                                                        178           59           50           90
----------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                  13,227        2,780        1,337        1,946
----------------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees (Note B)                                            --           --          (51)          --
  Waiver of Distribution Fees -- Adviser Class Shares (Note D)                           --           (1)          --           --
  Expense Offset (Note E)                                                                (2)          --#          --#          --#
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                    13,225        2,779        1,286        1,946
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                         83,574       16,205        7,406       24,089
----------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
  Investments Sold                                                                   46,051       15,276       12,304      (20,085)
  Foreign Currency Transactions                                                      (1,289)        (106)          --          (38)
  Futures Contracts                                                                   2,974         (644)      (1,832)        (520)
  Swap Agreements                                                                   (32,530)      (2,119)        (312)          --
----------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)                                                        15,206       12,407       10,160      (20,643)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments                                                                        (8,697)      (7,416)      (6,949)      33,399
  Foreign Currency Exchange Contracts and Translations                                  490           97           --          173
  Futures Contracts                                                                  (8,273)        (738)         746          705
  Swap Agreements                                                                    36,572        2,810         (146)          --
----------------------------------------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation (Depreciation)                            20,092       (5,247)      (6,349)      34,277
----------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                                        35,298        7,160        3,811       13,634
----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations            $   118,872  $    23,365  $    11,217  $    37,723
==================================================================================================================================

+ Net of $8, $1 and $1 withholding tax for Core Plus Fixed Income, Investment
  Grade Fixed Income, and U.S. Core Fixed Income Portfolios, respectively.
# Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2004

                                                                   INTERMEDIATE INTERNATIONAL     LIMITED
                                                                       DURATION  FIXED INCOME    DURATION   MUNICIPAL     BALANCED
                                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                          (000)         (000)       (000)       (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+:
  Dividends                                                        $         22  $         --  $       59  $      128   $    2,931
  Interest                                                                4,693         4,153      22,742      12,363        3,633
----------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                               4,715         4,153      22,801      12,491        6,564
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees (Note B)                                         492           506       2,463       1,337        1,289
  Administration Fees (Note C)                                              121           125         726         320          257
  Custodian Fees (Note E)                                                    16            25          57          28           98
  Shareholder Reporting Fees                                                 11            29          72          32           23
  Professional Fees                                                          27            37          46          35           43
  Shareholder Servicing Fees -- Investment Class Shares (Note D)            165            --          --          --            8
  Distribution Fees -- Adviser Class Shares (Note D)                         --            --          --          --          151
  Trustees' Fees and Expenses                                                 2             2          12           6            7
  Other Expenses                                                             22            29          80          57           47
----------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                          856           753       3,456       1,815        1,923
----------------------------------------------------------------------------------------------------------------------------------
  Waiver of Investment Advisory Fees (Note B)                                --            --          --         (33)          --
  Expense Offset (Note E)                                                    --#           --#         --#         --#          (1)
----------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                            856           753       3,456       1,782        1,922
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                              3,859         3,400      19,345      10,709        4,642
----------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS):
  Investments Sold                                                        1,765           311       2,843         829       21,117
  Foreign Currency Transactions                                             (40)        3,900          --          --          491
  Futures Contracts                                                        (175)          456      (6,119)     (2,771)         245
  Swap Agreements                                                          (222)           --          --       2,448         (600)
----------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                              1,328         4,667      (3,276)        506       21,253
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments                                                            (2,051)        2,930      (6,488)      3,641        5,316
  Foreign Currency Exchange Contracts and Translations                       13        (1,042)         --          --         (464)
  Futures Contracts                                                          26          (162)      1,995       1,966       (1,330)
  Swap Agreements                                                           796            --          --      (2,453)         635
----------------------------------------------------------------------------------------------------------------------------------
    Net Change in Unrealized Appreciation (Depreciation)                 (1,216)        1,726      (4,493)      3,154        4,157
----------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                               112         6,393      (7,769)      3,660       25,410
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations                                                   $      3,971  $      9,793  $   11,576  $   14,369   $   30,052
==================================================================================================================================

+ Net of $3 and $4 withholding tax for Limited Duration Portfolio and Balanced Portfolio, respectively.
#    Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               CORE PLUS FIXED
                                                                                               INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR ENDED       YEAR ENDED
                                                                                            SEPTEMBER        SEPTEMBER
                                                                                                  30,              30,
                                                                                                 2004             2003
                                                                                                (000)            (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                          $      83,574    $     124,905
  Net Realized Gain (Loss)                                                                     15,206           42,296
  Net Change in Unrealized Appreciation (Depreciation)                                         20,092           59,284
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                             118,872          226,485
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                                      (114,269)        (200,533)
  Net Realized Gain                                                                                --          (46,124)
  INVESTMENT CLASS:
  Net Investment Income                                                                        (5,633)          (5,569)
  Net Realized Gain                                                                                --           (1,212)
  ADVISER CLASS:
  Net Investment Income                                                                        (7,067)         (11,373)
  Net Realized Gain                                                                                --           (2,483)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                        (126,969)        (267,294)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                                                  433,308          520,310
  Distributions Reinvested                                                                    105,689          229,294
  Redeemed                                                                                 (1,012,329)      (1,993,910)
  INVESTMENT CLASS:
  Subscribed                                                                                   34,784           38,555
  Distributions Reinvested                                                                      5,598            6,711
  Redeemed                                                                                     (8,968)         (13,603)
  ADVISER CLASS:
  Subscribed                                                                                   18,228           65,072
  Distributions Reinvested                                                                      6,471           12,057
  Redeemed                                                                                   (119,770)         (64,143)
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions            (536,989)      (1,199,657)
----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                    (545,086)      (1,240,466)
NET ASSETS:
  Beginning of Period                                                                       2,926,222        4,166,688
----------------------------------------------------------------------------------------------------------------------
  End of Period                                                                         $   2,381,136    $   2,926,222
======================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment Income Included in End
    of Period Net Assets                                                                $      30,734    $      40,282
======================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                                          37,331           45,833
    Shares Issued on Distributions Reinvested                                                   9,136           19,879
    Shares Redeemed                                                                           (87,182)        (172,303)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding                         (40,715)        (106,591)
======================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                                           3,015            3,315
    Shares Issued on Distributions Reinvested                                                     484              582
    Shares Redeemed                                                                              (778)          (1,167)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares Outstanding                              2,721            2,730
======================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                                           1,568            5,612
    Shares Issued on Distributions Reinvested                                                     559            1,044
    Shares Redeemed                                                                           (10,348)          (5,538)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding                                (8,221)           1,118
======================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 INVESTMENT GRADE FIXED       U.S. CORE FIXED
                                                                                    INCOME PORTFOLIO          INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                                  SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER
                                                                                        30,          30,          30,          30,
                                                                                       2004         2003         2004         2003
                                                                                      (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                  $    16,205  $    16,801  $     7,406  $     9,577
  Net Realized Gain (Loss)                                                           12,407        6,557       10,160        1,461
  Net Change in Unrealized Appreciation (Depreciation)                               (5,247)       4,539       (6,349)       4,173
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                    23,365       27,897       11,217       15,211
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                             (21,954)     (26,826)     (11,467)     (14,550)
  Net Realized Gain                                                                      --       (2,546)          --       (5,576)
  ADVISER CLASS:
  Net Investment Income                                                                 (54)         (75)        (385)        (456)
  Net Realized Gain                                                                      --           (7)          --         (191)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                               (22,008)     (29,454)     (11,852)     (20,773)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                                        179,089      182,446       88,816       72,540
  Distributions Reinvested                                                           21,164       27,471       11,398       20,065
  Redeemed                                                                         (243,364)    (195,027)    (193,078)     (77,733)
  ADVISER CLASS:
  Subscribed                                                                              2          526        2,962        5,426
  Distributions Reinvested                                                               48           74          384          647
  Redeemed                                                                             (233)        (725)      (4,349)      (4,362)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Capital Share
    Transactions                                                                    (43,294)      14,765      (93,867)      16,583
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                           (41,937)      13,208      (94,502)      11,021
NET ASSETS:
  Beginning of Period                                                               571,174      557,966      330,621      319,600
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                                 $   529,237  $   571,174  $   236,119  $   330,621
==================================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment Income
    Included in End of Period Net Assets                                        $     6,303  $     6,246  $     2,673  $     3,888
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                                15,633       15,970        7,965        6,465
    Shares Issued on Distributions Reinvested                                         1,853        2,413        1,024        1,799
    Shares Redeemed                                                                 (21,240)     (17,065)     (17,285)      (6,940)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding                (3,754)       1,318       (8,296)       1,324
==================================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                                    --#          46          266          484
    Shares Issued on Distributions Reinvested                                             4            6           35           58
    Shares Redeemed                                                                     (20)         (63)        (392)        (391)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding                         (16)         (11)         (91)         151
==================================================================================================================================

# Amount is less than 500 shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       HIGH YIELD          INTERMEDIATE DURATION
                                                                                       PORTFOLIO                 PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                                  SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER
                                                                                        30,          30,          30,          30,
                                                                                       2004         2003         2004         2003
                                                                                      (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                  $    24,089  $    31,299  $     3,859  $     3,371
  Net Realized Gain (Loss)                                                          (20,643)    (318,721)       1,328        1,851
  Net Change in Unrealized Appreciation (Depreciation)                               34,277      375,610       (1,216)         155
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                    37,723       88,188        3,971        5,377
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                             (19,062)     (23,218)        (839)      (1,803)
  Net Realized Gain                                                                      --           --           --       (1,809)
  INVESTMENT CLASS:
  Net Investment Income                                                                 (22)        (271)      (3,953)      (2,651)
  Net Realized Gain                                                                      --           --           --       (1,833)
  ADVISER CLASS:
  Net Investment Income                                                                (821)        (767)          --           --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                               (19,905)     (24,256)      (4,792)      (8,096)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                                        291,189      335,401        4,718       15,472
  Distributions Reinvested                                                           17,480       18,386          780        3,514
  Redeemed                                                                         (342,061)    (450,786)     (10,353)     (57,379)
  INVESTMENT CLASS:
  Subscribed                                                                          3,048        2,957       37,926       38,058
  Distributions Reinvested                                                               22          192        3,953        4,482
  Redeemed                                                                           (3,374)      (9,361)      (1,994)
  ADVISER CLASS:
  Subscribed                                                                         24,230       17,197           --           --
  Distributions Reinvested                                                              781          719           --           --
  Redeemed                                                                          (21,896)     (19,406)          --           --
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Capital Share
    Transactions                                                                    (30,581)    (104,701)      35,030        4,147
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                           (12,763)     (40,769)      34,209        1,428
NET ASSETS:
  Beginning of Period                                                               346,255      387,024      123,432      122,004
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                                 $   333,492  $   346,255  $   157,641  $   123,432
==================================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment Income
    Included in End of Period Net Assets                                        $     7,106  $     3,898  $       474  $       658
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                                53,562       75,393          450        1,470
    Shares Issued on Distributions Reinvested                                         3,260        4,035           75          337
    Shares Redeemed                                                                 (62,990)    (100,320)      (1,002)      (5,486)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding                (6,168)     (20,892)        (477)      (3,679)
==================================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                                   566          636        3,682        3,638
    Shares Issued on Distributions Reinvested                                             4           44          383          431
    Shares Redeemed                                                                    (619)      (1,992)        (192)          --
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares Outstanding                      (49)      (1,312)       3,873        4,069
==================================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                                 4,460        3,454           --           --
    Shares Issued on Distributions Reinvested                                           145          158           --           --
    Shares Redeemed                                                                  (4,033)      (3,984)          --           --
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding                         572         (372)          --           --
==================================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  INTERNATIONAL FIXED         LIMITED DURATION
                                                                                    INCOME PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                                  SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER
                                                                                        30,          30,          30,          30,
                                                                                       2004         2003         2004         2003
                                                                                      (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                  $     3,400  $     3,762  $    19,345  $    11,529
  Net Realized Gain (Loss)                                                            4,667        6,596       (3,276)       3,476
  Net Change in Unrealized Appreciation (Depreciation)                                1,726       10,486       (4,493)      (1,362)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                     9,793       20,844       11,576       13,643
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                             (16,118)          --      (21,578)     (13,320)
  Net Realized Gain                                                                      --           --       (1,611)      (2,201)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                               (16,118)          --      (23,189)     (15,521)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                                         80,580       85,143      552,164      420,236
  Distributions Reinvested                                                           15,868           --       22,946       15,258
  Redeemed                                                                          (50,944)     (85,529)    (228,931)    (240,752)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Capital Share
    Transactions                                                                     45,504         (386)     346,179      194,742
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                            39,179       20,458      334,566      192,864
NET ASSETS:
  Beginning of Period                                                               114,932       94,474      622,801      429,937
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                                 $   154,111  $   114,932  $   957,367  $   622,801
==================================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment Income
    Included in End of Period Net Assets                                        $       198  $     8,560  $     2,915  $     1,406
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                                 7,153        7,868       52,242       39,415
    Shares Issued on Distributions Reinvested                                         1,449           --        2,175        1,433
    Shares Redeemed                                                                  (4,536)      (7,785)     (21,683)     (22,586)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding                 4,066           83       32,734       18,262
==================================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       MUNICIPAL                  BALANCED
                                                                                       PORTFOLIO                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                                  SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER
                                                                                        30,          30,          30,          30,
                                                                                       2004         2003         2004         2003
                                                                                      (000)        (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                  $    10,709  $    11,588  $     4,642  $     6,668
  Net Realized Gain (Loss)                                                              506       (4,113)      21,253       (7,314)
  Net Change in Unrealized Appreciation (Depreciation)                                3,154        4,375        4,157       55,835
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                    14,369       11,850       30,052       55,189
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  INSTITUTIONAL CLASS:
  Net Investment Income                                                             (10,806)     (10,489)      (4,807)      (8,260)
  INVESTMENT CLASS:
  Net Investment Income                                                                  --           --         (118)        (175)
  ADVISER CLASS:
  Net Investment Income                                                                  --           --       (1,053)      (1,682)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                               (10,806)     (10,489)      (5,978)     (10,117)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Subscribed                                                                        180,378      195,711       38,405       50,960
  Distributions Reinvested                                                            8,819        8,847        4,800        8,255
  Redeemed                                                                         (138,073)    (137,177)    (121,268)     (83,174)
  INVESTMENT CLASS:
  Subscribed                                                                             --           --          651        3,117
  Distributions Reinvested                                                               --           --          118          175
  Redeemed                                                                               --           --       (6,595)        (874)
  ADVISER CLASS:
  Subscribed                                                                             --           --        9,130        7,962
  Distributions Reinvested                                                               --           --        1,053        1,682
  Redeemed                                                                               --           --      (16,463)     (10,234)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Capital Share
    Transactions                                                                     51,124       67,381      (90,169)     (22,131)
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                            54,687       68,742      (66,095)      22,941
NET ASSETS:
  Beginning of Period                                                               313,999      245,257      330,423      307,482
----------------------------------------------------------------------------------------------------------------------------------
  End of Period                                                                 $   368,686  $   313,999  $   264,328  $   330,423
==================================================================================================================================
  Undistributed (Distributions in Excess of) Net Investment Income
    Included in End of Period Net Assets                                        $     1,199  $     1,286  $     1,764  $     1,875
==================================================================================================================================
(1) CAPITAL SHARE TRANSACTIONS:
    INSTITUTIONAL CLASS:
    Shares Subscribed                                                                14,363       15,801        3,573        5,323
    Shares Issued on Distributions Reinvested                                           703          714          450          897
    Shares Redeemed                                                                 (11,004)     (11,084)     (11,235)      (8,860)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding                 4,062        5,431       (7,212)      (2,640)
==================================================================================================================================
    INVESTMENT CLASS:
    Shares Subscribed                                                                    --           --           61          320
    Shares Issued on Distributions Reinvested                                            --           --           11           19
    Shares Redeemed                                                                      --           --         (596)         (91)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares Outstanding                       --           --         (524)         248
==================================================================================================================================
    ADVISER CLASS:
    Shares Subscribed                                                                    --           --          846          845
    Shares Issued on Distributions Reinvested                                            --           --           98          183
    Shares Redeemed                                                                      --           --       (1,525)      (1,081)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding                          --           --         (581)         (53)
==================================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

STATEMENTS OF CASH FLOWS

For the Year Ended September 30, 2004

                                                                        CORE PLUS       INVESTMENT        U.S. CORE
                                                                            FIXED      GRADE FIXED            FIXED
                                                                           INCOME           INCOME           INCOME
                                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                            (000)            (000)            (000)
-------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments                   $   4,000,426    $     676,722    $     505,290
Purchases of Investments                                               (2,942,831)        (543,232)        (339,347)
Proceeds from Sales of Delayed Delivery Commitments                     7,547,763        1,552,679          736,057
Purchases of Delayed Delivery Commitments                              (8,107,018)      (1,638,499)        (801,926)
Net (Increase) Decrease in Short-Term Investments                         146,241              847           (1,323)
Net Realized Gain (Loss) on Foreign Currency Transactions                  (1,289)            (106)              --
Net Realized Gain (Loss) on Futures Contracts                               2,974             (644)          (1,832)
Net Realized Gain (Loss) on Swap Agreements                               (32,530)          (2,119)            (312)
Net Investment Income                                                      83,574           16,205            7,406
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO
 NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to Operations                9,167              741              923
Net Increase (Decrease) in Payables Related to Operations                   9,724            2,988              813
Accretion/Amortization of Discounts and Premiums                             (248)            (502)            (145)
-------------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) in Operating Activities                          715,953           65,080          105,604
-------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                       484,120          179,544           91,911
Payment on Portfolio Shares Redeemed                                   (1,189,380)        (243,647)        (197,254)
Cash Dividends and Distributions Paid                                      (9,211)            (796)             (70)
-------------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) by Financing Activities                         (714,471)         (64,899)        (105,413)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                             1,482              181              191
CASH AT BEGINNING OF PERIOD                                                (1,011)            (181)            (124)
-------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                               $         471    $          --    $          67
-------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

STATEMENTS OF CASH FLOWS

For the Year Ended September 30, 2004

                                                           INTERMEDIATE       LIMITED
                                                               DURATION      DURATION     MUNICIPAL      BALANCED
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  (000)         (000)         (000)         (000)
-----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments         $     124,039    $  541,692    $  192,126    $  424,857
Purchases of Investments                                       (123,571)     (847,910)     (209,208)     (346,018)
Proceeds from sales of Delayed Delivery Commitments             173,143       558,695       175,502       241,319
Purchases of Delayed Delivery Commitments                      (187,860)     (603,098)     (209,934)     (247,779)
Net (Increase) Decrease in Short-Term Investments               (19,301)        5,423         1,105        18,742
Net Realized Gain (Loss) on Foreign Currency
  Transactions                                                      (40)           --            --           491
Net Realized Gain (Loss) on Futures Contracts                      (175)       (6,119)       (2,771)          245
Net Realized Gain (Loss) on Swap Agreements                        (222)           --         2,448          (600)
Net Investment Income                                             3,859        19,345        10,709         4,642
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME
  TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables
  Related to Operations                                            (258)       (2,246)         (162)          235
Net Increase (Decrease) in Payables Related
  to Operations                                                     (95)          280         1,592           251
Accretion/Amortization of Discounts and Premiums                    137        11,227        (1,788)          (51)
-----------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) in Operating Activities                (30,344)     (322,711)      (40,381)       96,334
-----------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                              42,882       551,758       181,250        48,257
Payment on Portfolio Shares Redeemed                            (12,385)     (228,762)     (138,907)     (144,549)
Cash Dividends and Distributions Paid                               (59)         (243)       (1,987)           (7)
-----------------------------------------------------------------------------------------------------------------
Net Cash Provided (Used) by Financing Activities                 30,438       322,753        40,356       (96,299)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                      94            42           (25)           35
CASH AT BEGINNING OF PERIOD                                          73           133            25           (14)
-----------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                     $         167    $      175    $       --    $       21
-----------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.71   $      11.82   $      11.84   $      11.25   $      11.26
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.38+          0.40+          0.55+          0.75           0.77+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.17           0.31           0.17           0.62          (0.02)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.55           0.71           0.72           1.37           0.75
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.57)         (0.67)         (0.74)         (0.78)         (0.76)
  Net Realized Gain                                               --          (0.15)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.57)         (0.82)         (0.74)         (0.78)         (0.76)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.69   $      11.71   $      11.82   $      11.84   $      11.25
================================================================================================================================
TOTAL RETURN                                                    4.80%          6.24%          6.30%         12.74%          7.02%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $  2,120,149   $  2,600,453   $  3,883,346   $  4,142,009   $  4,087,553
Ratio of Expenses to Average Net Assets (1)                     0.50%          0.50%          0.50%          0.48%          0.48%
Ratio of Net Investment Income to Average Net Assets            3.29%          3.39%          4.69%          6.46%          7.03%
Portfolio Turnover Rate                                          334%^           92%           110%           111%            62%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.50%          0.50%          0.50%          0.47%          0.47%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   INVESTMENT CLASS
                                                        ------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.71   $      11.81   $      11.84   $      11.25   $      11.27
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.36+          0.37+          0.53+          0.72           0.76+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.17           0.33           0.16           0.64          (0.03)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.53           0.70           0.69           1.36           0.73
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.55)         (0.65)         (0.72)         (0.77)         (0.75)
  Net Realized Gain                                               --          (0.15)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.55)         (0.80)         (0.72)         (0.77)         (0.75)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.69   $      11.71   $      11.81   $      11.84   $      11.25
================================================================================================================================
TOTAL RETURN                                                    4.73%          6.07%          6.08%         12.59%          6.84%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    146,146   $    114,509   $     83,308   $     74,905   $     63,944
Ratio of Expenses to Average Net Assets (2)                     0.65%          0.65%          0.65%          0.63%          0.63%
Ratio of Net Investment Income to Average Net Assets            3.14%          3.24%          4.54%          6.28%          6.89%
Portfolio Turnover Rate                                          334%^           92%           110%           111%            62%
--------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
     AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.65%          0.65%          0.65%          0.62%          0.62%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                                     ADVISER CLASS
                                                        ------------------------------------------------------------------------
                                                                                   SEPTEMBER 30, 2004
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.70   $      11.81   $      11.83   $      11.24   $      11.26
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.35+          0.36+          0.52+          0.71           0.75+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.17           0.32           0.15           0.63          (0.02)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.52           0.68           0.67           1.34           0.73
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.54)         (0.64)         (0.69)         (0.75)         (0.75)
  Net Realized Gain                                               --          (0.15)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.54)         (0.79)         (0.69)         (0.75)         (0.75)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.68   $      11.70   $      11.81   $      11.83   $      11.24
================================================================================================================================
TOTAL RETURN                                                    4.57%          5.99%          6.01%         12.43%          6.79%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    114,841   $    211,260   $    200,034   $    176,849   $    144,754
Ratio of Expenses to Average Net Assets (1)                     0.75%          0.75%          0.75%          0.73%          0.73%
Ratio of Net Investment Income to Average Net Assets            3.04%          3.14%          4.44%          6.20%          6.78%
Portfolio Turnover Rate                                          334%^           92%           110%           111%            62%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.75%          0.75%          0.75%          0.72%          0.72%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.54   $      11.57   $      11.32   $      10.67   $      10.74
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.34+          0.34+          0.47+          0.68           0.78
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.14           0.23           0.39           0.70          (0.12)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.48           0.57           0.86           1.38           0.66
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.45)         (0.55)         (0.61)         (0.73)         (0.73)
  Net Realized Gain                                               --          (0.05)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.45)         (0.60)         (0.61)         (0.73)         (0.73)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.57   $      11.54   $      11.57   $      11.32   $      10.67
================================================================================================================================
TOTAL RETURN                                                    4.36%          5.00%          7.93%         13.45%          6.48%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    527,837   $    569,593   $    556,252   $    278,657   $    279,141
Ratio of Expenses to Average Net Assets (1)                     0.50%          0.51%          0.51%          0.50%          0.49%
Ratio of Net Investment Income to Average Net Assets            2.94%          2.96%          4.15%          6.19%          6.99%
Portfolio Turnover Rate                                          332%^           81%            93%            89%            43%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.50%          0.51%          0.51%          0.50%          0.48%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                    ADVISER CLASS
                                                                                      ------------------------------------------
                                                                                                                         MAY 20,
                                                                                        YEAR ENDED SEPTEMBER 30,       2002** TO
                                                                                      ---------------------------      SEPTEMBER
SELECTED PER SHARE DATA AND RATIOS                                                            2004           2003       30, 2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $      11.53   $      11.57   $      11.18
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                                       0.32+          0.32+          0.34+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                                                             0.14           0.22           0.15
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                          0.46           0.54           0.49
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                      (0.43)         (0.53)         (0.10)
  Net Realized Gain                                                                             --          (0.05)            --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                      (0.43)         (0.58)         (0.10)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $      11.56   $      11.53   $      11.57
================================================================================================================================
TOTAL RETURN                                                                                  4.10%          4.87%          4.40%++
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                 $      1,400   $      1,581   $      1,714
Ratio of Expenses to Average Net Assets (2)                                                   0.65%          0.66%          0.66%*
Ratio of Net Investment Income to
 Average Net Assets (2)                                                                       2.79%          2.81%          4.00%*
Portfolio Turnover Rate                                                                        332%^           81%            93%++
--------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
       by Distributor:
       Expenses to Average Net Assets                                                         0.75%          0.76%          0.76%*
       Net Investment Income to Average Net Assets                                            2.69%          2.71%          3.90%*
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                                              0.65%          0.66%          0.66%*
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized.
*    Annualized
**   Initial offering of Adviser Class shares.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

U.S. CORE FIXED INCOME PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.26   $      11.46   $      11.15   $      10.46   $      10.55
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.33+          0.32+          0.44+          0.65+          0.71+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.14           0.19           0.42           0.73          (0.12)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.47           0.51           0.86           1.38           0.59
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.47)         (0.51)         (0.55)         (0.69)         (0.68)
  Net Realized Gain                                               --          (0.20)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.47)         (0.71)         (0.55)         (0.69)         (0.68)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.26   $      11.26   $      11.46   $      11.15   $      10.46
================================================================================================================================
TOTAL RETURN                                                    4.33%          4.61%          7.98%         13.68%          5.88%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    226,555   $    320,036   $    310,546   $    195,467   $    181,884
Ratio of Expenses to Average Net Assets (1)                     0.50%          0.50%          0.50%          0.51%          0.51%
Ratio of Net Investment Income to Average
 Net Assets (1)                                                 2.94%          2.82%          3.89%          6.04%          6.86%
Portfolio Turnover Rate                                          371%^          109%            86%            86%            51%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
       by Adviser:
        Expenses to Average Net Assets                          0.52%          0.51%          0.53%           N/A           0.51%
        Net Investment Income to Average Net Assets             2.92%          2.81%          3.86%           N/A           6.85%
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.50%          0.50%          0.50%          0.50%          0.50%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                    ADVISER CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.22   $      11.42   $      11.10   $      10.43   $      10.53
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.30+          0.29+          0.41+          0.62+          0.68+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.14           0.19           0.43           0.72          (0.11)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.44           0.48           0.84           1.34           0.57
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.45)         (0.48)         (0.52)         (0.67)         (0.67)
  Net Realized Gain                                               --          (0.20)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.45)         (0.68)         (0.52)         (0.67)         (0.67)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.21   $      11.22   $      11.42   $      11.10   $      10.43
================================================================================================================================
TOTAL RETURN                                                    4.12%          4.28%          7.85%         13.29%          5.68%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $      9,564   $     10,585   $      9,054   $      4,635   $      1,625
Ratio of Expenses to Average Net Assets (2)                     0.75%          0.75%          0.75%          0.75%          0.76%
Ratio of Net Investment Income to Average
 Net Assets (2)                                                 2.69%          2.57%          3.64%          5.72%          6.61%
Portfolio Turnover Rate                                          371%^          109%            86%            86%            51%
--------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
       by Adviser:
        Expenses to Average Net Assets                          0.77%          0.76%          0.78%           N/A           0.76%
        Net Investment Income to Average Net Assets             2.67%          2.56%          3.61%           N/A           6.60%
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.75%          0.75%          0.75%          0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

HIGH YIELD PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $       5.30   $       4.41   $       5.75   $       7.86   $       8.77
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.42+          0.43+          0.54+          0.78+          0.89+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.20           0.77          (1.16)         (1.95)         (0.88)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.62           1.20          (0.62)         (1.17)          0.01
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.33)         (0.31)         (0.72)         (0.94)         (0.92)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $       5.59   $       5.30   $       4.41   $       5.75   $       7.86
================================================================================================================================
TOTAL RETURN                                                   12.11%         28.68%        (12.33)%       (16.27)%        (0.22)%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    314,440   $    330,990   $    366,956   $    583,110   $    848,507
Ratio of Expenses to Average Net Assets (1)                     0.61%          0.61%          0.59%          0.57%          0.56%
Ratio of Net Investment Income to Average Net Assets            7.70%          9.05%         10.13%         11.44%         10.50%
Portfolio Turnover Rate                                           89%            97%            79%            67%            55%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.61%          0.60%          0.58%          0.56%          0.55%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                    INVESTMENT CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $       5.31   $       4.41   $       5.75   $       7.87   $       8.78
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.41+          0.45+          0.53+          0.77+          0.88+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.21           0.76          (1.16)         (1.96)         (0.89)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.62           1.21          (0.63)         (1.19)         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.31)         (0.31)         (0.71)         (0.93)         (0.90)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $       5.62   $       5.31   $       4.41   $       5.75   $       7.87
================================================================================================================================
TOTAL RETURN                                                   12.07%         28.69%        (12.54)%       (16.42)%        (0.40)%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $      1,129   $      1,329   $      6,890   $      9,603   $     10,151
Ratio of Expenses to Average Net Assets (2)                     0.76%          0.76%          0.74%          0.72%          0.71%
Ratio of Net Investment Income to Average Net Assets            7.55%          8.90%          9.98%         11.32%         10.43%
Portfolio Turnover Rate                                           89%            97%            79%            67%            55%
--------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS
     TO AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.76%          0.75%          0.73%          0.71%          0.70%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

HIGH YIELD PORTFOLIO

                                                                                    ADVISER CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $       5.31   $       4.40   $       5.72   $       7.85   $       8.76
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.40+          0.42+          0.54+          0.72+          0.87+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.21           0.78          (1.15)         (1.92)         (0.88)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.61           1.20          (0.61)         (1.20)         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.32)         (0.29)         (0.71)         (0.93)         (0.90)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $       5.60   $       5.31   $       4.40   $       5.72   $       7.85
================================================================================================================================
TOTAL RETURN                                                   11.86%         28.54%        (12.24)%       (16.62)%        (0.42)%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         17,923         13,936         13,178         95,483         22,781
Ratio of Expenses to Average Net Assets (1)                     0.86%          0.86%          0.84%          0.83%          0.81%
Ratio of Net Investment Income to Average Net Assets            7.45%          8.80%          9.88%         11.03%         10.34%
Portfolio Turnover Rate                                           89%            97%            79%            67%            55%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.86%          0.85%          0.83%          0.82%          0.80%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

INTERMEDIATE DURATION PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      10.49   $      10.71   $      10.37   $       9.67   $       9.77
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.32+          0.28+          0.39+          0.57           0.67+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                              (0.01)          0.14           0.43           0.69          (0.19)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.31           0.42           0.82           1.26           0.48
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.40)         (0.36)         (0.48)         (0.56)         (0.58)
  Net Realized Gain                                               --          (0.28)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.40)         (0.64)         (0.48)         (0.56)         (0.58)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      10.40   $      10.49   $      10.71   $      10.37   $       9.67
================================================================================================================================
TOTAL RETURN                                                    3.06%          4.12%          8.12%         13.42%          5.84%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $     18,828   $     23,991   $     63,912   $     50,814   $     37,686
Ratio of Expenses to Average Net Assets (1)                     0.53%          0.54%          0.54%          0.54%          0.54%
Ratio of Net Investment Income to Average Net Assets            3.07%          2.63%          3.73%          5.62%          6.95%
Portfolio Turnover Rate                                          211%^           89%            61%            59%            76%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.53%          0.54%          0.53%          0.54%          0.53%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   INVESTMENT CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      10.46   $      10.68   $      10.35   $       9.66   $       9.77
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.30+          0.26+          0.37+          0.54           0.65+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                              (0.01)          0.15           0.43           0.70          (0.23)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.29           0.41           0.80           1.24           0.42
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.38)         (0.35)         (0.47)         (0.55)         (0.53)
  Net Realized Gain                                               --          (0.28)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.38)         (0.63)         (0.47)         (0.55)         (0.53)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      10.37   $      10.46   $      10.68   $      10.35   $       9.66
================================================================================================================================
TOTAL RETURN                                                    2.86%          3.97%          8.02%         13.24%          5.68%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    138,813   $     99,441   $     58,092   $     35,094   $     27,679
Ratio of Expenses to Average Net Assets (2)                     0.68%          0.69%          0.69%          0.69%          0.68%
Ratio of Net Investment Income to Average Net Assets            2.92%          2.48%          3.58%          5.47%          6.81%
Portfolio Turnover Rate                                          211%^           89%            61%            59%            76%
--------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.68%          0.69%          0.68%          0.69%          0.68%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.92   $       9.88   $       8.96   $       8.88   $      10.12
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.28+          0.38+          0.39           0.28+          0.35
  Net Realized and Unrealized Gain (Loss)
    on Investments                                              0.63           1.66           0.53           0.04          (1.15)
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                           0.91           2.04           0.92           0.32          (0.80)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (1.59)            --             --          (0.24)         (0.27)
  Net Realized Gain                                               --             --             --             --          (0.17)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                       (1.59)            --             --          (0.24)         (0.44)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.24   $      11.92   $       9.88   $       8.96   $       8.88
================================================================================================================================
TOTAL RETURN                                                    7.95%         20.65%         10.27%          3.63%         (8.23)%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    154,111   $    114,932   $     94,474   $     77,363   $    112,456
Ratio of Expenses to Average Net Assets (1)                     0.56%          0.56%          0.60%          0.55%          0.56%
Ratio of Net Investment Income to Average Net Assets            2.52%          3.51%          3.44%          3.31%          3.76%
Portfolio Turnover Rate                                           15%            41%            38%            71%            91%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
     NET ASSETS:
      Ratio of Expenses to Average Net Assets Including         0.56%          0.56%          0.60%          0.55%          0.55%
       Expense Offsets
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

LIMITED DURATION PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      10.65   $      10.69   $      10.59   $      10.17   $      10.18
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.25+          0.23+          0.39           0.59           0.60
  Net Realized and Unrealized Gain (Loss)
   on Investments                                              (0.10)          0.05           0.14           0.42          (0.03)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.15           0.28           0.53           1.01           0.57
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.28)         (0.27)         (0.43)         (0.59)         (0.58)
  Net Realized Gain                                            (0.02)         (0.05)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.30)         (0.32)         (0.43)         (0.59)         (0.58)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      10.50   $      10.65   $      10.69   $      10.59   $      10.17
================================================================================================================================
TOTAL RETURN                                                    1.47%          2.65%          5.13%         10.23%          6.37%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    957,367   $    622,801   $    429,937   $    224,358   $    177,776
Ratio of Expenses to Average Net Assets (1)                     0.42%          0.43%          0.44%          0.43%          0.42%
Ratio of Net Investment Income to Average Net Assets            2.36%          2.17%          3.45%          5.67%          6.61%
Portfolio Turnover Rate                                          135%^           68%            72%            59%            57%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
     AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.42%          0.43%          0.44%          0.43%          0.41%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

MUNICIPAL PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      12.53   $      12.49   $      12.14   $      11.43   $      11.39
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.38+          0.50+          0.47           0.48           0.62
  Net Realized and Unrealized Gain (Loss)
    on Investments                                              0.14          (0.01)          0.39           0.72           0.10
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                           0.52           0.49           0.86           1.20           0.72
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.39)         (0.45)         (0.51)         (0.49)         (0.62)
  Net Realized Gain                                               --             --             --             --          (0.06)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                       (0.39)         (0.45)         (0.51)         (0.49)         (0.68)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      12.66   $      12.53   $      12.49   $      12.14   $      11.43
================================================================================================================================
TOTAL RETURN                                                    4.02%          4.19%          7.27%         10.69%          6.66%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    368,686   $    313,999   $    245,257   $    164,504   $    115,217
Ratio of Expenses to Average Net Assets (1)                     0.50%          0.50%          0.50%          0.51%          0.51%
Ratio of Net Investment Income to Average
 Net Assets (1)                                                 3.01%          4.01%          3.70%          4.03%          5.51%
Portfolio Turnover Rate                                          105%^           47%            72%            70%            82%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
     AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed by
       Adviser:
       Expenses to Average Net Assets                           0.51%          0.51%          0.52%          0.51%          0.51%
       Net Investment Income to Average Net Assets              3.00%          4.00%          4.14%          4.65%          4.30%
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.50%          0.50%          0.50%          0.50%          0.50%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      10.15   $       8.78   $      10.60   $      13.37   $      13.83
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.18+          0.21+          0.25+          0.35+          0.44+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.78           1.47          (1.75)         (2.07)          1.45
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.96           1.68          (1.50)         (1.72)          1.89
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.21)         (0.31)         (0.32)         (0.38)         (0.46)
  Net Realized Gain                                               --             --             --          (0.67)         (1.89)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.21)         (0.31)         (0.32)         (1.05)         (2.35)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      10.90   $      10.15   $       8.78   $      10.60   $      13.37
================================================================================================================================
TOTAL RETURN                                                    9.49%         19.48%        (14.60)%       (13.51)%        14.75%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $    203,889   $    262,960   $    250,796   $    397,666   $    505,078
Ratio of Expenses to Average Net Assets (1)                     0.62%          0.60%          0.59%          0.58%          0.58%
Ratio of Net Investment Income to Average Net Assets            1.67%          2.17%          2.37%          2.98%          3.29%
Portfolio Turnover Rate                                          208%^           84%           133%           157%           162%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
     AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.62%          0.60%          0.59%          0.57%          0.57%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   INSTITUTIONAL CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      10.13   $       8.76   $      10.61   $      13.37   $      13.82
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.17+          0.18+          0.23+          0.34+          0.42+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.78           1.48          (1.78)         (2.08)          1.45
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.95           1.66          (1.55)         (1.74)          1.87
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF::
  Net Investment Income                                        (0.19)         (0.29)         (0.30)         (0.35)         (0.43)
  Net Realized Gain                                               --             --             --          (0.67)         (1.89)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.19)         (0.29)         (0.30)         (1.02)         (2.32)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      10.89   $      10.13   $       8.76   $      10.61   $      13.37
================================================================================================================================
TOTAL RETURN                                                    9.43%         19.28%        (15.03)%       (13.65)%        14.59%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $      3,117   $      8,209   $      4,925   $      6,284   $      8,085
Ratio of Expenses to Average Net Assets (2)                     0.77%          0.75%          0.74%          0.73%          0.73%
Ratio of Net Investment Income to Average Net Assets            1.59%          2.02%          2.22%          2.83%          3.13%
Portfolio Turnover Rate                                          208%^           84%           133%           157%           162%
--------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
     AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.77%          0.75%          0.74%          0.72%          0.72%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO

                                                                                      ADVISER CLASS
                                                        ------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                              2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      10.13   $       8.77   $      10.57   $      13.34   $      13.80
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.15+          0.18+          0.22+          0.33+          0.41+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                               0.78           1.46          (1.74)         (2.09)          1.44
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.93           1.64          (1.52)         (1.76)          1.85
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        (0.18)         (0.28)         (0.28)         (0.34)         (0.42)
  Net Realized Gain                                               --             --             --          (0.67)         (1.89)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        (0.18)         (0.28)         (0.28)         (1.01)         (2.31)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      10.88   $      10.13   $       8.77   $      10.57   $      13.34
================================================================================================================================
TOTAL RETURN                                                    9.27%         19.12%        (14.76)%       (13.79)%        14.46%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $     57,322   $     59,254   $     51,761   $     57,172   $     33,928
Ratio of Expenses to Average Net Assets (1)                     0.87%          0.85%          0.84%          0.84%          0.83%
Ratio of Net Investment Income to Average Net Assets            1.42%          1.92%          2.12%          2.77%          3.04%
Portfolio Turnover Rate                                          208%^           84%           133%           157%           162%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
     AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
       Including Expense Offsets                                0.87%          0.85%          0.84%          0.83%          0.82%
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
^ The Portfolio's turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio's current year turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case in past years. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Core Plus Fixed Income, Investment Grade Fixed Income, U.S. Core Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Municipal and Balanced Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value as of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

2. REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

3. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. "Due from (to) Broker" includes initial margin and variation margin, as stated in the Statement of Assets & Liabilities. Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4. SECURITIES SOLD SHORT: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Assets & Liabilities. The following summarizes swaps entered into by the Portfolios:

    CREDIT DEFAULT SWAPS: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

    INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

    TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

    Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unre-

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2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    alized gain/loss reported in the Statement of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.

8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

9. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the U.S. Core Fixed Income and Limited Duration Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    Certain Portfolios' net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis.

    Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEES. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investment Management Inc. ("MSIM", formerly Morgan Stanley Investments LP, or the "Adviser"), wholly-owned by indirect subsidiaries of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio's average daily net assets for the quarter.

                                              VOLUNTARY EXPENSE LIMITATIONS
                                  ANNUAL   ------------------------------------
                              INVESTMENT   INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                   ADVISORY FEE           CLASS        CLASS     CLASS
-------------------------------------------------------------------------------
Core Plus Fixed Income(1)          0.375%             --%          --%       --%
Investment Grade Fixed
  Income                           0.375              --           --        --
U.S. Core Fixed Income             0.375            0.50           --      0.75
High Yield(2)                      0.450              --           --        --
Intermediate Duration              0.375              --           --        --
International Fixed
  Income                           0.375              --           --        --
Limited Duration                   0.300              --           --        --
Municipal                          0.375            0.50           --        --
Balanced                           0.450              --           --        --

(1)Effective November 1, 2004, the annual investment advisory fee for the Core Plus Fixed Income Portfolio was reduced to 0.375% for the first $1 billion of average daily net assets and 0.300% for average daily net assets over $1 billion.
(2)Effective November 1, 2004, the annual investment advisory fee for the High Yield Portfolio was reduced to 0.450% for the first $1.5 billion of average daily net assets and 0.400% for average daily net assets over $1.5 billion.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

Morgan Stanley Investment Management Limited ("MSIM Limited") serves as Sub-Adviser to the International Fixed Income and Balanced Portfolios. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes certain day-to-day investment decisions for the Portfolios and places certain of the Portfolios' purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

C. ADMINISTRATION FEES. MSIM (the "Administrator") serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSIM receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets, plus reimbursement of out-of-pocket expenses. J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, provides fund accounting and other services pursuant to a sub-administration agreement with MSIM and receives compensation for these services. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

Effective November 1, 2004, MSIM serves as Administrator to the Fund pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, the Administration Fee will remain the same while services covered by the Administration Fee will change. Administration costs, (including out-of-pocket expenses incurred in the ordinary course of providing services under the Agreement, which were previously borne by the Fund), except pricing services and extraordinary expenses, will now be covered under the Administration Fee. Transfer Agency expenses will no longer be paid by MSIM, but will be borne by the Fund.

D. DISTRIBUTION AND SHAREHOLDER SERVICING FEES. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares' average daily net assets for the Investment Grade Fixed Income Portfolio.

E. CUSTODIAN FEES. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offset" on the Statements of Operations.

F.  PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the fiscal year ended September 30, 2004, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                        PURCHASES           SALES
PORTFOLIO                                   (000)           (000)
-----------------------------------------------------------------
Core Plus Fixed Income               $  9,581,781   $  10,935,066
Investment Grade Fixed Income           1,983,550       2,109,903
U.S. Core Fixed Income                    982,138       1,125,428
High Yield                                264,784         297,982
Intermediate Duration                     270,678         279,794
International Fixed Income                 56,521          15,091
Limited Duration                        1,230,843         950,041
Municipal                                 352,200         338,817
Balanced                                  539,375         632,832

    For the fiscal year ended September 30, 2004, purchases and sales of long-term U.S. government securities were:

                                        PURCHASES           SALES
PORTFOLIO                                   (000)           (000)
-----------------------------------------------------------------
Core Plus Fixed Income                 $  715,149   $     328,719
Investment Grade Fixed Income             120,185          88,305
U.S. Core Fixed Income                     99,898         103,861
Intermediate Duration                      31,532           8,406
Limited Duration                          165,521         162,437
Municipal                                  66,468          32,961
Balanced                                   39,613          22,644

2. TRANSACTIONS WITH AFFILIATES: During the fiscal year ended September 30, 2004, the Balanced Portfolio paid brokerage commissions of approximately $5,000 to Morgan Stanley & Co., an affiliated broker/dealer.

3. SWAP AGREEMENTS: At September 30, 2004, the following Portfolios had open Swap Agreements:

                                                                                                                   NET UNREALIZED
                                      NOTIONAL                                                                      APPRECIATION
                       TERMINATION     AMOUNT                                                                      (DEPRECIATION)
COUNTERPARTY              DATE         (000)      TYPE   PAY           RECEIVE                                              (000)
---------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED
 INCOME PORTFOLIO
Bank of America           10/27/04   $   36,600   TRS    3 month
                                                          LIBOR        Index Return(1)                             $        2,048
                          11/29/04       33,000   TRS    3 month
                                                          LIBOR        Index Return(1)                                        174
                           8/15/19       63,850   ZCS    at maturity   compounded 3 month LIBOR                               129
Citigroup                  2/15/19       42,850   ZCS    at maturity   compounded 3 month LIBOR                                72
                           5/15/19       10,200   ZCS    at maturity   compounded 3 month LIBOR less 7.125 bps               (133)
                          11/15/19        5,000   ZCS    at maturity   compounded 3 month LIBOR less 7.9 bps                  (90)
                           2/15/20       15,250   ZCS    at maturity   compounded 3 month LIBOR less 3.1 bps                  210
                           2/15/20       15,250   ZCS    at maturity   compounded 3 month LIBOR less 2.75 bps                 203
                           2/15/20       53,000   ZCS    at maturity   compounded 3 month LIBOR less 4.14 bps                 369
                           2/15/20       52,000   ZCS    at maturity   compounded 3 month LIBOR less 4.882 bps                254
                           5/15/20       22,000   ZCS    at maturity   compounded 3 month LIBOR less 9.75 bps                 381
                           5/15/20       25,725   ZCS    at maturity   compounded 3 month LIBOR less 6.0 bps                  (47)
                           5/15/20      117,850   ZCS    at maturity   compounded 3 month LIBOR less 5.75 bps                (718)
                           5/15/20       20,350   ZCS    at maturity   compounded 3 month LIBOR less 3.1 bps                  (30)
                           8/15/20       18,000   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                (189)
                           2/15/21        8,250   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                (155)

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                   NET UNREALIZED
                                      NOTIONAL                                                                      APPRECIATION
                       TERMINATION     AMOUNT                                                                      (DEPRECIATION)
COUNTERPARTY              DATE         (000)      TYPE   PAY           RECEIVE                                              (000)
---------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME
 PORTFOLIO (CONT'D)
Citigroup                  5/15/21   $   10,000   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps       $         (251)
                           5/15/21        9,500   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                 (247)
                           5/15/21        9,700   ZCS    at maturity   compounded 3 month LIBOR less 7.75 bps                (226)
                           5/15/21       46,300   ZCS    at maturity   compounded 3 month LIBOR less 3.75 bps                (162)
                           5/15/21       23,150   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                   28
                           5/15/21       23,100   ZCS    at maturity   compounded 3 month LIBOR less 3.0 bps                  748
                           5/15/21       16,000   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                  676
                           5/15/21       10,440   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                (279)
                          11/15/21       23,150   ZCS    at maturity   compounded 3 month LIBOR less 4.25 bps                (137)
                          11/15/21       23,150   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                 (129)
                           2/15/22       14,500   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                 206
                           8/15/22        3,500   ZCS    at maturity   compounded 3 month LIBOR less 7.0 bps                  (88)
                           8/15/22       12,000   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                 206
                           2/15/23       11,750   ZCS    at maturity   compounded 3 month LIBOR less 11.5 bps                 130
                           2/15/23       20,000   ZCS    at maturity   compounded 3 month LIBOR less 12.0 bps                (128)
Credit Suisse First
 Boston                    5/15/16       25,000   ZCS    at maturity   compounded 3 month LIBOR                               (96)
                           2/15/17       24,500   ZCS    at maturity   compounded 3 month LIBOR                               429
                           8/15/18       11,500   ZCS    at maturity   compounded 3 month LIBOR                              (338)
                           2/15/19        9,100   ZCS    at maturity   compounded 3 month LIBOR                                57
                           8/15/19       24,000   ZCS    at maturity   compounded 3 month LIBOR                              (626)
                           8/15/19       21,000   ZCS    at maturity   compounded 3 month LIBOR                              (587)
                          11/15/19       11,500   ZCS    at maturity   compounded 3 month LIBOR                              (341)
                           2/15/21       41,000   ZCS    at maturity   compounded 3 month LIBOR                            (1,114)
                           5/15/21       69,450   ZCS    at maturity   compounded 3 month LIBOR                              (452)
                           5/15/21       69,300   ZCS    at maturity   compounded 3 month LIBOR                               105
                           5/15/21       23,100   ZCS    at maturity   compounded 3 month LIBOR                               351
                          11/15/23       23,500   ZCS    at maturity   compounded 3 month LIBOR                               326
Deutsche Bank             11/14/07        5,000   CDS    fixed rate    upon the occurrence of a negative credit
                                                          of 1.20%      event(2)                                             (104)
Goldman Sachs              2/15/20        9,700   ZCS    at maturity   compounded 3 month LIBOR                              (240)
                           2/15/20       17,700   ZCS    at maturity   compounded 3 month LIBOR                               101
                           2/15/20        7,275   ZCS    at maturity   compounded 3 month LIBOR                                41
                           5/15/20       10,000   ZCS    at maturity   compounded 3 month LIBOR                               130
                           8/15/20       21,000   ZCS    at maturity   compounded 3 month LIBOR                               314
                           2/15/21       15,500   ZCS    at maturity   compounded 3 month LIBOR                               (51)
                          11/15/21       23,100   ZCS    at maturity   compounded 3 month LIBOR                                53
                          11/15/21       40,525   ZCS    at maturity   compounded 3 month LIBOR                              (244)
                           8/15/22       18,000   ZCS    at maturity   compounded 3 month LIBOR                              (384)
                          11/15/22       23,100   ZCS    at maturity   compounded 3 month LIBOR                               685
                                                                                                                   --------------
                                                                                                                              840
                                                                                                                   ==============
INVESTMENT GRADE
 FIXED INCOME PORTFOLIO
Bank of America           10/27/04       20,000   TRS    3 month
                                                          LIBOR        Index Return(1)                                      1,119
                           8/15/19       12,000   ZCS    at maturity   compounded 3 month LIBOR                                24
Citigroup                  2/15/19       12,000   ZCS    at maturity   compounded 3 month LIBOR                                20
                           5/15/19        5,100   ZCS    at maturity   compounded 3 month LIBOR less 7.125 bps                (66)
                          11/15/19        2,000   ZCS    at maturity   compounded 3 month LIBOR less 7.9 bps                  (36)
                           2/15/20        4,600   ZCS    at maturity   compounded 3 month LIBOR less 3.1 bps                   63
                           2/15/20        4,600   ZCS    at maturity   compounded 3 month LIBOR less 2.75 bps                  61
                           2/15/20       16,100   ZCS    at maturity   compounded 3 month LIBOR less 4.14 bps                 112
                           2/15/20        6,425   ZCS    at maturity   compounded 3 month LIBOR less 4.882 bps                 31
                           5/15/20        3,500   ZCS    at maturity   compounded 3 month LIBOR less 9.75 bps                  61
                           5/15/20        3,425   ZCS    at maturity   compounded 3 month LIBOR less 6.0 bps                   (6)
                           5/15/20        2,950   ZCS    at maturity   compounded 3 month LIBOR less 5.75 bps                 (18)
                           5/15/20        6,150   ZCS    at maturity   compounded 3 month LIBOR less 3.1 bps                   (9)

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                   NET UNREALIZED
                                      NOTIONAL                                                                       APPRECIATION
                       TERMINATION     AMOUNT                                                                      (DEPRECIATION)
COUNTERPARTY              DATE         (000)      TYPE   PAY           RECEIVE                                              (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
 FIXED INCOME
 PORTFOLIO (CONT'D)
Citigroup                  8/15/20   $    3,400   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps      $          (36)
                           2/15/21        1,500   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                 (28)
                           5/15/21       16,000   ZCS    at maturity   compounded 3 month LIBOR less 8.0 bps                 (353)
                           5/15/21        2,700   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (61)
                           5/15/21        2,700   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (57)
                           5/15/21        5,000   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                 (126)
                           5/15/21        1,850   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (48)
                           5/15/21        1,950   ZCS    at maturity   compounded 3 month LIBOR less 7.75 bps                 (45)
                           5/15/21        2,040   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                 (55)
                           5/15/21        7,200   ZCS    at maturity   compounded 3 month LIBOR less 3.75 bps                 (25)
                           5/15/21        3,600   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                    4
                           5/15/21        3,475   ZCS    at maturity   compounded 3 month LIBOR less 3.0 bps                  112
                           5/15/21        5,000   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                  211
                          11/15/21        3,600   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                  (20)
                          11/15/21        5,350   ZCS    at maturity   compounded 3 month LIBOR less 3.7 bps                  (46)
                          11/15/21        3,600   ZCS    at maturity   compounded 3 month LIBOR less 4.25 bps                 (21)
                           2/15/22        3,000   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                  43
                           8/15/22        2,200   ZCS    at maturity   compounded 3 month LIBOR less 7.0 bps                  (56)
                           8/15/22        3,500   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                  60
                           2/15/23        5,000   ZCS    at maturity   compounded 3 month LIBOR less 11.5 bps                  56
                           2/15/23        7,000   ZCS    at maturity   compounded 3 month LIBOR less 12.0 bps                 (45)
Credit Suisse First
 Boston                    5/15/16        8,000   ZCS    at maturity   compounded 3 month LIBOR                               (31)
                           2/15/17        5,000   ZCS    at maturity   compounded 3 month LIBOR                                88
                           8/15/18        6,000   ZCS    at maturity   compounded 3 month LIBOR                              (116)
                           2/15/19        6,000   ZCS    at maturity   compounded 3 month LIBOR                                38
                           5/15/19        1,000   ZCS    at maturity   compounded 3 month LIBOR                                 4
                           8/15/19        4,750   ZCS    at maturity   compounded 3 month LIBOR                              (132)
                           8/15/19        4,750   ZCS    at maturity   compounded 3 month LIBOR                              (124)
                          11/15/19        3,950   ZCS    at maturity   compounded 3 month LIBOR                              (117)
                           2/15/21        9,350   ZCS    at maturity   compounded 3 month LIBOR                              (254)
                           5/15/21       10,800   ZCS    at maturity   compounded 3 month LIBOR                               (75)
                           5/15/21       10,425   ZCS    at maturity   compounded 3 month LIBOR                                16
                           5/15/21        3,475   ZCS    at maturity   compounded 3 month LIBOR                                53
                          11/15/23        5,000   ZCS    at maturity   compounded 3 month LIBOR                                69
Goldman Sachs              2/15/20        1,950   ZCS    at maturity   compounded 3 month LIBOR                               (25)
                           2/15/20        1,200   ZCS    at maturity   compounded 3 month LIBOR                                 7
                           2/15/20        2,550   ZCS    at maturity   compounded 3 month LIBOR                                14
                           5/15/20          675   ZCS    at maturity   compounded 3 month LIBOR                                 9
                           8/15/20       11,000   ZCS    at maturity   compounded 3 month LIBOR                               165
                           2/15/21        2,500   ZCS    at maturity   compounded 3 month LIBOR                               (73)
                          11/15/21        3,475   ZCS    at maturity   compounded 3 month LIBOR                                 8
                          11/15/21        6,325   ZCS    at maturity   compounded 3 month LIBOR                               (38)
                           8/15/22        3,400   ZCS    at maturity   compounded 3 month LIBOR                               (40)
                          11/15/22        3,475   ZCS    at maturity   compounded 3 month LIBOR                               103
                                                                                                                   --------------
                                                                                                                              369
                                                                                                                   ==============
U.S. CORE
 FIXED INCOME PORTFOLIO
Bank of America           10/27/04        7,900   TRS    3 month
                                                          LIBOR        Index Return(1)                                        442
                           8/15/19       10,700   ZCS    at maturity   compounded 3 month LIBOR                                20
                           8/15/19        5,650   ZCS    at maturity   compounded 3 month LIBOR                                11
Citigroup                  2/15/19        5,650   ZCS    at maturity   compounded 3 month LIBOR                                 9
                          11/15/19        1,150   ZCS    at maturity   compounded 3 month LIBOR less 7.9 bps                  (21)
                           2/15/20        1,325   ZCS    at maturity   compounded 3 month LIBOR less 3.1 bps                   25
                           2/15/20        1,325   ZCS    at maturity   compounded 3 month LIBOR less 2.75 bps                  18

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                   NET UNREALIZED
                                      NOTIONAL                                                                       APPRECIATION
                       TERMINATION     AMOUNT                                                                      (DEPRECIATION)
COUNTERPARTY              DATE         (000)      TYPE   PAY           RECEIVE                                              (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. CORE
 FIXED INCOME
 PORTFOLIO (CONT'D)
Citigroup                  5/15/20   $    1,750   ZCS    at maturity   compounded 3 month LIBOR less 9.75 bps      $           30
                           5/15/20        3,500   ZCS    at maturity   compounded 3 month LIBOR less 3.1 bps                   (5)
                           5/15/20        1,650   ZCS    at maturity   compounded 3 month LIBOR less 6.0 bps                   (3)
                           5/15/20        9,750   ZCS    at maturity   compounded 3 month LIBOR less 5.75 bps                 (59)
                           8/15/20        2,000   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                 (21)
                           2/15/21        1,500   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                 (28)
                           5/15/21        2,000   ZCS    at maturity   compounded 3 month LIBOR less 8.0 bps                  (44)
                           5/15/21        1,500   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (34)
                           5/15/21        1,500   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (32)
                           5/15/21        4,500   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                 (113)
                           5/15/21        1,090   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (28)
                           5/15/21        1,150   ZCS    at maturity   compounded 3 month LIBOR less 7.75 bps                 (27)
                           5/15/21        1,190   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                 (32)
                           5/15/21        4,350   ZCS    at maturity   compounded 3 month LIBOR less 3.75 bps                 (15)
                           5/15/21        2,175   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                    3
                           5/15/21        2,200   ZCS    at maturity   compounded 3 month LIBOR less 3.0 bps                   71
                           5/15/21        6,750   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                  285
                          11/15/21        2,175   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                  (12)
                          11/15/21        2,175   ZCS    at maturity   compounded 3 month LIBOR less 4.25 bps                 (13)
                           2/15/22        1,000   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                  14
                           8/15/22        1,900   ZCS    at maturity   compounded 3 month LIBOR less 7.0 bps                  (48)
                           8/15/22        2,000   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                  34
                           2/15/23        1,000   ZCS    at maturity   compounded 3 month LIBOR less 11.5 bps                  11
                           2/15/23        1,500   ZCS    at maturity   compounded 3 month LIBOR less 12.0 bps                  (9)
Credit Suisse First
 Boston                    5/15/16        1,000   ZCS    at maturity   compounded 3 month LIBOR                                (4)
                           2/15/17        2,000   ZCS    at maturity   compounded 3 month LIBOR                                35
                           8/15/18        1,850   ZCS    at maturity   compounded 3 month LIBOR                               (54)
                           2/15/19        2,750   ZCS    at maturity   compounded 3 month LIBOR                                18
                           5/15/19        1,000   ZCS    at maturity   compounded 3 month LIBOR                                 4
                           8/15/19        2,000   ZCS    at maturity   compounded 3 month LIBOR                               (55)
                           8/15/19        2,000   ZCS    at maturity   compounded 3 month LIBOR                               (52)
                          11/15/19        1,850   ZCS    at maturity   compounded 3 month LIBOR                               (55)
                           2/15/21        3,600   ZCS    at maturity   compounded 3 month LIBOR                               (98)
                           5/15/21        2,200   ZCS    at maturity   compounded 3 month LIBOR                                33
                          11/15/23        2,750   ZCS    at maturity   compounded 3 month LIBOR                                38
Goldman Sachs              2/15/20        1,150   ZCS    at maturity   compounded 3 month LIBOR                               (14)
                           2/15/20        1,100   ZCS    at maturity   compounded 3 month LIBOR                                 6
                           2/15/20        1,175   ZCS    at maturity   compounded 3 month LIBOR                                 7
                           5/15/20          675   ZCS    at maturity   compounded 3 month LIBOR                                 9
                           2/15/21          500   ZCS    at maturity   compounded 3 month LIBOR                                (2)
                          11/15/21        2,200   ZCS    at maturity   compounded 3 month LIBOR                                 5
                          11/15/21        3,800   ZCS    at maturity   compounded 3 month LIBOR                               (23)
                           8/15/22        2,000   ZCS    at maturity   compounded 3 month LIBOR                               (24)
                          11/15/22        2,200   ZCS    at maturity   compounded 3 month LIBOR                                65
                                                                                                                   --------------
                                                                                                                              268
                                                                                                                   ==============
INTERMEDIATE
 DURATION PORTFOLIO
Bank of America           10/27/04        5,500   TRS    3 month
                                                          LIBOR        Index Return(1)                                        307
                                                                                                                   ==============
MUNICIPAL PORTFOLIO
Bank of America            8/15/19       10,000   ZCS    at maturity   compounded 3 month LIBOR                                20
                           2/15/21       50,000   ZCS    at maturity   compounded 3 month LIBOR                               494
Citigroup                  2/15/19       10,000   ZCS    at maturity   compounded 3 month LIBOR                                17
                           5/15/19        5,000   ZCS    at maturity   compounded 3 month LIBOR less 7.125 bps                (65)
                           5/15/20        8,000   ZCS    at maturity   compounded 3 month LIBOR less 9.75 bps                 139

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September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                   NET UNREALIZED
                                      NOTIONAL                                                                       APPRECIATION
                       TERMINATION     AMOUNT                                                                      (DEPRECIATION)
COUNTERPARTY              DATE         (000)      TYPE   PAY           RECEIVE                                              (000)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
 PORTFOLIO (CONT'D)
Citigroup                  8/15/20   $    5,000   ZCS    at maturity   compounded 3 month LIBOR less 6.25 bps      $          (40)
                           5/15/21        5,000   ZCS    at maturity   compounded 3 month LIBOR less 7.75 bps                (125)
                           5/15/21          640   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (17)
                           5/15/21          700   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                 (19)
                           2/15/22        4,000   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                  57
                           8/15/22        5,000   ZCS    at maturity   compounded 3 month LIBOR less 7.0 bps                 (127)
                           8/15/22        5,000   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                  86
                           2/15/23        3,000   ZCS    at maturity   compounded 3 month LIBOR less 11.5 bps                  33
                           6/16/23       35,000   IRS    fixed rate
                                                          of 4.396%    3 month LIBOR                                          592
Goldman Sachs              2/15/21       24,500   ZCS    at maturity   compounded 3 month LIBOR                               250
                           2/15/21        5,000   ZCS    at maturity   compounded 3 month LIBOR                              (147)
                           2/15/22       50,000   ZCS    at maturity   compounded 3 month LIBOR                              (166)
                                                                                                                   --------------
                                                                                                                              982
                                                                                                                   ==============
BALANCED PORTFOLIO
Bank of America           10/27/04        1,200   TRS    3 month
                                                          LIBOR        Index Return(1)                                         67
                          11/29/04        1,100   TRS    3 month
                                                          LIBOR        Index Return(1)                                          6
                           8/15/19        2,100   ZCS    at maturity   compounded 3 month LIBOR                                 4
                           8/15/19        1,850   ZCS    at maturity   compounded 3 month LIBOR                                 4
Citigroup                  2/15/19        1,850   ZCS    at maturity   compounded 3 month LIBOR                                 3
                           5/15/19          800   ZCS    at maturity   compounded 3 month LIBOR less 7.125 bps                (10)
                          11/15/19          300   ZCS    at maturity   compounded 3 month LIBOR less 7.9 bps                   (5)
                           5/15/20          500   ZCS    at maturity   compounded 3 month LIBOR less 9.75 bps                   9
                           5/15/20        1,025   ZCS    at maturity   compounded 3 month LIBOR less 3.1 bps                   (2)
                           8/15/20          550   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                  (6)
                           2/15/21          400   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                  (8)
                           5/15/21        2,500   ZCS    at maturity   compounded 3 month LIBOR less 8.0 bps                  (55)
                           5/15/21          400   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                   (9)
                           5/15/21          400   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                   (8)
                           5/15/21        1,000   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                  (25)
                           5/15/21          290   ZCS    at maturity   compounded 3 month LIBOR less 7.5 bps                   (8)
                           5/15/21          310   ZCS    at maturity   compounded 3 month LIBOR less 7.75 bps                  (7)
                           5/15/21          320   ZCS    at maturity   compounded 3 month LIBOR less 7.25 bps                  (9)
                           5/15/21        1,150   ZCS    at maturity   compounded 3 month LIBOR less 3.75 bps                  (4)
                           5/15/21          575   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                    1
                           5/15/21          575   ZCS    at maturity   compounded 3 month LIBOR less 3.0 bps                   19
                          11/15/21          575   ZCS    at maturity   compounded 3 month LIBOR less 4.5 bps                   (3)
                          11/15/21          875   ZCS    at maturity   compounded 3 month LIBOR less 3.7 bps                   (8)
                          11/15/21          575   ZCS    at maturity   compounded 3 month LIBOR less 4.25 bps                  (3)
                           2/15/22          400   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                   6
                           8/15/22          400   ZCS    at maturity   compounded 3 month LIBOR less 7.0 bps                  (10)
                           8/15/22          250   ZCS    at maturity   compounded 3 month LIBOR less 10.0 bps                   4
                           2/15/23          250   ZCS    at maturity   compounded 3 month LIBOR less 11.5 bps                   3
                           2/15/23          500   ZCS    at maturity   compounded 3 month LIBOR less 12.0 bps                  (3)
Credit Suisse First
 Boston                    5/15/16          500   ZCS    at maturity   compounded 3 month LIBOR                                (2)
                           2/15/17          750   ZCS    at maturity   compounded 3 month LIBOR                                13
                           8/15/18          375   ZCS    at maturity   compounded 3 month LIBOR                               (11)
                           2/15/19          900   ZCS    at maturity   compounded 3 month LIBOR                                 6
                           5/15/19          200   ZCS    at maturity   compounded 3 month LIBOR                                 1
                           8/15/19          750   ZCS    at maturity   compounded 3 month LIBOR                               (21)
                           8/15/19          750   ZCS    at maturity   compounded 3 month LIBOR                               (20)
                          11/15/19          375   ZCS    at maturity   compounded 3 month LIBOR                               (11)
                           2/15/21        1,250   ZCS    at maturity   compounded 3 month LIBOR                               (34)
                           5/15/21        1,725   ZCS    at maturity   compounded 3 month LIBOR                               (10)

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                   NET UNREALIZED
                                      NOTIONAL                                                                       APPRECIATION
                       TERMINATION     AMOUNT                                                                      (DEPRECIATION)
COUNTERPARTY              DATE         (000)      TYPE   PAY           RECEIVE                                              (000)
---------------------------------------------------------------------------------------------------------------------------------
BALANCED
 PORTFOLIO (CONT'D)
Credit Suisse First
 Boston                    5/15/21   $    1,725   ZCS    at maturity   compounded 3 month LIBOR                    $            3
                           5/15/21          575   ZCS    at maturity   compounded 3 month LIBOR                                 9
                          11/15/23          750   ZCS    at maturity   compounded 3 month LIBOR                                10
Goldman Sachs              2/15/20          310   ZCS    at maturity   compounded 3 month LIBOR                                (8)
                           2/15/20        2,550   ZCS    at maturity   compounded 3 month LIBOR                                14
                           2/15/20        1,175   ZCS    at maturity   compounded 3 month LIBOR                                 7
                           5/15/20          950   ZCS    at maturity   compounded 3 month LIBOR                                12
                           2/15/21          400   ZCS    at maturity   compounded 3 month LIBOR                               (12)
                           2/15/21        1,175   ZCS    at maturity   compounded 3 month LIBOR                                (4)
                           2/15/21        1,000   ZCS    at maturity   compounded 3 month LIBOR                                (7)
                          11/15/21          575   ZCS    at maturity   compounded 3 month LIBOR                                 1
                          11/15/21        1,000   ZCS    at maturity   compounded 3 month LIBOR                                (6)
                           8/15/22          550   ZCS    at maturity   compounded 3 month LIBOR                                (6)
                          11/15/22          575   ZCS    at maturity   compounded 3 month LIBOR                                17
                                                                                                                   --------------
                                                                                                                             (116)
                                                                                                                   ==============

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

(2) Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of Cooper Tire and Rubber Co., 7.75% Bond Maturing 12/15/2009.

bps    -- Basis Points
CDS    -- Credit Default Swap
IRS    -- Interest Rate Swap
TRS    -- Total Return Swap
ZCS    -- Zero Coupon Interest Rate Swap
@      -- Amount is less than $500.

G. SECURITIES LENDING. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios' Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at September 30, 2004 are as follows:

                                           VALUE OF
                                             LOANED       VALUE OF
                                         SECURITIES     COLLATERAL
PORTFOLIO                                     (000)          (000)
------------------------------------------------------------------
Core Plus Fixed Income                   $  540,791   $    553,433
Investment Grade Fixed Income                94,721         97,302
U.S. Core Fixed Income                       48,589         49,862
High Yield                                   83,416         84,777
Balanced                                     26,704         27,335

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

                                                      NET INTEREST
                                                         EARNED BY
                                                         PORTFOLIO
PORTFOLIO                                                    (000)
------------------------------------------------------------------
Core Plus Fixed Income                                $        465
Investment Grade Fixed Income                                  122
U.S. Core Fixed Income                                          72
High Yield                                                     138
Balanced                                                        27

2004 ANNUAL REPORT

September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

H. FEDERAL INCOME TAXES. It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly. Net realized capital gains are distributed at least annually.

The tax character of the Municipal Portfolio's ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2004 and 2003 were as follows:

                                        2004                        2003
                                    DISTRIBUTIONS               DISTRIBUTIONS
                                     PAID FROM:                  PAID FROM:
                              -------------------------   -------------------------
                                ORDINARY      LONG-TERM     ORDINARY      LONG-TERM
                                  INCOME   CAPITAL GAIN       INCOME   CAPITAL GAIN
PORTFOLIO                          (000)          (000)        (000)          (000)
-----------------------------------------------------------------------------------
Core Plus Fixed Income        $  126,969   $         --   $  267,294   $         --
Investment Grade Fixed
  Income                          22,008             --       28,788            666
U.S. Core Fixed Income            11,852             --       20,574            199
High Yield                        19,905             --       24,256             --
Intermediate Duration              4,792             --        6,936          1,160
International Fixed Income        16,118             --           --             --
Limited Duration                  21,585          1,603       14,833            688
Municipal                         10,806             --       10,489             --
Balanced                           5,978             --       10,117             --

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October losses. Permanent differences are generally due to REIT adjustments, foreign currency transactions, swap transactions, distribution reclass and paydown adjustments.

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of ) net investment income, accumulated net realized gain (loss) and paid-in capital.

At September 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                          UNDISTRIBUTED   UNDISTRIBUTED
                                               ORDINARY       LONG-TERM
                                                 INCOME    CAPITAL GAIN
PORTFOLIO                                         (000)           (000)
-----------------------------------------------------------------------
Core Plus Fixed Income                     $     33,570   $          --
Investment Grade Fixed Income                    14,045              --
U.S. Core Fixed Income                            7,218              --
High Yield                                        9,660              --
Intermediate Duration                               993             311
International Fixed Income                        5,353              --
Limited Duration                                  2,917              --
Municipal                                         1,200              --
Balanced                                          2,056              --

At September 30, 2004, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                             NET UNREALIZED
                                                                               APPRECIATION
                                       COST   APPRECIATION   DEPRECIATION    (DEPRECIATION)
PORTFOLIO                             (000)          (000)          (000)             (000)
-------------------------------------------------------------------------------------------
Core Plus Fixed
  Income                       $  3,294,494   $     80,296   $    (61,370)       $  18,926
Investment Grade
  Fixed Income                      774,111         13,972         (6,358)           7,614
U.S. Core Fixed
  Income                            358,539          5,912         (3,721)           2,191
High Yield                          437,817         21,522        (41,026)         (19,504)
Intermediate
  Duration                          188,803          2,638           (892)           1,746
International Fixed
  Income                            133,487         15,514           (111)          15,403
Limited Duration                    993,249          5,344         (3,281)           2,063
Municipal                           377,735         21,810         (2,297)          19,513
Balanced                            288,065         26,900         (4,552)          22,348

At September 30, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                                  EXPIRATION DATE SEPTEMBER 30,
                                                              (000)
                             ---------------------------------------------------------------------------------
PORTFOLIO                      2007        2008        2009        2010         2011         2012        TOTAL
--------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income       $   --   $      --   $      --   $      --   $   40,280   $       --   $   40,280
High Yield                      718      12,236      26,962      20,212      183,778      205,457      449,363
International Fixed Income       --          --         947          57           --           --        1,004
Municipal                        --          --         281          --          171        1,261        1,713
Balanced                         --          --          --      37,097       40,947           --       78,044

In addition to the $449,363,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $65,670,000 has been brought forward as a result of the Portfolios merger with the MSIF High Yield II Portfolio. The utilization of the capital loss carryforward in

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code. This acquired capital loss carryforward is expected to expire between 2006-2012.

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended September 30, 2004, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

                                                            CAPITAL LOSS
                                                            CARRYFORWARD
                                                                UTILIZED
PORTFOLIO                                                          (000)
------------------------------------------------------------------------
Core Plus Fixed Income                                        $   13,662
Intermediate Duration                                                280
International Fixed Income                                           312
Balanced                                                           6,081

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2004, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2003 and September 30, 2004 up to the following amounts:

                                                       POST-OCTOBER
                                                ------------------------
                                                  CAPITAL       CURRENCY
                                                   LOSSES         LOSSES
PORTFOLIO                                           (000)          (000)
------------------------------------------------------------------------
Core Plus Fixed Income                          $  20,307        $   278
Investment Grade Fixed Income                         913             21
High Yield                                         19,050            269
Intermediate Duration                                 426             14
Limited Duration                                    7,070             --
Municipal                                           1,432             --

I. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. OTHER. The High Yield Portfolio's net assets are substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect an issuer's ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At September 30, 2004, approximately 74.9% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio's net assets:

                                                                    % OF
                                                         PORTFOLIO'S NET
INSURERS                                                          ASSETS
------------------------------------------------------------------------
MBIA                                                                21.4%
AMBAC                                                               16.5
FGIC                                                                13.5
FSA                                                                 12.0
PSFG                                                                11.4

At September 30, 2004, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                          PERCENTAGE OF OWNERSHIP
                                     ------------------------------------
                                     INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                                    CLASS        CLASS     CLASS
-------------------------------------------------------------------------
Core Plus Fixed Income                        40.4%        94.3%     91.4%
Investment Grade Fixed Income                 69.6           --      53.3
U.S. Core Fixed Income                        86.5           --      91.6
High Yield                                    57.1         97.1      82.5
Intermediate Duration                         93.0         98.9        --
International Fixed Income                    77.1           --        --
Limited Duration                              89.5           --        --
Municipal                                     46.6           --        --
Balanced                                      76.6         98.4      91.1

2004 ANNUAL REPORT

September 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Morgan Stanley Institutional Fund Trust

We have audited the accompanying statements of assets and liabilities of the Core Plus Fixed Income Portfolio, Investment Grade Fixed Income Portfolio, U.S. Core Fixed Income Portfolio, High Yield Portfolio, Intermediate Duration Portfolio, International Fixed Income Portfolio, Limited Duration Portfolio, Municipal Portfolio and Balanced Portfolio, (the "Funds") (nine of the portfolios constituting Morgan Stanley Institutional Fund Trust) as of September 30, 2004, the related statements of operations for the year then ended, the statements of cash flows for the Core Plus Fixed Income Portfolio, Investment Grade Fixed Income Portfolio, U.S. Core Fixed Income Portfolio, Intermediate Duration Portfolio, Limited Duration Portfolio, Municipal Portfolio and Balanced Portfolio for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors whose report, dated November 16, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned nine Funds of Morgan Stanley Institutional Fund Trust at September 30, 2004, the results of their operations for the year then ended, the cash flows for the aforementioned seven funds for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
November 10, 2004

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

Each applicable Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

                                                               LONG-TERM
                                                          CAPITAL GAIN -
                                                                     20%
          PORTFOLIO                                                (000)
          --------------------------------------------------------------
          Limited Duration                                      $  1,603

For the year ended September 30, 2004, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each applicable Portfolio were:

          PORTFOLIO                                               AMOUNT
          --------------------------------------------------------------
          High Yield                                                 1.2%
          Balanced                                                  40.5

For the year ended September 30, 2004, qualified dividend income for each applicable Portfolio totaled:

                                                              QUALIFYING
                                                                DIVIDEND
                                                                  INCOME
          PORTFOLIO                                                (000)
          --------------------------------------------------------------
          Balanced                                              $  2,741

For the year ended September 30, 2004, the percentage of income earned from direct U.S. Treasury Obligations for each applicable Portfolio was as follows.

                                                                  INCOME
                                                                  EARNED
          PORTFOLIO                                                (000)
          --------------------------------------------------------------
          Core Plus Fixed Income                                    29.8%
          Investment Grade Fixed Income                             43.2
          U.S. Core Fixed Income                                    39.9
          Intermediate Duration                                     17.4
          International Fixed Income                                 4.0
          Limited Duration                                          22.6
          Municipal                                                  1.0
          Balanced                                                  25.2

For the year ended September 30, 2004, the percentage of exempt interest dividends paid by the Municipal Portfolio is 100.0%.

* The information reported in this notice may differ from the information shareholders receive for the calendar year ending December 31, 2004. Amounts for the calendar year ending December 31, 2004 will be provided with Form 1099-DIV to be mailed on or before January 31, 2005.

2004 ANNUAL REPORT

September 30, 2004

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS IN
                                                   TERM OF OFFICE                              FUND COMPLEX
NAME, AGE AND ADDRESS OF         POSITION(S) HELD  AND LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY     OTHER DIRECTORSHIPS
TRUSTEE                          WITH REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS         TRUSTEE**       HELD BY TRUSTEE
-------------------------------  ----------------  --------------  --------------------------  --------------  --------------------
Michael Bozic (63)               Trustee           Trustee since   Private Investor; Director  208             Director of Weirton
Kramer Levin Naftalis &                            July 2003       or Trustee of the Retail                    Steel Corporation.
Frankel LLP                                                        Funds (since April 1994)
Counsel to the Independent                                         and the Institutional
Directors                                                          Funds (since July 2003);
919 Third Avenue                                                   formerly Vice Chairman of
New York, NY 10022-3902                                            Kmart Corporation
                                                                   (December 1998-October
                                                                   2000), Chairman and Chief
                                                                   Executive Officer of
                                                                   Levitz Furniture
                                                                   Corporation (November
                                                                   1995-November 1998) and
                                                                   President and Chief
                                                                   Executive Officer of Hills
                                                                   Department Stores
                                                                   (May 1991-July 1995);
                                                                   formerly variously
                                                                   Chairman, Chief Executive
                                                                   Officer, President and
                                                                   Chief Operating Officer
                                                                   (1987-1991) of the Sears
                                                                   Merchandise Group of Sears
                                                                   Roebuck & Co.

Edwin J. Garn (71)               Trustee           Trustee since   Director or Trustee of the  208             Director of Franklin
Summit Ventures LLC                                July 2003       Retail Funds (since                         Covey (time
1 Utah Center                                                      January 1993) and the                       management systems),
201 S. Main Street                                                 Institutional Funds (since                  BMW Bank of North
Salt Lake City, UT 84111-                                          July 2003); member of the                   America, Inc.
2215                                                               Utah Regional Advisory                      (industrial loan
                                                                   Board of Pacific Corp.;                     corporation), United
                                                                   formerly United States                      Space Alliance
                                                                   Senator (R- Utah) (1974-                    (joint venture
                                                                   1992) and Chairman, Senate                  between Lockheed
                                                                   Banking Committee (1980-                    Martin and The
                                                                   1986), Mayor of Salt Lake                   Boeing Company) and
                                                                   City, Utah (1971-1974),                     Nuskin Asia Pacific
                                                                   Astronaut, Space Shuttle                    (multilevel
                                                                   Discovery (April 12-19,                     marketing); member
                                                                   1985), and Vice Chairman,                   of the board of
                                                                   Huntsman Corporation                        various civic and
                                                                   (chemical company).                         charitable
                                                                                                               organizations.

Wayne E. Hedien (70)             Trustee           Trustee since   Retired; Director or        208             Director of the PMI
Kramer Levin Naftalis &                            July 2003       Trustee of the Retail                       Group Inc. (private
Frankel LLP                                                        Funds (since September                      mortgage insurance);
Counsel to the                                                     1997) and the                               Trustee and Vice
Independent Directors                                              Institutional Funds (since                  Chairman of the
919 Third Avenue                                                   July 2003); formerly                        Field Museum of
New York, NY 10022-3902                                            associated with the                         Natural History;
                                                                   Allstate Companies                          director of various
                                                                   (1966-1994), most recently                  other business and
                                                                   as Chairman of The                          charitable
                                                                   Allstate Corporation                        organizations.
                                                                   (March 1993-December 1994)
                                                                   and Chairman and Chief
                                                                   Executive Officer of its
                                                                   wholly-owned subsidiary,
                                                                   Allstate Insurance Company
                                                                   (July 1989-December 1994).

Dr. Manuel H. Johnson (55)       Trustee           Trustee since   Senior Partner, Johnson     208             Director of NVR,
Johnson Smick Group, Inc.                          July 2003       Smick International, Inc.,                  Inc. (home
2099 Pennsylvania Avenue,                                          a consulting firm;                          construction);
NW Suite 950                                                       Chairman of the Audit                       Chairman and Trustee
Washington, D.C. 20006                                             Committee and Director or                   of the Financial
                                                                   Trustee of the Retail                       Accounting
                                                                   Funds (since July 1991)                     Foundation
                                                                   and the Institutional                       (oversight
                                                                   Funds (since July 2003);                    organization of the
                                                                   Co-Chairman and a founder                   Financial Accounting
                                                                   of the Group of Seven                       Standards Board);
                                                                   Council (G7C), an                           Director of RBS
                                                                   international economic                      Greenwich Capital
                                                                   commission; formerly Vice                   Holdings (financial
                                                                   Chairman of the Board of                    holdings company).
                                                                   Governors of the Federal
                                                                   Reserve System and
                                                                   Assistant Secretary of the
                                                                   U.S. Treasury.

Joseph J. Kearns (62)            Trustee           Trustee since   President, Kearns &         209             Director of Electro
PMB754                                             August 1994     Associates LLC (investment                  Rent Corporation
23852 Pacific Coast Highway                                        consulting); Deputy                         (equipment leasing),
Malibu, CA 90265                                                   Chairman of the Audit                       The Ford Family
                                                                   Committee and Director or                   Foundation and the
                                                                   Trustee of the Retail                       UCLA Foundation.
                                                                   Funds (since July 2003)
                                                                   and the Institutional
                                                                   Funds (since August 1994);
                                                                   previously Chairman of the
                                                                   Audit Committee of the
                                                                   Institutional Funds
                                                                   (October 2001 - July 2003);
                                                                   formerly CFO of the
                                                                   J. Paul Getty Trust.

Michael Nugent (68)              Trustee           Trustee since   General Partner of Triumph  208             Director of various
Triumph Capital, L.P.                              July 2001       Capital, L.P., a private                    business
445 Park Avenue, 10th Floor                                        investment partnership;                     organizations.
New York, NY 10022                                                 Chairman of the Insurance
                                                                   Committee and Director or
                                                                   Trustee of the Retail
                                                                   Funds (since July 1991)
                                                                   and the Institutional
                                                                   Funds (since July 2001);
                                                                   formerly Vice President,
                                                                   Bankers Trust Company and
                                                                   BT Capital Corporation
                                                                   (1984-1988).

Fergus Reid (72)                 Trustee           Trustee since   Chairman of Lumelite        209             Trustee and Director
85 Charles Coleman Blvd.                           June 1992       Plastics Corporation;                       of certain
Pawling, NY 12564                                                  Chairman of the Governance                  investment companies
                                                                   Committee and Director or                   in the JPMorgan
                                                                   Trustee of the Retail                       Funds complex
                                                                   Funds (since July 2003)                     managed by JP Morgan
                                                                   and the Institutional                       Investment
                                                                   Funds (since June 1992).                    Management Inc.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS IN
                                  POSITION(S)      TERM OF OFFICE                              FUND COMPLEX
                                  HELD WITH        AND LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS OF TRUSTEE  REGISTRANT       TIME SERVED*    DURING PAST 5 YEARS         TRUSTEE**       HELD BY TRUSTEE
--------------------------------  ---------------  --------------  --------------------------  --------------  --------------------
Charles A. Fiumefreddo (71)       Chairman and     Chairman and    Chairman and Director or    208             None
Morgan Stanley Trust              Trustee          Trustee since   Trustee of the Retail
Harborside Financial Center                        July 2003       Funds (since July 1991)
Plaza Two 3rd Floor                                                and the Institutional
Jersey City, NJ 07311                                              Funds (since July 2003);
                                                                   formerly Chief Executive
                                                                   Officer of the Retail
                                                                   Funds (until September
                                                                   2002).

James F. Higgins (56)             Trustee          Trustee since   Director or Trustee of the  208             Director of AXA
Morgan Stanley Trust                               July 2003       Retail Funds (since June                    Financial, Inc. and
Harborside Financial Center                                        2000) and the                               The Equitable Life
Plaza Two 2nd Floor                                                Institutional Funds (since                  Assurance Society of
Jersey City, NJ 07311                                              July 2003); Senior Advisor                  the United States
                                                                   of Morgan Stanley (since                    (financial
                                                                   August 2000); Director of                   services).
                                                                   Morgan Stanley
                                                                   Distributors Inc. and Dean
                                                                   Witter Realty Inc.;
                                                                   previously President and
                                                                   Chief Operating Officer of
                                                                   the Private Client Group
                                                                   of Morgan Stanley (May
                                                                   1999-August 2000), and
                                                                   President and Chief
                                                                   Operating Officer of
                                                                   Individual Securities of
                                                                   Morgan Stanley (February
                                                                   1997-May 1999).

----------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investments LP ("MSI") that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. ("MSIM"), Morgan Stanley Investment Advisors Inc. ("MSIA") and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2004 ANNUAL REPORT

September 30, 2004

TRUSTEE AND OFFICER INFORMATION (CONT'D)

OFFICERS:

                                            POSITION(S)     TERM OF OFFICE
                                            HELD WITH       AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  REGISTRANT      TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------  --------------  -----------------  ---------------------------------------------------
Mitchell M. Merin (51)                      President       President since    President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                   July 2003          Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                         Director and Chief Executive Officer of Morgan
New York, NY 10020                                                             Stanley Investment Advisors, Inc. and Morgan
                                                                               Stanley Services Company Inc.; Chairman and
                                                                               Director of Morgan Stanley Distributors Inc.;
                                                                               Chairman and Director of Morgan Stanley Trust;
                                                                               Director of various Morgan Stanley subsidiaries;
                                                                               President of the Institutional Funds (since July
                                                                               2003) and President of the Retail Funds (since May
                                                                               1999); Trustee (since July 2003) and President
                                                                               (since December 2002) of the Van Kampen Closed-End
                                                                               Funds; Trustee (since May 1999) and President
                                                                               (since October 2002) of the Van Kampen Open-End
                                                                               Funds.

Ronald E. Robison (65)                      Executive Vice  Executive Vice     Principal Executive Officer--Office of the Funds
Morgan Stanley Investment Management Inc.   President and   President and      (since November 2003); Managing Director of Morgan
1221 Avenue of the Americas 34th Floor      Principal       Principal          Stanley & Co. Incorporated; Managing Director of
New York, NY 10020                          Executive       Executive Officer  Morgan Stanley; Managing Director, Chief
                                            Officer         since July 2003    Administrative Officer and Director of Morgan
                                                                               Stanley Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc.; Chief Executive Officer and
                                                                               Director of Morgan Stanley Trust; Managing Director
                                                                               and Director of Morgan Stanley Distributors Inc.;
                                                                               Executive Vice President and Principal Executive
                                                                               Officer of the Retail Funds (since April 2003) and
                                                                               the Institutional Funds (since July 2003);
                                                                               previously President and Director of the
                                                                               Institutional Funds (March 2001 - July 2003) and
                                                                               Chief Global Operations Officer and Managing
                                                                               Director of Morgan Stanley Investment Management
                                                                               Inc.

Joseph J. McAlinden (61)                    Vice President  Vice President     Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                   since July 2003    Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas 33rd Floor                                         Stanley Investment Management Inc.; Director of
New York, NY 10020                                                             Morgan Stanley Trust; Chief Investment Officer of
                                                                               the Van Kampen Funds; Vice President of the
                                                                               Institutional Funds (since July 2003) and the
                                                                               Retail Funds (since July 1995).

Barry Fink (49)                             Vice President  Vice President     General Counsel (since May 2000) and Managing
Morgan Stanley Investment Management Inc.                   since July 2003    Director (since December 2000) of Morgan Stanley
1221 Avenue of the Americas 22nd Floor                                         Investment Management; Managing Director (since
New York, NY 10020                                                             December 2000), Secretary (since February 1997) and
                                                                               Director (since July 1998) of Morgan Stanley
                                                                               Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc.; Vice President and General
                                                                               Counsel of the Retail Funds; Assistant Secretary of
                                                                               Morgan Stanley DW Inc.; Vice President of the
                                                                               Institutional Funds (since July 2003); Managing
                                                                               Director, Secretary and Director of Morgan Stanley
                                                                               Distributors Inc.; previously Secretary of the
                                                                               Retail Funds (February 1997- July 2003) and Vice
                                                                               President and Assistant General Counsel of Morgan
                                                                               Stanley Investment Advisors Inc. and Morgan Stanley
                                                                               Services Company Inc. (February 1997-December
                                                                               2001).

Amy R. Doberman (42)                        Vice President  Vice President     Managing Director and General Counsel - U.S.
Morgan Stanley Investment Management Inc.                   since July 2004    Investment Management; Managing Director of the
1221 Avenue of the Americas 22nd Floor                                         Investment Manager and Morgan Stanley Investment
New York, NY 10020                                                             Advisor Inc.; Vice President of the Institutional
                                                                               and Retail Funds (since July 2004); previously,
                                                                               Managing Director and General Counsel - Americas, UBS
                                                                               Global Asset Management (July 2000-July 2004) and
                                                                               General Counsel, Aeltus Investment Management, Inc.
                                                                               (January 1997-July 2000).

Stefanie V. Chang (37)                      Vice President  Vice President     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                   since December     Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 22nd Floor                      1997               Inc. and Morgan Stanley Investment Advisors Inc.;
New York, NY 10020                                                             Vice President of the Institutional Funds (since
                                                                               December 1997) and the Retail Funds (since July
                                                                               2003); formerly practiced law with the New York law
                                                                               firm of Rogers & Wells (now Clifford Chance US
                                                                               LLP).

James W. Garrett (35)                       Treasurer and   Treasurer since    Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief           February 2002 CFO  Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Financial       since July 2003    Management Inc.; Treasurer and Chief Financial
New York, NY 10020                          Officer                            Officer of the Institutional Funds; previously with
                                                                               PriceWaterhouse LLP (now PricewaterhouseCoopers
                                                                               LLP).

Michael J. Leary (38)                       Assistant       Assistant          Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer       Treasurer since    Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                           March 2003         (formerly Chase Global Funds Services Company);
Boston, MA 02108                                                               formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (37)                         Secretary       Secretary since    Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                   June 1999          Incorporated, Morgan Stanley Investment Management
1221 Avenue of the Americas 22nd Floor                                         Inc. and Morgan Stanley Investment Advisors Inc.;
New York, NY 10020                                                             Secretary of the Institutional Funds (since June
                                                                               1999) and the Retail Funds (since July 2003);
                                                                               formerly practiced law with the New York law firms
                                                                               of McDermott, Will & Emery and Skadden, Arps,
                                                                               Slate, Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                                  2004 ANNUAL REPORT

                                                  September 30, 2004

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020


DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017


LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, NY 10166


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


REPORTING TO SHAREHOLDERS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
Investment Adviser: (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]                                           935-FXBALAR-1104

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.


Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.
 (a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                           REGISTRANT          COVERED ENTITIES(1)

 AUDIT FEES........................        $      453,260       N/A

 NON-AUDIT FEES
           AUDIT-RELATED FEES......        $                     $      123,000 (2)
           TAX FEES...................     $      47,430 (3)     $       42,141 (4)
           ALL OTHER FEES...........       $                     $      203,160 (5)
 TOTAL NON-AUDIT FEES..........            $      47,430         $      368,301

 TOTAL..............................       $      500,690        $      368,301


           2003
                         REGISTRANT                         COVERED ENTITIES(1)
 AUDIT FEES........................        $      466,693        N/A

 NON-AUDIT FEES
           AUDIT-RELATED FEES.....         $                      $       40,000 (2)
           TAX FEES..................      $      49,337 (3)      $       70,314 (4)
           ALL OTHER FEES...........       $                      $      213,250 (6)
 TOTAL NON-AUDIT FEES.........             $                      $      323,564

 TOTAL..............................       $      516,030         $      323,564



 N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                      AS ADOPTED AND AMENDED JULY 23, 2004,1


-        Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------
1 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

-        Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

-        Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-        Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-        Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-        All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-        Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

-        Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

-        Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

-        Covered Entities

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management gt
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.


Item 6. Schedule of Investments

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                              SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly autorized.

(Registrant) morgan Stanley Institutional Fund Trust

By:     /s/ Ronald E. Robinson
Name:   Ronald E. Robinson
Title:  Principal Executive Officer
Date:   November 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Ronald E. Robinson
Name:   Ronald E. Robinson
Title:  Principal Executive Officer
Date:   November 19, 2004

By:     /s/ James W. Garrett
Name:   James W. Garrett
Title:  Principal Financial Officer
Date:   November 19, 2004